UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Total Market Index Fund

May 31, 2018

STI-QTLY-0718
1.816022.113

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.4%
Adient PLC (a)	181,691	$9,673,229
American Axle & Manufacturing Holdings, Inc. (b)	188,109	2,975,884
Aptiv PLC	503,415	49,082,963
Autoliv, Inc. (a)	164,080	24,278,918
BorgWarner, Inc.	371,069	18,100,746
Cdti Advanced Matls, Inc. (a)(b)	8,475	5,526
Cooper Tire & Rubber Co.	91,978	2,363,835
Cooper-Standard Holding, Inc. (b)	32,523	4,039,357
Dana Holding Corp.	270,404	6,030,009
Delphi Technologies PLC	171,828	8,608,583
Dorman Products, Inc. (a)(b)	55,243	3,564,278
Fox Factory Holding Corp. (b)	77,770	3,091,358
Gentex Corp.	513,627	12,342,457
Gentherm, Inc. (b)	78,354	2,773,732
Hertz Global Holdings, Inc. (a)(b)	158,981	2,399,023
Horizon Global Corp. (a)(b)	41,718	277,425
LCI Industries	46,226	4,054,020
Lear Corp.	128,226	25,388,748
Modine Manufacturing Co. (b)	88,001	1,584,018
Motorcar Parts of America, Inc. (a)(b)	32,435	695,731
Shiloh Industries, Inc. (b)	23,634	245,321
Standard Motor Products, Inc.	42,212	1,910,093
Stoneridge, Inc. (b)	60,173	1,897,255
Strattec Security Corp.	4,334	163,392
Superior Industries International, Inc.	39,790	696,325
Sypris Solutions, Inc. (b)	16,848	28,473
Tenneco, Inc.	96,642	4,269,644
The Goodyear Tire & Rubber Co.	464,121	11,338,476
Tower International, Inc.	37,453	1,101,118
UQM Technologies, Inc. (a)(b)	38,648	39,421
Visteon Corp. (b)	57,388	7,171,204
VOXX International Corp. (b)	39,260	219,856
Workhorse Group, Inc. (a)(b)	43,808	114,339
		210,524,757
Automobiles - 0.5%
Ford Motor Co.	7,280,497	84,089,740
General Motors Co.	2,362,146	100,863,634
Harley-Davidson, Inc.	318,145	13,069,397
REV Group, Inc. (a)	55,706	944,774
Tesla, Inc. (a)(b)	250,264	71,257,669
Thor Industries, Inc.	90,574	8,387,152
Winnebago Industries, Inc. (a)	53,916	1,954,455
		280,566,821
Distributors - 0.1%
Core-Mark Holding Co., Inc.	91,667	1,789,340
Educational Development Corp.	2,866	64,772
Genuine Parts Co.	273,299	24,812,816
LKQ Corp. (b)	586,486	18,632,660
Pool Corp.	76,185	10,888,360
Weyco Group, Inc.	5,169	179,209
		56,367,157
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (b)	110,813	5,291,321
American Public Education, Inc. (b)	34,036	1,449,934
Ascent Capital Group, Inc. (b)	16,905	33,134
Bridgepoint Education, Inc. (b)	52,176	359,493
Bright Horizons Family Solutions, Inc. (b)	108,137	10,943,464
Cambium Learning Group, Inc. (b)	26,588	266,146
Capella Education Co.	20,930	1,987,304
Career Education Corp. (b)	119,651	1,841,429
Carriage Services, Inc.	24,048	604,807
Chegg, Inc. (a)(b)	151,002	4,223,526
Collectors Universe, Inc.	6,416	95,598
Graham Holdings Co.	9,672	5,617,981
Grand Canyon Education, Inc. (b)	92,016	10,222,978
H&R Block, Inc.	386,778	10,617,056
Houghton Mifflin Harcourt Co. (b)	207,270	1,409,436
K12, Inc. (b)	67,479	1,089,111
Laureate Education, Inc. Class A (b)	104,594	1,697,561
Liberty Tax, Inc. (a)	8,571	89,996
Lincoln Educational Services Corp. (b)	15,671	28,678
National American University Holdings, Inc.	5,378	6,238
Regis Corp. (b)	65,150	1,126,444
Service Corp. International	355,312	13,036,397
ServiceMaster Global Holdings, Inc. (b)	254,903	14,565,157
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	4,245,042
Strayer Education, Inc.	22,588	2,468,868
Universal Technical Institute, Inc. (b)	29,419	92,081
Weight Watchers International, Inc. (a)(b)	68,411	5,152,717
Xpresspa Group, Inc. (b)	9,862	4,053
		98,565,950
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	463,456	17,991,362
Belmond Ltd. Class A (b)	165,347	1,975,897
BFC Financial Corp. Class A	157,194	1,386,451
Biglari Holdings, Inc. (b)	247	264,290
Biglari Holdings, Inc. (b)	2,475	532,595
BJ's Restaurants, Inc.	35,904	2,010,624
Bloomin' Brands, Inc.	181,456	3,850,496
Bojangles', Inc. (a)(b)	24,608	364,198
Boyd Gaming Corp.	147,259	5,559,027
Brinker International, Inc.	86,305	3,774,118
Caesars Entertainment Corp. (a)(b)	244,825	2,974,624
Carnival Corp.	749,743	46,693,994
Carrols Restaurant Group, Inc. (b)	61,598	788,454
Century Casinos, Inc. (b)	44,390	376,871
Chipotle Mexican Grill, Inc. (a)(b)	46,485	19,996,917
Choice Hotels International, Inc.	75,738	6,085,548
Churchill Downs, Inc.	23,175	6,938,595
Chuy's Holdings, Inc. (a)(b)	33,149	976,238
Cracker Barrel Old Country Store, Inc. (a)	45,340	7,105,231
Darden Restaurants, Inc.	232,056	20,284,015
Dave & Buster's Entertainment, Inc. (a)(b)	73,713	3,069,409
Del Frisco's Restaurant Group, Inc. (b)	37,615	498,399
Del Taco Restaurants, Inc. (b)	75,328	906,949
Denny's Corp. (b)	117,334	1,789,344
DineEquity, Inc. (a)	36,646	2,325,189
Domino's Pizza, Inc.	82,909	20,849,955
Dover Downs Gaming & Entertainment, Inc. (b)	1,508	2,473
Dover Motorsports, Inc.	9,993	20,985
Drive Shack, Inc. (a)(b)	106,917	698,168
Dunkin' Brands Group, Inc. (a)	163,006	10,437,274
El Pollo Loco Holdings, Inc. (a)(b)	42,298	448,359
Eldorado Resorts, Inc. (a)(b)	110,052	4,974,350
Empire Resorts, Inc. (b)	4,022	91,299
Extended Stay America, Inc. unit	367,918	7,744,674
Famous Dave's of America, Inc. (a)(b)	7,623	52,218
Fiesta Restaurant Group, Inc. (a)(b)	50,677	1,259,323
Golden Entertainment, Inc. (a)(b)	33,622	1,026,143
Good Times Restaurants, Inc. (b)	7,939	26,199
Habit Restaurants, Inc. Class A (a)(b)	36,946	325,125
Hilton Grand Vacations, Inc. (b)	187,085	7,438,500
Hilton Worldwide Holdings, Inc.	531,092	42,864,435
Hyatt Hotels Corp. Class A	96,573	7,892,911
ILG, Inc.	199,231	6,821,669
International Speedway Corp. Class A	44,736	1,865,491
J. Alexanders Holdings, Inc. (b)	20,559	246,708
Jack in the Box, Inc.	54,956	4,433,301
Jamba, Inc. (b)	19,136	190,403
Kona Grill, Inc. (a)(b)	8,466	24,128
Las Vegas Sands Corp.	688,449	55,495,874
Lindblad Expeditions Holdings (b)	48,584	583,008
Luby's, Inc. (b)	14,614	39,312
Marriott International, Inc. Class A	566,224	76,644,081
Marriott Vacations Worldwide Corp. (a)	47,812	5,748,915
McDonald's Corp.	1,496,345	239,430,163
MGM Mirage, Inc.	968,253	30,451,557
Monarch Casino & Resort, Inc. (b)	19,895	886,123
Nathan's Famous, Inc.	3,561	304,644
Noodles & Co. (b)	28,579	247,208
Norwegian Cruise Line Holdings Ltd. (b)	397,580	20,809,337
Papa John's International, Inc. (a)	45,834	2,353,576
Papa Murphy's Holdings, Inc. (a)(b)	22,690	126,497
Penn National Gaming, Inc. (a)(b)	158,816	5,412,449
Pinnacle Entertainment, Inc. (b)	102,955	3,491,204
Planet Fitness, Inc. (b)	161,994	6,419,822
Playa Hotels & Resorts NV (b)	140,860	1,477,621
PlayAGS, Inc. (b)	16,623	420,894
Potbelly Corp. (a)(b)	40,772	542,268
Rave Restaurant Group, Inc. (a)(b)	9,079	10,986
RCI Hospitality Holdings, Inc.	15,482	494,650
Red Lion Hotels Corp. (b)	6,989	76,180
Red Robin Gourmet Burgers, Inc. (a)(b)	26,573	1,337,951
Red Rock Resorts, Inc.	129,298	4,453,023
Royal Caribbean Cruises Ltd.	325,521	34,173,195
Ruth's Hospitality Group, Inc.	51,983	1,380,149
Scientific Games Corp. Class A (a)(b)	99,063	5,874,436
SeaWorld Entertainment, Inc. (a)(b)	127,392	2,261,208
Shake Shack, Inc. Class A (a)(b)	35,538	2,118,776
Six Flags Entertainment Corp.	148,179	9,560,509
Sonic Corp. (a)	74,649	1,812,478
Speedway Motorsports, Inc.	23,497	392,400
Starbucks Corp.	2,630,035	149,044,083
Texas Roadhouse, Inc. Class A	123,753	7,668,973
The Cheesecake Factory, Inc. (a)	75,769	3,925,592
Town Sports International Holdings, Inc. (b)	41,284	470,638
U.S. Foods Holding Corp. (b)	262,925	9,381,164
Vail Resorts, Inc.	78,002	18,782,102
Wendy's Co.	328,867	5,298,047
Wingstop, Inc.	55,195	2,793,419
Wyndham Worldwide Corp.	185,484	20,113,885
Wynn Resorts Ltd.	159,438	31,251,442
Yum! Brands, Inc.	628,082	51,081,909
Zoe's Kitchen, Inc. (a)(b)	27,188	246,867
		1,093,141,541
Household Durables - 0.5%
AV Homes, Inc. (a)(b)	17,632	323,547
Bassett Furniture Industries, Inc.	18,263	504,972
Beazer Homes U.S.A., Inc. (b)	65,476	988,688
Cavco Industries, Inc. (b)	16,004	3,322,430
Century Communities, Inc. (b)	43,258	1,302,066
Comstock Holding Companies, Inc. (b)	1,496	5,356
CSS Industries, Inc.	16,118	260,306
D.R. Horton, Inc.	632,745	26,708,166
Dixie Group, Inc. (b)	11,105	26,652
Emerson Radio Corp. (b)	23,724	35,349
Ethan Allen Interiors, Inc.	53,577	1,256,381
Flexsteel Industries, Inc.	9,186	342,362
Garmin Ltd. (a)	216,150	12,988,454
GoPro, Inc. Class A (a)(b)	213,647	1,183,604
Green Brick Partners, Inc. (b)	37,398	441,296
Hamilton Beach Brands Holding Co. Class A	20,505	574,755
Helen of Troy Ltd. (b)	53,200	4,777,360
Hooker Furniture Corp.	23,607	880,541
Hovnanian Enterprises, Inc. Class A (b)	177,163	315,350
Installed Building Products, Inc. (b)	45,849	2,780,742
iRobot Corp. (a)(b)	50,514	3,152,579
KB Home	178,599	4,704,298
Koss Corp. (b)	2,669	5,658
La-Z-Boy, Inc.	91,907	2,867,498
Leggett & Platt, Inc.	249,108	10,288,160
Lennar Corp.:
Class A	524,244	27,124,385
Class B	9,673	400,269
LGI Homes, Inc. (a)(b)	35,114	2,138,794
Libbey, Inc. (a)	30,735	200,085
Lifetime Brands, Inc.	14,046	153,101
M.D.C. Holdings, Inc.	80,659	2,547,211
M/I Homes, Inc. (b)	47,612	1,322,661
Meritage Homes Corp. (b)	78,833	3,567,193
Mohawk Industries, Inc. (b)	118,253	24,128,342
New Home Co. LLC (b)	17,775	179,350
Newell Brands, Inc.	913,416	21,538,349
Nova LifeStyle, Inc. (a)(b)	26,136	48,613
NVR, Inc. (b)	6,477	19,369,728
PICO Holdings, Inc.	40,505	447,580
PulteGroup, Inc.	477,718	14,450,970
Roku, Inc. Class A	74,032	2,773,239
Skyline Corp.	21,741	690,059
Taylor Morrison Home Corp. (b)	213,917	4,599,216
Tempur Sealy International, Inc. (a)(b)	87,333	4,028,671
Toll Brothers, Inc.	260,970	10,305,705
TopBuild Corp. (b)	72,015	6,045,659
TRI Pointe Homes, Inc. (a)(b)	285,631	4,929,991
Tupperware Brands Corp.	98,214	4,140,702
Turtle Beach Corp. (a)(b)	12,175	211,845
Universal Electronics, Inc. (b)	28,445	843,394
Vuzix Corp. (a)(b)	35,528	225,603
Whirlpool Corp. (a)	134,947	19,533,578
William Lyon Homes, Inc. (b)	53,155	1,267,747
Zagg, Inc. (b)	47,415	720,708
		257,969,318
Internet & Direct Marketing Retail - 3.4%
1-800-FLOWERS.com, Inc. Class A (b)	67,294	847,904
Amazon.com, Inc. (b)	755,822	1,231,702,648
Blue Apron Holdings, Inc. Class A (a)	44,602	136,928
Duluth Holdings, Inc. (a)(b)	29,946	519,264
EVINE Live, Inc. (b)	71,405	84,258
Expedia, Inc.	231,490	28,017,235
FTD Companies, Inc. (b)	25,393	144,740
Gaia, Inc. Class A (b)	12,609	239,571
Groupon, Inc. (b)	761,063	3,660,713
Lands' End, Inc. (a)(b)	31,890	629,828
Liberty Expedia Holdings, Inc. (b)	113,147	4,911,711
Liberty Interactive Corp. QVC Group Series A (b)	866,824	17,622,532
Liberty TripAdvisor Holdings, Inc. (b)	137,066	2,008,017
Netflix, Inc. (b)	815,377	286,686,553
NutriSystem, Inc. (a)	59,492	2,219,052
Overstock.com, Inc. (a)(b)	36,823	1,230,809
PetMed Express, Inc. (a)	38,488	1,384,413
Shutterfly, Inc. (a)(b)	63,827	6,008,674
The Booking Holdings, Inc. (b)	91,428	192,814,338
TripAdvisor, Inc. (a)(b)	205,604	10,720,193
U.S. Auto Parts Network, Inc. (b)	5,048	8,632
Wayfair LLC Class A (a)(b)	78,362	7,236,731
		1,798,834,744
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	96,497	1,214,897
Brunswick Corp.	162,457	10,332,265
Callaway Golf Co.	178,654	3,383,707
Clarus Corp. (b)	32,583	239,485
Escalade, Inc.	7,022	101,117
Hasbro, Inc.	215,353	18,681,873
JAKKS Pacific, Inc. (a)(b)	36,433	98,369
Johnson Outdoors, Inc. Class A	9,939	754,171
Malibu Boats, Inc. Class A (b)	36,393	1,560,532
Marine Products Corp.	11,741	197,366
Mattel, Inc. (a)	665,394	10,326,915
MCBC Holdings, Inc. (b)	29,639	874,054
Nautilus, Inc. (b)	60,465	903,952
Polaris Industries, Inc.	110,365	12,349,844
Sturm, Ruger & Co., Inc. (a)	33,314	2,040,483
Summer Infant, Inc. (b)	32,605	40,756
Vista Outdoor, Inc. (b)	107,812	1,826,335
		64,926,121
Media - 2.4%
A.H. Belo Corp. Class A	22,177	105,341
AMC Entertainment Holdings, Inc. Class A (a)	98,115	1,452,102
AMC Networks, Inc. Class A (a)(b)	93,459	5,343,051
Ballantyne of Omaha, Inc. (b)	17,964	95,660
Cable One, Inc.	8,949	5,810,049
CBS Corp. Class B	662,665	33,378,436
Central European Media Enterprises Ltd. Class A (a)(b)	116,862	444,076
Charter Communications, Inc. Class A (a)(b)	351,714	91,811,423
Cinedigm Corp. (a)(b)	5,614	9,039
Cinemark Holdings, Inc.	196,415	6,632,935
Clear Channel Outdoor Holding, Inc. Class A	77,307	336,285
Comcast Corp. Class A	8,706,630	271,472,723
Daily Journal Corp. (a)(b)	644	145,544
Discovery Communications, Inc.:
Class A (a)(b)	301,842	6,365,848
Class C (non-vtg.) (b)	640,780	12,668,221
DISH Network Corp. Class A (b)	444,532	13,135,921
E.W. Scripps Co. Class A	104,171	1,301,096
Emmis Communications Corp. Class A (b)	1,993	10,782
Entercom Communications Corp. Class A (a)	253,845	1,738,838
Entravision Communication Corp. Class A	112,796	451,184
Fluent, Inc. (a)(b)	74,077	207,416
Gannett Co., Inc.	225,017	2,378,430
GCI Liberty, Inc. (b)	183,937	7,688,567
Global Eagle Entertainment, Inc. (a)(b)	84,431	190,814
Gray Television, Inc. (b)	155,347	1,708,817
Harte-Hanks, Inc. (b)	4,548	49,528
Hemisphere Media Group, Inc. (b)	10,964	133,213
Insignia Systems, Inc. (b)	5,038	9,220
Interpublic Group of Companies, Inc.	727,926	16,451,128
John Wiley & Sons, Inc. Class A	90,167	6,113,323
Lee Enterprises, Inc. (a)(b)	58,988	150,419
Liberty Broadband Corp.:
Class A (b)	36,926	2,521,677
Class C (b)	305,151	21,015,749
Liberty Global PLC:
Class A (b)	411,278	11,725,536
Class C (b)	1,142,689	31,629,632
Liberty Latin America Ltd. (b)	238,567	5,124,419
Liberty Latin America Ltd. Class A (a)(b)	77,452	1,678,385
Liberty Media Corp.:
Liberty Braves Class A (b)	14,273	356,254
Liberty Braves Class C (b)	68,302	1,706,184
Liberty Formula One Group Series C (a)(b)	389,373	12,296,399
Liberty Media Class A (a)(b)	46,551	1,409,099
Liberty SiriusXM Series A (b)	131,422	6,078,268
Liberty SiriusXM Series C (b)	352,297	16,272,598
Lions Gate Entertainment Corp.:
Class A (a)	145,390	3,368,686
Class B	201,823	4,405,796
Live Nation Entertainment, Inc. (b)	252,856	10,779,251
Loral Space & Communications Ltd. (b)	21,900	840,960
Marcus Corp.	38,691	1,220,701
Meredith Corp.	75,392	3,795,987
MSG Network, Inc. Class A (a)(b)	116,814	2,254,510
National CineMedia, Inc.	108,730	805,689
New Media Investment Group, Inc.	110,472	1,844,882
News Corp.:
Class A	825,180	12,402,455
Class B	150,998	2,332,919
Nexstar Broadcasting Group, Inc. Class A	84,997	5,635,301
Omnicom Group, Inc.	435,887	31,418,735
Reading International, Inc. Class A (b)	17,900	279,956
RLJ Entertainment, Inc. (b)	5,726	25,882
Saga Communications, Inc. Class A	3,882	150,428
Salem Communications Corp. Class A	10,842	41,200
Scholastic Corp.	52,798	2,375,382
Sinclair Broadcast Group, Inc. Class A	143,587	3,934,284
Sirius XM Holdings, Inc. (a)	2,785,137	19,774,473
Tegna, Inc.	404,044	4,189,936
The Madison Square Garden Co. (b)	30,996	8,122,192
The McClatchy Co. Class A (a)(b)	6,072	62,420
The New York Times Co. Class A (a)	238,030	5,415,183
The Walt Disney Co.	2,819,114	280,417,270
Time Warner, Inc.	1,457,508	137,238,953
Townsquare Media, Inc.	1,285	8,006
Tribune Media Co. Class A	137,277	4,925,499
tronc, Inc. (b)	51,781	830,567
Twenty-First Century Fox, Inc.:
Class A	1,954,978	75,364,402
Class B	840,547	32,083,679
Urban One, Inc. Class D (non-vtg.) (b)	32,336	66,289
Viacom, Inc. Class B (non-vtg.)	693,671	18,798,484
World Wrestling Entertainment, Inc. Class A (a)	75,130	4,349,276
		1,279,163,262
Multiline Retail - 0.4%
Big Lots, Inc. (a)	76,869	3,144,711
Dillard's, Inc. Class A (a)	40,152	3,269,577
Dollar General Corp.	488,835	42,763,286
Dollar Tree, Inc. (b)	450,190	37,181,192
Fred's, Inc. Class A (a)	52,965	74,681
JC Penney Corp., Inc. (a)(b)	587,373	1,421,443
Kohl's Corp.	316,995	21,159,416
Macy's, Inc.	577,106	20,146,770
Nordstrom, Inc. (a)	216,898	10,634,509
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	96,514	6,823,540
Sears Holdings Corp. (a)(b)	98,150	275,802
Target Corp.	1,014,886	73,975,041
Tuesday Morning Corp. (a)(b)	61,992	164,279
		221,034,247
Specialty Retail - 2.1%
Aaron's, Inc. Class A	112,558	4,477,557
Abercrombie & Fitch Co. Class A	133,398	3,181,542
Advance Auto Parts, Inc.	142,783	18,364,749
America's Car Mart, Inc. (b)	12,295	767,208
American Eagle Outfitters, Inc.	317,713	7,053,229
Armstrong Flooring, Inc. (b)	37,094	485,931
Asbury Automotive Group, Inc. (b)	40,476	2,815,106
Ascena Retail Group, Inc. (a)(b)	349,700	1,140,022
AutoNation, Inc. (a)(b)	112,063	5,116,797
AutoZone, Inc. (b)	50,452	32,759,493
Barnes & Noble Education, Inc. (b)	60,796	385,447
Barnes & Noble, Inc.	136,068	795,998
Bed Bath & Beyond, Inc.	260,771	4,735,601
Best Buy Co., Inc.	483,960	33,030,270
Big 5 Sporting Goods Corp. (a)	23,104	189,453
Boot Barn Holdings, Inc. (a)(b)	35,153	832,423
Build-A-Bear Workshop, Inc. (b)	15,205	121,640
Burlington Stores, Inc. (b)	126,705	18,530,606
Caleres, Inc.	81,369	2,885,345
Camping World Holdings, Inc. (a)	60,852	1,156,188
CarMax, Inc. (a)(b)	342,005	23,570,985
Cars.com, Inc. (a)	127,554	3,275,587
Chico's FAS, Inc.	255,796	2,164,034
Christopher & Banks Corp. (b)	57,707	48,405
Citi Trends, Inc.	26,292	789,023
Conn's, Inc. (a)(b)	47,233	1,093,444
Destination Maternity Corp. (a)(b)	22,235	70,485
Destination XL Group, Inc. (a)(b)	51,406	87,390
Dick's Sporting Goods, Inc.	154,889	5,668,937
DSW, Inc. Class A	144,844	3,458,875
Express, Inc. (b)	161,303	1,372,689
Finish Line, Inc. Class A (a)	78,891	1,073,707
Five Below, Inc. (b)	100,983	7,140,508
Floor & Decor Holdings, Inc. Class A (a)(b)	60,304	2,834,288
Foot Locker, Inc.	233,368	12,594,871
Francesca's Holdings Corp. (a)(b)	57,702	341,019
GameStop Corp. Class A (a)	189,516	2,501,611
Gap, Inc. (a)	404,963	11,330,865
Genesco, Inc. (a)(b)	38,400	1,678,080
GNC Holdings, Inc. Class A (a)(b)	120,441	385,411
Group 1 Automotive, Inc.	38,654	2,715,830
Guess?, Inc. (a)	114,124	2,236,830
Haverty Furniture Companies, Inc.	37,183	743,660
Hibbett Sports, Inc. (a)(b)	34,547	913,768
Home Depot, Inc.	2,192,303	408,974,125
Kirkland's, Inc. (b)	21,240	272,509
L Brands, Inc.	470,933	15,969,338
Lithia Motors, Inc. Class A (sub. vtg.)	46,519	4,547,232
Lowe's Companies, Inc.	1,556,657	147,897,982
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	1,044,500
MarineMax, Inc. (b)	36,815	863,312
Michaels Companies, Inc. (b)	197,854	3,632,599
Monro, Inc.	59,370	3,330,657
Murphy U.S.A., Inc. (b)	58,955	3,935,836
New York & Co., Inc. (b)	34,393	143,075
O'Reilly Automotive, Inc. (b)	158,367	42,665,653
Office Depot, Inc.	1,052,572	2,484,070
Party City Holdco, Inc. (a)(b)	63,433	932,465
Penske Automotive Group, Inc.	71,056	3,421,346
Pier 1 Imports, Inc. (a)	163,568	389,292
Rent-A-Center, Inc. (a)	93,716	889,365
RH (a)(b)	36,149	3,532,842
Ross Stores, Inc.	723,807	57,093,896
Sally Beauty Holdings, Inc. (a)(b)	228,422	3,458,309
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	24,000
Shoe Carnival, Inc. (a)	21,330	687,039
Signet Jewelers Ltd. (a)	116,151	4,994,493
Sleep Number Corp. (a)(b)	68,724	1,922,210
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	860,435
Sportsman's Warehouse Holdings, Inc. (a)(b)	85,108	440,859
Stage Stores, Inc. (a)	38,699	100,230
Stein Mart, Inc. (a)(b)	40,412	116,791
Tailored Brands, Inc. (a)	94,987	3,116,523
The Buckle, Inc. (a)	74,380	1,878,095
The Cato Corp. Class A (sub. vtg.)	58,832	1,343,135
The Children's Place Retail Stores, Inc.	32,586	4,195,448
The Container Store Group, Inc. (a)(b)	22,029	168,742
Tiffany & Co., Inc.	190,439	24,905,612
Tile Shop Holdings, Inc.	56,926	409,867
Tilly's, Inc.	25,457	350,288
TJX Companies, Inc.	1,182,856	106,835,554
Tractor Supply Co.	237,112	17,619,793
Trans World Entertainment Corp. (b)	2,977	3,275
Ulta Beauty, Inc. (b)	109,246	26,973,930
Urban Outfitters, Inc. (b)	151,625	6,298,503
Vitamin Shoppe, Inc. (a)(b)	45,231	230,678
Williams-Sonoma, Inc. (a)	147,711	8,178,758
Winmark Corp.	3,184	455,949
Zumiez, Inc. (b)	31,066	753,351
		1,145,256,868
Textiles, Apparel & Luxury Goods - 0.8%
Cadence Bancorp	63,066	1,842,158
Carter's, Inc.	84,898	9,254,731
Cherokee, Inc. (b)	20,319	15,849
Columbia Sportswear Co.	57,607	5,018,146
Crocs, Inc. (b)	126,644	2,259,329
Culp, Inc.	12,256	380,549
Deckers Outdoor Corp. (b)	58,429	6,611,826
Delta Apparel, Inc. (b)	4,312	81,238
Differential Brands Group, Inc. (b)	1,083	918
Emerald Expositions Events, Inc.	58,843	1,203,339
Fossil Group, Inc. (a)(b)	83,664	1,830,568
G-III Apparel Group Ltd. (b)	87,547	3,668,219
Hanesbrands, Inc. (a)	689,492	12,569,439
Iconix Brand Group, Inc. (a)(b)	101,691	65,082
J.Jill, Inc. (a)(b)	24,557	192,527
Lakeland Industries, Inc. (b)	6,813	97,426
lululemon athletica, Inc. (b)	180,400	18,951,020
Michael Kors Holdings Ltd. (b)	285,524	16,386,222
Movado Group, Inc.	39,217	1,925,555
Newmark Group, Inc.	231,305	3,106,426
NIKE, Inc. Class B	2,437,288	174,997,278
Oxford Industries, Inc.	34,526	2,849,086
Perry Ellis International, Inc. (b)	21,985	604,588
PetIQ, Inc. Class A (a)	18,886	361,667
PVH Corp.	142,976	22,876,160
Ralph Lauren Corp. (a)	103,027	13,865,374
Rocky Brands, Inc.	8,326	234,793
Sequential Brands Group, Inc. (a)(b)	82,806	170,580
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	251,853	7,318,848
Steven Madden Ltd.	106,426	5,624,614
Stitch Fix, Inc. (a)(b)	31,607	599,901
Superior Group of Companies, Inc.	11,974	283,185
Switch, Inc. Class A	92,904	1,159,442
Tapestry, Inc.	544,909	23,823,421
TPG RE Finance Trust, Inc.	48,145	983,121
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	349,356	7,301,540
Class C (non-vtg.) (a)(b)	338,744	6,409,036
Unifi, Inc. (b)	32,934	1,037,750
Vera Bradley, Inc. (a)(b)	29,957	348,999
VF Corp.	611,515	49,630,557
Vince Holding Corp. (a)(b)	2,676	30,025
Wolverine World Wide, Inc.	185,482	6,219,211
		412,189,743

TOTAL CONSUMER DISCRETIONARY		6,918,540,529

CONSUMER STAPLES - 6.0%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (b)	17,915	4,547,723
Brown-Forman Corp.:
Class A	46,010	2,526,869
Class B (non-vtg.)	565,127	31,963,583
Castle Brands, Inc. (a)(b)	173,742	220,652
Coca-Cola Bottling Co. Consolidated (a)	9,702	1,236,132
Constellation Brands, Inc. Class A (sub. vtg.)	323,058	72,067,779
Craft Brew Alliance, Inc. (b)	14,306	281,113
Dr. Pepper Snapple Group, Inc.	340,649	40,639,426
MGP Ingredients, Inc. (a)	24,369	2,157,875
Molson Coors Brewing Co. Class B	350,303	21,596,180
Monster Beverage Corp. (b)	779,368	39,872,467
National Beverage Corp. (a)	22,740	2,143,927
New Age Beverages Corp. (a)(b)	33,316	59,636
PepsiCo, Inc.	2,671,717	267,839,629
Primo Water Corp. (b)	40,649	690,220
REED'S, Inc. (a)(b)	1,830	5,033
The Coca-Cola Co.	7,222,626	310,572,918
		798,421,162
Food & Staples Retailing - 1.2%
Andersons, Inc.	52,768	1,704,406
Casey's General Stores, Inc. (a)	72,316	7,000,189
Chefs' Warehouse Holdings (a)(b)	42,131	1,145,963
Costco Wholesale Corp.	824,484	163,445,708
Ingles Markets, Inc. Class A	27,092	777,540
Kroger Co.	1,522,037	37,031,160
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	124,203
Performance Food Group Co. (b)	157,320	5,624,190
PriceSmart, Inc. (a)	44,258	3,746,440
Rite Aid Corp. (a)(b)	2,073,503	3,317,605
Smart & Final Stores, Inc. (b)	46,551	214,135
SpartanNash Co.	61,272	1,517,095
Sprouts Farmers Market LLC (b)	232,354	5,042,082
SUPERVALU, Inc. (a)(b)	84,298	1,558,670
Sysco Corp.	893,355	58,094,876
United Natural Foods, Inc. (a)(b)	95,946	4,373,219
Village Super Market, Inc. Class A	8,594	249,570
Walgreens Boots Alliance, Inc.	1,599,192	99,773,589
Walmart, Inc.	2,733,173	225,596,099
Weis Markets, Inc.	34,945	1,905,551
Welbilt, Inc. (b)	274,877	5,351,855
		627,594,145
Food Products - 1.1%
Alico, Inc.	4,002	125,663
Archer Daniels Midland Co.	1,058,317	46,269,619
B&G Foods, Inc. Class A (a)	128,366	3,613,503
Bunge Ltd.	265,046	18,433,949
Cal-Maine Foods, Inc. (b)	58,088	2,791,128
Calavo Growers, Inc. (a)	30,246	2,661,648
Campbell Soup Co. (a)	360,664	12,132,737
Coffee Holding Co., Inc. (b)	3,401	14,352
ConAgra Foods, Inc.	747,229	27,692,307
Darling International, Inc. (b)	320,453	6,021,312
Dean Foods Co.	156,497	1,497,676
Farmer Brothers Co. (a)(b)	27,261	796,021
Flowers Foods, Inc.	375,117	7,614,875
Fresh Del Monte Produce, Inc.	62,230	2,794,749
Freshpet, Inc. (a)(b)	50,186	1,144,241
General Mills, Inc.	1,071,924	45,331,666
Hormel Foods Corp. (a)	498,629	17,895,795
Hostess Brands, Inc. Class A (a)(b)	143,616	1,957,486
Ingredion, Inc.	140,806	15,684,380
J&J Snack Foods Corp.	28,653	4,057,838
John B. Sanfilippo & Son, Inc.	17,222	1,167,996
Kellogg Co.	460,933	29,679,476
Lamb Weston Holdings, Inc.	273,230	17,418,413
Lancaster Colony Corp.	37,363	4,711,474
Landec Corp. (b)	35,757	504,174
Lifeway Foods, Inc. (b)	1,962	10,006
Limoneira Co.	13,723	332,371
McCormick & Co., Inc. (non-vtg.) (a)	229,559	23,185,459
Mondelez International, Inc.	2,782,497	109,268,657
Pilgrim's Pride Corp. (b)	106,035	2,066,622
Pinnacle Foods, Inc.	218,250	13,954,905
Post Holdings, Inc. (a)(b)	119,442	9,181,507
Sanderson Farms, Inc. (a)	37,342	3,655,035
Seaboard Corp.	515	2,098,630
Seneca Foods Corp. Class A (b)	9,032	244,767
The Hain Celestial Group, Inc. (b)	195,834	4,997,684
The Hershey Co.	263,376	23,714,375
The J.M. Smucker Co.	214,528	23,061,760
The Kraft Heinz Co. (a)	1,125,604	64,699,718
The Simply Good Foods Co.	147,360	1,952,520
Tootsie Roll Industries, Inc. (a)	48,416	1,408,906
TreeHouse Foods, Inc. (a)(b)	102,643	4,917,626
Tyson Foods, Inc. Class A	560,867	37,841,696
		598,604,722
Household Products - 1.1%
Central Garden & Pet Co. Class A (non-vtg.) (b)	90,283	3,431,657
Church & Dwight Co., Inc. (a)	457,567	21,482,771
Clorox Co.	243,684	29,444,338
Colgate-Palmolive Co.	1,658,791	104,653,124
Energizer Holdings, Inc.	112,990	6,863,013
Funko, Inc. (b)	13,229	131,496
HRG Group, Inc. (b)	286,468	3,632,414
Kimberly-Clark Corp.	655,444	66,101,527
Oil-Dri Corp. of America	2,105	81,906
Orchids Paper Products Co. (a)(b)	12,438	49,503
Procter & Gamble Co.	4,750,572	347,599,353
Spectrum Brands Holdings, Inc. (a)	44,601	3,554,254
WD-40 Co. (a)	27,338	3,760,342
		590,785,698
Personal Products - 0.2%
Avon Products, Inc. (a)(b)	847,443	1,525,397
Coty, Inc. Class A	891,253	11,809,102
Cyanotech Corp. (b)	2,300	8,970
Edgewell Personal Care Co. (a)(b)	95,191	4,161,751
elf Beauty, Inc. (a)(b)	35,801	674,849
Estee Lauder Companies, Inc. Class A	422,799	63,183,083
Herbalife Nutrition Ltd. (b)	233,573	11,858,501
Inter Parfums, Inc.	29,691	1,582,530
LifeVantage Corp. (b)	19,206	91,805
Mannatech, Inc.	599	12,639
MediFast, Inc.	23,366	3,422,885
Natural Health Trends Corp. (a)	11,452	252,402
Nature's Sunshine Products, Inc. (b)	6,985	63,214
Nu Skin Enterprises, Inc. Class A	104,844	8,585,675
Revlon, Inc. (a)(b)	25,388	437,943
USANA Health Sciences, Inc. (b)	25,519	2,985,723
Veru, Inc. (a)(b)	11,731	24,400
		110,680,869
Tobacco - 0.9%
22nd Century Group, Inc. (a)(b)	193,301	409,798
Alliance One International, Inc. (b)	16,429	343,366
Altria Group, Inc.	3,574,122	199,221,560
Philip Morris International, Inc.	2,923,414	232,528,350
Universal Corp.	48,780	3,226,797
Vector Group Ltd. (a)	224,341	4,352,215
		440,082,086

TOTAL CONSUMER STAPLES		3,166,168,682

ENERGY - 6.0%
Energy Equipment & Services - 0.9%
Archrock, Inc.	242,413	2,799,870
Aspen Aerogels, Inc. (b)	9,858	49,487
Baker Hughes, a GE Co. Class A	809,729	28,008,526
Basic Energy Services, Inc. (b)	42,877	566,405
Bristow Group, Inc. (a)	59,922	708,877
C&J Energy Services, Inc. (b)	129,736	3,492,493
Carbo Ceramics, Inc. (a)(b)	36,697	353,025
Core Laboratories NV (a)	83,029	10,310,541
Dawson Geophysical Co.	20,035	142,249
Diamond Offshore Drilling, Inc. (a)(b)	116,154	2,109,357
Dril-Quip, Inc. (a)(b)	70,873	3,405,448
ENGlobal Corp. (b)	5,637	6,257
Ensco PLC Class A	806,495	5,242,218
Era Group, Inc. (b)	30,759	397,714
Exterran Corp. (b)	59,232	1,632,434
Fairmount Santrol Holidings, Inc. (a)(b)	346,227	1,949,258
Forum Energy Technologies, Inc. (b)	145,804	2,063,127
Frank's International NV (a)	132,102	974,913
FTS International, Inc. (b)	53,091	1,005,544
Geospace Technologies Corp. (b)	25,924	287,497
Gulf Island Fabrication, Inc.	17,861	187,541
Halliburton Co.	1,622,694	80,712,800
Helix Energy Solutions Group, Inc. (b)	271,820	2,065,832
Helmerich & Payne, Inc. (a)	202,884	13,467,440
Hornbeck Offshore Services, Inc. (a)(b)	41,835	138,056
Independence Contract Drilling, Inc. (b)	45,769	194,976
ION Geophysical Corp. (b)	19,328	473,536
Key Energy Services, Inc. (a)(b)	13,975	236,597
Liberty Oilfield Services, Inc. Class A (a)(b)	24,986	531,202
Mammoth Energy Services, Inc. (a)(b)	21,777	822,300
Matrix Service Co. (b)	47,813	927,572
McDermott International, Inc. (a)(b)	335,481	7,290,002
Mitcham Industries, Inc. (b)	23,287	93,381
Nabors Industries Ltd.	664,054	4,960,483
National Oilwell Varco, Inc.	721,518	29,885,276
Natural Gas Services Group, Inc. (b)	21,602	497,926
NCS Multistage Holdings, Inc. (a)(b)	41,493	631,523
Newpark Resources, Inc. (b)	184,008	1,996,487
Noble Corp. (a)(b)	468,541	2,605,088
Oceaneering International, Inc. (a)	195,230	4,652,331
Oil States International, Inc. (b)	113,918	4,032,697
Parker Drilling Co. (b)	180,331	79,346
Patterson-UTI Energy, Inc.	419,954	8,684,649
PHI, Inc. (non-vtg.) (b)	18,377	209,498
Pioneer Energy Services Corp. (b)	156,417	860,294
Profire Energy, Inc. (b)	30,331	141,949
Ranger Energy Services, Inc. Class A	4,519	44,286
RigNet, Inc. (b)	15,376	182,206
Rowan Companies PLC (a)(b)	205,609	3,207,500
RPC, Inc. (a)	112,587	1,848,679
Schlumberger Ltd.	2,596,084	178,273,088
SEACOR Holdings, Inc. (b)	30,397	1,587,635
SEACOR Marine Holdings, Inc. (a)	30,560	717,549
Smart Sand, Inc. (a)(b)	41,295	252,725
Solaris Oilfield Infrastructure, Inc. Class A (a)	42,266	652,587
Superior Energy Services, Inc. (a)(b)	304,963	3,333,246
Synthesis Energy Systems, Inc. (a)(b)	17,261	55,926
TechnipFMC PLC (a)	836,314	26,051,181
TETRA Technologies, Inc. (b)	232,409	980,766
Tidewater, Inc. (b)	49,250	1,426,773
Transocean Ltd. (United States) (a)(b)	847,118	10,716,043
U.S. Silica Holdings, Inc.	151,843	4,696,504
Unit Corp. (b)	95,665	2,089,324
Weatherford International PLC (a)(b)	1,832,295	6,211,480
		474,211,520
Oil, Gas & Consumable Fuels - 5.1%
Abraxas Petroleum Corp. (b)	314,017	847,846
Adams Resources & Energy, Inc.	2,090	92,315
Aemetis, Inc. (b)	10,055	15,987
Alta Mesa Resources, Inc. Class A (a)(b)	252,424	1,696,289
Amyris, Inc. (a)(b)	57,217	295,812
Anadarko Petroleum Corp.	973,852	67,974,870
Andeavor	267,615	38,651,634
Antero Resources Corp. (a)(b)	422,093	8,066,197
Apache Corp. (a)	725,800	29,032,000
Approach Resources, Inc. (a)(b)	60,041	180,723
Arch Coal, Inc.	42,349	3,479,394
Barnwell Industries, Inc. (b)	2,847	4,641
Bonanza Creek Energy, Inc.	37,069	1,363,398
Cabot Oil & Gas Corp.	868,367	19,842,186
California Resources Corp. (b)	79,879	2,934,754
Callon Petroleum Co. (a)(b)	384,642	4,554,161
Carrizo Oil & Gas, Inc. (a)(b)	142,058	3,588,385
Centennial Resource Development, Inc. Class A (a)(b)	326,392	5,744,499
Cheniere Energy, Inc. (b)	385,481	25,680,744
Chesapeake Energy Corp. (a)(b)	1,669,897	7,464,440
Chevron Corp.	3,594,538	446,801,073
Cimarex Energy Co.	173,660	16,136,487
Clean Energy Fuels Corp. (b)	207,470	655,605
Cloud Peak Energy, Inc. (b)	152,269	551,214
CNX Resources Corp. (b)	384,888	6,219,790
Comstock Resources, Inc. (b)	24,083	276,955
Concho Resources, Inc. (a)(b)	281,202	38,611,847
ConocoPhillips Co.	2,203,079	148,465,494
CONSOL Energy, Inc. (b)	45,416	2,001,029
Contango Oil & Gas Co. (b)	51,306	230,877
Continental Resources, Inc. (a)(b)	166,423	11,206,925
CVR Energy, Inc. (a)	36,545	1,378,843
Delek U.S. Holdings, Inc.	138,734	7,738,583
Denbury Resources, Inc. (a)(b)	776,911	3,301,872
Devon Energy Corp.	977,131	40,619,336
Diamondback Energy, Inc.	187,987	22,701,310
Dorian Lpg Ltd. (b)	48,796	394,272
Earthstone Energy, Inc. (b)	37,545	331,898
Eclipse Resources Corp. (b)	169,538	274,652
Energen Corp. (b)	190,914	12,951,606
Energy XXI Gulf Coast, Inc. (b)	77,532	583,041
EOG Resources, Inc.	1,083,841	127,687,308
EP Energy Corp. (a)(b)	91,298	264,764
EQT Corp.	463,800	23,904,252
Evolution Petroleum Corp.	53,534	508,573
Extraction Oil & Gas, Inc. (a)(b)	231,956	3,933,974
Exxon Mobil Corp.	7,973,701	647,783,469
Gastar Exploration, Inc. (a)(b)	285,601	188,497
Gener8 Maritime, Inc. (b)	186,799	1,247,817
Gevo, Inc. (a)(b)	7,805	1,843
Green Plains, Inc.	65,482	1,398,041
Gulfport Energy Corp. (b)	315,474	3,504,916
Halcon Resources Corp. (a)(b)	292,167	1,414,088
Hallador Energy Co.	29,822	223,367
Hess Corp.	496,180	29,979,196
Highpoint Resources, Inc. (a)(b)	185,582	1,325,055
HollyFrontier Corp.	333,699	25,754,889
Houston American Energy Corp. (a)(b)	36,485	9,012
International Seaways, Inc. (b)	72,136	1,507,642
Isramco, Inc. (b)	123	13,825
Jagged Peak Energy, Inc. (a)(b)	69,960	843,018
Jones Energy, Inc. (a)(b)	91,542	48,490
Kinder Morgan, Inc.	3,547,992	59,180,507
Kosmos Energy Ltd. (b)	461,148	3,583,120
Laredo Petroleum, Inc. (a)(b)	240,236	2,229,390
Lilis Energy, Inc. (b)	43,293	257,160
Lonestar Resources U.S., Inc. (b)	18,853	132,725
Marathon Oil Corp.	1,608,968	34,480,184
Marathon Petroleum Corp.	895,494	70,770,891
Matador Resources Co. (b)	176,342	4,949,920
Midstates Petroleum Co., Inc. (b)	45,703	602,366
Murphy Oil Corp.	318,754	9,801,686
NACCO Industries, Inc. Class A	7,854	301,201
Newfield Exploration Co. (b)	369,380	10,800,671
Nextdecade Corp. (a)(b)	29,373	200,324
Nine Energy Service, Inc. (b)	17,673	615,374
Noble Energy, Inc.	921,071	32,882,235
Northern Oil & Gas, Inc. (a)(b)	198,658	538,363
Oasis Petroleum, Inc. (b)	513,906	6,696,195
Occidental Petroleum Corp.	1,436,344	120,940,165
ONEOK, Inc.	777,439	52,990,242
Overseas Shipholding Group, Inc. (b)	80,103	291,575
Pacific Ethanol, Inc. (b)	51,285	171,805
Panhandle Royalty Co. Class A	32,305	673,559
Par Pacific Holdings, Inc. (b)	53,028	944,429
Parsley Energy, Inc. Class A (b)	471,534	13,900,822
PBF Energy, Inc. Class A	202,679	9,562,395
PDC Energy, Inc. (b)	122,412	7,404,702
Peabody Energy Corp.	204,690	8,856,936
Penn Virginia Corp. (b)	26,001	1,793,029
Phillips 66 Co.	787,456	91,730,749
Pioneer Natural Resources Co.	322,272	62,230,723
QEP Resources, Inc. (b)	446,077	5,393,071
Range Resources Corp. (a)	418,436	6,628,026
Renewable Energy Group, Inc. (a)(b)	62,786	1,120,730
Resolute Energy Corp. (a)(b)	38,744	1,381,611
Rex American Resources Corp. (b)	9,008	684,788
Ring Energy, Inc. (b)	109,353	1,510,165
RSP Permian, Inc. (b)	236,597	10,348,753
Sanchez Energy Corp. (a)(b)	110,256	434,409
SandRidge Energy, Inc. (b)	72,603	1,055,648
SemGroup Corp. Class A	145,251	3,674,850
SilverBow Resources, Inc. (b)	9,186	264,189
SM Energy Co. (a)	190,953	5,002,969
Southwestern Energy Co. (b)	981,701	4,643,446
Src Energy, Inc. (a)(b)	451,310	5,839,951
Talos Energy, Inc. (a)(b)	44,486	1,428,890
Targa Resources Corp.	402,889	19,592,492
Tellurian, Inc. (a)(b)	133,167	1,490,139
Tengasco, Inc. (b)	1,261	895
The Williams Companies, Inc.	1,535,409	41,241,086
Torchlight Energy Resources, Inc. (a)(b)	92,571	117,565
TransAtlantic Petroleum Ltd. (b)	18,382	30,146
U.S. Energy Corp. (a)(b)	2,263	2,897
Ultra Petroleum Corp. (a)(b)	342,191	609,100
Uranium Energy Corp. (a)(b)	246,510	369,765
VAALCO Energy, Inc. (b)	68,248	152,193
Valero Energy Corp.	810,583	98,242,660
Vertex Energy, Inc. (b)	17,824	18,002
W&T Offshore, Inc. (b)	182,009	1,246,762
Westwater Resources, Inc. (a)(b)	2,190	813
Whiting Petroleum Corp. (b)	173,178	9,077,991
WildHorse Resource Development Corp. (a)(b)	44,975	1,208,029
World Fuel Services Corp.	131,814	2,752,276
WPX Energy, Inc. (b)	737,213	13,424,649
Zion Oil & Gas, Inc. (a)(b)	91,553	325,929
Zion Oil & Gas, Inc. rights 5/31/18 (a)(b)(c)	9,155	21,057
		2,703,334,405

TOTAL ENERGY		3,177,545,925

FINANCIALS - 14.6%
Banks - 6.4%
1st Source Corp.	36,318	1,931,391
Access National Corp.	21,459	614,371
ACNB Corp.	3,789	119,354
Allegiance Bancshares, Inc. (b)	20,938	911,850
American National Bankshares, Inc.	2,748	109,096
Ameris Bancorp	97,087	5,407,746
Ames National Corp.	2,652	80,223
Arrow Financial Corp.	17,457	652,892
Associated Banc-Corp.	344,650	9,512,340
Atlantic Capital Bancshares, Inc. (b)	43,769	919,149
Banc of California, Inc.	80,001	1,552,019
BancFirst Corp.	35,422	2,116,465
Bancorp, Inc., Delaware (b)	97,581	1,104,617
BancorpSouth Bank	160,679	5,382,747
Bank of America Corp.	17,974,884	521,990,631
Bank of Commerce Holdings	29,023	345,374
Bank of Hawaii Corp.	95,554	8,115,401
Bank of Marin Bancorp	9,794	759,035
Bank of the Ozarks, Inc.	240,055	11,412,215
BankUnited, Inc.	207,169	8,736,317
Banner Corp.	61,987	3,716,121
Bar Harbor Bankshares	27,763	836,777
BB&T Corp.	1,454,221	76,346,603
BCB Bancorp, Inc.	17,750	276,900
Berkshire Hills Bancorp, Inc.	73,022	2,869,765
Blue Hills Bancorp, Inc.	49,471	1,009,208
BOK Financial Corp.	55,786	5,631,597
Boston Private Financial Holdings, Inc.	170,375	2,896,375
Bridge Bancorp, Inc.	53,457	1,975,236
Brookline Bancorp, Inc., Delaware	144,675	2,633,085
Bryn Mawr Bank Corp.	36,473	1,712,407
Byline Bancorp, Inc.	15,042	325,208
C & F Financial Corp.	1,992	120,317
Camden National Corp.	25,093	1,147,252
Capital City Bank Group, Inc.	7,146	161,071
Carolina Financial Corp.	30,727	1,344,921
Cathay General Bancorp	153,714	6,485,194
CBTX, Inc.	7,433	220,091
Centerstate Banks of Florida, Inc.	112,474	3,458,576
Central Pacific Financial Corp.	54,402	1,601,595
Central Valley Community Bancorp	4,570	98,072
Century Bancorp, Inc. Class A (non-vtg.)	1,470	117,453
Chemical Financial Corp.	146,142	8,201,489
CIT Group, Inc. (a)	249,047	12,434,917
Citigroup, Inc.	4,830,059	322,116,635
Citizens & Northern Corp.	8,777	224,428
Citizens Financial Group, Inc.	922,296	37,675,792
City Holding Co.	28,334	2,104,933
Civista Bancshares, Inc.	10,636	257,710
CNB Financial Corp., Pennsylvania	22,243	675,965
CoBiz, Inc.	67,032	1,496,154
Columbia Banking Systems, Inc.	148,473	6,313,072
Comerica, Inc.	314,699	29,672,969
Commerce Bancshares, Inc.	200,993	12,980,128
Community Bank System, Inc.	104,083	6,232,490
Community Bankers Trust Corp. (b)	24,176	235,716
Community Financial Corp.	3,879	142,708
Community Trust Bancorp, Inc.	33,336	1,701,803
ConnectOne Bancorp, Inc.	58,487	1,535,284
Cullen/Frost Bankers, Inc.	107,671	12,299,258
Customers Bancorp, Inc. (b)	55,994	1,697,178
CVB Financial Corp.	206,313	4,784,398
Eagle Bancorp, Inc. (b)	65,114	3,942,653
East West Bancorp, Inc.	276,842	19,234,982
Enterprise Bancorp, Inc.	15,551	623,595
Enterprise Financial Services Corp.	42,931	2,344,033
Equity Bancshares, Inc. (b)	26,482	1,054,248
Evans Bancorp, Inc.	6,302	293,358
Farmers & Merchants Bancorp, Inc.	18,588	768,614
Farmers Capital Bank Corp.	12,316	653,364
Farmers National Banc Corp.	66,489	1,050,526
FCB Financial Holdings, Inc. Class A (b)	85,791	5,228,961
Fidelity Southern Corp.	39,911	974,627
Fifth Third Bancorp	1,310,391	40,071,757
Financial Institutions, Inc.	23,952	762,871
First Bancorp, North Carolina	56,302	2,342,726
First Bancorp, Puerto Rico (b)	339,786	2,633,342
First Bancshares, Inc.	15,865	544,963
First Busey Corp.	89,914	2,887,139
First Business Finance Services, Inc.	3,936	101,864
First Citizen Bancshares, Inc.	17,547	7,708,222
First Commonwealth Financial Corp.	162,059	2,542,706
First Community Bancshares, Inc.	14,260	491,257
First Connecticut Bancorp, Inc.	13,599	348,814
First Financial Bancorp, Ohio	203,721	6,407,025
First Financial Bankshares, Inc. (a)	141,084	7,421,018
First Financial Corp., Indiana	17,277	753,277
First Financial Northwest, Inc.	2,197	38,184
First Foundation, Inc. (b)	55,932	1,084,521
First Hawaiian, Inc.	112,111	3,282,610
First Horizon National Corp.	627,383	11,631,681
First Internet Bancorp	13,171	464,936
First Interstate Bancsystem, Inc.	47,490	2,072,939
First Merchants Corp.	86,573	3,938,206
First Mid-Illinois Bancshares, Inc.	15,730	589,246
First Midwest Bancorp, Inc., Delaware	205,561	5,400,087
First Northwest Bancorp (b)	5,375	87,666
First of Long Island Corp.	37,824	964,512
First Republic Bank	296,727	29,554,009
First United Corp.	3,395	69,598
Flushing Financial Corp.	50,482	1,347,365
FNB Corp., Pennsylvania	588,594	7,798,871
Franklin Financial Network, Inc. (b)	20,997	767,440
Fulton Financial Corp.	335,536	5,855,103
German American Bancorp, Inc.	35,814	1,291,811
Glacier Bancorp, Inc.	160,846	6,271,386
Great Southern Bancorp, Inc.	24,910	1,432,325
Great Western Bancorp, Inc.	113,857	4,963,027
Green Bancorp, Inc.	40,300	904,735
Guaranty Bancorp	49,165	1,656,861
Guaranty Bancshares, Inc. Texas	2,629	85,574
Hancock Whitney Corp.	162,816	8,181,504
Hanmi Financial Corp.	61,810	1,851,210
HarborOne Bancorp, Inc. (b)	44,762	825,859
Heartland Financial U.S.A., Inc.	50,587	2,774,697
Heritage Commerce Corp.	59,915	1,022,150
Heritage Financial Corp., Washington	51,567	1,657,879
Hilltop Holdings, Inc.	152,809	3,583,371
Home Bancshares, Inc.	341,409	7,859,235
HomeTrust Bancshares, Inc. (b)	28,372	763,207
Hope Bancorp, Inc.	265,233	4,771,542
Horizon Bancorp, Inc. Indiana	41,549	1,303,392
Howard Bancorp, Inc. (b)	9,598	166,045
Huntington Bancshares, Inc.	1,986,998	29,546,660
IBERIABANK Corp.	104,723	8,367,368
Independent Bank Corp.	42,453	1,084,674
Independent Bank Corp., Massachusetts	57,790	4,527,847
Independent Bank Group, Inc.	38,579	2,903,070
International Bancshares Corp.	106,256	4,590,259
Investar Holding Corp.	8,384	229,302
Investors Bancorp, Inc.	516,646	6,892,058
JPMorgan Chase & Co.	6,457,025	690,966,245
KeyCorp	1,981,711	38,524,462
Lakeland Bancorp, Inc.	83,017	1,668,642
Lakeland Financial Corp.	47,524	2,318,696
LegacyTexas Financial Group, Inc.	83,607	3,510,658
Live Oak Bancshares, Inc.	47,360	1,399,488
Luther Burbank Corp.	30,837	377,753
M&T Bank Corp.	284,403	48,940,068
Macatawa Bank Corp.	22,839	276,124
MB Financial, Inc.	163,929	8,096,453
MBT Financial Corp.	19,637	208,152
Mercantile Bank Corp.	25,655	926,146
Merchants Bancorp/IN	6,381	162,779
Metropolitan Bank Holding Corp. (b)	4,468	228,136
Midland States Bancorp, Inc.	35,184	1,141,369
Midsouth Bancorp, Inc.	23,289	323,717
MidWestOne Financial Group, Inc.	15,589	519,581
MutualFirst Financial, Inc.	20,181	774,950
National Bank Holdings Corp.	64,357	2,506,062
National Bankshares, Inc.	5,803	279,414
National Commerce Corp. (b)	24,447	1,125,784
NBT Bancorp, Inc.	92,219	3,513,544
Nicolet Bankshares, Inc. (b)	9,989	567,675
Northeast Bancorp	10,393	226,567
Northrim Bancorp, Inc.	6,518	258,765
Norwood Financial Corp. (a)	7,600	237,272
OFG Bancorp	84,264	1,188,122
Ohio Valley Banc Corp.	3,608	176,792
Old Line Bancshares, Inc.	18,401	632,626
Old National Bancorp, Indiana	272,863	4,897,891
Old Point Financial Corp.	1,881	50,185
Old Second Bancorp, Inc.	42,726	638,754
Opus Bank	31,202	923,579
Orrstown Financial Services, Inc.	5,669	147,111
Pacific Mercantile Bancorp (b)	10,321	101,146
Pacific Premier Bancorp, Inc. (b)	71,645	2,958,939
PacWest Bancorp	249,776	13,253,115
Park National Corp.	28,727	3,298,434
PCSB Financial Corp.	61,717	1,261,495
Peapack-Gladstone Financial Corp.	27,837	960,377
Penns Woods Bancorp, Inc.	3,854	177,862
People's Utah Bancorp	31,031	1,131,080
Peoples Bancorp of North Carolina	4,241	134,737
Peoples Bancorp, Inc.	36,511	1,370,258
Peoples Financial Services Corp.	12,111	569,459
Peoples United Financial, Inc.	659,838	12,147,618
Pinnacle Financial Partners, Inc.	140,084	9,392,632
PNC Financial Services Group, Inc.	886,080	127,072,733
Popular, Inc.	195,108	8,826,686
Preferred Bank, Los Angeles	26,157	1,666,201
Premier Financial Bancorp, Inc.	4,507	100,957
Prosperity Bancshares, Inc.	133,535	9,671,940
QCR Holdings, Inc.	31,102	1,494,451
Regions Financial Corp.	2,113,277	38,546,172
Reliant Bancorp, Inc.	8,584	219,922
Renasant Corp.	91,081	4,364,602
Republic Bancorp, Inc., Kentucky Class A	18,205	799,382
Republic First Bancorp, Inc. (b)	116,122	998,649
S&T Bancorp, Inc.	72,150	3,259,016
Sandy Spring Bancorp, Inc.	64,813	2,692,980
Seacoast Banking Corp., Florida (b)	89,289	2,784,031
ServisFirst Bancshares, Inc.	88,788	3,729,984
Shore Bancshares, Inc.	6,745	127,346
Sierra Bancorp	11,641	328,742
Signature Bank (b)	99,740	12,715,853
Simmons First National Corp. Class A	162,360	5,195,520
SmartFinancial, Inc. (b)	7,194	171,289
South State Corp.	73,253	6,557,975
Southern First Bancshares, Inc. (b)	4,963	234,750
Southern National Bancorp of Virginia, Inc.	38,866	678,989
Southside Bancshares, Inc.	58,795	2,007,849
State Bank Financial Corp.	77,921	2,614,250
Sterling Bancorp	417,699	10,254,510
Stock Yards Bancorp, Inc.	42,120	1,672,164
Summit Financial Group, Inc.	7,690	198,248
SunTrust Banks, Inc.	866,495	58,497,077
SVB Financial Group (b)	99,123	30,939,262
Synovus Financial Corp.	230,632	12,479,498
TCF Financial Corp.	339,227	8,925,062
Texas Capital Bancshares, Inc. (b)	94,840	9,137,834
The First Bancorp, Inc.	17,759	514,656
Tompkins Financial Corp.	24,657	2,077,845
TowneBank	131,427	4,159,665
Trico Bancshares	41,694	1,622,730
TriState Capital Holdings, Inc. (b)	37,306	958,764
Triumph Bancorp, Inc. (b)	42,149	1,730,216
Trustmark Corp.	144,879	4,660,757
Two River Bancorp	3,500	62,405
U.S. Bancorp	2,950,128	147,476,899
UMB Financial Corp.	85,559	6,592,321
Umpqua Holdings Corp.	401,923	9,461,267
Union Bankshares Corp.	104,822	4,308,184
Union Bankshares, Inc.	1,824	92,568
United Bankshares, Inc., West Virginia (a)	204,098	7,439,372
United Community Bank, Inc.	132,387	4,297,282
United Security Bancshares, California	5,985	64,040
Unity Bancorp, Inc.	5,913	136,886
Univest Corp. of Pennsylvania	57,919	1,685,443
Valley National Bancorp	592,760	7,533,980
Veritex Holdings, Inc. (b)	31,035	954,016
Washington Trust Bancorp, Inc.	28,271	1,724,531
Webster Financial Corp.	192,253	12,323,417
Wells Fargo & Co.	8,260,752	445,998,000
WesBanco, Inc.	100,863	4,699,207
West Bancorp., Inc.	59,222	1,477,589
Westamerica Bancorp. (a)	50,684	2,900,645
Western Alliance Bancorp. (b)	200,432	12,078,032
Wintrust Financial Corp.	102,357	9,428,103
Zions Bancorporation (a)	384,092	21,052,083
		3,406,145,589
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	100,052	15,934,282
Ameriprise Financial, Inc.	270,939	37,560,274
Arlington Asset Investment Corp. (a)	39,851	455,895
Artisan Partners Asset Management, Inc.	93,464	3,018,887
Ashford, Inc.	1,254	97,091
Associated Capital Group, Inc. (a)	6,083	236,020
B. Riley Financial, Inc.	27,353	579,884
Bank of New York Mellon Corp.	1,895,895	103,800,251
BGC Partners, Inc. Class A	505,535	5,793,431
BlackRock, Inc. Class A	232,316	124,110,177
Brighthouse Financial, Inc. (a)	179,807	8,470,708
Cboe Global Markets, Inc.	213,351	20,814,524
Charles Schwab Corp.	2,247,075	124,982,312
CME Group, Inc.	640,548	104,345,269
Cohen & Steers, Inc.	39,455	1,535,983
Cowen Group, Inc. Class A (a)(b)	42,436	634,418
Diamond Hill Investment Group, Inc.	6,333	1,240,888
E*TRADE Financial Corp. (b)	491,704	31,149,448
Eaton Vance Corp. (non-vtg.)	215,304	11,583,355
Evercore, Inc. Class A	82,082	8,569,361
FactSet Research Systems, Inc.	72,229	14,518,751
Federated Investors, Inc. Class B (non-vtg.)	183,966	4,464,855
Financial Engines, Inc.	122,980	5,491,057
Franklin Resources, Inc.	612,881	20,574,415
Gain Capital Holdings, Inc. (a)	33,946	279,376
GAMCO Investors, Inc. Class A	6,083	156,698
Goldman Sachs Group, Inc.	660,589	149,213,843
Great Elm Capital Group, Inc. (b)	8,360	30,932
Greenhill & Co., Inc.	46,751	1,231,889
Hamilton Lane, Inc. Class A	48,843	2,283,899
Houlihan Lokey	64,542	3,155,458
Institutional Financial Markets, Inc.	688	7,465
Interactive Brokers Group, Inc.	132,397	9,635,854
IntercontinentalExchange, Inc.	1,094,145	77,563,939
INTL FCStone, Inc. (b)	29,684	1,484,200
Invesco Ltd.	758,747	20,728,968
Investment Technology Group, Inc.	64,820	1,422,151
Janus Henderson Group PLC	347,666	10,739,403
Ladenburg Thalmann Financial Services, Inc.	146,974	524,697
Lazard Ltd. Class A	239,535	12,321,680
Legg Mason, Inc.	154,159	5,745,506
LPL Financial	175,950	12,100,082
Manning & Napier, Inc. Class A	21,800	67,580
MarketAxess Holdings, Inc.	71,618	15,301,186
Moelis & Co. Class A	68,906	4,082,681
Moody's Corp.	313,807	53,526,060
Morgan Stanley	2,583,070	129,515,130
Morningstar, Inc.	38,287	4,594,823
MSCI, Inc.	169,962	27,630,722
Northern Trust Corp.	402,313	41,245,129
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	381,348
Piper Jaffray Companies	27,505	2,057,374
PJT Partners, Inc.	43,421	2,399,879
Pzena Investment Management, Inc.	4,972	44,698
Raymond James Financial, Inc.	249,930	24,133,241
S&P Global, Inc.	475,919	93,994,003
Safeguard Scientifics, Inc. (b)	26,745	351,697
SEI Investments Co.	249,563	15,917,128
Silvercrest Asset Management Group Class A	6,008	95,527
State Street Corp.	689,346	66,253,044
Stifel Financial Corp.	140,452	8,258,578
T. Rowe Price Group, Inc.	460,877	55,959,685
TD Ameritrade Holding Corp.	511,119	30,258,245
The NASDAQ OMX Group, Inc.	221,195	20,318,973
TheStreet.com, Inc. (b)	3,696	6,468
U.S. Global Investments, Inc. Class A	7,637	17,641
Vector Capital Corp. rights (b)(c)	4,280	0
Virtu Financial, Inc. Class A	111,951	3,476,079
Virtus Investment Partners, Inc.	12,698	1,594,234
Waddell & Reed Financial, Inc. Class A (a)	156,809	3,042,095
Westwood Holdings Group, Inc.	12,193	707,560
WisdomTree Investments, Inc.	238,661	2,615,725
		1,566,434,109
Consumer Finance - 0.8%
Ally Financial, Inc.	837,737	21,487,954
American Express Co.	1,352,575	132,958,123
Asta Funding, Inc. (b)	4,468	16,308
Atlanticus Holdings Corp. (b)	35,598	61,229
Capital One Financial Corp.	913,820	85,899,080
Consumer Portfolio Services, Inc. (b)	11,930	46,766
Credit Acceptance Corp. (a)(b)	24,306	8,580,261
CURO Group Holdings Corp. (a)(b)	18,059	415,538
Discover Financial Services	662,677	48,945,323
Elevate Credit, Inc. (b)	13,402	102,659
Encore Capital Group, Inc. (a)(b)	44,570	1,758,287
Enova International, Inc. (b)	64,170	2,156,112
EZCORP, Inc. (non-vtg.) Class A (a)(b)	105,107	1,303,327
First Cash Financial Services, Inc.	90,535	8,216,051
Green Dot Corp. Class A (b)	90,601	6,457,133
Imperial Holdings, Inc. warrants 4/11/19 (b)	1,880	0
LendingClub Corp. (a)(b)	748,051	2,461,088
Navient Corp.	516,185	7,128,515
Nelnet, Inc. Class A	36,382	2,235,310
Nicholas Financial, Inc. (b)	5,705	49,634
OneMain Holdings, Inc. (b)	133,837	4,353,718
PRA Group, Inc. (a)(b)	88,617	3,420,616
Regional Management Corp. (b)	15,900	567,471
Santander Consumer U.S.A. Holdings, Inc.	224,182	4,015,100
SLM Corp. (b)	803,335	9,182,119
Synchrony Financial	1,325,526	45,902,965
World Acceptance Corp. (a)(b)	10,919	1,177,614
		398,898,301
Diversified Financial Services - 1.4%
Acushnet Holdings Corp.	81,949	1,959,401
Alteryx, Inc. (a)(b)	48,068	1,635,273
At Home Group, Inc. (b)	32,527	1,125,759
Berkshire Hathaway, Inc. Class B (b)	3,620,590	693,451,603
Cannae Holdings, Inc. (b)	143,529	2,869,145
CF Corp. Class A (b)	382,677	3,172,392
Cotiviti Holdings, Inc. (b)	74,497	2,541,093
Donnelley Financial Solutions, Inc. (b)	58,021	891,203
FB Financial Corp.	25,396	1,039,204
Granite Point Mortgage Trust, Inc.	74,859	1,369,171
Jefferies Financial Group, Inc.	592,981	12,974,424
Marlin Business Services Corp.	13,319	390,913
On Deck Capital, Inc. (b)	61,562	408,772
Rafael Holdings, Inc. (b)	22,382	204,795
RBB Bancorp	9,470	287,793
Sachem Capital Corp.	200	768
Senseonics Holdings, Inc. (a)(b)	90,488	300,420
Varex Imaging Corp. (a)(b)	67,867	2,508,364
Voya Financial, Inc.	306,587	15,924,129
		743,054,622
Insurance - 2.6%
AFLAC, Inc.	1,458,275	65,709,872
Alleghany Corp.	29,171	16,643,806
Allstate Corp.	661,853	61,870,018
AMBAC Financial Group, Inc. (b)	94,134	1,744,303
American Equity Investment Life Holding Co.	169,504	6,007,222
American Financial Group, Inc.	132,219	14,528,224
American International Group, Inc.	1,687,924	89,105,508
American National Insurance Co.	20,619	2,453,661
Amerisafe, Inc.	34,393	2,051,542
AmTrust Financial Services, Inc. (a)	184,814	2,469,115
Aon PLC	465,582	65,120,954
Arch Capital Group Ltd. (b)	254,741	19,984,431
Argo Group International Holdings, Ltd.	67,203	4,082,582
Arthur J. Gallagher & Co.	343,318	22,755,117
Aspen Insurance Holdings Ltd.	111,432	4,836,149
Assurant, Inc.	94,584	8,829,416
Assured Guaranty Ltd.	219,846	7,802,335
Athene Holding Ltd. (b)	241,964	10,808,532
Atlas Financial Holdings, Inc. (b)	9,356	100,577
Axis Capital Holdings Ltd.	153,356	8,718,289
Baldwin & Lyons, Inc. Class B	11,829	275,616
Brown & Brown, Inc.	445,039	12,363,183
Chubb Ltd.	872,173	113,984,289
Cincinnati Financial Corp.	280,732	19,474,379
Citizens, Inc. Class A (a)(b)	62,312	461,732
CNA Financial Corp.	65,156	3,061,029
CNO Financial Group, Inc.	312,740	6,261,055
Crawford & Co. Class B	31,537	251,035
Donegal Group, Inc. Class A	8,008	111,952
eHealth, Inc. (b)	26,343	561,369
EMC Insurance Group	8,724	224,817
Employers Holdings, Inc.	59,823	2,368,991
Enstar Group Ltd. (b)	20,915	4,250,974
Erie Indemnity Co. Class A	40,854	4,616,911
Everest Re Group Ltd.	77,138	17,378,420
FBL Financial Group, Inc. Class A	19,372	1,522,639
Federated National Holding Co.	19,431	442,250
First American Financial Corp.	210,010	10,937,321
FNF Group	514,747	19,025,049
Genworth Financial, Inc. Class A (b)	956,877	3,291,657
Global Indemnity Ltd.	13,709	518,611
Greenlight Capital Re, Ltd. (b)	60,650	867,295
Hallmark Financial Services, Inc. (b)	10,337	101,923
Hanover Insurance Group, Inc.	83,897	10,171,672
Hartford Financial Services Group, Inc.	678,102	35,485,078
HCI Group, Inc. (a)	13,167	545,904
Health Insurance Innovations, Inc. (a)(b)	22,858	729,170
Heritage Insurance Holdings, Inc. (a)	60,181	1,015,855
Horace Mann Educators Corp.	74,869	3,309,210
Independence Holding Co.	16,014	594,920
Infinity Property & Casualty Corp. (a)	20,622	2,984,003
Investors Title Co.	1,086	200,910
James River Group Holdings Ltd.	48,336	1,833,384
Kemper Corp.	91,296	7,070,875
Kingstone Companies, Inc.	9,045	157,835
Kinsale Capital Group, Inc.	39,379	2,085,512
Lincoln National Corp.	404,957	26,844,600
Loews Corp.	506,081	24,732,178
Maiden Holdings Ltd.	125,108	1,094,695
Markel Corp. (b)	27,059	29,685,888
Marsh & McLennan Companies, Inc.	957,076	76,920,198
MBIA, Inc. (a)(b)	208,068	1,701,996
Mercury General Corp.	75,263	3,545,640
MetLife, Inc.	1,944,056	89,407,135
National General Holdings Corp.	122,077	3,342,468
National Western Life Group, Inc.	4,567	1,421,068
Navigators Group, Inc.	43,776	2,574,029
NI Holdings, Inc. (b)	11,972	195,622
Old Republic International Corp.	459,309	9,636,303
Primerica, Inc.	84,609	8,321,295
Principal Financial Group, Inc.	502,022	28,012,828
ProAssurance Corp.	109,792	4,216,013
Progressive Corp.	1,096,945	68,109,315
Prudential Financial, Inc.	786,264	76,141,806
Reinsurance Group of America, Inc.	121,551	18,164,581
RenaissanceRe Holdings Ltd.	75,889	9,316,893
RLI Corp.	76,037	4,994,110
Safety Insurance Group, Inc.	27,828	2,393,208
Selective Insurance Group, Inc.	116,319	6,612,735
State Auto Financial Corp.	25,842	801,619
Stewart Information Services Corp.	39,769	1,677,854
The Travelers Companies, Inc.	507,709	65,250,761
Third Point Reinsurance Ltd. (b)	151,089	2,017,038
Tiptree, Inc.	33,155	218,823
Torchmark Corp.	199,059	16,886,175
Trupanion, Inc. (a)(b)	32,968	1,047,393
United Fire Group, Inc.	40,895	2,193,608
United Insurance Holdings Corp.	34,862	721,295
Universal Insurance Holdings, Inc.	62,678	2,234,471
Unum Group	418,767	16,252,347
Validus Holdings Ltd.	153,622	10,409,427
W.R. Berkley Corp.	186,079	14,229,461
White Mountains Insurance Group Ltd.	5,256	4,741,332
Willis Group Holdings PLC	249,446	37,703,763
WMI Holdings Corp. (b)	391,046	527,912
XL Group Ltd.	483,023	26,846,418
		1,405,302,779
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	38,728	731,185
AGNC Investment Corp.	749,935	14,113,777
American Capital Mortgage Investment Corp.	77,847	1,553,048
Annaly Capital Management, Inc.	2,214,314	23,095,295
Anworth Mortgage Asset Corp.	251,516	1,275,186
Apollo Commercial Real Estate Finance, Inc.	198,735	3,694,484
Arbor Realty Trust, Inc. (a)	80,640	770,918
Ares Commercial Real Estate Corp.	39,618	547,521
Armour Residential REIT, Inc. (a)	78,889	1,827,858
Blackstone Mortgage Trust, Inc. (a)	195,467	6,174,803
Capstead Mortgage Corp.	189,470	1,733,651
Cherry Hill Mortgage Investment Corp.	12,023	216,174
Chimera Investment Corp.	351,948	6,479,363
CYS Investments, Inc.	308,884	2,261,031
Dynex Capital, Inc.	99,773	646,529
Ellington Residential Mortgage REIT	15,540	179,642
Exantas Capital Corp.	40,594	409,593
Great Ajax Corp.	20,136	265,997
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	96,779	1,774,927
Hunt Companies Finance Trust I	6,106	20,028
Invesco Mortgage Capital, Inc.	207,984	3,375,580
KKR Real Estate Finance Trust, Inc. (a)	46,076	937,647
Ladder Capital Corp. Class A	169,016	2,623,128
MFA Financial, Inc.	842,654	6,555,848
New Residential Investment Corp.	635,458	11,361,989
New York Mortgage Trust, Inc. (a)	227,021	1,398,449
Orchid Island Capital, Inc. (a)	73,768	543,670
Owens Realty Mortgage, Inc. (a)	54,252	911,976
PennyMac Mortgage Investment Trust	137,871	2,580,945
Redwood Trust, Inc.	147,922	2,420,004
Starwood Property Trust, Inc.	494,344	10,732,208
Two Harbors Investment Corp.	324,272	5,042,430
Western Asset Mortgage Capital Corp. (a)	88,849	939,134
ZAIS Financial Corp.	18,554	289,442
		117,483,460
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	12,871	973,048
Thrifts & Mortgage Finance - 0.2%
BankFinancial Corp.	19,300	343,733
Beneficial Bancorp, Inc.	178,014	2,910,529
BofI Holding, Inc. (a)(b)	104,951	4,325,031
BSB Bancorp, Inc. (b)	6,958	235,528
Capitol Federal Financial, Inc.	317,152	4,167,377
Charter Financial Corp.	26,857	658,802
Coastway Bancorp, Inc. (b)	4,955	135,767
Dime Community Bancshares, Inc.	51,879	1,055,738
Entegra Financial Corp. (b)	3,030	86,355
ESSA Bancorp, Inc.	4,298	68,252
Essent Group Ltd. (b)	156,015	5,351,315
Farmer Mac Class C (non-vtg.)	17,857	1,669,808
First Defiance Financial Corp.	16,669	1,041,979
Flagstar Bancorp, Inc. (b)	46,753	1,626,537
FS Bancorp, Inc.	3,111	180,749
Hingham Institution for Savings	2,103	450,589
Home Bancorp, Inc.	7,195	316,724
HomeStreet, Inc. (b)	54,010	1,447,468
Impac Mortgage Holdings, Inc. (a)(b)	22,924	195,083
Kearny Financial Corp.	223,951	3,236,092
Lendingtree, Inc. (a)(b)	14,140	3,660,846
Malvern Bancorp, Inc. (a)(b)	6,089	160,750
Meridian Bancorp, Inc. Maryland	112,706	2,203,402
Meta Financial Group, Inc.	16,728	1,892,773
MGIC Investment Corp. (b)	695,463	7,225,861
Nationstar Mortgage Holdings, Inc. (b)	63,329	1,134,856
New York Community Bancorp, Inc.	921,965	10,685,574
NMI Holdings, Inc. (b)	118,639	1,975,339
Northfield Bancorp, Inc.	77,835	1,271,824
Northwest Bancshares, Inc.	218,925	3,774,267
OceanFirst Financial Corp.	74,436	2,182,464
Ocwen Financial Corp. (b)	179,422	784,074
Oritani Financial Corp.	122,108	1,941,517
PennyMac Financial Services, Inc. (b)	35,269	708,907
PHH Corp. (b)	94,843	1,024,304
Poage Bankshares, Inc.	2,365	45,172
Provident Financial Holdings, Inc.	3,066	56,261
Provident Financial Services, Inc.	124,224	3,470,819
Radian Group, Inc.	410,077	6,520,224
Riverview Bancorp, Inc.	6,875	60,156
Security National Financial Corp. Class A	12,342	66,030
SI Financial Group, Inc.	3,746	56,377
Southern Missouri Bancorp, Inc.	5,377	196,583
Sterling Bancorp, Inc.	29,919	407,497
Territorial Bancorp, Inc.	13,244	405,002
TFS Financial Corp.	199,797	3,196,752
Timberland Bancorp, Inc.	5,034	164,310
Trustco Bank Corp., New York	170,072	1,479,626
United Community Financial Corp.	43,226	452,144
United Financial Bancorp, Inc. New	98,895	1,722,751
Walker & Dunlop, Inc.	53,806	3,019,593
Washington Federal, Inc.	184,491	5,986,733
Waterstone Financial, Inc.	41,772	724,744
Westfield Financial, Inc.	33,310	361,414
WSFS Financial Corp.	63,718	3,335,637
		101,858,039

TOTAL FINANCIALS		7,740,149,947

HEALTH CARE - 13.5%
Biotechnology - 2.9%
AbbVie, Inc.	2,998,314	296,653,187
Abeona Therapeutics, Inc. (a)(b)	62,198	1,100,905
ACADIA Pharmaceuticals, Inc. (a)(b)	184,318	3,336,156
Acceleron Pharma, Inc. (b)	75,443	2,681,244
Achaogen, Inc. (a)(b)	54,118	671,063
Achillion Pharmaceuticals, Inc. (b)	264,408	896,343
Acorda Therapeutics, Inc. (a)(b)	83,616	2,194,920
Actinium Pharmaceuticals, Inc. (b)	38,656	14,879
Adamas Pharmaceuticals, Inc. (a)(b)	38,351	1,098,373
Aduro Biotech, Inc. (a)(b)	81,702	718,978
Advaxis, Inc. (b)	48,573	88,403
Adverum Biotechnologies, Inc. (b)	72,964	456,025
Aeglea BioTherapeutics, Inc. (b)	26,323	281,130
Aevi Genomic Medicine, Inc. (b)	41,669	66,670
Agenus, Inc. (a)(b)	138,167	462,859
Agios Pharmaceuticals, Inc. (a)(b)	90,260	8,439,310
Aimmune Therapeutics, Inc. (a)(b)	66,981	2,216,401
Akebia Therapeutics, Inc. (b)	89,194	875,885
Albireo Pharma, Inc. (b)	13,977	437,899
Alder Biopharmaceuticals, Inc. (a)(b)	108,499	1,893,308
Aldeyra Therapeutics, Inc. (b)	18,140	152,376
Alexion Pharmaceuticals, Inc. (b)	414,449	48,129,962
Alkermes PLC (a)(b)	298,449	14,086,793
Allena Pharmaceuticals, Inc. (b)	5,684	81,509
Alnylam Pharmaceuticals, Inc. (b)	154,613	15,379,355
Alpine Immune Sciences, Inc. (b)	12,084	109,481
Altimmune, Inc. (a)(b)	5,138	3,135
AMAG Pharmaceuticals, Inc. (a)(b)	66,217	1,619,006
Amgen, Inc.	1,255,536	225,519,376
Amicus Therapeutics, Inc. (a)(b)	344,991	5,830,348
AnaptysBio, Inc. (b)	27,845	2,166,341
Anavex Life Sciences Corp. (a)(b)	58,538	160,980
Anthera Pharmaceuticals, Inc. (a)(b)	7,268	1,715
Apellis Pharmaceuticals, Inc. (a)(b)	66,063	1,348,346
Applied Genetic Technologies Corp. (b)	14,097	63,437
Aptevo Therapeutics, Inc. (b)	19,070	106,029
AquaBounty Technologies, Inc. (a)(b)	1,372	4,102
Aquinox Pharmaceuticals, Inc. (b)	35,873	514,419
Ardelyx, Inc. (a)(b)	45,094	179,249
Arena Pharmaceuticals, Inc. (b)	90,506	4,137,934
ARMO Biosciences, Inc. (b)	19,539	976,950
ArQule, Inc. (a)(b)	143,140	694,229
Array BioPharma, Inc. (b)	398,574	6,516,685
Arrowhead Pharmaceuticals, Inc. (a)(b)	177,530	1,903,122
Arsanis, Inc. (b)	6,694	115,271
Asterias Biotherapeutics, Inc. (a)(b)	24,436	36,654
Atara Biotherapeutics, Inc. (a)(b)	81,370	4,052,226
Athersys, Inc. (a)(b)	261,347	637,687
aTyr Pharma, Inc. (b)	6,529	5,892
Audentes Therapeutics, Inc. (a)(b)	53,376	2,022,950
AVEO Pharmaceuticals, Inc. (a)(b)	164,980	364,606
Avid Bioservices, Inc. (a)(b)	85,182	264,064
Bellicum Pharmaceuticals, Inc. (a)(b)	75,895	613,232
Biocept, Inc. (a)(b)	65,979	14,317
BioCryst Pharmaceuticals, Inc. (a)(b)	198,969	1,279,371
Biogen, Inc. (b)	397,172	116,752,681
Biohaven Pharmaceutical Holding Co. Ltd. (a)	57,394	2,008,790
BioMarin Pharmaceutical, Inc. (b)	327,600	29,595,384
Biospecifics Technologies Corp. (b)	19,816	857,240
BioTime, Inc. (a)(b)	346,441	776,028
bluebird bio, Inc. (b)	94,612	16,940,279
Blueprint Medicines Corp. (b)	74,628	6,274,722
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	76,980
Calithera Biosciences, Inc. (b)	45,690	235,304
Calyxt, Inc.	10,855	204,834
Cancer Genetics, Inc. (a)(b)	9,725	9,336
Capricor Therapeutics, Inc. (a)(b)	31,524	41,927
Cara Therapeutics, Inc. (a)(b)	41,713	652,391
CareDx, Inc. (b)	60,104	795,777
CASI Pharmaceuticals, Inc. (a)(b)	79,746	492,830
Catalyst Biosciences, Inc. (b)	23,199	572,551
Catalyst Pharmaceutical Partners, Inc. (b)	206,783	794,047
Cel-Sci Corp. (a)(b)	3,253	9,759
Celgene Corp. (b)	1,411,521	111,058,472
Celldex Therapeutics, Inc. (a)(b)	215,095	124,798
Cellular Biomedicine Group, Inc. (b)	8,068	137,156
Celsion Corp. (b)	762	1,996
ChemoCentryx, Inc. (b)	36,062	468,085
Chimerix, Inc. (b)	63,824	291,676
Cidara Therapeutics, Inc. (a)(b)	2,782	15,579
Cleveland Biolabs, Inc. (a)(b)	1,776	4,831
Clovis Oncology, Inc. (a)(b)	98,725	4,636,126
Coherus BioSciences, Inc. (a)(b)	90,335	1,409,226
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	157,135
Concert Pharmaceuticals, Inc. (b)	25,754	526,154
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	97,055	601,741
Corvus Pharmaceuticals, Inc. (b)	20,017	274,833
CTI BioPharma Corp. (b)	47,813	205,596
Cue Biopharma, Inc. (a)(b)	13,754	176,189
Curis, Inc. (b)	35,800	99,524
Cyclacel Pharmaceuticals, Inc. (a)(b)	960	1,363
Cytokinetics, Inc. (b)	89,621	806,589
CytomX Therapeutics, Inc. (b)	55,930	1,435,723
Cytori Therapeutics, Inc. (b)	1,077	2,800
CytRx Corp. (a)(b)	40,644	53,650
Deciphera Pharmaceuticals, Inc. (a)(b)	58,947	1,516,117
Denali Therapeutics, Inc. (a)(b)	28,737	552,613
Dicerna Pharmaceuticals, Inc. (b)	41,758	594,425
Dyax Corp. rights 12/31/19 (b)(c)	200,675	708,383
Dynavax Technologies Corp. (a)(b)	101,676	1,606,481
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	1,004,005
Edge Therapeutics, Inc. (a)(b)	50,398	46,976
Editas Medicine, Inc. (a)(b)	65,587	2,513,294
Eiger Biopharmaceuticals, Inc. (a)(b)	1,065	15,176
Emergent BioSolutions, Inc. (b)	63,036	3,250,136
Enanta Pharmaceuticals, Inc. (b)	25,666	2,561,210
Epizyme, Inc. (a)(b)	93,334	1,628,678
Esperion Therapeutics, Inc. (a)(b)	38,782	1,492,719
Exact Sciences Corp. (a)(b)	227,675	13,555,770
Exelixis, Inc. (b)	526,697	10,918,429
Fate Therapeutics, Inc. (a)(b)	88,933	973,816
Fibrocell Science, Inc. (a)(b)	2,592	6,636
FibroGen, Inc. (b)	152,796	8,235,704
Five Prime Therapeutics, Inc. (b)	76,988	1,351,909
Flexion Therapeutics, Inc. (a)(b)	70,183	1,902,661
Fortress Biotech, Inc. (a)(b)	43,908	151,483
Foundation Medicine, Inc. (a)(b)	27,729	2,749,330
Galectin Therapeutics, Inc. (a)(b)	56,076	284,866
Genocea Biosciences, Inc. (a)(b)	32,032	29,803
Genomic Health, Inc. (b)	39,004	1,557,040
GenVec, Inc. rights (b)(c)	814	0
Geron Corp. (a)(b)	308,068	1,247,675
Gilead Sciences, Inc.	2,462,844	165,995,686
Global Blood Therapeutics, Inc. (a)(b)	86,855	4,182,068
GlycoMimetics, Inc. (a)(b)	63,039	1,126,507
GTx, Inc. (b)	7,999	161,580
Halozyme Therapeutics, Inc. (a)(b)	263,841	4,854,674
Heat Biologics, Inc. (b)	313	739
Hemispherx Biopharma, Inc. (b)	10,898	3,454
Heron Therapeutics, Inc. (a)(b)	115,876	3,777,558
iBio, Inc. (b)	40,361	5,457
Idera Pharmaceuticals, Inc. (a)(b)	314,111	643,928
Immune Design Corp. (b)	68,872	309,924
Immune Pharmaceuticals, Inc. (a)(b)	7,141	1,653
ImmunoCellular Therapeutics Ltd. (b)	1,048	265
ImmunoGen, Inc. (a)(b)	188,230	2,157,116
Immunomedics, Inc. (a)(b)	202,322	4,463,223
Incyte Corp. (b)	329,078	22,466,155
Infinity Pharmaceuticals, Inc. (a)(b)	64,535	131,006
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	731,664
Insmed, Inc. (a)(b)	145,963	4,066,529
Insys Therapeutics, Inc. (a)(b)	45,156	294,417
Intellia Therapeutics, Inc. (a)(b)	43,137	1,169,013
Intercept Pharmaceuticals, Inc. (a)(b)	39,366	2,763,887
Intrexon Corp. (a)(b)	138,526	2,296,761
Invitae Corp. (a)(b)	122,521	906,655
Ionis Pharmaceuticals, Inc. (a)(b)	233,101	10,874,162
Iovance Biotherapeutics, Inc. (b)	139,395	2,035,167
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	251,581	4,674,375
IsoRay, Inc. (b)	57,047	29,379
ITUS Corp. (a)(b)	25,229	88,806
Jounce Therapeutics, Inc. (a)(b)	10,322	116,123
Kadmon Holdings, Inc. (b)	130,341	470,531
Kalvista Pharmaceuticals, Inc. (b)	508	4,404
Karyopharm Therapeutics, Inc. (b)	92,956	1,727,122
Keryx Biopharmaceuticals, Inc. (a)(b)	230,453	1,214,487
Kindred Biosciences, Inc. (b)	41,075	418,965
Kura Oncology, Inc. (a)(b)	53,689	893,922
La Jolla Pharmaceutical Co. (a)(b)	42,577	1,328,402
Lexicon Pharmaceuticals, Inc. (a)(b)	97,066	1,125,966
Ligand Pharmaceuticals, Inc. Class B (a)(b)	39,841	7,658,635
Loxo Oncology, Inc. (a)(b)	41,188	7,303,868
Macrogenics, Inc. (a)(b)	67,874	1,542,776
Madrigal Pharmaceuticals, Inc. (a)(b)	9,659	2,565,527
MannKind Corp. (a)(b)	225,599	451,198
Matinas BioPharma Holdings, Inc. (a)(b)	91,988	51,596
MediciNova, Inc. (a)(b)	72,252	669,054
MEI Pharma, Inc. (b)	62,189	206,467
Menlo Therapeutics, Inc. (a)(b)	14,423	120,721
Merrimack Pharmaceuticals, Inc.	22,287	195,457
MiMedx Group, Inc. (a)(b)	199,106	1,676,473
Minerva Neurosciences, Inc. (b)	51,124	449,891
Miragen Therapeutics, Inc. (b)	39,491	279,201
Mirati Therapeutics, Inc. (b)	52,200	2,218,500
Molecular Templates, Inc. (b)	11,026	69,574
Moleculin Biotech, Inc. (a)(b)	37,484	67,471
Momenta Pharmaceuticals, Inc. (b)	152,669	3,602,988
Myriad Genetics, Inc. (b)	130,338	4,758,640
NanoViricides, Inc. (b)	32,620	18,120
NantKwest, Inc. (b)	76,001	278,164
Natera, Inc. (b)	66,582	776,346
Navidea Biopharmaceuticals, Inc. (b)	148,549	32,978
Neuralstem, Inc. (a)(b)	8,195	13,686
Neurocrine Biosciences, Inc. (a)(b)	165,039	15,886,654
NewLink Genetics Corp. (a)(b)	41,496	218,269
Novavax, Inc. (a)(b)	677,219	1,103,867
Ohr Pharmaceutical, Inc. (b)	32,314	6,220
OncoCyte Corp. (a)(b)	3,324	10,803
OncoGenex Pharmaceuticals, Inc. (b)	96	838
OncoMed Pharmaceuticals, Inc. (b)	27,577	85,764
OncoSec Medical, Inc. (a)(b)	44,952	71,474
Ophthotech Corp. (b)	50,366	139,010
Opko Health, Inc. (a)(b)	712,532	2,764,624
Oragenics, Inc. (a)(b)	998	1,497
Organovo Holdings, Inc. (a)(b)	337,362	664,603
OvaScience, Inc. (b)	60,110	54,766
Palatin Technologies, Inc. (a)(b)	331,257	367,695
PDL BioPharma, Inc. (a)(b)	309,517	826,410
Pfenex, Inc. (b)	21,045	108,382
Polarityte, Inc. (a)(b)	5,861	149,456
Portola Pharmaceuticals, Inc. (a)(b)	128,424	5,156,224
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	901,390
Protagonist Therapeutics, Inc. (b)	52,263	380,475
Proteon Therapeutics, Inc. (b)	5,515	11,857
Proteostasis Therapeutics, Inc. (a)(b)	55,664	269,414
Prothena Corp. PLC (a)(b)	73,253	988,183
PTC Therapeutics, Inc. (b)	70,885	2,403,002
Puma Biotechnology, Inc. (a)(b)	56,357	2,984,103
Ra Pharmaceuticals, Inc. (b)	9,916	68,420
Radius Health, Inc. (a)(b)	76,029	2,166,827
Recro Pharma, Inc. (b)	20,797	113,344
Regeneron Pharmaceuticals, Inc. (b)	146,990	44,144,037
REGENXBIO, Inc. (b)	50,895	2,758,509
Regulus Therapeutics, Inc. (a)(b)	85,834	62,702
Repligen Corp. (a)(b)	69,352	3,029,295
Retrophin, Inc. (b)	70,101	1,963,529
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	94,748
Rigel Pharmaceuticals, Inc. (b)	307,310	998,758
Riot Blockchain, Inc. (a)	24,575	171,534
Rocket Pharmaceuticals, Inc. (a)(b)	29,667	576,726
Sage Therapeutics, Inc. (b)	86,460	13,201,577
Sangamo Therapeutics, Inc. (a)(b)	185,142	3,045,586
Sarepta Therapeutics, Inc. (a)(b)	114,450	10,741,133
Savara, Inc. (b)	38,371	388,315
Seattle Genetics, Inc. (a)(b)	204,324	12,359,559
Selecta Biosciences, Inc. (a)(b)	13,681	163,762
Sellas Life Sciences Group, Inc. (b)	425	2,206
Seres Therapeutics, Inc. (a)(b)	32,924	265,038
Sesen Bio, Inc. (a)(b)	62,701	142,331
Sienna Biopharmaceuticals, Inc. (a)	4,913	73,646
Solid Biosciences, Inc. (a)(b)	19,788	427,025
Sophiris Bio, Inc. (a)(b)	23,716	88,224
Sorrento Therapeutics, Inc. (a)(b)	134,335	1,054,530
Spark Therapeutics, Inc. (a)(b)	57,667	4,601,250
Spectrum Pharmaceuticals, Inc. (a)(b)	169,005	3,260,106
Spring Bank Pharmaceuticals, Inc. (b)	9,145	123,458
Stemline Therapeutics, Inc. (b)	50,071	983,895
Sunesis Pharmaceuticals, Inc. (a)(b)	17,147	38,752
Syndax Pharmaceuticals, Inc. (a)(b)	33,111	289,059
Synergy Pharmaceuticals, Inc. (a)(b)	387,288	615,788
Synlogic, Inc. (b)	24,107	222,267
Synthetic Biologics, Inc. (b)	84,770	21,616
Syros Pharmaceuticals, Inc. (b)	33,143	411,967
T2 Biosystems, Inc. (a)(b)	38,996	288,960
Tenax Therapeutics, Inc. (b)	69	418
TESARO, Inc. (a)(b)	70,613	3,231,957
TG Therapeutics, Inc. (a)(b)	115,447	1,546,990
Tocagen, Inc. (b)	8,584	80,518
TONIX Pharmaceuticals Holding (b)	1,717	5,889
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	10,894
Trevena, Inc. (a)(b)	130,021	243,139
Trovagene, Inc. (a)(b)	33,847	8,123
Ultragenyx Pharmaceutical, Inc. (a)(b)	88,686	6,491,815
United Therapeutics Corp. (b)	82,217	8,762,688
Vanda Pharmaceuticals, Inc. (b)	103,474	1,821,142
Vaxart, Inc. (a)(b)	4,190	21,369
Veracyte, Inc. (b)	15,721	120,266
Verastem, Inc. (b)	93,391	522,056
Vericel Corp. (b)	55,972	752,823
Versartis, Inc. (b)	37,706	52,788
Vertex Pharmaceuticals, Inc. (b)	480,424	73,985,296
Vical, Inc. (b)	6,566	10,834
Viking Therapeutics, Inc. (b)	66,340	662,737
Vital Therapies, Inc. (a)(b)	39,707	202,506
Voyager Therapeutics, Inc. (a)(b)	39,765	790,131
Xbiotech, Inc. (a)(b)	36,998	159,091
Xencor, Inc. (b)	95,182	3,808,232
XOMA Corp. (a)(b)	11,543	247,597
Zafgen, Inc. (b)	24,672	174,431
ZIOPHARM Oncology, Inc. (a)(b)	222,939	1,092,401
		1,555,549,175
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc.	48,645	4,027,806
Abbott Laboratories	3,269,029	201,143,354
Abiomed, Inc. (b)	78,689	29,991,525
Accuray, Inc. (a)(b)	142,393	626,529
Akers Biosciences, Inc. (a)(b)	149,301	70,769
Align Technology, Inc. (b)	136,622	45,351,673
Alliqua Biomedical, Inc. (a)(b)	439	891
Alphatec Holdings, Inc. (a)(b)	3,066	11,743
Amedica Corp. (a)(b)	5,751	6,384
Analogic Corp.	26,933	2,252,945
Angiodynamics, Inc. (b)	68,576	1,442,153
Anika Therapeutics, Inc. (a)(b)	30,719	1,249,035
Antares Pharma, Inc. (a)(b)	242,616	633,228
Apollo Endosurgery, Inc. (b)	102	692
Atricure, Inc. (b)	57,842	1,371,434
Atrion Corp.	3,083	1,818,970
Avinger, Inc. (b)	780	1,396
AxoGen, Inc. (a)(b)	59,045	2,899,110
Baxter International, Inc.	927,631	65,713,380
Becton, Dickinson & Co.	498,885	110,547,927
Bellerophon Therapeutics, Inc. (a)(b)	16,556	36,589
BioLase Technology, Inc. (b)	6,234	8,354
Boston Scientific Corp. (b)	2,575,775	78,277,802
Bovie Medical Corp. (b)	10,849	42,528
Cantel Medical Corp.	67,194	7,330,193
Cardiovascular Systems, Inc. (b)	69,124	2,080,632
Cerus Corp. (b)	223,482	1,472,746
Cesca Therapeutics, Inc. (b)	793	379
ConforMis, Inc. (b)	87,736	121,953
CONMED Corp.	50,457	3,463,873
Corindus Vascular Robotics, Inc. (a)(b)	178,714	134,053
Cryolife, Inc. (b)	57,983	1,597,432
CryoPort, Inc. (a)(b)	52,805	685,937
Cutera, Inc. (b)	27,491	1,154,622
CytoSorbents Corp. (a)(b)	36,870	416,631
Danaher Corp.	1,151,593	114,330,153
Dare Bioscience, Inc. (a)(b)	17,253	19,668
Dentsply Sirona, Inc.	434,020	19,014,416
DexCom, Inc. (a)(b)	165,817	14,590,238
Edwards Lifesciences Corp. (b)	397,852	54,629,058
Ekso Bionics Holdings, Inc. (a)(b)	113,321	186,980
Endologix, Inc. (a)(b)	150,152	842,353
Fonar Corp. (b)	7,275	194,243
Genmark Diagnostics, Inc. (a)(b)	107,242	786,084
Glaukos Corp. (a)(b)	64,913	2,451,764
Globus Medical, Inc. (b)	136,679	7,592,518
Haemonetics Corp. (b)	99,749	9,012,322
Halyard Health, Inc. (b)	92,971	5,104,108
Heska Corp. (b)	12,153	1,299,642
Hill-Rom Holdings, Inc.	123,277	11,341,484
Hologic, Inc. (b)	515,546	19,534,038
ICU Medical, Inc. (b)	27,698	8,061,503
IDEXX Laboratories, Inc. (b)	164,746	34,301,765
Inogen, Inc. (b)	33,875	6,188,624
Insulet Corp. (b)	108,659	10,191,128
Integer Holdings Corp. (b)	52,449	3,461,634
Integra LifeSciences Holdings Corp. (b)	128,475	8,291,777
IntriCon Corp. (b)	7,792	248,175
Intuitive Surgical, Inc. (b)	211,751	97,335,582
Invacare Corp. (a)	57,619	950,714
InVivo Therapeutics Holdings Corp. (a)(b)	1,849	12,000
Invuity, Inc. (a)(b)	16,779	58,727
IRadimed Corp. (a)(b)	3,077	57,078
iRhythm Technologies, Inc. (b)	39,577	3,009,039
Iridex Corp. (b)	4,871	34,584
K2M Group Holdings, Inc. (b)	70,159	1,662,067
Kewaunee Scientific Corp.	1,376	44,445
Lantheus Holdings, Inc. (b)	59,416	831,824
LeMaitre Vascular, Inc.	28,069	956,592
LivaNova PLC (b)	81,521	7,667,050
Masimo Corp. (b)	90,391	8,953,229
Medtronic PLC	2,547,905	219,935,160
Meridian Bioscience, Inc.	73,595	1,089,206
Merit Medical Systems, Inc. (b)	93,532	4,798,192
Microbot Medical, Inc. (b)	7,285	6,702
Misonix, Inc. (b)	7,938	96,844
Natus Medical, Inc. (b)	64,682	2,386,766
Neogen Corp. (b)	98,996	7,494,987
Nevro Corp. (a)(b)	56,879	4,475,809
NuVasive, Inc. (b)	95,570	4,898,918
Nuvectra Corp. (b)	21,954	369,925
NxStage Medical, Inc. (b)	122,839	3,395,270
OraSure Technologies, Inc. (b)	109,084	1,855,519
Orthofix International NV (b)	32,172	1,758,200
OrthoPediatrics Corp.	4,067	85,651
Penumbra, Inc. (a)(b)	57,262	9,213,456
Precision Therapeutics, Inc. (a)(b)	19,298	25,087
Pulse Biosciences, Inc. (a)(b)	10,423	164,579
Quanterix Corp. (b)	7,729	142,214
Quidel Corp. (b)	60,517	3,794,416
ReShape Lifesciences, Inc. (a)(b)	13,109	3,933
ResMed, Inc.	271,552	27,918,261
Retractable Technologies, Inc. (b)	5,248	4,566
Rockwell Medical Technologies, Inc. (a)(b)	83,284	448,068
RTI Biologics, Inc. (b)	100,701	458,190
Seaspine Holdings Corp. (b)	11,601	138,516
Second Sight Medical Products, Inc. (a)(b)	46,884	95,643
Sientra, Inc. (b)	39,907	720,720
Staar Surgical Co. (b)	55,622	1,654,755
Steris PLC	162,639	16,888,434
STRATA Skin Sciences, Inc. (a)(b)	803	1,333
Stryker Corp.	603,527	105,025,769
SurModics, Inc. (b)	23,983	1,242,319
Synergetics U.S.A., Inc. (b)(c)	19,727	0
Tactile Systems Technology, Inc. (a)(b)	30,490	1,513,219
Tandem Diabetes Care, Inc. (b)	89,454	1,255,040
Teleflex, Inc.	85,591	22,866,492
The Cooper Companies, Inc.	92,815	21,004,963
TransEnterix, Inc. (a)(b)	189,128	671,404
Utah Medical Products, Inc.	13,511	1,413,926
Varian Medical Systems, Inc. (b)	173,022	20,394,103
Vermillion, Inc. (b)	12,449	12,822
ViewRay, Inc. (a)(b)	55,513	400,249
Viveve Medical, Inc. (a)(b)	22,359	59,475
West Pharmaceutical Services, Inc.	139,777	12,999,261
Wright Medical Group NV (a)(b)	202,730	5,060,141
Zimmer Biomet Holdings, Inc.	386,013	43,044,310
Zosano Pharma Corp. (a)(b)	22,328	92,884
		1,570,606,971
Health Care Providers & Services - 2.8%
AAC Holdings, Inc. (a)(b)	12,779	137,502
Acadia Healthcare Co., Inc. (a)(b)	159,970	6,429,194
Aceto Corp.	47,837	126,290
Addus HomeCare Corp. (b)	14,108	807,683
Aetna, Inc.	611,567	107,715,296
Amedisys, Inc. (b)	52,795	4,030,898
American Renal Associates Holdings, Inc. (a)(b)	30,049	433,908
AmerisourceBergen Corp.	310,544	25,508,084
AMN Healthcare Services, Inc. (a)(b)	90,995	5,141,218
Anthem, Inc.	478,772	106,009,696
BioScrip, Inc. (a)(b)	230,699	611,352
BioTelemetry, Inc. (b)	60,094	2,538,972
Brookdale Senior Living, Inc. (b)	360,000	2,833,200
Caladrius Biosciences, Inc. (b)	9,530	37,929
Capital Senior Living Corp. (b)	53,746	586,369
Cardinal Health, Inc.	600,492	31,279,628
Centene Corp. (b)	373,808	43,795,345
Chemed Corp.	30,507	9,945,282
Cigna Corp.	453,716	76,845,879
Civitas Solutions, Inc. (b)	27,734	446,517
Community Health Systems, Inc. (a)(b)	198,155	810,454
Corvel Corp. (b)	17,696	893,648
Cross Country Healthcare, Inc. (b)	66,434	809,830
CVS Health Corp.	1,903,304	120,650,441
DaVita HealthCare Partners, Inc. (b)	272,889	18,239,901
Diplomat Pharmacy, Inc. (a)(b)	93,066	2,190,774
Envision Healthcare Corp.(a)(b)	230,716	9,893,102
Express Scripts Holding Co. (b)	1,055,794	80,039,743
Five Star Sr Living, Inc. (b)	70,113	91,147
G1 Therapeutics, Inc. (a)	33,345	1,444,172
Genesis HealthCare, Inc. Class A (a)(b)	27,157	57,030
HCA Holdings, Inc.	531,500	54,818,910
HealthEquity, Inc. (a)(b)	96,664	7,183,102
HealthSouth Corp.	185,114	11,986,132
Henry Schein, Inc. (a)(b)	292,912	20,269,510
Humana, Inc.	259,937	75,636,468
Innovative Industrial Properties, Inc. (a)	8,937	335,763
Interpace Diagnostics Group, Inc. (b)	136	113
Kindred Healthcare, Inc. (b)	176,158	1,576,614
Laboratory Corp. of America Holdings (b)	187,242	33,814,033
LHC Group, Inc. (b)	53,722	4,134,982
LifePoint Hospitals, Inc. (a)(b)	73,087	3,862,648
Magellan Health Services, Inc. (b)	46,615	4,262,942
McKesson Corp.	391,060	55,507,056
MEDNAX, Inc. (b)	175,880	8,064,098
Molina Healthcare, Inc. (a)(b)	84,800	7,202,064
National Healthcare Corp.	20,690	1,373,816
National Research Corp. Class A	13,259	456,773
National Vision Holdings, Inc. (a)	65,150	2,371,460
OptiNose, Inc. (a)	17,869	412,238
Owens & Minor, Inc.	118,083	1,924,753
Patterson Companies, Inc. (a)	151,081	3,160,615
Premier, Inc. (a)(b)	124,171	4,050,458
Providence Service Corp. (b)	20,443	1,471,896
Psychemedics Corp.	2,724	54,208
Quest Diagnostics, Inc.	255,310	27,198,174
Quorum Health Corp. (a)(b)	61,662	252,814
R1 RCM, Inc. (b)	178,635	1,416,576
RadNet, Inc. (b)	68,592	871,118
Select Medical Holdings Corp. (b)	210,659	3,812,928
Sharps Compliance Corp. (b)	12,687	46,942
Surgery Partners, Inc. (a)(b)	43,549	707,671
Tenet Healthcare Corp. (b)	153,939	5,454,059
The Ensign Group, Inc.	96,070	3,517,123
Tivity Health, Inc. (a)(b)	70,816	2,482,101
Triple-S Management Corp. (b)	44,329	1,624,658
U.S. Physical Therapy, Inc.	24,843	2,319,094
UnitedHealth Group, Inc.	1,819,044	439,317,316
Universal Health Services, Inc. Class B	165,848	19,069,203
Wellcare Health Plans, Inc. (b)	85,139	18,872,762
		1,491,273,675
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (b)	329,763	4,171,502
athenahealth, Inc. (b)	76,151	11,458,441
Castlight Health, Inc. Class B (b)	83,641	301,108
Cerner Corp. (b)	582,307	34,752,082
Computer Programs & Systems, Inc.	21,937	714,049
Evolent Health, Inc. (a)(b)	108,849	2,225,962
HealthStream, Inc.	46,897	1,306,081
HMS Holdings Corp. (b)	165,285	3,575,115
HTG Molecular Diagnostics (b)	63,917	244,802
iCAD, Inc. (b)	14,864	50,240
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,242,602
Medidata Solutions, Inc. (a)(b)	109,957	8,484,282
NantHealth, Inc. (a)(b)	56,729	194,013
Omnicell, Inc. (b)	73,082	3,401,967
Quality Systems, Inc. (b)	91,673	1,613,445
Simulations Plus, Inc.	6,008	115,354
Tabula Rasa HealthCare, Inc. (a)(b)	25,588	1,395,825
Teladoc, Inc. (a)(b)	95,184	4,844,866
Veeva Systems, Inc. Class A (b)	220,816	17,082,326
Vocera Communications, Inc. (b)	55,152	1,490,207
		98,664,269
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	47,182	962,513
Agilent Technologies, Inc.	608,029	37,649,156
Bio-Rad Laboratories, Inc. Class A (b)	37,738	10,835,712
Bio-Techne Corp.	72,516	10,900,605
Bruker Corp.	188,235	5,697,873
Cambrex Corp.(a)(b)	66,661	3,019,743
Charles River Laboratories International, Inc. (b)	93,768	10,081,935
ChromaDex, Inc. (a)(b)	56,591	190,712
Codexis, Inc. (b)	74,109	1,111,635
Enzo Biochem, Inc. (b)	66,443	431,880
Fluidigm Corp. (a)(b)	38,600	215,002
Harvard Bioscience, Inc. (b)	18,919	83,244
Illumina, Inc. (b)	277,811	75,686,829
Luminex Corp.	75,617	2,141,473
Medpace Holdings, Inc. (b)	21,051	887,510
Mettler-Toledo International, Inc. (b)	48,273	26,585,872
Nanostring Technologies, Inc. (b)	34,593	445,904
NeoGenomics, Inc. (a)(b)	100,476	1,165,522
Pacific Biosciences of California, Inc. (a)(b)	161,679	409,048
PerkinElmer, Inc. (a)	212,888	15,823,965
PRA Health Sciences, Inc. (b)	92,763	7,875,579
Quintiles Transnational Holdings, Inc. (b)	276,074	27,312,001
Syneos Health, Inc. (b)	107,401	4,618,243
Thermo Fisher Scientific, Inc.	754,187	157,074,526
Waters Corp. (b)	150,171	28,925,938
		430,132,420
Pharmaceuticals - 3.8%
AcelRx Pharmaceuticals, Inc. (a)(b)	65,025	221,085
Acer Therapeutics, Inc. (b)	68	1,214
Aclaris Therapeutics, Inc. (a)(b)	40,572	733,136
Adamis Pharmaceuticals Corp. (a)(b)	36,542	157,131
Aerie Pharmaceuticals, Inc. (a)(b)	72,605	3,724,637
Agile Therapeutics, Inc. (a)(b)	87,068	48,758
Akcea Therapeutics, Inc. (a)	34,733	841,928
Akorn, Inc. (b)	181,300	2,532,761
Alimera Sciences, Inc. (a)(b)	22,049	17,286
Allergan PLC	620,165	93,520,882
Amneal Pharmaceuticals, Inc. (a)(b)	143,636	2,835,375
Amphastar Pharmaceuticals, Inc. (b)	63,932	1,010,126
Ampio Pharmaceuticals, Inc. (a)(b)	168,674	306,987
ANI Pharmaceuticals, Inc. (b)	15,497	980,805
ANI Pharmaceuticals, Inc. rights (b)(c)	21,445	0
Apricus Biosciences, Inc. (b)	41,618	11,653
Aradigm Corp. (a)(b)	17,241	23,965
Aratana Therapeutics, Inc. (b)	80,168	408,857
Assembly Biosciences, Inc. (b)	30,372	1,284,432
AstraZeneca PLC rights (b)(c)	7,692	0
Athenex, Inc. (a)	67,984	1,089,104
Axsome Therapeutics, Inc. (b)	21,511	72,062
Bio Path Holdings, Inc. (a)(b)	16,665	26,831
Biodelivery Sciences International, Inc. (a)(b)	170,623	435,089
BioPharmX Corp. (a)(b)	64,864	18,357
Bristol-Myers Squibb Co.	3,071,287	161,611,122
Catalent, Inc. (b)	252,886	9,928,304
Cerecor, Inc. (a)(b)	17,078	70,874
Chiasma, Inc. (a)(b)	8,745	13,118
Clearside Biomedical, Inc. (b)	59,205	583,761
Collegium Pharmaceutical, Inc. (a)(b)	37,819	855,466
ContraVir Pharmaceuticals, Inc. (a)(b)	18,614	33,133
Corcept Therapeutics, Inc. (a)(b)	180,660	3,342,210
Corium International, Inc. (a)(b)	42,043	359,047
CorMedix, Inc. (a)(b)	48,587	11,175
Cumberland Pharmaceuticals, Inc. (b)	7,158	42,304
CymaBay Therapeutics, Inc. (b)	115,491	1,497,918
DepoMed, Inc. (a)(b)	137,271	853,826
Dermira, Inc. (a)(b)	70,654	613,277
Dova Pharmaceuticals, Inc. (a)	24,096	529,871
Durect Corp. (b)	260,760	500,659
Egalet Corp. (a)(b)	12,340	5,665
Eli Lilly & Co.	1,812,741	154,155,495
Endo International PLC (b)	391,608	2,463,214
Endocyte, Inc. (b)	104,254	1,425,152
Evofem Biosciences, Inc. (a)(b)	1,682	6,173
Evolus, Inc. (a)(b)	8,086	198,107
Eyepoint Pharmaceuticals, Inc. (a)(b)	68,488	148,619
Flex Pharma, Inc. (a)(b)	10,224	38,851
Gemphire Therapeutics, Inc. (a)(b)	6,333	39,265
Horizon Pharma PLC (b)	317,826	5,180,564
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	23,988
InflaRx NV (b)	8,911	339,866
Innoviva, Inc. (a)(b)	134,795	1,993,618
Intersect ENT, Inc. (b)	61,422	2,619,648
Intra-Cellular Therapies, Inc. (b)	90,774	2,113,219
Jazz Pharmaceuticals PLC (b)	116,439	19,678,191
Johnson & Johnson	5,051,007	604,201,457
Juniper Pharmaceuticals, Inc. (b)	11,831	102,338
Kala Pharmaceuticals, Inc.	12,699	193,533
KemPharm, Inc. (a)(b)	5,081	31,502
Lannett Co., Inc. (a)(b)	55,565	919,601
Lipocine, Inc. (a)(b)	20,645	24,361
Mallinckrodt PLC (a)(b)	172,938	2,914,005
Marinus Pharmaceuticals, Inc. (a)(b)	39,130	244,563
Melinta Therapeutics, Inc. (a)(b)	21,822	142,934
Merck & Co., Inc.	5,074,540	302,087,366
Mersana Therapeutics, Inc. (a)	4,437	92,866
Mustang Bio, Inc. (a)(b)	46,728	346,722
Mylan NV (b)	979,466	37,670,262
MyoKardia, Inc. (a)(b)	39,346	1,872,870
Nektar Therapeutics (b)	302,480	24,280,070
Neos Therapeutics, Inc. (b)	42,039	283,763
Novan, Inc. (b)	7,147	22,513
Novus Therapeutics, Inc. (b)	606	4,896
Ocular Therapeutix, Inc. (a)(b)	49,751	336,814
Odonate Therapeutics, Inc. (a)(b)	11,840	284,042
Omeros Corp. (a)(b)	96,420	1,968,896
Onconova Therapeutics, Inc. (b)	624	243
Otonomy, Inc. (b)	38,289	168,472
Pacira Pharmaceuticals, Inc. (b)	77,357	2,649,477
Pain Therapeutics, Inc. (a)(b)	4,934	48,995
Paratek Pharmaceuticals, Inc. (a)(b)	50,371	526,377
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	9,533
Perrigo Co. PLC	246,025	17,999,189
Pfizer, Inc.	11,200,172	402,422,180
Phibro Animal Health Corp. Class A	37,189	1,680,943
Plx Pharma PLC/New (b)	290	1,247
Prestige Brands Holdings, Inc. (a)(b)	103,367	3,455,559
Reata Pharmaceuticals, Inc. (b)	23,731	842,213
Revance Therapeutics, Inc. (b)	53,023	1,479,342
Rhythm Pharmaceuticals, Inc. (a)	50,724	1,629,762
scPharmaceuticals, Inc. (b)	5,674	56,400
SCYNEXIS, Inc. (a)(b)	16,272	29,290
Supernus Pharmaceuticals, Inc. (b)	95,494	5,381,087
Teligent, Inc. (a)(b)	140,525	392,065
Tetraphase Pharmaceuticals, Inc. (b)	74,420	277,587
The Medicines Company (a)(b)	125,813	4,260,028
TherapeuticsMD, Inc. (a)(b)	357,620	2,113,534
Theravance Biopharma, Inc. (a)(b)	78,547	1,911,834
Titan Pharmaceuticals, Inc. (a)(b)	11,285	10,721
VIVUS, Inc. (a)(b)	157,068	118,586
WAVE Life Sciences (a)(b)	28,404	1,322,206
Zoetis, Inc. Class A	923,509	77,297,703
Zogenix, Inc. (a)(b)	65,626	2,792,386
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	249,913
		1,988,730,407

TOTAL HEALTH CARE		7,134,956,917

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.6%
AAR Corp.	61,245	2,737,039
Aerojet Rocketdyne Holdings, Inc. (a)(b)	144,557	4,183,480
AeroVironment, Inc. (a)(b)	42,201	2,441,750
Arconic, Inc.	810,762	14,309,949
Arotech Corp. (b)	32,173	122,257
Astronics Corp. (b)	34,623	1,218,730
Astrotech Corp. (a)(b)	1,741	3,343
Axon Enterprise, Inc. (a)(b)	99,270	6,321,514
BWX Technologies, Inc.	198,337	13,237,011
CPI Aerostructures, Inc. (b)	3,805	38,811
Cubic Corp.	52,237	3,633,083
Curtiss-Wright Corp.	79,909	10,168,420
Ducommun, Inc. (b)	15,643	528,108
Engility Holdings, Inc. (b)	33,913	1,066,225
Esterline Technologies Corp. (b)	49,383	3,602,490
General Dynamics Corp.	518,881	104,663,487
Harris Corp.	224,214	33,737,481
HEICO Corp. (a)	92,879	8,531,865
HEICO Corp. Class A	79,418	6,039,739
Hexcel Corp.	172,525	12,219,946
Huntington Ingalls Industries, Inc.	85,477	18,896,400
Innovative Solutions & Support, Inc. (b)	21,878	63,446
KEYW Holding Corp. (a)(b)	74,131	700,538
KLX, Inc. (b)	99,257	7,328,144
Kratos Defense & Security Solutions, Inc. (a)(b)	149,910	1,677,493
L3 Technologies, Inc.	147,496	29,252,882
Lockheed Martin Corp.	466,861	146,846,459
Mercury Systems, Inc. (b)	94,994	3,508,128
Micronet Enertec Technologies, Inc. (b)	3,018	4,044
Moog, Inc. Class A	63,191	5,151,962
National Presto Industries, Inc. (a)	9,348	1,055,389
Northrop Grumman Corp.	328,936	107,644,306
Orbital ATK, Inc.	108,708	14,536,434
Raytheon Co.	541,843	113,516,109
Rockwell Collins, Inc.	306,784	42,185,868
SIFCO Industries, Inc. (b)	891	4,767
Sparton Corp. (b)	13,384	248,273
Spirit AeroSystems Holdings, Inc. Class A	219,514	18,595,031
Teledyne Technologies, Inc. (b)	66,999	13,497,619
Textron, Inc.	494,902	32,950,575
The Boeing Co.	1,040,274	366,342,892
TransDigm Group, Inc. (a)	92,222	30,812,292
Triumph Group, Inc.	96,901	2,054,301
United Technologies Corp.	1,397,408	174,424,467
Vectrus, Inc. (b)	17,822	571,552
Wesco Aircraft Holdings, Inc. (b)	115,814	1,331,861
		1,362,005,960
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (b)	108,399	2,276,379
Atlas Air Worldwide Holdings, Inc. (b)	53,392	3,638,665
C.H. Robinson Worldwide, Inc.	266,052	23,146,524
Echo Global Logistics, Inc. (b)	48,848	1,357,974
Expeditors International of Washington, Inc.	329,931	24,573,261
FedEx Corp.	461,841	115,053,830
Forward Air Corp.	54,775	3,249,253
Hub Group, Inc. Class A (b)	68,591	3,426,120
Radiant Logistics, Inc. (b)	54,959	222,584
United Parcel Service, Inc. Class B	1,288,024	149,565,347
XPO Logistics, Inc. (a)(b)	187,328	19,716,272
		346,226,209
Airlines - 0.4%
Alaska Air Group, Inc.	239,630	14,571,900
Allegiant Travel Co.	23,703	3,587,449
American Airlines Group, Inc.	800,801	34,866,876
Delta Air Lines, Inc.	1,226,097	66,270,543
Hawaiian Holdings, Inc.	101,162	3,742,994
JetBlue Airways Corp. (b)	617,026	11,655,621
SkyWest, Inc.	103,271	5,886,447
Southwest Airlines Co.	1,022,523	52,230,475
Spirit Airlines, Inc. (a)(b)	126,282	4,633,287
United Continental Holdings, Inc. (b)	455,375	31,689,546
		229,135,138
Building Products - 0.4%
A.O. Smith Corp.	265,709	16,758,267
AAON, Inc.	75,766	2,310,863
Advanced Drain Systems, Inc. Del	80,409	2,331,861
Allegion PLC	184,451	14,097,590
American Woodmark Corp. (b)	24,566	2,532,755
Apogee Enterprises, Inc.	57,956	2,529,779
Armstrong World Industries, Inc. (b)	101,993	6,180,776
Builders FirstSource, Inc. (b)	211,226	4,135,805
Continental Building Products, Inc. (b)	69,835	2,112,509
CSW Industrials, Inc. (b)	25,190	1,224,234
Fortune Brands Home & Security, Inc.	289,430	16,257,283
GCP Applied Technologies, Inc. (b)	134,614	4,260,533
Gibraltar Industries, Inc. (b)	56,316	2,232,929
GMS, Inc. (b)	62,105	1,860,045
Griffon Corp.	59,127	1,342,183
Insteel Industries, Inc.	29,073	909,403
Jeld-Wen Holding, Inc. (b)	127,881	3,500,103
Johnson Controls International PLC	1,734,530	58,210,827
Lennox International, Inc.	69,294	14,088,163
Masco Corp.	560,001	20,871,237
Masonite International Corp. (b)	51,336	3,393,310
NCI Building Systems, Inc. (b)	83,177	1,592,840
Owens Corning	206,872	13,078,448
Patrick Industries, Inc. (b)	41,845	2,535,807
PGT, Inc. (b)	102,511	2,121,978
Quanex Building Products Corp.	68,283	1,147,154
Simpson Manufacturing Co. Ltd.	82,104	5,198,004
Tecogen, Inc. New (a)(b)	2,274	8,368
Trex Co., Inc. (b)	56,768	6,688,973
Universal Forest Products, Inc.	122,245	4,496,171
USG Corp. (b)	164,740	6,833,415
		224,841,613
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	118,487	3,372,140
ACCO Brands Corp.	198,147	2,556,096
ADS Waste Holdings, Inc. (b)	88,843	2,077,149
Aqua Metals, Inc. (a)(b)	55,073	191,103
ARC Document Solutions, Inc. (b)	46,203	90,096
Brady Corp. Class A	89,558	3,492,762
Casella Waste Systems, Inc. Class A (b)	75,879	1,789,227
CECO Environmental Corp.	40,679	232,277
Cintas Corp.	162,456	29,607,606
Clean Harbors, Inc. (b)	97,820	5,184,460
Copart, Inc. (b)	375,195	20,571,942
Covanta Holding Corp.	268,834	4,381,994
Deluxe Corp.	89,557	5,959,123
Ennis, Inc.	41,865	764,036
Essendant, Inc.	81,308	1,137,499
Evoqua Water Technologies Corp. (b)	102,242	1,972,248
Fuel Tech, Inc. (b)	51,934	59,724
Healthcare Services Group, Inc. (a)	134,240	4,852,776
Heritage-Crystal Clean, Inc. (b)	21,763	441,789
Herman Miller, Inc.	110,582	3,621,561
HNI Corp.	80,621	2,991,845
Hudson Technologies, Inc. (a)(b)	56,393	124,065
Industrial Services of America, Inc. (b)	1,620	3,418
InnerWorkings, Inc. (b)	70,031	615,572
Interface, Inc.	108,800	2,469,760
Intersections, Inc. (a)(b)	12,865	29,075
KAR Auction Services, Inc.	239,605	12,643,956
Kimball International, Inc. Class B	57,328	931,580
Knoll, Inc.	98,653	1,992,791
LSC Communications, Inc.	75,405	954,627
Matthews International Corp. Class A	64,028	3,521,540
McGrath RentCorp.	45,864	2,984,829
Mobile Mini, Inc.	87,122	3,972,763
Msa Safety, Inc.	64,315	5,981,295
Multi-Color Corp.	24,885	1,727,019
NL Industries, Inc. (b)	6,707	62,040
Odyssey Marine Exploration, Inc. (a)(b)	19,370	175,880
Performant Financial Corp. (b)	31,038	68,904
Perma-Fix Environmental Services, Inc. (b)	6,937	32,604
Pitney Bowes, Inc.	355,612	3,164,947
Quad/Graphics, Inc.	60,578	1,197,627
Quest Resource Holding Corp. (b)	2,977	5,716
R.R. Donnelley & Sons Co.	149,303	931,651
Republic Services, Inc.	427,191	28,805,489
Rollins, Inc.	184,695	9,192,270
SP Plus Corp. (b)	38,199	1,375,164
Steelcase, Inc. Class A	153,375	2,208,600
Stericycle, Inc. (b)	158,565	10,068,878
Team, Inc. (a)(b)	59,115	1,256,194
Tetra Tech, Inc.	110,597	6,077,305
The Brink's Co.	99,071	7,851,377
U.S. Ecology, Inc.	40,032	2,425,939
UniFirst Corp.	31,673	5,625,125
Viad Corp.	39,249	2,076,272
Virco Manufacturing Co.	2,682	13,142
VSE Corp.	14,696	726,129
Waste Management, Inc.	736,489	60,915,005
		277,556,001
Construction & Engineering - 0.2%
AECOM (b)	308,868	10,192,644
Aegion Corp. (b)	60,444	1,553,411
Ameresco, Inc. Class A (b)	38,199	456,478
Argan, Inc.	31,781	1,229,925
Comfort Systems U.S.A., Inc.	69,706	3,265,726
Dycom Industries, Inc. (a)(b)	59,430	5,536,499
EMCOR Group, Inc.	114,642	8,704,767
Fluor Corp.	259,101	12,628,583
Goldfield Corp.	41,171	179,094
Granite Construction, Inc.	80,502	4,578,149
Great Lakes Dredge & Dock Corp. (b)	77,922	391,558
HC2 Holdings, Inc. (b)	49,076	301,817
Ies Holdings, Inc. (b)	16,326	288,154
Jacobs Engineering Group, Inc.	222,469	14,415,991
KBR, Inc.	254,960	4,696,363
Keane Group, Inc. (b)	93,529	1,370,200
Layne Christensen Co. (a)(b)	24,456	372,709
MasTec, Inc. (a)(b)	130,152	6,071,591
MYR Group, Inc. (b)	33,116	1,292,849
Northwest Pipe Co. (b)	12,188	256,557
NV5 Holdings, Inc. (b)	15,757	989,540
Orion Group Holdings, Inc. (b)	33,745	261,861
Primoris Services Corp.	85,135	2,219,469
Quanta Services, Inc. (b)	285,747	10,289,749
Sterling Construction Co., Inc. (b)	41,743	530,554
Tutor Perini Corp. (a)(b)	72,569	1,436,866
Valmont Industries, Inc.	47,070	6,879,281
		100,390,385
Electrical Equipment - 0.6%
Acuity Brands, Inc. (a)	78,009	9,224,564
Allied Motion Technologies, Inc.	10,236	495,013
American Superconductor Corp. (a)(b)	20,903	145,485
AMETEK, Inc.	441,017	32,207,472
AZZ, Inc.	51,737	2,237,625
Babcock & Wilcox Enterprises, Inc. (a)(b)	351,396	867,948
Broadwind Energy, Inc. (b)	15,938	40,801
Capstone Turbine Corp. (b)	116,532	184,121
Eaton Corp. PLC	829,051	63,488,726
Emerson Electric Co.	1,187,647	84,132,913
Encore Wire Corp.	38,082	1,843,169
Energous Corp. (a)(b)	37,680	694,442
Energy Focus, Inc. (a)(b)	8,003	19,047
EnerSys	77,507	6,193,584
Enphase Energy, Inc. (a)(b)	145,162	831,778
EnSync, Inc. (b)	32,445	11,252
Espey Manufacturing & Electronics Corp.	2,015	58,475
Fortive Corp.	581,537	42,271,925
FuelCell Energy, Inc. (a)(b)	101,314	189,457
Generac Holdings, Inc. (b)	118,381	5,929,704
General Cable Corp. (a)	90,810	2,692,517
Hubbell, Inc. Class B	107,442	11,570,429
Ideal Power, Inc. (a)(b)	38,104	45,344
LSI Industries, Inc.	35,290	194,095
Ocean Power Technologies, Inc. (a)(b)	1,104	1,236
Orion Energy Systems, Inc. (b)	20,733	17,806
Plug Power, Inc. (a)(b)	485,070	907,081
Powell Industries, Inc.	13,455	454,914
Preformed Line Products Co.	3,218	247,947
Regal Beloit Corp.	88,822	7,056,908
Revolution Lighting Technologies, Inc. (a)(b)	7,326	31,209
Rockwell Automation, Inc.	235,359	41,284,322
Sensata Technologies, Inc. PLC (a)(b)	322,812	16,492,465
Sunrun, Inc. (a)(b)	135,686	1,641,801
Sunworks, Inc. (a)(b)	12,722	14,503
Thermon Group Holdings, Inc. (b)	56,522	1,303,397
TPI Composites, Inc. (b)	37,115	976,125
Ultralife Corp. (b)	13,410	139,464
Vicor Corp. (b)	36,584	1,604,208
Vivint Solar, Inc. (a)(b)	34,907	139,628
		337,882,900
Industrial Conglomerates - 1.4%
3M Co.	1,117,270	220,359,162
Carlisle Companies, Inc.	118,678	12,744,830
General Electric Co.	16,331,249	229,943,986
Honeywell International, Inc.	1,410,758	208,665,216
ITT, Inc.	172,118	8,884,731
Raven Industries, Inc.	69,340	2,621,052
Roper Technologies, Inc.	195,164	53,824,280
		737,043,257
Machinery - 1.9%
Actuant Corp. Class A	105,914	2,473,092
AGCO Corp.	122,285	7,777,326
Alamo Group, Inc.	17,898	1,650,375
Albany International Corp. Class A	53,685	3,301,628
Allison Transmission Holdings, Inc.	257,450	10,635,260
Altra Industrial Motion Corp. (a)	52,776	2,182,288
American Railcar Industries, Inc. (a)	11,797	479,784
Apergy Corp. (b)	143,588	6,201,566
ARC Group Worldwide, Inc. (b)	1,450	3,408
Astec Industries, Inc.	38,170	2,233,327
Barnes Group, Inc.	99,892	5,935,583
Blue Bird Corp. (b)	19,796	371,175
Briggs & Stratton Corp.	75,012	1,383,971
Cactus, Inc. (b)	50,857	1,714,898
Caterpillar, Inc.	1,118,451	169,903,891
Chart Industries, Inc. (b)	59,494	3,833,198
CIRCOR International, Inc.	32,394	1,559,123
Colfax Corp. (b)	200,004	6,116,122
Columbus McKinnon Corp. (NY Shares)	35,569	1,473,624
Commercial Vehicle Group, Inc. (b)	77,079	611,236
Crane Co.	102,153	8,489,936
Cummins, Inc.	294,078	41,873,766
Deere & Co.	609,629	91,145,632
Dmc Global, Inc.	26,383	1,183,278
Donaldson Co., Inc.	263,618	12,442,770
Douglas Dynamics, Inc.	45,549	2,097,531
Dover Corp.	287,176	22,172,859
Eastern Co.	5,588	170,713
Energy Recovery, Inc. (a)(b)	61,650	512,312
EnPro Industries, Inc.	39,127	2,882,095
ESCO Technologies, Inc.	47,130	2,643,993
ExOne Co. (a)(b)	13,829	93,622
Federal Signal Corp.	119,603	2,857,316
Flowserve Corp. (a)	246,696	10,198,413
Franklin Electric Co., Inc.	72,585	3,357,056
FreightCar America, Inc.	19,411	332,316
Gardner Denver Holdings, Inc.	144,565	4,751,852
Gates Industrial Corp. PLC (b)	113,859	1,691,945
Gencor Industries, Inc. (b)	2,773	43,397
Global Brass & Copper Holdings, Inc.	40,805	1,281,277
Gorman-Rupp Co.	34,232	1,142,322
Graco, Inc.	320,025	14,529,135
Graham Corp.	12,124	309,283
Greenbrier Companies, Inc. (a)	53,689	2,668,343
Harsco Corp. (b)	144,208	3,533,096
Hillenbrand, Inc.	122,624	5,720,410
Hurco Companies, Inc.	6,325	303,284
Hyster-Yale Materials Handling Class A	17,565	1,171,586
IDEX Corp.	144,265	20,006,670
Illinois Tool Works, Inc.	579,393	83,258,774
Ingersoll-Rand PLC	464,089	40,626,351
Jason Industries, Inc. (b)	13,118	38,436
John Bean Technologies Corp.	58,713	5,184,358
Kadant, Inc.	21,551	2,102,300
Kennametal, Inc.	154,088	5,736,696
L.B. Foster Co. Class A (b)	13,680	317,376
Lincoln Electric Holdings, Inc.	119,307	10,689,907
Lindsay Corp.	21,677	2,133,450
Lydall, Inc. (b)	35,107	1,470,983
Manitex International, Inc. (b)	11,053	128,657
Manitowoc Co., Inc. (b)	62,652	1,534,347
Meritor, Inc. (b)	165,960	3,443,670
Middleby Corp. (a)(b)	106,607	10,620,189
Milacron Holdings Corp. (b)	88,730	1,748,868
Miller Industries, Inc.	16,197	431,650
Mueller Industries, Inc.	105,921	3,198,814
Mueller Water Products, Inc. Class A	293,253	3,492,643
Navistar International Corp. New (b)	121,688	4,555,999
NN, Inc.	52,533	1,134,713
Nordson Corp.	100,267	12,596,543
Omega Flex, Inc.	8,251	573,775
Oshkosh Corp.	140,191	10,198,895
PACCAR, Inc.	651,218	40,525,296
Park-Ohio Holdings Corp.	13,382	527,920
Parker Hannifin Corp.	243,518	41,617,226
Pentair PLC	315,499	13,768,376
ProPetro Holding Corp. (a)(b)	135,286	2,201,103
Proto Labs, Inc. (b)	46,759	5,639,135
RBC Bearings, Inc. (b)	45,770	5,753,747
Rexnord Corp. (b)	188,083	5,488,262
Snap-On, Inc. (a)	107,075	15,827,827
Spartan Motors, Inc.	58,691	909,711
SPX Corp. (b)	82,686	2,832,822
SPX Flow, Inc. (b)	81,195	3,537,666
Standex International Corp.	23,548	2,348,913
Stanley Black & Decker, Inc.	290,039	40,385,030
Sun Hydraulics Corp.	54,328	2,703,361
Tennant Co.	37,244	2,934,827
Terex Corp.	146,440	5,796,095
The L.S. Starrett Co. Class A	4,836	32,401
Timken Co.	132,173	6,251,783
Titan International, Inc.	99,148	1,151,108
Toro Co.	202,538	11,747,204
TriMas Corp. (b)	87,891	2,513,683
Trinity Industries, Inc.	282,304	9,736,665
Twin Disc, Inc. (b)	10,777	298,738
Wabash National Corp.	105,115	2,103,351
WABCO Holdings, Inc. (b)	93,699	11,331,020
Wabtec Corp. (a)	162,460	15,841,475
Watts Water Technologies, Inc. Class A	51,551	3,966,849
Woodward, Inc.	106,719	8,086,099
Xerium Technologies, Inc. (b)	10,544	77,815
Xylem, Inc.	339,976	23,934,310
		984,534,295
Marine - 0.0%
Genco Shipping & Trading Ltd. (b)	10,301	188,817
Kirby Corp. (b)	101,243	9,182,740
Matson, Inc.	77,859	2,665,892
		12,037,449
Professional Services - 0.5%
Acacia Research Corp. (b)	73,187	281,770
Asgn, Inc. (b)	91,637	7,056,049
Barrett Business Services, Inc.	14,280	1,231,222
BG Staffing, Inc. (a)	5,516	101,881
CBIZ, Inc. (b)	102,613	2,118,958
CoStar Group, Inc. (b)	67,953	25,905,043
CRA International, Inc.	15,589	843,365
Dun & Bradstreet Corp.	69,069	8,482,364
Equifax, Inc.	228,379	26,026,071
Exponent, Inc.	52,954	5,205,378
Forrester Research, Inc.	17,100	722,475
Franklin Covey Co. (b)	19,900	558,195
FTI Consulting, Inc. (b)	78,630	4,874,274
GP Strategies Corp. (b)	22,618	435,397
Heidrick & Struggles International, Inc.	35,167	1,329,313
Hill International, Inc. (b)	55,142	306,038
Hudson Global, Inc. (b)	13,947	22,734
Huron Consulting Group, Inc. (b)	39,007	1,579,784
ICF International, Inc.	34,131	2,411,355
IHS Markit Ltd. (b)	680,019	33,511,336
Insperity, Inc.	75,823	6,975,716
Kelly Services, Inc. Class A (non-vtg.)	58,614	1,313,540
Kforce, Inc.	47,957	1,613,753
Korn/Ferry International	104,534	5,715,919
Manpower, Inc.	124,187	11,176,830
Marathon Patent Group, Inc. (a)(b)	2,210	3,072
Mastech Digital, Inc. (b)	373	5,796
MISTRAS Group, Inc. (b)	29,557	568,972
Navigant Consulting, Inc. (b)	88,402	2,153,473
Nielsen Holdings PLC	636,129	19,192,012
RCM Technologies, Inc.	9,908	52,116
Resources Connection, Inc.	51,824	862,870
Robert Half International, Inc.	240,310	15,302,941
RPX Corp.	97,220	1,015,949
TransUnion Holding Co., Inc.	281,135	19,285,861
TriNet Group, Inc. (b)	78,552	4,213,529
TrueBlue, Inc. (b)	75,110	1,937,838
Verisk Analytics, Inc. (b)	294,983	31,338,994
Volt Information Sciences, Inc. (b)	6,248	18,744
WageWorks, Inc. (b)	80,292	3,809,855
Willdan Group, Inc. (b)	10,974	312,759
		249,873,541
Road & Rail - 1.0%
AMERCO	14,631	4,724,935
ArcBest Corp.	51,704	2,453,355
Avis Budget Group, Inc. (b)	136,725	5,330,908
Covenant Transport Group, Inc. Class A (b)	19,818	596,125
CSX Corp.	1,662,362	107,471,703
Daseke, Inc. (b)	99,388	946,174
Genesee & Wyoming, Inc. Class A (b)	120,770	9,433,345
Heartland Express, Inc.	91,092	1,701,599
J.B. Hunt Transport Services, Inc.	160,088	20,507,273
Kansas City Southern	191,766	20,547,727
Knight-Swift Transportation Holdings, Inc. Class A	245,159	9,973,068
Landstar System, Inc.	82,670	9,374,778
Marten Transport Ltd.	73,518	1,676,210
Norfolk Southern Corp.	528,762	80,186,757
Old Dominion Freight Lines, Inc.	128,518	20,043,667
P.A.M. Transportation Services, Inc. (b)	3,193	129,636
Patriot Transportation Holding, Inc. (b)	1,280	24,000
Roadrunner Transportation Systems, Inc. (b)	43,638	78,985
Ryder System, Inc.	101,736	6,824,451
Saia, Inc. (b)	46,535	3,834,484
Schneider National, Inc. Class B	73,442	2,165,070
U.S.A. Truck, Inc. (b)	13,000	301,730
Union Pacific Corp.	1,476,430	210,775,147
Universal Logistics Holdings, Inc.	12,296	306,170
Werner Enterprises, Inc. (a)	93,918	3,681,586
YRC Worldwide, Inc. (b)	47,961	514,142
		523,603,025
Trading Companies & Distributors - 0.4%
AeroCentury Corp. (b)	688	10,251
Air Lease Corp. Class A	179,250	7,960,493
Aircastle Ltd.	114,719	2,450,398
Applied Industrial Technologies, Inc.	73,619	5,134,925
Beacon Roofing Supply, Inc. (b)	133,931	5,611,709
BlueLinx Corp. (b)	15,461	626,944
BMC Stock Holdings, Inc. (b)	114,770	2,335,570
CAI International, Inc. (b)	29,270	702,773
DXP Enterprises, Inc. (b)	35,307	1,377,679
EnviroStar, Inc. (a)	2,922	112,497
Fastenal Co. (a)	543,460	28,928,376
GATX Corp.	72,462	5,210,018
H&E Equipment Services, Inc.	57,616	1,991,785
HD Supply Holdings, Inc. (b)	358,153	14,587,572
Herc Holdings, Inc. (b)	53,715	2,935,525
Houston Wire & Cable Co. (b)	15,647	129,088
Huttig Building Products, Inc. (a)(b)	22,831	128,995
Kaman Corp.	55,700	3,941,889
Lawson Products, Inc. (b)	6,300	151,515
MRC Global, Inc. (b)	173,407	3,580,855
MSC Industrial Direct Co., Inc. Class A	88,439	8,121,353
Nexeo Solutions, Inc. (b)	103,751	1,004,310
Now, Inc. (a)(b)	223,998	3,149,412
Rush Enterprises, Inc. Class A (b)	64,888	2,792,131
SiteOne Landscape Supply, Inc. (a)(b)	75,950	5,745,618
Titan Machinery, Inc. (b)	39,035	706,143
Triton International Ltd.	90,645	3,155,352
United Rentals, Inc. (b)	158,297	25,259,452
Univar, Inc. (b)	216,684	5,908,973
Veritiv Corp. (b)	19,444	646,513
W.W. Grainger, Inc. (a)	96,580	29,842,254
Watsco, Inc.	59,480	10,945,510
WESCO International, Inc. (b)	89,453	5,309,036
Willis Lease Finance Corp. (b)	2,668	85,083
		190,579,997
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	146,886	5,684,488

TOTAL INDUSTRIALS		5,581,394,258

INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 1.2%
ADTRAN, Inc.	98,876	1,379,320
Aerohive Networks, Inc. (b)	130,171	521,986
Applied Optoelectronics, Inc. (a)(b)	37,490	1,753,407
Arista Networks, Inc. (b)	88,671	22,306,077
Arris International PLC (b)	323,592	8,180,406
Aviat Networks, Inc. (b)	5,550	97,347
Black Box Corp.	16,753	40,207
Blonder Tongue Laboratories, Inc. (b)	3,352	4,190
CalAmp Corp. (b)	63,415	1,345,666
Calix Networks, Inc. (b)	55,272	375,850
Carvana Co. Class A (a)(b)	53,173	1,534,041
Ciena Corp. (b)	268,224	6,182,563
Cisco Systems, Inc.	9,050,031	386,526,824
Clearfield, Inc. (a)(b)	16,017	172,984
CommScope Holding Co., Inc. (b)	364,582	10,689,544
Communications Systems, Inc.	4,311	17,460
Comtech Telecommunications Corp.	47,745	1,494,419
Dasan Zhone Solutions, Inc. (b)	1,172	11,755
Digi International, Inc. (b)	37,099	434,058
EchoStar Holding Corp. Class A (b)	101,657	4,781,945
EMCORE Corp. (b)	50,451	257,300
Extreme Networks, Inc. (b)	245,320	2,112,205
F5 Networks, Inc. (b)	118,633	20,536,559
Finisar Corp. (a)(b)	204,698	3,318,155
Harmonic, Inc. (b)	134,269	516,936
Infinera Corp. (a)(b)	292,195	2,571,316
InterDigital, Inc.	69,625	5,489,931
Juniper Networks, Inc.	666,051	17,743,599
KVH Industries, Inc. (b)	23,641	261,233
Lantronix, Inc. (b)	71	231
Lumentum Holdings, Inc. (a)(b)	116,500	6,844,375
Motorola Solutions, Inc.	307,449	33,001,576
NETGEAR, Inc. (b)	57,212	3,458,465
NetScout Systems, Inc. (a)(b)	166,854	4,505,058
Network-1 Security Solutions, Inc.	21,477	62,283
Oclaro, Inc. (b)	327,153	2,800,430
Optical Cable Corp. (b)	564	1,636
Palo Alto Networks, Inc. (b)	173,295	36,060,957
Parkervision, Inc. (a)(b)	10,028	7,125
PC-Tel, Inc.	11,999	79,793
Plantronics, Inc.	61,152	4,454,923
Quantenna Communications, Inc. (b)	45,324	725,184
Relm Wireless Corp.	9,436	36,800
Resonant, Inc. (a)(b)	33,716	148,350
Sonus Networks, Inc. (b)	82,074	497,368
Tessco Technologies, Inc.	7,287	131,895
Ubiquiti Networks, Inc. (a)(b)	44,626	3,685,661
ViaSat, Inc. (a)(b)	101,427	6,350,344
Viavi Solutions, Inc. (b)	430,589	4,094,901
Westell Technologies, Inc. Class A (b)	18,994	55,273
		607,659,911
Electronic Equipment & Components - 0.9%
ADT, Inc. (a)	248,071	1,865,494
Amphenol Corp. Class A	575,703	50,045,862
Anixter International, Inc. (b)	56,429	3,456,276
Applied DNA Sciences, Inc. (b)	18,968	28,262
Arrow Electronics, Inc. (b)	159,170	11,797,680
Avnet, Inc.	219,819	8,379,500
AVX Corp.	141,087	2,157,220
Badger Meter, Inc.	74,053	3,239,819
Bel Fuse, Inc. Class B (non-vtg.)	13,939	269,023
Belden, Inc. (a)	76,472	4,225,843
Benchmark Electronics, Inc.	89,057	2,466,879
Cardtronics PLC (b)	88,314	2,266,137
Casa Systems, Inc. (a)(b)	152,600	2,931,446
CDW Corp.	288,868	23,123,883
ClearSign Combustion Corp. (a)(b)	37,840	75,680
Cognex Corp.	334,381	15,284,556
Coherent, Inc. (b)	47,244	7,892,110
Control4 Corp. (b)	35,202	872,658
Corning, Inc.	1,612,099	43,800,730
CTS Corp.	58,695	1,907,588
CUI Global, Inc. (b)	26,608	73,970
Daktronics, Inc.	49,334	395,165
Dell Technologies, Inc. (b)	379,313	30,595,387
Dolby Laboratories, Inc. Class A	118,740	7,456,872
Echelon Corp. (b)	3,219	13,874
Electro Scientific Industries, Inc. (a)(b)	77,933	1,529,045
eMagin Corp. (a)(b)	5,084	7,626
ePlus, Inc. (b)	25,477	2,317,133
Fabrinet (a)	71,377	2,507,474
FARO Technologies, Inc. (b)	33,227	1,782,629
Fitbit, Inc. (a)(b)	329,669	1,790,103
FLIR Systems, Inc.	257,121	13,858,822
Frequency Electronics, Inc. (b)	2,550	20,604
I. D. Systems Inc. (b)	6,071	34,726
Identiv, Inc. (b)	13,618	56,515
IEC Electronics Corp. (b)	86	461
II-VI, Inc. (a)(b)	102,135	4,488,833
Insight Enterprises, Inc. (b)	74,803	3,508,261
Intellicheck, Inc. (b)	545	1,270
IPG Photonics Corp. (b)	71,680	17,294,234
Iteris, Inc. (a)(b)	32,677	167,633
Itron, Inc. (b)	68,955	3,937,331
Jabil, Inc.	329,280	9,312,038
KEMET Corp. (b)	90,175	1,801,697
KEY Tronic Corp. (b)	6,483	54,522
Keysight Technologies, Inc. (b)	361,967	21,261,942
Kimball Electronics, Inc. (b)	30,376	568,031
Knowles Corp. (a)(b)	178,238	2,584,451
LightPath Technologies, Inc. Class A (b)	376	793
Littelfuse, Inc.	46,441	10,080,019
LRAD Corp. (b)	56,581	118,820
Luna Innovations, Inc. (b)	1,444	4,837
Maxwell Technologies, Inc. (a)(b)	38,769	199,660
Mesa Laboratories, Inc.	6,988	1,111,651
Methode Electronics, Inc. Class A	72,142	2,896,501
MicroVision, Inc. (a)(b)	117,860	192,112
MTS Systems Corp.	33,405	1,750,422
National Instruments Corp.	204,510	8,511,706
Neonode, Inc. (a)(b)	33,197	11,287
NetList, Inc. (a)(b)	104,599	18,315
Novanta, Inc. (b)	69,461	4,504,546
OSI Systems, Inc. (b)	33,928	2,326,782
Par Technology Corp. (b)	13,673	191,559
Park Electrochemical Corp.	28,127	581,385
PC Connection, Inc.	26,383	780,673
PC Mall, Inc. (b)	8,716	106,335
Perceptron, Inc. (b)	13,154	126,410
Plexus Corp. (b)	72,969	4,243,147
RadiSys Corp. (a)(b)	34,231	25,458
Research Frontiers, Inc. (a)(b)	16,855	13,653
RF Industries Ltd.	5,778	41,024
Richardson Electronics Ltd.	23,707	230,906
Rogers Corp. (b)	34,084	3,884,213
Sanmina Corp. (b)	138,110	3,977,568
ScanSource, Inc. (b)	47,085	1,843,378
SYNNEX Corp.	54,859	5,860,038
Systemax, Inc.	23,392	772,404
TE Connectivity Ltd.	651,820	60,671,406
Tech Data Corp. (b)	64,965	5,639,612
Trimble, Inc. (b)	464,154	15,344,931
TTM Technologies, Inc. (a)(b)	178,081	3,210,800
VeriFone Systems, Inc. (b)	198,885	4,522,645
Vishay Intertechnology, Inc.	264,352	5,604,262
Vishay Precision Group, Inc. (b)	20,826	782,016
Wayside Technology Group, Inc.	1,232	17,371
Wireless Telecom Group, Inc. (b)	11,200	25,648
Zebra Technologies Corp. Class A (b)	99,603	15,290,057
		479,021,645
Internet Software & Services - 4.7%
2U, Inc. (a)(b)	105,993	10,048,136
Akamai Technologies, Inc. (b)	321,061	24,201,578
Alarm.com Holdings, Inc. (a)(b)	62,005	2,754,882
Alphabet, Inc.:
Class A (b)	554,834	610,317,400
Class C (b)	578,755	627,943,387
Amber Road, Inc. (b)	55,819	504,604
ANGI Homeservices, Inc. Class A (a)(b)	94,852	1,428,471
AppFolio, Inc. (b)	18,857	1,116,334
Apptio, Inc. Class A (b)	64,694	2,136,843
Autoweb, Inc. (b)	9,434	34,245
Benefitfocus, Inc. (a)(b)	50,661	1,699,677
BlackLine, Inc. (a)(b)	72,946	3,036,013
Blucora, Inc. (b)	88,148	3,345,217
Box, Inc. Class A (b)	239,503	6,150,437
Brightcove, Inc. (b)	59,246	607,272
BroadVision, Inc. (b)	490	882
Carbonite, Inc. (b)	40,379	1,566,705
Care.com, Inc. (b)	25,585	530,633
CarGurus, Inc. Class A (a)	34,990	1,160,268
ChannelAdvisor Corp. (b)	38,359	567,713
Cision Ltd. (b)	98,839	1,456,887
Cloudera, Inc. (a)(b)	163,925	2,658,864
Cornerstone OnDemand, Inc. (b)	104,237	5,157,647
Coupa Software, Inc. (b)	54,059	2,885,669
Determine, Inc. (b)	552	905
DHI Group, Inc. (b)	141,360	325,128
eBay, Inc. (b)	1,774,174	66,921,843
eGain Communications Corp. (b)	20,268	259,430
Endurance International Group Holdings, Inc. (b)	119,063	1,065,614
Envestnet, Inc. (b)	83,097	4,395,831
Etsy, Inc. (b)	203,425	6,578,765
Facebook, Inc. Class A (b)	4,507,078	864,367,419
Five9, Inc. (b)	92,098	3,213,299
Fusion Connect, Inc. (a)(b)	19,933	77,938
GlowPoint, Inc. (b)	18,770	3,604
GoDaddy, Inc. (b)	222,929	15,959,487
Gogo, Inc. (a)(b)	109,584	562,166
GrubHub, Inc. (a)(b)	162,290	17,399,111
GTT Communications, Inc. (a)(b)	62,973	2,959,731
Hortonworks, Inc. (b)	112,665	2,003,184
IAC/InterActiveCorp (b)	142,846	22,161,128
Instructure, Inc. (b)	66,082	2,841,526
Internap Network Services Corp. (a)(b)	24,920	270,133
Inuvo, Inc. (b)	9,640	7,152
iPass, Inc. (b)	33,662	14,912
j2 Global, Inc.	91,978	7,766,622
Leaf Group Ltd. (b)	19,244	188,591
Limelight Networks, Inc. (b)	254,165	1,245,409
Liquidity Services, Inc. (b)	37,923	214,265
LivePerson, Inc. (b)	99,233	1,920,159
LogMeIn, Inc.	98,288	10,605,275
Marchex, Inc. Class B	28,685	77,450
Marin Software, Inc. (b)	1,425	8,336
Match Group, Inc. (a)(b)	118,466	4,874,876
MeetMe, Inc. (a)(b)	113,904	415,750
MINDBODY, Inc. (a)(b)	51,352	2,023,269
MongoDB, Inc. Class A (a)	35,456	1,671,041
New Relic, Inc. (b)	87,715	8,910,967
NIC, Inc.	110,917	1,702,576
Nutanix, Inc. Class A (b)	120,608	6,446,498
Okta, Inc. (b)	80,156	4,505,569
Pandora Media, Inc. (a)(b)	482,271	3,481,997
Q2 Holdings, Inc. (b)	67,613	3,864,083
QuinStreet, Inc. (b)	63,192	866,362
Qumu Corp. (b)	6,017	13,779
Quotient Technology, Inc. (a)(b)	132,658	1,777,617
Reis, Inc.	8,134	175,694
Remark Holdings, Inc. (a)(b)	26,781	118,372
SecureWorks Corp. (b)	18,872	196,080
ShotSpotter, Inc. (a)	8,210	238,254
Shutterstock, Inc. (b)	36,454	1,727,555
SPS Commerce, Inc. (b)	30,117	2,241,608
Stamps.com, Inc. (b)	31,091	7,797,623
Support.com, Inc. (b)	39,218	112,556
Synacor, Inc. (a)(b)	20,037	38,070
TechTarget, Inc. (b)	34,602	928,718
Telaria, Inc. (b)	40,833	167,007
The Trade Desk, Inc. (a)(b)	42,078	3,598,931
Travelzoo, Inc. (b)	5,383	90,704
TrueCar, Inc. (b)	174,422	1,711,080
Twilio, Inc. Class A (a)(b)	128,667	6,944,158
Twitter, Inc. (b)	1,219,224	42,307,073
VeriSign, Inc. (b)	181,873	23,723,514
Veritone, Inc. (a)	11,539	235,396
Web.com Group, Inc. (b)	88,964	1,739,246
XO Group, Inc. (b)	59,336	1,926,047
Yelp, Inc. (b)	147,397	6,315,961
Yext, Inc. (a)(b)	125,704	1,934,585
Zillow Group, Inc.:
Class A (b)	85,219	4,963,155
Class C (a)(b)	209,767	12,235,709
		2,506,745,657
IT Services - 4.2%
Accenture PLC Class A	1,157,833	180,320,911
Acxiom Corp. (b)	148,845	4,359,670
Alliance Data Systems Corp. (a)	90,040	18,982,233
Automatic Data Processing, Inc.	830,987	108,044,930
Blackhawk Network Holdings, Inc. (b)	106,476	4,791,420
Booz Allen Hamilton Holding Corp. Class A	279,997	12,625,065
Broadridge Financial Solutions, Inc.	219,987	25,397,499
CACI International, Inc. Class A (b)	46,514	7,751,558
Cass Information Systems, Inc.	18,117	1,126,334
Cognizant Technology Solutions Corp. Class A	1,101,279	82,981,373
Computer Task Group, Inc. (b)	11,646	84,783
Conduent, Inc. (b)	369,387	7,110,700
Convergys Corp.	187,983	4,443,918
CoreLogic, Inc. (b)	158,956	8,334,063
CSG Systems International, Inc.	60,961	2,522,566
CSP, Inc.	3,696	35,223
DXC Technology Co.	539,404	49,684,502
Edgewater Technology, Inc. (b)	2,875	15,554
EPAM Systems, Inc. (b)	95,561	11,771,204
Euronet Worldwide, Inc. (b)	99,267	8,319,567
Everi Holdings, Inc. (b)	133,235	997,930
EVERTEC, Inc.	119,642	2,608,196
ExlService Holdings, Inc. (b)	67,145	3,806,450
Fidelity National Information Services, Inc.	616,751	63,044,287
First Data Corp. Class A (b)	852,252	16,192,788
Fiserv, Inc. (b)	781,361	56,726,809
FleetCor Technologies, Inc. (b)	170,981	34,085,062
Gartner, Inc. (a)(b)	167,428	22,224,393
Genpact Ltd.	313,505	9,414,555
Global Payments, Inc.	297,078	33,023,190
Hackett Group, Inc.	45,783	737,106
Helios and Matheson Analytics, Inc. (a)(b)	112,448	48,533
IBM Corp.	1,609,840	227,486,490
Information Services Group, Inc. (b)	18,000	72,540
Innodata, Inc. (b)	14,010	17,513
Jack Henry & Associates, Inc.	145,424	18,186,725
Leidos Holdings, Inc.	263,646	15,834,579
ManTech International Corp. Class A	47,385	2,554,525
MasterCard, Inc. Class A	1,735,724	329,995,847
Mattersight Corp. (b)	9,437	25,480
Maximus, Inc.	130,433	7,943,370
ModusLink Global Solutions, Inc. (b)	31,030	63,612
MoneyGram International, Inc. (b)	66,937	443,792
Paychex, Inc.	597,287	39,170,081
PayPal Holdings, Inc. (b)	2,118,862	173,895,004
Perficient, Inc. (b)	66,954	1,748,169
PFSweb, Inc. (a)(b)	22,457	240,290
Presidio, Inc. (a)(b)	95,619	1,279,382
PRG-Schultz International, Inc. (b)	36,569	352,891
Sabre Corp.	425,249	10,422,853
Science Applications International Corp.	82,023	7,254,934
ServiceSource International, Inc. (b)	93,929	393,563
Square, Inc. (a)(b)	534,162	31,114,937
StarTek, Inc. (b)	15,709	106,664
Sykes Enterprises, Inc. (b)	77,094	2,170,196
Syntel, Inc. (a)(b)	71,654	2,257,101
Teradata Corp. (a)(b)	229,463	9,148,690
The Western Union Co.	853,134	16,968,835
Total System Services, Inc.	314,240	26,770,106
Travelport Worldwide Ltd.	241,707	4,239,541
Ttec Holdings, Inc.	29,721	1,049,151
Unisys Corp. (a)(b)	94,015	1,132,881
Virtusa Corp. (b)	54,223	2,632,527
Visa, Inc. Class A	3,388,852	442,990,733
WEX, Inc. (b)	74,091	13,025,939
WidePoint Corp. (b)	71,654	38,693
Worldpay, Inc. (b)	562,932	44,736,206
		2,217,376,212
Semiconductors & Semiconductor Equipment - 4.0%
Acacia Communications, Inc. (b)	39,295	1,270,800
Adesto Technologies Corp. (b)	19,304	175,666
Advanced Energy Industries, Inc. (b)	78,974	5,175,166
Advanced Micro Devices, Inc. (a)(b)	1,555,729	21,360,159
AEHR Test Systems (b)	18,931	49,221
Alpha & Omega Semiconductor Ltd. (b)	39,883	619,383
Amkor Technology, Inc. (b)	266,466	2,424,841
Amtech Systems, Inc. (b)	13,719	135,269
Analog Devices, Inc.	684,671	66,536,328
Applied Materials, Inc.	1,965,817	99,824,187
Aquantia Corp. (a)(b)	25,937	310,207
Axcelis Technologies, Inc. (b)	55,214	1,173,298
AXT, Inc. (b)	68,422	496,060
Broadcom, Inc.	771,059	194,360,842
Brooks Automation, Inc.	142,458	4,655,527
Cabot Microelectronics Corp.	49,260	5,574,754
Cavium, Inc. (b)	130,203	10,886,273
Ceva, Inc. (b)	44,635	1,504,200
Cirrus Logic, Inc. (b)	115,056	4,312,299
Cohu, Inc.	83,996	2,017,584
Cree, Inc. (a)(b)	184,852	8,617,800
CVD Equipment Corp. (a)(b)	24,298	172,516
CyberOptics Corp. (a)(b)	9,251	158,655
Cypress Semiconductor Corp.	650,297	10,703,889
Diodes, Inc. (b)	80,058	2,741,186
DSP Group, Inc. (b)	64,723	828,454
Entegris, Inc.	264,147	9,271,560
First Solar, Inc. (b)	153,251	10,361,300
FormFactor, Inc. (b)	123,711	1,676,284
GSI Technology, Inc. (b)	18,344	139,781
Ichor Holdings Ltd. (a)(b)	29,846	742,568
Impinj, Inc. (a)(b)	40,581	726,400
Inphi Corp. (a)(b)	81,649	2,758,103
Integrated Device Technology, Inc. (b)	253,049	8,411,349
Intel Corp.	8,804,981	486,034,951
Intermolecular, Inc. (b)	6,975	9,974
Intest Corp. (b)	2,175	16,204
KLA-Tencor Corp.	295,672	33,478,941
Kopin Corp. (a)(b)	88,411	312,091
Kulicke & Soffa Industries, Inc. (b)	141,853	3,415,820
Lam Research Corp.	307,265	60,893,778
Lattice Semiconductor Corp. (b)	220,983	1,270,652
MACOM Technology Solutions Holdings, Inc. (a)(b)	79,684	1,796,874
Marvell Technology Group Ltd.	817,482	17,608,562
Maxim Integrated Products, Inc.	529,875	31,077,169
MaxLinear, Inc. Class A (b)	115,923	2,127,187
Microchip Technology, Inc. (a)	443,536	43,191,536
Micron Technology, Inc. (b)	2,170,553	125,002,147
MKS Instruments, Inc.	103,088	11,566,474
Monolithic Power Systems, Inc.	76,797	10,122,613
MoSys, Inc. (a)(b)	6,042	10,513
Nanometrics, Inc. (b)	47,602	1,997,856
NeoPhotonics Corp. (a)(b)	75,400	491,608
NVE Corp.	8,841	977,373
NVIDIA Corp.	1,136,133	286,521,381
ON Semiconductor Corp. (b)	792,144	19,906,579
PDF Solutions, Inc. (a)(b)	47,788	604,040
Photronics, Inc. (b)	134,263	1,168,088
Pixelworks, Inc. (b)	39,177	162,585
Power Integrations, Inc.	60,434	4,541,615
Qorvo, Inc. (a)(b)	240,739	19,319,305
Qualcomm, Inc.	2,782,036	161,691,932
QuickLogic Corp. (a)(b)	142,208	170,650
Rambus, Inc. (b)	201,505	2,712,257
Rubicon Technology, Inc. (a)(b)	2,504	19,005
Rudolph Technologies, Inc. (b)	69,669	2,333,912
Semtech Corp. (b)	131,349	6,357,292
Sigma Designs, Inc. (b)	63,510	393,762
Silicon Laboratories, Inc. (b)	83,053	8,770,397
Skyworks Solutions, Inc.	343,444	33,867,013
SMART Global Holdings, Inc.	13,359	594,876
SolarEdge Technologies, Inc. (a)(b)	66,813	3,731,506
SunPower Corp. (a)(b)	126,150	1,058,399
Synaptics, Inc. (a)(b)	66,113	2,779,391
Teradyne, Inc.	378,731	14,357,692
Texas Instruments, Inc.	1,844,911	206,463,990
Ultra Clean Holdings, Inc. (a)(b)	73,387	1,293,079
Universal Display Corp. (a)	77,618	7,684,182
Veeco Instruments, Inc. (b)	86,705	1,478,320
Versum Materials, Inc.	215,014	8,594,110
Xcerra Corp. (b)	98,441	1,355,533
Xilinx, Inc.	479,267	32,642,875
Xperi Corp.	89,409	1,765,828
		2,143,913,826
Software - 5.9%
8x8, Inc. (b)	182,283	3,408,692
A10 Networks, Inc. (b)	73,118	470,149
ACI Worldwide, Inc. (b)	221,607	5,351,809
Activision Blizzard, Inc.	1,432,798	101,599,706
Adobe Systems, Inc. (b)	922,565	229,977,003
Agilysys, Inc. (b)	38,149	542,479
Altair Engineering, Inc. Class A (b)	55,360	1,948,118
American Software, Inc. Class A	55,166	726,536
ANSYS, Inc. (b)	160,570	26,140,796
Appian Corp. Class A	28,310	902,806
Aspen Technology, Inc. (b)	142,060	13,248,516
Asure Software, Inc. (a)(b)	21,771	381,646
Autodesk, Inc. (b)	411,747	53,156,538
Avaya Holdings Corp. (b)	221,683	4,892,544
Black Knight, Inc. (b)	267,350	13,527,910
Blackbaud, Inc.	92,635	9,029,133
Bottomline Technologies, Inc. (b)	62,280	2,962,037
BSQUARE Corp. (b)	11,182	36,901
CA Technologies, Inc.	590,699	21,111,582
Cadence Design Systems, Inc. (b)	534,088	22,672,036
Cardlytics, Inc. (b)	6,642	135,630
CDK Global, Inc.	230,476	14,831,131
Citrix Systems, Inc. (b)	233,471	24,659,207
CommVault Systems, Inc. (b)	82,577	5,644,138
Datawatch Corp. (b)	9,730	94,868
Digimarc Corp. (a)(b)	18,523	541,798
Digital Turbine, Inc. (a)(b)	41,910	77,953
Document Security Systems, Inc. (b)	4,956	7,434
Ebix, Inc.	42,676	3,183,630
Electronic Arts, Inc. (b)	578,928	75,787,464
Ellie Mae, Inc. (a)(b)	64,487	6,854,323
Everbridge, Inc. (a)(b)	29,747	1,370,444
Evolving Systems, Inc. (b)	4,973	16,411
Fair Isaac Corp. (b)	56,483	10,394,566
FireEye, Inc. (a)(b)	335,267	5,595,606
Forescout Technologies, Inc. (a)(b)	43,159	1,298,223
Fortinet, Inc. (b)	267,173	16,345,644
Glu Mobile, Inc. (b)	218,018	1,229,622
GSE Systems, Inc. (b)	388	1,203
Guidewire Software, Inc. (b)	146,636	13,613,686
HubSpot, Inc. (a)(b)	64,626	7,832,671
Imperva, Inc. (b)	59,629	2,892,007
Inseego Corp. (a)(b)	35,452	64,877
Intuit, Inc.	459,079	92,550,326
Manhattan Associates, Inc. (a)(b)	127,067	5,529,956
Microsoft Corp.	14,487,836	1,431,977,710
MicroStrategy, Inc. Class A (b)	16,727	2,167,317
Mitek Systems, Inc. (b)	57,485	497,245
MobileIron, Inc. (b)	99,040	425,872
Model N, Inc. (b)	64,636	1,153,753
Monotype Imaging Holdings, Inc.	83,936	1,813,018
NetSol Technologies, Inc. (b)	10,165	63,531
Nuance Communications, Inc. (b)	512,989	6,930,481
NXT-ID, Inc. (a)(b)	33,283	61,906
Oracle Corp.	5,681,795	265,453,462
Parametric Technology Corp. (b)	215,009	18,542,376
Park City Group, Inc. (a)(b)	18,083	132,910
Paycom Software, Inc. (a)(b)	84,231	8,883,844
Paylocity Holding Corp. (b)	55,889	3,339,368
Pegasystems, Inc.	69,658	4,308,347
Progress Software Corp.	91,795	3,477,195
Proofpoint, Inc. (b)	93,441	10,922,318
PROS Holdings, Inc. (a)(b)	55,472	1,960,380
QAD, Inc.:
Class A	12,608	653,725
Class B	4,298	174,671
Qualys, Inc. (b)	57,308	4,409,851
Rapid7, Inc. (b)	63,392	2,007,625
RealNetworks, Inc. (b)	28,670	101,779
RealPage, Inc. (b)	107,924	6,340,535
Red Hat, Inc. (b)	332,319	53,975,252
Red Violet, Inc. (a)(b)	9,876	71,601
RingCentral, Inc. (b)	122,458	9,276,194
Rosetta Stone, Inc. (b)	22,826	370,238
SailPoint Technologies Holding, Inc. (a)(b)	54,596	1,424,410
Salesforce.com, Inc. (b)	1,295,243	167,513,777
SeaChange International, Inc. (b)	36,866	103,225
SendGrid, Inc. (b)	14,321	380,079
ServiceNow, Inc. (b)	322,399	57,261,286
SITO Mobile Ltd. (a)(b)	17,979	68,680
Smith Micro Software, Inc. (a)(b)	10,363	21,348
Snap, Inc. Class A (a)(b)	448,998	5,114,087
Sonic Foundry, Inc. (b)	155	364
Splunk, Inc. (b)	265,896	29,463,936
SS&C Technologies Holdings, Inc.	363,703	18,516,120
Symantec Corp.	1,179,269	24,505,210
Synopsys, Inc. (b)	274,817	24,203,133
Tableau Software, Inc. (b)	128,078	12,663,072
Take-Two Interactive Software, Inc. (b)	215,858	24,193,365
TeleNav, Inc. (b)	46,856	250,680
The Rubicon Project, Inc. (b)	59,339	139,447
TiVo Corp.	242,388	3,490,387
Tyler Technologies, Inc. (b)	68,284	15,815,940
Ultimate Software Group, Inc. (a)(b)	54,833	14,374,471
Upland Software, Inc. (b)	13,813	494,229
Varonis Systems, Inc. (b)	39,520	3,068,728
Vasco Data Security International, Inc. (b)	63,694	1,378,975
Verint Systems, Inc. (b)	134,744	5,686,197
VirnetX Holding Corp. (a)(b)	93,723	299,914
VMware, Inc. Class A (a)(b)	129,240	17,767,915
Workday, Inc. Class A (b)	276,948	36,269,110
Workiva, Inc. (b)	43,324	1,126,424
Zedge, Inc. (b)	14,921	58,192
Zendesk, Inc. (b)	202,958	11,343,323
Zix Corp. (b)	85,392	461,971
Zynga, Inc. (b)	1,488,044	6,547,394
		3,126,137,648
Technology Hardware, Storage & Peripherals - 3.9%
3D Systems Corp. (a)(b)	215,475	2,663,271
Apple, Inc.	9,548,814	1,784,386,794
Astro-Med, Inc.	4,606	87,053
Avid Technology, Inc. (a)(b)	38,570	196,707
CPI Card Group (a)	4,456	11,853
Cray, Inc. (b)	76,017	1,892,823
Diebold Nixdorf, Inc. (a)	147,998	1,701,977
Eastman Kodak Co. (a)(b)	64,018	326,492
Electronics for Imaging, Inc. (a)(b)	82,143	2,746,040
Everspin Technologies, Inc. (a)(b)	9,978	76,531
Hewlett Packard Enterprise Co.	2,917,615	44,464,453
HP, Inc.	3,099,981	68,292,581
Immersion Corp. (b)	59,681	905,361
Intevac, Inc. (b)	29,097	136,756
NCR Corp. (b)	227,035	6,833,754
NetApp, Inc.	509,538	34,811,636
Pure Storage, Inc. Class A (a)(b)	209,911	4,504,690
Quantum Corp. (a)(b)	41,835	126,342
Seagate Technology LLC	542,199	30,552,914
Super Micro Computer, Inc. (a)(b)	65,674	1,582,743
Transact Technologies, Inc.	3,411	37,009
U.S.A. Technologies, Inc. (a)(b)	93,334	1,255,342
Western Digital Corp.	564,206	47,116,843
Xerox Corp.	410,942	11,169,404
Xplore Technologies Corp. (b)	2,067	6,552
		2,045,885,921

TOTAL INFORMATION TECHNOLOGY		13,126,740,820

MATERIALS - 3.3%
Chemicals - 2.1%
A. Schulman, Inc.	54,023	2,363,506
Advanced Emissions Solutions, Inc. (a)	57,241	634,803
AdvanSix, Inc. (b)	59,098	2,157,668
AgroFresh Solutions, Inc. (b)	38,931	275,242
Air Products & Chemicals, Inc.	408,552	65,944,378
Albemarle Corp. U.S. (a)	207,951	19,437,180
American Vanguard Corp.	44,829	966,065
Ashland Global Holdings, Inc.	113,663	8,833,888
Axalta Coating Systems Ltd. (b)	410,388	12,767,171
Balchem Corp.	62,509	6,027,743
Cabot Corp.	119,034	7,171,799
Celanese Corp. Class A	250,536	28,290,525
CF Industries Holdings, Inc.	435,968	17,935,724
Chase Corp.	19,479	2,317,027
Core Molding Technologies, Inc.	10,858	156,572
DowDuPont, Inc.	4,397,862	281,946,933
Eastman Chemical Co.	264,627	27,603,242
Ecolab, Inc.	487,470	69,518,097
Ferro Corp. (b)	150,318	3,075,506
Flotek Industries, Inc. (a)(b)	98,612	308,656
FMC Corp.	250,709	21,834,247
FutureFuel Corp.	37,844	509,759
H.B. Fuller Co.	95,568	4,926,530
Hawkins, Inc.	13,930	436,706
Huntsman Corp.	386,657	12,361,424
Ingevity Corp. (b)	80,091	6,098,129
Innophos Holdings, Inc.	32,175	1,529,278
Innospec, Inc.	48,903	3,750,860
International Flavors & Fragrances, Inc.	148,649	18,154,502
Intrepid Potash, Inc. (a)(b)	199,844	895,301
KMG Chemicals, Inc.	25,301	1,691,372
Koppers Holdings, Inc. (b)	39,973	1,610,912
Kraton Performance Polymers, Inc. (b)	55,754	2,705,184
Kronos Worldwide, Inc.	51,691	1,278,835
LSB Industries, Inc. (a)(b)	28,693	145,474
LyondellBasell Industries NV Class A	610,749	68,477,178
Marrone Bio Innovations, Inc. (a)(b)	15,737	25,651
Minerals Technologies, Inc.	69,103	5,044,519
Monsanto Co.	826,086	105,292,922
NewMarket Corp.	18,766	7,211,586
Olin Corp.	308,878	9,986,026
OMNOVA Solutions, Inc. (b)	81,034	826,547
Platform Specialty Products Corp. (b)	401,657	4,843,983
PolyOne Corp.	158,115	6,628,181
PPG Industries, Inc.	472,890	47,724,059
PQ Group Holdings, Inc.	125,287	2,057,213
Praxair, Inc.	537,070	83,922,558
Quaker Chemical Corp.	25,955	3,967,222
Rayonier Advanced Materials, Inc.	92,945	1,664,645
RPM International, Inc.	250,289	12,389,306
Senomyx, Inc. (b)	66,138	89,948
Sensient Technologies Corp.	86,306	5,804,079
Sherwin-Williams Co.	155,297	58,896,387
Stepan Co.	39,421	2,865,907
The Chemours Co. LLC	349,984	17,145,716
The Mosaic Co.	656,739	18,053,755
The Scotts Miracle-Gro Co. Class A	77,671	6,612,132
Trecora Resources (b)	28,770	401,342
Tredegar Corp.	71,882	1,714,386
Trinseo SA	81,084	5,862,373
Tronox Ltd. Class A	172,629	3,171,195
Valhi, Inc.	49,033	315,282
Valvoline, Inc.	395,469	8,083,386
Venator Materials PLC	108,555	1,912,739
W.R. Grace & Co.	125,990	9,019,624
Westlake Chemical Corp.	68,037	7,873,922
Yield10 Bioscience, Inc. (b)	693	1,164
		1,143,545,171
Construction Materials - 0.2%
Eagle Materials, Inc.	90,055	9,760,161
Forterra, Inc. (a)(b)	32,917	285,390
Foundation Building Materials, Inc. (b)	21,184	325,174
Martin Marietta Materials, Inc.	118,662	26,446,200
nVent Electric PLC (b)	305,285	8,267,118
Summit Materials, Inc.	203,166	5,773,978
U.S. Concrete, Inc. (a)(b)	26,762	1,631,144
United States Lime & Minerals, Inc.	4,018	317,422
Vulcan Materials Co.	251,171	32,084,584
		84,891,171
Containers & Packaging - 0.4%
Aptargroup, Inc.	119,670	11,047,934
Avery Dennison Corp.	161,866	17,000,786
Ball Corp.	663,148	24,503,319
Bemis Co., Inc.	175,245	7,412,864
Berry Global Group, Inc. (b)	250,149	12,079,695
Crown Holdings, Inc. (b)	247,501	10,726,693
Graphic Packaging Holding Co.	567,618	8,219,109
Greif, Inc. Class A	63,236	3,687,291
International Paper Co.	778,331	41,640,709
Myers Industries, Inc.	39,464	773,494
Owens-Illinois, Inc. (b)	302,337	5,623,468
Packaging Corp. of America	177,354	20,839,095
Sealed Air Corp.	315,857	13,758,731
Silgan Holdings, Inc.	162,095	4,412,226
Sonoco Products Co.	192,348	9,834,753
UFP Technologies, Inc. (b)	14,187	434,122
WestRock Co.	470,286	27,690,440
		219,684,729
Metals & Mining - 0.5%
AK Steel Holding Corp. (a)(b)	566,768	2,561,791
Alcoa Corp. (b)	327,526	15,744,175
Allegheny Technologies, Inc. (a)(b)	225,498	6,431,203
Ampco-Pittsburgh Corp. (b)	10,414	113,513
Atkore International Group, Inc. (b)	83,406	1,801,570
Carpenter Technology Corp.	89,534	5,366,668
Century Aluminum Co. (a)(b)	86,859	1,539,141
Cleveland-Cliffs, Inc. (a)(b)	541,153	4,578,154
Coeur d'Alene Mines Corp. (b)	353,050	2,845,583
Commercial Metals Co.	211,733	5,005,368
Compass Minerals International, Inc.	62,020	4,056,108
Comstock Mining, Inc. (a)(b)	11,344	3,925
Freeport-McMoRan, Inc.	2,544,621	43,004,095
Friedman Industries	2,001	12,366
General Moly, Inc. (b)	60,513	24,084
Gold Resource Corp.	109,163	681,177
Golden Minerals Co. (a)(b)	71,014	27,731
Haynes International, Inc.	23,949	1,019,748
Hecla Mining Co.	759,073	2,854,114
Kaiser Aluminum Corp.	33,314	3,673,202
Materion Corp.	35,727	1,948,908
McEwen Mining, Inc. (a)	511,683	1,151,287
Newmont Mining Corp.	1,006,963	39,201,070
Nucor Corp.	599,326	38,470,736
Olympic Steel, Inc.	12,703	293,820
Paramount Gold Nevada Corp. (a)(b)	7,958	11,380
Pershing Gold Corp. (a)(b)	31,696	60,856
Reliance Steel & Aluminum Co.	138,609	12,969,644
Royal Gold, Inc.	122,627	10,994,737
Ryerson Holding Corp. (b)	30,039	370,982
Schnitzer Steel Industries, Inc. Class A	47,241	1,471,557
Solitario Exploration & Royalty Corp. (b)	18,115	7,645
Steel Dynamics, Inc.	449,332	22,210,481
SunCoke Energy, Inc. (b)	119,717	1,620,968
Synalloy Corp.	8,615	161,962
TimkenSteel Corp. (a)(b)	69,807	1,223,717
U.S. Antimony Corp. (b)	24,962	7,489
U.S. Gold Corp.	46	61
United States Steel Corp.	329,241	12,139,116
Universal Stainless & Alloy Products, Inc. (b)	6,659	161,148
Warrior Metropolitan Coal, Inc. (a)	73,946	2,009,113
Worthington Industries, Inc.	90,980	4,362,491
		252,192,884
Paper & Forest Products - 0.1%
Boise Cascade Co.	74,391	3,548,451
Clearwater Paper Corp. (b)	35,821	861,495
Domtar Corp.	128,751	6,189,061
Kapstone Paper & Packaging Corp.	170,425	5,862,620
Louisiana-Pacific Corp.	275,889	8,050,441
Mercer International, Inc. (SBI)	87,436	1,403,348
Neenah, Inc.	34,858	2,828,727
P.H. Glatfelter Co.	78,096	1,365,899
Resolute Forest Products(b)	162,293	1,744,650
Schweitzer-Mauduit International, Inc.	57,402	2,514,782
Verso Corp. (b)	59,171	1,197,029
		35,566,503

TOTAL MATERIALS		1,735,880,458

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Acadia Realty Trust (SBI)	161,267	4,152,625
Agree Realty Corp.	50,269	2,661,241
Alexander & Baldwin, Inc.	155,313	3,309,720
Alexanders, Inc.	7,463	2,891,913
Alexandria Real Estate Equities, Inc.	189,260	23,642,359
American Assets Trust, Inc.	89,595	3,256,778
American Campus Communities, Inc.	265,755	10,656,776
American Homes 4 Rent Class A	475,496	9,471,880
American Tower Corp.	828,629	114,657,395
Americold Realty Trust	115,807	2,385,624
Apartment Investment & Management Co. Class A	285,955	11,675,543
Apple Hospitality (REIT), Inc.	411,429	7,829,494
Armada Hoffler Properties, Inc.	88,352	1,272,269
Ashford Hospitality Trust, Inc.	148,411	1,093,789
AvalonBay Communities, Inc.	257,885	42,690,283
Bluerock Residential Growth (REIT), Inc. (a)	90,320	802,042
Boston Properties, Inc.	293,119	35,693,101
Braemar Hotels & Resorts, Inc.	47,533	522,863
Brandywine Realty Trust (SBI)	299,468	4,869,350
Brixmor Property Group, Inc.	560,616	8,902,582
BRT Realty Trust	189,164	2,391,033
Camden Property Trust (SBI)	177,479	15,618,152
CareTrust (REIT), Inc.	143,665	2,369,036
CatchMark Timber Trust, Inc.	100,692	1,278,788
CBL & Associates Properties, Inc. (a)	283,674	1,435,390
Cedar Realty Trust, Inc.	134,023	588,361
Chatham Lodging Trust	76,647	1,593,491
Chesapeake Lodging Trust	114,633	3,694,622
CIM Commercial Trust Corp. (a)	6,057	90,249
City Office REIT, Inc.	67,579	837,980
Clipper Realty, Inc.	6,962	62,171
Colony NorthStar, Inc. (a)	981,801	5,782,808
Columbia Property Trust, Inc.	224,485	4,965,608
Community Healthcare Trust, Inc.	41,798	1,157,805
Condor Hospitality Trust, Inc.	108	1,098
CorEnergy Infrastructure Trust, Inc. (a)	18,244	660,250
CorePoint Lodging, Inc. (b)	70,925	1,978,098
CoreSite Realty Corp.	62,994	6,687,443
Corporate Office Properties Trust (SBI)	181,324	5,058,940
Corrections Corp. of America	221,394	4,764,399
Cousins Properties, Inc.	727,752	6,855,424
Crown Castle International Corp.	779,336	81,167,844
CubeSmart	333,040	10,157,720
CyrusOne, Inc.	174,743	9,677,267
DCT Industrial Trust, Inc.	161,377	10,510,484
DDR Corp.	292,764	4,447,085
DiamondRock Hospitality Co.	396,647	5,049,316
Digital Realty Trust, Inc.	389,335	41,845,726
Douglas Emmett, Inc.	289,680	11,149,783
Duke Realty Corp.	662,391	18,626,435
Easterly Government Properties, Inc.	64,416	1,304,424
EastGroup Properties, Inc.	63,814	5,949,379
Education Realty Trust, Inc.	147,468	5,388,481
Empire State Realty Trust, Inc.	295,222	5,006,965
EPR Properties	118,109	7,250,712
Equinix, Inc.	149,682	59,401,302
Equity Commonwealth (b)	237,117	7,376,710
Equity Lifestyle Properties, Inc.	165,789	15,070,220
Equity Residential (SBI)	683,256	43,721,551
Essex Property Trust, Inc.	122,709	29,331,132
Extra Space Storage, Inc.	232,282	22,357,143
Farmland Partners, Inc. (a)	105,443	897,320
Federal Realty Investment Trust (SBI)	138,774	16,498,841
First Industrial Realty Trust, Inc.	203,638	6,705,799
Forest City Realty Trust, Inc. Class A	497,456	10,133,179
Four Corners Property Trust, Inc.	120,965	2,768,889
Franklin Street Properties Corp.	202,564	1,567,845
Front Yard Residential Corp. Class B	86,977	914,998
Gaming & Leisure Properties	373,180	13,098,618
General Growth Properties, Inc.	1,182,144	23,973,880
Getty Realty Corp.	62,136	1,622,371
Gladstone Commercial Corp.	76,606	1,440,193
Gladstone Land Corp. (a)	23,552	300,524
Global Medical REIT, Inc. (a)	12,930	115,594
Global Net Lease, Inc.	110,110	2,173,571
Government Properties Income Trust	190,011	2,760,860
Gramercy Property Trust	267,185	7,366,290
HCP, Inc.	876,534	21,010,520
Healthcare Realty Trust, Inc.	262,572	7,152,461
Healthcare Trust of America, Inc.	387,197	9,935,475
Hersha Hospitality Trust	71,283	1,516,189
Highwoods Properties, Inc. (SBI)	185,987	8,895,758
Hospitality Properties Trust (SBI)	312,543	9,048,120
Host Hotels & Resorts, Inc.	1,365,873	29,543,833
Hudson Pacific Properties, Inc.	285,636	10,111,514
Independence Realty Trust, Inc.	140,119	1,359,154
Industrial Logistics Properties Trust (b)	99,863	2,125,085
InfraReit, Inc.	82,809	1,768,800
Investors Real Estate Trust (a)	202,786	1,129,518
Invitation Homes, Inc.	549,647	12,097,730
Iron Mountain, Inc.	550,090	18,312,496
iStar Financial, Inc. (a)(b)	102,599	1,111,147
JBG SMITH Properties	174,423	6,434,464
Jernigan Capital, Inc. (a)	21,201	418,720
Kilroy Realty Corp.	183,382	13,964,539
Kimco Realty Corp.	794,983	12,290,437
Kite Realty Group Trust	145,444	2,282,016
Lamar Advertising Co. Class A	153,202	10,604,642
LaSalle Hotel Properties (SBI)	206,162	7,071,357
Lexington Corporate Properties Trust	399,211	3,445,191
Liberty Property Trust (SBI)	291,830	12,901,804
Life Storage, Inc.	84,534	7,821,086
LTC Properties, Inc.	76,598	3,151,242
Mack-Cali Realty Corp.	182,244	3,602,964
MedEquities Realty Trust, Inc.	56,982	597,171
Medical Properties Trust, Inc.	669,014	9,078,520
Mid-America Apartment Communities, Inc.	212,495	19,881,032
Monmouth Real Estate Investment Corp. Class A	144,924	2,239,076
National Health Investors, Inc.	85,662	6,323,569
National Retail Properties, Inc.	290,818	12,048,590
National Storage Affiliates Trust	88,997	2,502,596
New Senior Investment Group, Inc.	149,321	1,116,921
NexPoint Residential Trust, Inc.	32,020	887,594
NorthStar Realty Europe Corp.	99,105	1,388,461
Omega Healthcare Investors, Inc. (a)	364,660	11,176,829
One Liberty Properties, Inc.	42,541	1,085,646
Outfront Media, Inc.	245,927	4,879,192
Paramount Group, Inc.	417,609	6,272,487
Park Hotels & Resorts, Inc.	371,572	11,972,050
Pebblebrook Hotel Trust (a)	119,218	4,866,479
Pennsylvania Real Estate Investment Trust (SBI)	137,479	1,513,644
Physicians Realty Trust	319,999	4,870,385
Piedmont Office Realty Trust, Inc. Class A	250,343	4,811,592
Potlatch Corp.	108,324	5,470,362
Power (REIT) (b)	718	4,336
Preferred Apartment Communities, Inc. Class A	69,294	1,016,543
Prologis, Inc.	999,516	64,318,855
PS Business Parks, Inc.	42,672	5,229,880
Public Storage	282,131	59,766,631
QTS Realty Trust, Inc. Class A	89,309	3,369,629
Quality Care Properties, Inc. (b)	183,538	3,845,121
Ramco-Gershenson Properties Trust (SBI)	128,503	1,580,587
Rayonier, Inc.	246,837	9,594,554
Realty Income Corp.	523,035	27,877,766
Regency Centers Corp.	276,616	16,065,857
Retail Opportunity Investments Corp.	207,087	3,752,416
Retail Properties America, Inc.	409,657	5,022,395
Rexford Industrial Realty, Inc.	142,646	4,460,540
RLJ Lodging Trust	322,855	7,554,807
Ryman Hospitality Properties, Inc.	91,162	7,646,669
Sabra Health Care REIT, Inc.	326,281	6,763,805
Safety Income and Growth, Inc. (a)	12,370	237,257
Saul Centers, Inc.	23,905	1,184,732
SBA Communications Corp. Class A (b)	219,122	34,636,615
Select Income REIT	130,864	2,826,662
Senior Housing Properties Trust (SBI)	490,704	8,665,833
Seritage Growth Properties (a)	43,689	1,820,084
Simon Property Group, Inc.	584,441	93,639,137
SL Green Realty Corp.	162,056	15,803,701
Sotherly Hotels, Inc.	2,721	18,530
Spirit Realty Capital, Inc.	831,107	7,280,497
Stag Industrial, Inc.	178,188	4,746,928
Store Capital Corp.	322,243	8,636,112
Summit Hotel Properties, Inc.	229,907	3,515,278
Sun Communities, Inc.	147,103	14,221,918
Sunstone Hotel Investors, Inc.	432,350	7,518,567
Tanger Factory Outlet Centers, Inc. (a)	177,740	3,819,633
Taubman Centers, Inc.	112,205	6,125,271
Terreno Realty Corp.	97,945	3,732,684
The GEO Group, Inc.	235,799	5,847,815
The Macerich Co.	204,964	11,402,147
TIER REIT, Inc.	108,647	2,385,888
UDR, Inc.	504,145	18,386,168
UMH Properties, Inc.	79,886	1,175,123
Uniti Group, Inc. (a)	308,052	6,459,850
Universal Health Realty Income Trust (SBI)	38,916	2,419,408
Urban Edge Properties	187,255	4,095,267
Urstadt Biddle Properties, Inc. Class A	92,798	2,027,636
Ventas, Inc.	678,593	37,091,893
VEREIT, Inc.	1,766,553	12,648,519
Vornado Realty Trust	326,110	22,733,128
Washington Prime Group, Inc.	352,285	2,561,112
Washington REIT (SBI)	155,354	4,455,553
Weingarten Realty Investors (SBI)	218,157	6,396,363
Welltower, Inc.	706,165	40,710,412
Weyerhaeuser Co.	1,421,204	53,053,545
Wheeler REIT, Inc. (a)	6,770	28,096
Whitestone REIT Class B	105,336	1,289,313
WP Carey, Inc.	215,291	14,469,708
Xenia Hotels & Resorts, Inc.	197,955	4,982,527
		1,880,444,983
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	18,423	541,268
Boston Omaha Corp. (a)	13,217	317,208
CBRE Group, Inc. (b)	558,981	25,819,332
Consolidated-Tomoka Land Co.	6,987	419,709
Forestar Group, Inc. (b)	22,360	523,224
FRP Holdings, Inc. (b)	10,289	584,415
HFF, Inc.	67,329	2,270,334
Howard Hughes Corp. (b)	71,157	8,982,148
Jones Lang LaSalle, Inc.	82,585	13,524,120
Kennedy-Wilson Holdings, Inc.	251,133	5,123,113
Marcus & Millichap, Inc. (b)	26,096	977,556
Maui Land & Pineapple, Inc. (b)	31,310	378,851
RE/MAX Holdings, Inc.	32,840	1,710,964
Realogy Holdings Corp. (a)	250,072	5,949,213
Redfin Corp. (a)	20,010	442,221
Stratus Properties, Inc. (b)	12,801	400,671
Tejon Ranch Co. (b)	29,778	732,539
The St. Joe Co. (a)(b)	125,813	2,239,471
Transcontinental Realty Investors, Inc. (a)(b)	20,697	724,602
Trinity Place Holdings, Inc. (b)	7,019	48,993
Williams Scotsman Corp. (b)	94,877	1,157,499
		72,867,451

TOTAL REAL ESTATE		1,953,312,434

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.5%
Alaska Communication Systems Group, Inc. (b)	135,810	225,445
Altice U.S.A., Inc. Class A (a)	135,431	2,649,030
AT&T, Inc.	11,552,069	373,362,870
Atlantic Tele-Network, Inc.	20,159	1,085,159
Bandwidth, Inc. (b)	4,112	153,419
CenturyLink, Inc.	1,815,447	33,077,444
Cincinnati Bell, Inc. (a)(b)	75,163	924,505
Cogent Communications Group, Inc.	79,491	4,069,939
Consolidated Communications Holdings, Inc. (a)	126,066	1,413,200
Frontier Communications Corp. (a)	161,811	1,202,256
Globalstar, Inc. (a)(b)	800,187	433,941
Hawaiian Telcom Holdco, Inc. (b)	18,678	491,045
IDT Corp. Class B	44,765	219,349
Iridium Communications, Inc. (a)(b)	166,538	2,531,378
Ooma, Inc. (b)	37,459	443,889
ORBCOMM, Inc. (b)	147,877	1,428,492
Pareteum Corp. (a)(b)	88,901	213,362
PDVWireless, Inc. (b)	18,833	477,417
Verizon Communications, Inc.	7,765,465	370,179,717
Vonage Holdings Corp. (b)	383,634	4,392,609
WideOpenWest, Inc. (a)	35,967	318,308
Windstream Holdings, Inc. (a)	76,326	420,556
Zayo Group Holdings, Inc. (b)	348,714	12,135,247
		811,848,577
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)(b)	9,732	80,289
Boingo Wireless, Inc. (b)	75,566	1,625,425
NII Holdings, Inc. (a)(b)	192,173	440,076
Shenandoah Telecommunications Co.	92,579	2,953,270
Spok Holdings, Inc.	43,148	664,479
Sprint Corp. (a)(b)	1,311,197	6,739,553
T-Mobile U.S., Inc. (b)	562,087	31,308,246
Telephone & Data Systems, Inc.	174,990	4,470,995
U.S. Cellular Corp. (b)	27,310	980,975
		49,263,308

TOTAL TELECOMMUNICATION SERVICES		861,111,885

UTILITIES - 2.8%
Electric Utilities - 1.6%
Allete, Inc.	92,545	7,109,307
Alliant Energy Corp.	425,291	17,615,553
American Electric Power Co., Inc.	920,568	62,552,596
Duke Energy Corp.	1,303,780	100,599,665
Edison International	615,234	38,242,945
El Paso Electric Co.	80,794	4,734,528
Entergy Corp.	331,899	26,853,948
Eversource Energy	596,554	34,051,302
Exelon Corp.	1,798,444	74,437,597
FirstEnergy Corp.	832,936	28,669,657
Genie Energy Ltd. Class B	24,074	134,333
Great Plains Energy, Inc.	409,765	13,907,424
Hawaiian Electric Industries, Inc.	219,652	7,540,653
IDACORP, Inc.	102,567	9,473,088
MGE Energy, Inc.	72,899	4,348,425
NextEra Energy, Inc.	883,844	146,550,174
OGE Energy Corp.	377,699	13,227,019
Otter Tail Corp.	81,371	3,759,340
PG&E Corp.	974,707	42,234,054
Pinnacle West Capital Corp.	208,118	16,568,274
PNM Resources, Inc.	156,967	6,270,832
Portland General Electric Co.	174,192	7,431,031
PPL Corp.	1,279,081	34,944,493
Southern Co.	1,904,162	85,496,874
Spark Energy, Inc. Class A, (a)	24,582	245,820
Vistra Energy Corp. (b)	709,045	17,392,874
Westar Energy, Inc.	292,588	16,589,740
Xcel Energy, Inc.	936,355	42,622,880
		863,604,426
Gas Utilities - 0.2%
Atmos Energy Corp.	205,091	18,296,168
Chesapeake Utilities Corp.	30,410	2,428,239
National Fuel Gas Co.	165,416	8,707,498
New Jersey Resources Corp.	166,205	7,379,502
Northwest Natural Gas Co.	56,327	3,368,355
ONE Gas, Inc.	101,493	7,617,050
RGC Resources, Inc.	6,537	172,904
South Jersey Industries, Inc.	159,735	5,290,423
Southwest Gas Holdings, Inc.	93,395	7,070,002
Spire, Inc.	89,693	6,390,626
UGI Corp.	313,081	15,801,198
WGL Holdings, Inc.	95,958	8,463,496
		90,985,461
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	573,743	19,639,223
NRG Yield, Inc.:
Class A	44,523	777,817
Class C	141,507	2,476,373
Ormat Technologies, Inc.	74,908	3,881,733
Pattern Energy Group, Inc. (a)	171,450	3,185,541
Terraform Power, Inc.	103,630	1,151,329
The AES Corp.	1,250,251	15,940,700
		47,052,716
Multi-Utilities - 0.8%
Ameren Corp.	454,342	26,892,503
Avangrid, Inc.	136,879	7,266,906
Avista Corp.	128,677	6,747,822
Black Hills Corp. (a)	101,787	5,919,932
CenterPoint Energy, Inc.	794,559	20,761,827
CMS Energy Corp.	493,405	22,760,773
Consolidated Edison, Inc.	575,538	44,161,031
Dominion Resources, Inc.	1,218,973	78,245,877
DTE Energy Co.	328,501	33,648,357
MDU Resources Group, Inc.	379,742	10,556,828
NiSource, Inc.	612,171	15,487,926
NorthWestern Energy Corp.	103,581	5,643,093
Public Service Enterprise Group, Inc.	947,324	50,189,226
SCANA Corp.	266,573	9,676,600
Sempra Energy	479,330	51,063,025
Unitil Corp.	55,250	2,666,918
Vectren Corp.	162,155	11,457,872
WEC Energy Group, Inc.	584,908	36,936,940
		440,083,456
Water Utilities - 0.1%
American States Water Co.	72,116	4,058,688
American Water Works Co., Inc.	334,371	27,799,605
Aqua America, Inc.	336,537	11,677,834
AquaVenture Holdings Ltd. (a)(b)	20,099	292,842
Artesian Resources Corp. Class A	60,277	2,350,803
Cadiz, Inc. (a)(b)	46,921	607,627
California Water Service Group	83,616	3,365,544
Connecticut Water Service, Inc.	31,367	2,023,799
Middlesex Water Co.	39,650	1,762,046
Pure Cycle Corp. (b)	17,116	160,035
Select Energy Services, Inc. Class A (b)	85,352	1,217,973
SJW Corp.	29,404	1,856,275
York Water Co.	40,150	1,314,913
		58,487,984

TOTAL UTILITIES		1,500,214,043

TOTAL COMMON STOCKS
(Cost $33,035,870,681)		52,896,015,898
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $4,996,750)	5,000,000	4,995,271
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.76% (e)	30,125,393	$30,131,418
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	2,030,728,468	2,030,931,541
TOTAL MONEY MARKET FUNDS
(Cost $2,060,967,723)		2,061,062,959
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $35,101,835,154)		54,962,074,128
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(1,957,859,896)
NET ASSETS - 100%		$53,004,214,232

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	170	June 2018	$13,890,700	$537,359	$537,359
CME E-mini S&P 500 Index Contracts (United States)	705	June 2018	95,368,875	1,617,910	1,617,910
CME E-mini S&P MidCap 400 Index Contracts (United States)	36	June 2018	7,009,200	168,295	168,295
TOTAL FUTURES CONTRACTS					$2,323,564

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,932,330.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$627,921
Fidelity Securities Lending Cash Central Fund	3,752,032
Total	$4,379,953

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,918,540,529	$6,918,540,529	$--	$--
Consumer Staples	3,166,168,682	3,166,168,682	--	--
Energy	3,177,545,925	3,177,524,868	--	21,057
Financials	7,740,149,947	7,740,149,947	--	--
Health Care	7,134,956,917	7,134,248,534	--	708,383
Industrials	5,581,394,258	5,581,394,258	--	--
Information Technology	13,126,740,820	13,126,740,820	--	--
Materials	1,735,880,458	1,735,880,458	--	--
Real Estate	1,953,312,434	1,953,312,434	--	--
Telecommunication Services	861,111,885	861,111,885	--	--
Utilities	1,500,214,043	1,500,214,043	--	--
U.S. Government and Government Agency Obligations	4,995,271	--	4,995,271	--
Money Market Funds	2,061,062,959	2,061,062,959	--	--
Total Investments in Securities:	$54,962,074,128	$54,956,349,417	$4,995,271	$729,440
Derivative Instruments:
Assets
Futures Contracts	$2,323,564	$2,323,564	$--	$--
Total Assets	$2,323,564	$2,323,564	$--	$--
Total Derivative Instruments:	$2,323,564	$2,323,564	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Extended Market Index Fund

May 31, 2018

SEI-QTLY-0718
1.816014.113

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.4%
Adient PLC (a)	412,714	$21,972,893
American Axle & Manufacturing Holdings, Inc. (b)	437,686	6,924,193
Autoliv, Inc. (a)	384,120	56,838,236
Cdti Advanced Matls, Inc. (a)(b)	23,558	15,360
Cooper Tire & Rubber Co.	230,311	5,918,993
Cooper-Standard Holding, Inc. (b)	71,642	8,897,936
Dana Holding Corp.	637,204	14,209,649
Delphi Technologies PLC	395,210	19,800,021
Dorman Products, Inc. (a)(b)	133,826	8,634,454
Fox Factory Holding Corp. (b)	172,805	6,868,999
Gentex Corp.	1,245,441	29,927,947
Gentherm, Inc. (a)(b)	169,368	5,995,627
Hertz Global Holdings, Inc. (a)(b)	366,664	5,532,960
Horizon Global Corp. (a)(b)	106,337	707,141
LCI Industries	111,024	9,736,805
Lear Corp.	292,973	58,008,654
Modine Manufacturing Co. (b)	232,111	4,177,998
Motorcar Parts of America, Inc. (a)(b)	89,786	1,925,910
Shiloh Industries, Inc. (b)	60,236	625,250
Standard Motor Products, Inc.	97,802	4,425,541
Stoneridge, Inc. (b)	118,638	3,740,656
Strattec Security Corp.	16,381	617,564
Superior Industries International, Inc.	103,889	1,818,058
Sypris Solutions, Inc. (a)(b)	33,998	57,457
Tenneco, Inc.	233,565	10,318,902
Tower International, Inc.	98,181	2,886,521
Unique Fabricating, Inc. (a)	9,604	88,741
UQM Technologies, Inc. (a)(b)	137,888	140,646
Visteon Corp. (b)	139,621	17,447,040
VOXX International Corp. (b)	83,482	467,499
Workhorse Group, Inc. (a)(b)	97,973	255,710
		308,983,361
Automobiles - 0.9%
REV Group, Inc. (a)	121,004	2,052,228
Tesla, Inc. (a)(b)	590,892	168,244,633
Thor Industries, Inc. (a)	214,174	19,832,512
Winnebago Industries, Inc. (a)	126,381	4,581,311
		194,710,684
Distributors - 0.1%
Core-Mark Holding Co., Inc.	203,246	3,967,362
Educational Development Corp.	16,502	372,945
Pool Corp.	176,830	25,272,544
Weyco Group, Inc.	21,447	743,567
		30,356,418
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (b)	268,167	12,804,974
American Public Education, Inc. (b)	75,398	3,211,955
Ascent Capital Group, Inc. (b)	47,464	93,029
Bridgepoint Education, Inc. (b)	128,232	883,518
Bright Horizons Family Solutions, Inc. (b)	254,147	25,719,676
Cambium Learning Group, Inc. (b)	63,552	636,156
Capella Education Co.	52,862	5,019,247
Career Education Corp. (b)	299,957	4,616,338
Carriage Services, Inc.	65,607	1,650,016
Chegg, Inc. (a)(b)	364,425	10,192,967
Collectors Universe, Inc.	37,357	556,619
Graham Holdings Co.	21,039	12,220,503
Grand Canyon Education, Inc. (b)	214,209	23,798,620
Houghton Mifflin Harcourt Co. (b)	463,566	3,152,249
K12, Inc. (b)	177,811	2,869,870
Laureate Education, Inc. Class A (b)	166,957	2,709,712
Liberty Tax, Inc. (a)	35,449	372,215
Lincoln Educational Services Corp. (b)	84,172	154,035
National American University Holdings, Inc.	23,237	26,955
Regis Corp. (a)(b)	160,027	2,766,867
Service Corp. International	816,847	29,970,116
ServiceMaster Global Holdings, Inc. (b)	597,720	34,153,721
Sotheby's Class A (Ltd. vtg.) (a)(b)	163,511	8,963,673
Strayer Education, Inc.	46,164	5,045,725
Universal Technical Institute, Inc. (b)	87,539	273,997
Weight Watchers International, Inc. (a)(b)	160,295	12,073,419
Xpresspa Group, Inc. (a)(b)	94,034	38,648
		203,974,820
Hotels, Restaurants & Leisure - 3.5%
ARAMARK Holdings Corp.	1,083,688	42,068,768
Ark Restaurants Corp.	8,457	220,389
Belmond Ltd. Class A (b)	384,579	4,595,719
BFC Financial Corp. Class A	347,741	3,067,076
Biglari Holdings, Inc. (b)	457	488,990
Biglari Holdings, Inc. (a)(b)	4,573	984,064
BJ's Restaurants, Inc.	81,295	4,552,520
Bloomin' Brands, Inc.	400,875	8,506,568
Bojangles', Inc. (a)(b)	82,760	1,224,848
Boyd Gaming Corp.	358,495	13,533,186
Brinker International, Inc.	200,590	8,771,801
Caesars Entertainment Corp. (a)(b)	609,335	7,403,420
Carrols Restaurant Group, Inc. (b)	153,011	1,958,541
Century Casinos, Inc. (b)	119,428	1,013,944
Chanticleer Holdings, Inc. (a)(b)	9,214	27,826
Choice Hotels International, Inc.	164,315	13,202,710
Churchill Downs, Inc. (a)	49,709	14,882,875
Chuy's Holdings, Inc. (a)(b)	82,228	2,421,615
Cracker Barrel Old Country Store, Inc. (a)	106,893	16,751,202
Dave & Buster's Entertainment, Inc. (a)(b)	177,643	7,397,055
Del Frisco's Restaurant Group, Inc. (b)	105,058	1,392,019
Del Taco Restaurants, Inc. (b)	168,480	2,028,499
Denny's Corp. (b)	305,760	4,662,840
DineEquity, Inc. (a)	83,053	5,269,713
Diversified Restaurant Holdings, Inc. (b)	54,865	68,033
Domino's Pizza, Inc.	193,960	48,777,061
Dover Downs Gaming & Entertainment, Inc. (b)	28,631	46,955
Dover Motorsports, Inc.	22,686	47,641
Drive Shack, Inc. (a)(b)	278,628	1,819,441
Dunkin' Brands Group, Inc. (a)	394,262	25,244,596
El Pollo Loco Holdings, Inc. (a)(b)	97,361	1,032,027
Eldorado Resorts, Inc. (a)(b)	266,119	12,028,579
Empire Resorts, Inc. (b)	9,364	212,563
Extended Stay America, Inc. unit	858,421	18,069,762
Famous Dave's of America, Inc. (a)(b)	21,114	144,631
Fiesta Restaurant Group, Inc. (a)(b)	118,712	2,949,993
Flanigans Enterprises, Inc.	1,120	29,506
Full House Resorts, Inc. (b)	34,413	116,660
Gaming Partners International Corp.	1,584	13,464
Golden Entertainment, Inc. (a)(b)	66,026	2,015,114
Good Times Restaurants, Inc. (b)	41,006	135,320
Habit Restaurants, Inc. Class A (a)(b)	106,090	933,592
Hilton Grand Vacations, Inc. (b)	437,193	17,382,794
Hyatt Hotels Corp. Class A	221,595	18,110,959
ILG, Inc.	459,436	15,731,089
Inspired Entertainment, Inc. (b)	66,874	438,025
International Speedway Corp. Class A	111,755	4,660,184
J. Alexanders Holdings, Inc. (b)	59,031	708,372
Jack in the Box, Inc.	131,517	10,609,476
Jamba, Inc. (a)(b)	61,744	614,353
Kona Grill, Inc. (a)(b)	43,155	122,992
Las Vegas Sands Corp.	1,602,188	129,152,375
Lindblad Expeditions Holdings (b)	102,056	1,224,672
Luby's, Inc. (b)	54,955	147,829
Marriott Vacations Worldwide Corp. (a)	103,126	12,399,870
Monarch Casino & Resort, Inc. (b)	52,952	2,358,482
Nathan's Famous, Inc.	14,327	1,225,675
Noodles & Co. (a)(b)	86,399	747,351
Papa John's International, Inc. (a)	111,690	5,735,282
Papa Murphy's Holdings, Inc. (a)(b)	43,281	241,292
Peak Resorts, Inc.	18,903	94,515
Penn National Gaming, Inc. (a)(b)	374,457	12,761,495
Pinnacle Entertainment, Inc. (b)	243,353	8,252,100
Planet Fitness, Inc. (b)	379,585	15,042,954
Playa Hotels & Resorts NV (b)	248,744	2,609,325
PlayAGS, Inc. (a)(b)	74,221	1,879,276
Potbelly Corp. (a)(b)	111,393	1,481,527
Rave Restaurant Group, Inc. (a)(b)	27,514	33,292
RCI Hospitality Holdings, Inc.	40,834	1,304,646
Red Lion Hotels Corp. (b)	96,281	1,049,463
Red Robin Gourmet Burgers, Inc. (a)(b)	59,222	2,981,828
Red Rock Resorts, Inc.	301,209	10,373,638
Ruth's Hospitality Group, Inc.	146,679	3,894,327
Scientific Games Corp. Class A (a)(b)	233,346	13,837,418
SeaWorld Entertainment, Inc. (a)(b)	290,191	5,150,890
Shake Shack, Inc. Class A (a)(b)	79,162	4,719,638
Six Flags Entertainment Corp.	346,499	22,356,115
Sonic Corp. (a)	186,150	4,519,722
Speedway Motorsports, Inc.	53,351	890,962
Texas Roadhouse, Inc. Class A	285,480	17,691,196
The Cheesecake Factory, Inc. (a)	183,437	9,503,871
The ONE Group Hospitality, Inc. (b)	65	153
Town Sports International Holdings, Inc. (b)	98,590	1,123,926
U.S. Foods Holding Corp. (b)	629,022	22,443,505
Vail Resorts, Inc.	179,400	43,197,726
Wendy's Co.	779,789	12,562,401
Wingstop, Inc.	128,314	6,493,972
Wyndham Worldwide Corp.	439,000	47,605,160
Zoe's Kitchen, Inc. (a)(b)	85,967	780,580
		776,357,819
Household Durables - 1.0%
AV Homes, Inc. (a)(b)	49,463	907,646
Bassett Furniture Industries, Inc.	45,391	1,255,061
Beazer Homes U.S.A., Inc. (b)	147,094	2,221,119
Cavco Industries, Inc. (b)	38,060	7,901,256
Century Communities, Inc. (b)	109,477	3,295,258
Comstock Holding Companies, Inc. (b)	5,354	19,167
CSS Industries, Inc.	33,658	543,577
Dixie Group, Inc. (b)	53,047	127,313
Emerson Radio Corp. (b)	24,397	36,352
Ethan Allen Interiors, Inc.	122,327	2,868,568
Flexsteel Industries, Inc.	28,089	1,046,877
GoPro, Inc. Class A (a)(b)	497,631	2,756,876
Green Brick Partners, Inc. (b)	103,995	1,227,141
Hamilton Beach Brands Holding Co. Class A	31,902	894,213
Helen of Troy Ltd. (b)	120,394	10,811,381
Hooker Furniture Corp.	52,315	1,951,350
Hovnanian Enterprises, Inc. Class A (a)(b)	581,482	1,035,038
Installed Building Products, Inc. (b)	92,267	5,595,994
iRobot Corp. (a)(b)	124,987	7,800,439
KB Home	365,917	9,638,254
Koss Corp. (b)	1,389	2,945
La-Z-Boy, Inc.	214,088	6,679,546
LGI Homes, Inc. (a)(b)	80,281	4,889,916
Libbey, Inc. (a)	91,140	593,321
Lifetime Brands, Inc.	49,962	544,586
Live Ventures, Inc. (a)(b)	13,691	169,084
M.D.C. Holdings, Inc.	201,310	6,357,370
M/I Homes, Inc. (b)	129,128	3,587,176
Meritage Homes Corp. (b)	167,482	7,578,561
New Home Co. LLC (b)	57,074	575,877
Nova LifeStyle, Inc. (a)(b)	96,346	179,204
NVR, Inc. (b)	15,197	45,447,236
PICO Holdings, Inc.	106,751	1,179,599
Roku, Inc. Class A (a)	173,904	6,514,444
Skyline Corp.	30,617	971,784
Taylor Morrison Home Corp. (b)	485,787	10,444,421
Tempur Sealy International, Inc. (a)(b)	203,491	9,387,040
Toll Brothers, Inc.	635,192	25,083,732
TopBuild Corp. (a)(b)	158,223	13,282,821
TRI Pointe Homes, Inc. (a)(b)	664,807	11,474,569
Tupperware Brands Corp.	228,014	9,613,070
Turtle Beach Corp. (a)(b)	31,564	549,214
Universal Electronics, Inc. (b)	65,853	1,952,541
Vuzix Corp. (a)(b)	107,860	684,911
William Lyon Homes, Inc. (b)	133,424	3,182,162
Zagg, Inc. (b)	120,643	1,833,774
		234,691,784
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (b)	145,073	1,827,920
Blue Apron Holdings, Inc. Class A (a)	170,370	523,036
CafePress, Inc. (b)	18,875	27,180
Duluth Holdings, Inc. (a)(b)	51,478	892,629
EVINE Live, Inc. (b)	206,333	243,473
FTD Companies, Inc. (b)	73,961	421,578
Gaia, Inc. Class A (b)	64,695	1,229,205
Groupon, Inc. (a)(b)	1,741,845	8,378,274
Lands' End, Inc. (a)(b)	81,251	1,604,707
Liberty Expedia Holdings, Inc. (b)	237,560	10,312,480
Liberty Interactive Corp. QVC Group Series A (b)	2,091,170	42,513,486
Liberty TripAdvisor Holdings, Inc. (b)	317,071	4,645,090
NutriSystem, Inc. (a)	134,203	5,005,772
Overstock.com, Inc. (a)(b)	89,024	2,975,627
PetMed Express, Inc. (a)	92,301	3,320,067
Shutterfly, Inc. (a)(b)	143,690	13,526,977
U.S. Auto Parts Network, Inc. (b)	62,757	107,314
Wayfair LLC Class A (a)(b)	183,204	16,918,889
		114,473,704
Leisure Products - 0.4%
American Outdoor Brands Corp. (a)(b)	238,806	3,006,568
Brunswick Corp.	384,600	24,460,560
Callaway Golf Co.	417,114	7,900,139
Clarus Corp. (b)	93,828	689,636
Escalade, Inc.	33,614	484,042
JAKKS Pacific, Inc. (a)(b)	86,518	233,599
Johnson Outdoors, Inc. Class A	25,505	1,935,319
Malibu Boats, Inc. Class A (b)	91,166	3,909,198
Marine Products Corp.	25,214	423,847
MCBC Holdings, Inc. (b)	82,259	2,425,818
Nautilus, Inc. (b)	142,013	2,123,094
Polaris Industries, Inc.	259,747	29,065,689
Sturm, Ruger & Co., Inc. (a)	80,609	4,937,301
Summer Infant, Inc. (b)	37,416	46,770
Vista Outdoor, Inc. (a)(b)	251,298	4,256,988
		85,898,568
Media - 2.6%
A.H. Belo Corp. Class A	70,842	336,500
Alliance MMA, Inc. (a)(b)	31,107	11,354
AMC Entertainment Holdings, Inc. Class A (a)	233,263	3,452,292
AMC Networks, Inc. Class A (a)(b)	217,004	12,406,119
Ballantyne of Omaha, Inc. (b)	47,765	254,353
Beasley Broadcast Group, Inc. Class A	8,569	96,830
Cable One, Inc.	20,389	13,237,354
Central European Media Enterprises Ltd. Class A (a)(b)	437,460	1,662,348
Cinedigm Corp. (a)(b)	23,731	38,207
Cinemark Holdings, Inc.	464,136	15,673,873
Clear Channel Outdoor Holding, Inc. Class A	153,163	666,259
Daily Journal Corp. (a)(b)	4,313	974,738
E.W. Scripps Co. Class A	235,451	2,940,783
Emmis Communications Corp. Class A (b)	24,761	133,957
Entercom Communications Corp. Class A (a)	607,764	4,163,183
Entravision Communication Corp. Class A	281,006	1,124,024
Fluent, Inc. (a)(b)	182,373	510,644
Gannett Co., Inc. (a)	514,479	5,438,043
GCI Liberty, Inc. (b)	432,162	18,064,372
Global Eagle Entertainment, Inc. (a)(b)	223,324	504,712
Gray Television, Inc. (b)	335,576	3,691,336
Harte-Hanks, Inc. (b)	20,540	223,681
Hemisphere Media Group, Inc. (b)	94,669	1,150,228
Insignia Systems, Inc. (b)	22,896	41,900
John Wiley & Sons, Inc. Class A	212,779	14,426,416
Lee Enterprises, Inc. (a)(b)	197,525	503,689
Liberty Broadband Corp.:
Class A (a)(b)	148,672	10,152,811
Class C (b)	644,444	44,382,858
Liberty Global PLC:
Class A (b)	950,148	27,088,719
Class C (b)	2,696,269	74,632,726
Liberty Latin America Ltd. (b)	532,420	11,436,382
Liberty Latin America Ltd. Class A (a)(b)	195,971	4,246,692
Liberty Media Corp.:
Liberty Braves Class A (b)	50,975	1,272,336
Liberty Braves Class C (b)	151,550	3,785,719
Liberty Formula One Group Series C (a)(b)	895,781	28,288,764
Liberty Media Class A (a)(b)	107,303	3,248,062
Liberty SiriusXM Series A (b)	444,601	20,562,796
Liberty SiriusXM Series C (b)	678,097	31,321,300
Lions Gate Entertainment Corp.:
Class A (a)	251,939	5,837,427
Class B	534,582	11,669,925
Live Nation Entertainment, Inc. (a)(b)	624,863	26,637,910
Loral Space & Communications Ltd. (a)(b)	55,105	2,116,032
Marcus Corp.	86,560	2,730,968
Meredith Corp.	169,145	8,516,451
MSG Network, Inc. Class A (a)(b)	286,938	5,537,903
National CineMedia, Inc. (a)	276,368	2,047,887
New Media Investment Group, Inc.	262,338	4,381,045
Nexstar Broadcasting Group, Inc. Class A (a)	194,550	12,898,665
NTN Communications, Inc. (a)(b)	21,179	87,046
Reading International, Inc. Class A (b)	96,762	1,513,358
RLJ Entertainment, Inc. (b)	85,916	388,340
Saga Communications, Inc. Class A	17,390	673,863
Salem Communications Corp. Class A	38,916	147,881
Scholastic Corp.	123,800	5,569,762
Sinclair Broadcast Group, Inc. Class A	327,919	8,984,981
Sirius XM Holdings, Inc. (a)	6,538,161	46,420,943
Social Reality, Inc. (a)(b)	35,322	131,751
SPAR Group, Inc. (a)(b)	145,742	180,720
Tegna, Inc.	944,252	9,791,893
The Madison Square Garden Co. (b)	71,493	18,734,026
The McClatchy Co. Class A (a)(b)	20,839	214,225
The New York Times Co. Class A (a)	552,872	12,577,838
Townsquare Media, Inc. (a)	40,471	252,134
Tribune Media Co. Class A	307,099	11,018,712
tronc, Inc. (b)	120,509	1,932,964
Urban One, Inc. Class D (non-vtg.) (b)	114,506	234,737
World Wrestling Entertainment, Inc. Class A (a)	185,286	10,726,207
		574,101,954
Multiline Retail - 0.1%
Big Lots, Inc. (a)	182,362	7,460,429
Dillard's, Inc. Class A (a)	91,580	7,457,359
Fred's, Inc. Class A (a)	148,273	209,065
JC Penney Corp., Inc. (a)(b)	1,335,725	3,232,455
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	220,206	15,568,564
Sears Holdings Corp. (a)(b)	140,214	394,001
Tuesday Morning Corp. (a)(b)	195,077	516,954
		34,838,827
Specialty Retail - 1.7%
Aaron's, Inc. Class A	271,667	10,806,913
Abercrombie & Fitch Co. Class A	303,301	7,233,729
America's Car Mart, Inc. (b)	32,877	2,051,525
American Eagle Outfitters, Inc. (a)	731,020	16,228,644
Appliance Recycling Centers of America, Inc. (b)	2,967	2,314
Armstrong Flooring, Inc. (b)	109,555	1,435,171
Asbury Automotive Group, Inc. (b)	81,261	5,651,703
Ascena Retail Group, Inc. (a)(b)	736,486	2,400,944
AutoNation, Inc. (a)(b)	265,635	12,128,894
Barnes & Noble Education, Inc. (b)	156,009	989,097
Barnes & Noble, Inc.	244,408	1,429,787
Bed Bath & Beyond, Inc. (a)	621,375	11,284,170
Big 5 Sporting Goods Corp. (a)	77,948	639,174
Boot Barn Holdings, Inc. (a)(b)	82,162	1,945,596
Build-A-Bear Workshop, Inc. (b)	62,129	497,032
Burlington Stores, Inc. (b)	304,222	44,492,468
Caleres, Inc.	190,445	6,753,180
Camping World Holdings, Inc. (a)	132,643	2,520,217
Cars.com, Inc. (a)	310,000	7,960,800
Chico's FAS, Inc. (a)	580,288	4,909,236
Christopher & Banks Corp. (a)(b)	142,357	119,409
Citi Trends, Inc.	69,557	2,087,406
Conn's, Inc. (a)(b)	117,866	2,728,598
Destination Maternity Corp. (a)(b)	47,814	151,570
Destination XL Group, Inc. (a)(b)	165,015	280,526
DGSE Companies, Inc. (b)	6,929	5,612
Dick's Sporting Goods, Inc.	364,585	13,343,811
DSW, Inc. Class A (a)	313,027	7,475,085
Express, Inc. (a)(b)	356,884	3,037,083
Finish Line, Inc. Class A (a)	173,876	2,366,452
Five Below, Inc. (a)(b)	241,023	17,042,736
Floor & Decor Holdings, Inc. Class A (a)(b)	141,914	6,669,958
Francesca's Holdings Corp. (a)(b)	164,101	969,837
GameStop Corp. Class A (a)	436,723	5,764,744
Genesco, Inc. (a)(b)	88,725	3,877,283
GNC Holdings, Inc. Class A (a)(b)	311,587	997,078
Group 1 Automotive, Inc.	86,339	6,066,178
Guess?, Inc. (a)	272,830	5,347,468
Haverty Furniture Companies, Inc.	84,810	1,696,200
Hibbett Sports, Inc. (a)(b)	86,934	2,299,404
InfoSonics Corp. (a)(b)	1,677	5,048
Kirkland's, Inc. (a)(b)	64,776	831,076
Lithia Motors, Inc. Class A (sub. vtg.) (a)	106,249	10,385,840
Lumber Liquidators Holdings, Inc. (a)(b)	125,749	2,660,849
MarineMax, Inc. (a)(b)	99,981	2,344,554
Michaels Companies, Inc. (b)	481,990	8,849,336
Monro, Inc.	145,692	8,173,321
Murphy U.S.A., Inc. (a)(b)	141,450	9,443,202
New York & Co., Inc. (a)(b)	123,907	515,453
Office Depot, Inc.	2,314,781	5,462,883
Party City Holdco, Inc. (a)(b)	147,452	2,167,544
Penske Automotive Group, Inc.	166,966	8,039,413
Pier 1 Imports, Inc. (a)	336,151	800,039
Rent-A-Center, Inc. (a)	229,748	2,180,309
RH (a)(b)	83,279	8,138,857
Sally Beauty Holdings, Inc. (a)(b)	570,798	8,641,882
Sears Hometown & Outlet Stores, Inc. (a)(b)	48,309	115,942
Shoe Carnival, Inc. (a)	49,855	1,605,830
Signet Jewelers Ltd. (a)	274,000	11,782,000
Sleep Number Corp. (a)(b)	173,444	4,851,229
Sonic Automotive, Inc. Class A (sub. vtg.)	108,440	2,309,772
Sportsman's Warehouse Holdings, Inc. (a)(b)	167,230	866,251
Stage Stores, Inc. (a)	128,267	332,212
Stein Mart, Inc. (a)(b)	120,516	348,291
Tailored Brands, Inc. (a)	222,120	7,287,757
Tandy Leather Factory, Inc. (b)	3,074	22,594
The Buckle, Inc. (a)	134,493	3,395,948
The Cato Corp. Class A (sub. vtg.)	111,693	2,549,951
The Children's Place Retail Stores, Inc.	75,392	9,706,720
The Container Store Group, Inc. (a)(b)	75,281	576,652
Tile Shop Holdings, Inc.	146,904	1,057,709
Tilly's, Inc.	54,153	745,145
Trans World Entertainment Corp. (b)	29,120	32,032
Urban Outfitters, Inc. (a)(b)	348,443	14,474,322
Vitamin Shoppe, Inc. (a)(b)	110,328	562,673
Williams-Sonoma, Inc. (a)	338,101	18,720,652
Winmark Corp.	8,782	1,257,582
Zumiez, Inc. (a)(b)	83,973	2,036,345
		386,964,247
Textiles, Apparel & Luxury Goods - 0.9%
Cadence Bancorp	120,621	3,523,339
Carter's, Inc.	205,824	22,436,874
Charles & Colvard Ltd. (a)(b)	45,090	51,403
Cherokee, Inc. (a)(b)	51,314	40,025
Columbia Sportswear Co.	137,204	11,951,840
Crocs, Inc. (a)(b)	323,197	5,765,834
Crown Crafts, Inc.	2,227	12,805
Culp, Inc.	41,594	1,291,494
Deckers Outdoor Corp. (b)	140,381	15,885,514
Delta Apparel, Inc. (b)	25,490	480,232
Differential Brands Group, Inc. (b)	22,419	19,009
Emerald Expositions Events, Inc.	105,195	2,151,238
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	28,611
Fossil Group, Inc. (a)(b)	194,100	4,246,908
G-III Apparel Group Ltd. (b)	185,691	7,780,453
Iconix Brand Group, Inc. (a)(b)	274,433	175,637
J.Jill, Inc. (a)(b)	85,367	669,277
Lakeland Industries, Inc. (a)(b)	24,535	350,851
lululemon athletica, Inc. (b)	419,090	44,025,405
Movado Group, Inc.	71,824	3,526,558
Naked Brand Group, Inc. (a)(b)	34,817	49,092
Newmark Group, Inc.	505,477	6,788,556
Oxford Industries, Inc.	78,189	6,452,156
Perry Ellis International, Inc. (b)	61,096	1,680,140
PetIQ, Inc. Class A (a)	29,585	566,553
Rocky Brands, Inc.	31,680	893,376
Sequential Brands Group, Inc. (a)(b)	184,989	381,077
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	610,148	17,730,901
Steven Madden Ltd.	235,735	12,458,595
Stitch Fix, Inc. (a)(b)	49,100	931,918
Superior Group of Companies, Inc.	30,551	722,531
Switch, Inc. Class A (a)	157,300	1,963,104
TPG RE Finance Trust, Inc.	69,738	1,424,050
Unifi, Inc. (b)	76,721	2,417,479
Vera Bradley, Inc. (a)(b)	96,199	1,120,718
Vince Holding Corp. (a)(b)	10,506	117,877
Wolverine World Wide, Inc.	422,919	14,180,474
		194,291,904

TOTAL CONSUMER DISCRETIONARY		3,139,644,090

CONSUMER STAPLES - 2.7%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (b)	39,293	9,974,528
Castle Brands, Inc. (a)(b)	356,392	452,618
Celsius Holdings, Inc. (a)(b)	63,452	292,514
Coca-Cola Bottling Co. Consolidated (a)	20,918	2,665,162
Craft Brew Alliance, Inc. (b)	39,325	772,736
MGP Ingredients, Inc. (a)	57,126	5,058,507
National Beverage Corp. (a)	51,760	4,879,933
New Age Beverages Corp. (a)(b)	91,718	164,175
Primo Water Corp. (b)	117,562	1,996,203
REED'S, Inc. (a)(b)	71,901	197,728
		26,454,104
Food & Staples Retailing - 0.5%
Andersons, Inc.	121,250	3,916,375
Casey's General Stores, Inc. (a)	167,344	16,198,899
Chefs' Warehouse Holdings (a)(b)	91,247	2,481,918
Ingles Markets, Inc. Class A	63,051	1,809,564
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,822	440,210
Performance Food Group Co. (b)	376,198	13,449,079
PriceSmart, Inc. (a)	104,263	8,825,863
Rite Aid Corp. (a)(b)	4,783,185	7,653,096
Smart & Final Stores, Inc. (b)	132,210	608,166
SpartanNash Co.	166,314	4,117,935
Sprouts Farmers Market LLC (a)(b)	548,325	11,898,653
SUPERVALU, Inc. (a)(b)	168,596	3,117,340
United Natural Foods, Inc. (a)(b)	226,117	10,306,413
Village Super Market, Inc. Class A	36,569	1,061,964
Weis Markets, Inc. (a)	76,401	4,166,147
Welbilt, Inc. (a)(b)	619,869	12,068,849
		102,120,471
Food Products - 1.4%
Alico, Inc.	12,666	397,712
Arcadia Biosciences, Inc. (a)(b)	2,266	26,036
B&G Foods, Inc. Class A (a)	293,722	8,268,274
Bunge Ltd.	621,693	43,238,748
Cal-Maine Foods, Inc. (b)	134,701	6,472,383
Calavo Growers, Inc. (a)	71,364	6,280,032
Coffee Holding Co., Inc. (b)	18,940	79,927
Darling International, Inc. (b)	741,613	13,934,908
Dean Foods Co.	410,730	3,930,686
Farmer Brothers Co. (a)(b)	51,408	1,501,114
Flowers Foods, Inc.	824,689	16,741,187
Fresh Del Monte Produce, Inc.	153,658	6,900,781
Freshpet, Inc. (a)(b)	113,219	2,581,393
Hostess Brands, Inc. Class A (a)(b)	359,610	4,901,484
Ingredion, Inc.	320,389	35,688,131
J&J Snack Foods Corp.	68,264	9,667,548
John B. Sanfilippo & Son, Inc.	39,021	2,646,404
Lamb Weston Holdings, Inc.	645,802	41,169,878
Lancaster Colony Corp.	87,195	10,995,290
Landec Corp. (b)	116,866	1,647,811
Lifeway Foods, Inc. (b)	27,446	139,975
Limoneira Co.	47,312	1,145,897
Pilgrim's Pride Corp. (a)(b)	230,703	4,496,401
Pinnacle Foods, Inc.	520,040	33,251,358
Post Holdings, Inc. (a)(b)	290,342	22,318,590
RiceBran Technologies (b)	32,203	51,847
Rocky Mountain Chocolate Factory, Inc.	3,001	33,581
S&W Seed Co. (a)(b)	44,806	154,581
Sanderson Farms, Inc. (a)	87,851	8,598,856
Seaboard Corp.	1,198	4,881,862
Seneca Foods Corp. Class A (a)(b)	30,121	816,279
The Hain Celestial Group, Inc. (a)(b)	465,107	11,869,531
The Simply Good Foods Co. (a)	244,293	3,236,882
Tootsie Roll Industries, Inc. (a)	91,984	2,676,734
TreeHouse Foods, Inc. (a)(b)	250,906	12,020,906
		322,763,007
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	207,971	7,904,978
Energizer Holdings, Inc.	264,403	16,059,838
Funko, Inc. (b)	39,428	391,914
HRG Group, Inc. (a)(b)	665,285	8,435,814
Ocean Bio-Chem, Inc.	26,292	93,337
Oil-Dri Corp. of America	22,679	882,440
Orchids Paper Products Co. (a)(b)	40,696	161,970
Spectrum Brands Holdings, Inc. (a)	102,963	8,205,121
WD-40 Co. (a)	62,119	8,544,468
		50,679,880
Personal Products - 0.4%
Avon Products, Inc. (a)(b)	2,014,978	3,626,960
CCA Industries, Inc. (b)	3,083	9,249
Cyanotech Corp. (b)	3,808	14,851
Edgewell Personal Care Co. (a)(b)	241,185	10,544,608
elf Beauty, Inc. (a)(b)	94,232	1,776,273
Herbalife Nutrition Ltd. (a)(b)	543,750	27,606,188
Inter Parfums, Inc.	80,161	4,272,581
LifeVantage Corp. (b)	58,439	279,338
Mannatech, Inc.	4,519	95,351
MediFast, Inc.	49,586	7,263,853
MYOS Corp. (a)(b)	849	1,172
Natural Alternatives International, Inc. (a)(b)	20,104	220,139
Natural Health Trends Corp. (a)	30,893	680,882
Nature's Sunshine Products, Inc. (b)	31,943	289,084
Nu Skin Enterprises, Inc. Class A	246,832	20,213,072
Reliv International, Inc. (b)	1,527	7,101
Revlon, Inc. (a)(b)	48,893	843,404
United-Guardian, Inc.	6,016	115,206
USANA Health Sciences, Inc. (b)	50,628	5,923,476
Veru, Inc. (a)(b)	72,631	151,072
		83,933,860
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	469,061	994,409
Alliance One International, Inc. (b)	33,481	699,753
Turning Point Brands, Inc.	29,381	795,637
Universal Corp.	115,197	7,620,282
Vector Group Ltd. (a)	482,423	9,359,006
		19,469,087

TOTAL CONSUMER STAPLES		605,420,409

ENERGY - 4.8%
Energy Equipment & Services - 1.2%
ACM Research, Inc. (b)	5,539	70,401
Archrock, Inc.	570,707	6,591,666
Aspen Aerogels, Inc. (b)	85,012	426,760
Basic Energy Services, Inc. (a)(b)	100,658	1,329,692
Bristow Group, Inc. (a)	142,536	1,686,201
C&J Energy Services, Inc. (b)	281,497	7,577,899
Carbo Ceramics, Inc. (a)(b)	110,815	1,066,040
Core Laboratories NV (a)	193,563	24,036,653
Dawson Geophysical Co.	88,539	628,627
Diamond Offshore Drilling, Inc. (a)(b)	286,608	5,204,801
Dril-Quip, Inc. (a)(b)	173,276	8,325,912
EcoStim Energy Solutions, Inc. (a)(b)	45,860	39,440
ENGlobal Corp. (b)	49,530	54,978
Ensco PLC Class A	1,894,663	12,315,310
Enservco Corp. (a)(b)	77,749	103,406
Era Group, Inc. (b)	75,717	979,021
Exterran Corp. (b)	145,701	4,015,520
Fairmount Santrol Holidings, Inc. (a)(b)	671,947	3,783,062
Forum Energy Technologies, Inc. (a)(b)	327,259	4,630,715
Frank's International NV (a)	285,074	2,103,846
FTS International, Inc. (b)	87,500	1,657,250
Geospace Technologies Corp. (a)(b)	62,538	693,546
Gulf Island Fabrication, Inc.	51,115	536,708
Helix Energy Solutions Group, Inc. (b)	649,640	4,937,264
Hornbeck Offshore Services, Inc. (a)(b)	148,293	489,367
Independence Contract Drilling, Inc. (b)	127,230	542,000
ION Geophysical Corp. (a)(b)	43,534	1,066,583
Key Energy Services, Inc. (a)(b)	47,309	800,941
Liberty Oilfield Services, Inc. Class A (a)(b)	47,700	1,014,102
Mammoth Energy Services, Inc. (a)(b)	54,380	2,053,389
Matrix Service Co. (b)	124,461	2,414,543
McDermott International, Inc. (a)(b)	758,203	16,501,003
Mitcham Industries, Inc. (b)	40,926	164,113
Nabors Industries Ltd.	1,554,836	11,614,625
Natural Gas Services Group, Inc. (b)	52,753	1,215,957
NCS Multistage Holdings, Inc. (a)(b)	47,450	722,189
Newpark Resources, Inc. (a)(b)	403,139	4,374,058
Noble Corp. (a)(b)	1,084,172	6,027,996
Oceaneering International, Inc. (a)	436,138	10,393,169
Oil States International, Inc. (a)(b)	271,009	9,593,719
Parker Drilling Co. (a)(b)	571,982	251,672
Patterson-UTI Energy, Inc.	970,750	20,075,110
PHI, Inc. (non-vtg.) (b)	46,438	529,393
Pioneer Energy Services Corp. (b)	364,128	2,002,704
Profire Energy, Inc. (b)	113,356	530,506
Quintana Energy Services, Inc. (a)(b)	67,200	570,528
Ranger Energy Services, Inc. Class A (a)	21,054	206,329
RigNet, Inc. (b)	52,479	621,876
Rowan Companies PLC (a)(b)	492,343	7,680,551
RPC, Inc. (a)	264,838	4,348,640
SAExploration Holdings, Inc.:
warrants 7/27/21 (b)(c)	42	0
warrants 7/27/21 (b)(c)	42	1
SEACOR Holdings, Inc. (b)	76,124	3,975,957
SEACOR Marine Holdings, Inc. (a)	70,798	1,662,337
Smart Sand, Inc. (a)(b)	101,936	623,848
Solaris Oilfield Infrastructure, Inc. Class A (a)	90,825	1,402,338
Superior Energy Services, Inc. (a)(b)	699,229	7,642,573
Synthesis Energy Systems, Inc. (a)(b)	30,883	100,061
TETRA Technologies, Inc. (b)	579,648	2,446,115
Tidewater, Inc. (b)	97,490	2,824,285
Transocean Ltd. (United States) (a)(b)	1,952,690	24,701,529
U.S. Silica Holdings, Inc. (a)	358,072	11,075,167
Unit Corp. (b)	236,049	5,155,310
Weatherford International PLC (a)(b)	4,399,195	14,913,271
		275,122,573
Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corp. (b)	765,347	2,066,437
Adams Resources & Energy, Inc.	9,909	437,681
Aemetis, Inc. (b)	44,295	70,429
Alta Mesa Resources, Inc. Class A (a)(b)	466,000	3,131,520
Amyris, Inc. (a)(b)	134,404	694,869
Antero Resources Corp. (a)(b)	942,494	18,011,060
Approach Resources, Inc. (a)(b)	211,859	637,696
Arch Coal, Inc.	106,552	8,754,312
Barnwell Industries, Inc. (b)	11,298	18,416
Bonanza Creek Energy, Inc.	89,749	3,300,968
California Resources Corp. (a)(b)	182,853	6,718,019
Callon Petroleum Co. (a)(b)	888,249	10,516,868
Carrizo Oil & Gas, Inc. (a)(b)	334,669	8,453,739
Centennial Resource Development, Inc. Class A (a)(b)	763,211	13,432,514
Centrus Energy Corp. Class A (a)(b)	22,164	78,682
Cheniere Energy, Inc. (b)	890,715	59,339,433
Chesapeake Energy Corp. (a)(b)	4,110,000	18,371,700
Clean Energy Fuels Corp. (b)	611,159	1,931,262
Cloud Peak Energy, Inc.(b)	350,207	1,267,749
CNX Resources Corp. (b)	907,723	14,668,804
Comstock Resources, Inc. (a)(b)	59,844	688,206
CONSOL Energy, Inc. (a)(b)	112,314	4,948,555
Contango Oil & Gas Co. (a)(b)	88,353	397,589
Continental Resources, Inc. (a)(b)	382,439	25,753,442
CVR Energy, Inc. (a)	67,664	2,552,963
Delek U.S. Holdings, Inc. (a)	342,483	19,103,702
Denbury Resources, Inc. (a)(b)	1,783,970	7,581,873
Diamondback Energy, Inc.	432,222	52,195,129
Dorian Lpg Ltd. (b)	135,405	1,094,072
Earthstone Energy, Inc. (b)	108,072	955,356
Eclipse Resources Corp. (b)	474,858	769,270
Energen Corp. (b)	428,230	29,051,123
Energy XXI Gulf Coast, Inc. (b)	141,118	1,061,207
EP Energy Corp. (a)(b)	194,327	563,548
Evolution Petroleum Corp.	131,930	1,253,335
Extraction Oil & Gas, Inc. (a)(b)	543,715	9,221,406
Gastar Exploration, Inc. (a)(b)	765,403	505,166
Gener8 Maritime, Inc. (b)	367,090	2,452,161
Gevo, Inc. (a)(b)	23,949	5,654
Goodrich Petroleum Corp. (b)	27,665	358,815
Green Plains, Inc.	167,214	3,570,019
Gulfport Energy Corp. (a)(b)	717,152	7,967,559
Halcon Resources Corp. (a)(b)	708,777	3,430,481
Hallador Energy Co.	78,379	587,059
Highpoint Resources, Inc. (a)(b)	443,093	3,163,684
HollyFrontier Corp.	782,514	60,394,431
Houston American Energy Corp. (a)(b)	98,796	24,403
International Seaways, Inc. (b)	134,191	2,804,592
Isramco, Inc. (b)	3,497	393,063
Jagged Peak Energy, Inc. (a)(b)	152,260	1,834,733
Jones Energy, Inc. (a)(b)	301,130	159,509
Kosmos Energy Ltd. (a)(b)	1,024,087	7,957,156
Laredo Petroleum, Inc. (a)(b)	581,735	5,398,501
Lilis Energy, Inc. (a)(b)	199,058	1,182,405
Lonestar Resources U.S., Inc. (b)	96,776	681,303
Matador Resources Co. (b)	458,934	12,882,277
Mexco Energy Corp. (b)	2,119	11,782
Midstates Petroleum Co., Inc. (b)	110,969	1,462,571
Murphy Oil Corp. (a)	707,448	21,754,026
NACCO Industries, Inc. Class A	20,539	787,671
Nextdecade Corp. (a)(b)	58,634	399,884
Nine Energy Service, Inc. (b)	38,900	1,354,498
Northern Oil & Gas, Inc. (a)(b)	469,445	1,272,196
Oasis Petroleum, Inc. (a)(b)	1,186,965	15,466,154
Overseas Shipholding Group, Inc. (b)	203,430	740,485
Pacific Ethanol, Inc. (b)	157,436	527,411
Panhandle Royalty Co. Class A	86,152	1,796,269
Par Pacific Holdings, Inc. (b)	120,273	2,142,062
Parsley Energy, Inc. Class A (b)	1,110,125	32,726,485
PBF Energy, Inc. Class A	481,823	22,732,409
PDC Energy, Inc. (a)(b)	289,521	17,513,125
Peabody Energy Corp.	462,401	20,008,091
Pedevco Corp. (b)	6,185	1,890
Penn Virginia Corp. (b)	63,894	4,406,130
PrimeEnergy Corp. (b)	4,530	299,660
QEP Resources, Inc. (b)	1,061,783	12,836,956
Ramaco Resources, Inc. (a)(b)	23,661	191,181
Renewable Energy Group, Inc. (a)(b)	153,608	2,741,903
Resolute Energy Corp. (a)(b)	84,842	3,025,466
Rex American Resources Corp. (b)	26,148	1,987,771
Ring Energy, Inc. (a)(b)	251,551	3,473,919
RSP Permian, Inc. (b)	550,483	24,078,126
Sanchez Energy Corp. (a)(b)	338,892	1,335,234
SandRidge Energy, Inc. (b)	163,478	2,376,970
SemGroup Corp. Class A (a)	294,987	7,463,171
SilverBow Resources, Inc. (b)	23,761	683,366
SM Energy Co. (a)	455,589	11,936,432
Southwestern Energy Co. (a)(b)	2,252,583	10,654,718
Src Energy, Inc. (a)(b)	1,066,365	13,798,763
Talos Energy, Inc. (a)(b)	92,375	2,967,085
Targa Resources Corp.	963,020	46,831,663
Tellurian, Inc. (a)(b)	287,653	3,218,837
Tengasco, Inc. (b)	73,015	51,841
Torchlight Energy Resources, Inc. (a)(b)	219,829	279,183
TransAtlantic Petroleum Ltd. (a)(b)	79,564	130,485
U.S. Energy Corp. (a)(b)	16,587	21,231
Ultra Petroleum Corp. (a)(b)	854,072	1,520,248
Uranium Energy Corp. (a)(b)	640,353	960,530
VAALCO Energy, Inc. (b)	275,371	614,077
Vertex Energy, Inc. (b)	54,529	55,074
W&T Offshore, Inc. (b)	438,503	3,003,746
Westwater Resources, Inc. (a)(b)	151,823	56,387
Whiting Petroleum Corp. (b)	397,910	20,858,442
WildHorse Resource Development Corp. (a)(b)	105,019	2,820,810
World Fuel Services Corp.	302,651	6,319,353
WPX Energy, Inc. (a)(b)	1,750,304	31,873,036
Yuma Energy, Inc. (a)(b)	5,304	2,124
Zion Oil & Gas, Inc. (a)(b)	227,971	811,577
Zion Oil & Gas, Inc. rights 5/31/18 (a)(b)(d)	22,797	52,433
		809,280,842

TOTAL ENERGY		1,084,403,415

FINANCIALS - 16.6%
Banks - 7.2%
1st Constitution Bancorp	42,103	905,215
1st Source Corp.	82,536	4,389,264
Access National Corp.	63,466	1,817,032
ACNB Corp.	17,139	539,879
Allegiance Bancshares, Inc. (a)(b)	49,520	2,156,596
American National Bankshares, Inc.	28,161	1,117,992
American River Bankshares	8,231	128,404
Ameris Bancorp	197,171	10,982,425
AmeriServ Financial, Inc.	14,728	62,594
Ames National Corp.	27,281	825,250
Anchor Bancorp (b)	8,039	204,995
Arrow Financial Corp.	51,520	1,926,848
Associated Banc-Corp.	750,845	20,723,322
Atlantic Capital Bancshares, Inc. (b)	113,198	2,377,158
Auburn National Bancorp., Inc.	3,534	151,255
Banc of California, Inc.	187,352	3,634,629
BancFirst Corp.	75,734	4,525,107
Bancorp, Inc., Delaware (b)	253,910	2,874,261
BancorpSouth Bank	364,939	12,225,457
Bank of Commerce Holdings	98,321	1,170,020
Bank of Hawaii Corp.	189,608	16,103,407
Bank of Marin Bancorp	24,262	1,880,305
Bank of South Carolina Corp.	11,294	222,492
Bank of the Ozarks, Inc. (a)	531,993	25,290,947
BankUnited, Inc.	467,267	19,704,649
Bankwell Financial Group, Inc.	40,974	1,269,784
Banner Corp.	148,258	8,888,067
Bar Harbor Bankshares	72,615	2,188,616
BCB Bancorp, Inc.	55,365	863,694
Berkshire Hills Bancorp, Inc.	171,589	6,743,448
Blue Hills Bancorp, Inc.	129,745	2,646,798
BOK Financial Corp.	113,609	11,468,829
Boston Private Financial Holdings, Inc.	395,878	6,729,926
Bridge Bancorp, Inc.	80,834	2,986,816
Brookline Bancorp, Inc., Delaware	346,551	6,307,228
Bryn Mawr Bank Corp.	85,920	4,033,944
Byline Bancorp, Inc.	29,908	646,611
C & F Financial Corp.	11,407	688,983
Cambridge Bancorp	5,125	432,038
Camden National Corp.	73,144	3,344,144
Capital City Bank Group, Inc.	62,630	1,411,680
Capstar Financial Holdings, Inc. (a)(b)	26,127	529,072
Carolina Financial Corp.	75,533	3,306,079
Cathay General Bancorp	328,046	13,840,261
CB Financial Services, Inc.	34,610	1,178,471
CBTX, Inc.	8,241	244,016
Centerstate Banks of Florida, Inc.	299,561	9,211,501
Central Pacific Financial Corp.	137,108	4,036,460
Central Valley Community Bancorp	61,456	1,318,846
Century Bancorp, Inc. Class A (non-vtg.)	8,372	668,923
Chemical Financial Corp.	313,725	17,606,247
Chemung Financial Corp.	14,797	776,843
CIT Group, Inc. (a)	591,454	29,531,298
Citizens & Northern Corp.	49,346	1,261,777
Citizens First Corp.	14,760	384,350
Citizens Holding Co.	12,650	284,625
City Holding Co.	75,888	5,637,720
Civista Bancshares, Inc.	34,892	845,433
CNB Financial Corp., Pennsylvania	61,173	1,859,047
CoBiz, Inc.	220,514	4,921,872
Codorus Valley Bancorp, Inc.	34,938	1,048,140
Colony Bankcorp, Inc.	4,518	71,610
Columbia Banking Systems, Inc.	327,723	13,934,782
Commerce Bancshares, Inc.	411,720	26,588,878
Community Bank System, Inc.	229,368	13,734,556
Community Bankers Trust Corp. (b)	171,891	1,675,937
Community Financial Corp.	16,726	615,350
Community Trust Bancorp, Inc.	84,178	4,297,287
ConnectOne Bancorp, Inc.	135,440	3,555,300
County Bancorp, Inc.	25,129	692,807
Cullen/Frost Bankers, Inc.	266,558	30,448,920
Customers Bancorp, Inc. (b)	133,854	4,057,115
CVB Financial Corp. (a)	459,319	10,651,608
DNB Financial Corp. (a)	4,951	178,484
Eagle Bancorp, Inc. (b)	141,344	8,558,379
East West Bancorp, Inc.	633,014	43,981,813
Enterprise Bancorp, Inc.	37,217	1,492,402
Enterprise Financial Services Corp.	105,839	5,778,809
Equity Bancshares, Inc. (b)	57,020	2,269,966
Evans Bancorp, Inc.	17,239	802,475
Farmers & Merchants Bancorp, Inc.	29,551	1,221,934
Farmers Capital Bank Corp.	34,947	1,853,938
Farmers National Banc Corp.	109,961	1,737,384
FCB Financial Holdings, Inc. Class A (b)	195,326	11,905,120
Fidelity Southern Corp.	97,915	2,391,084
Financial Institutions, Inc.	63,631	2,026,647
First Bancorp, North Carolina	137,059	5,703,025
First Bancorp, Puerto Rico (b)	807,302	6,256,591
First Bancshares, Inc.	44,844	1,540,391
First Bank Hamilton New Jersey	51,342	698,251
First Busey Corp.	196,482	6,309,037
First Business Finance Services, Inc.	37,553	971,872
First Citizen Bancshares, Inc.	38,653	16,979,876
First Commonwealth Financial Corp.	453,163	7,110,127
First Community Bancshares, Inc.	65,716	2,263,916
First Community Corp.	50,202	1,177,237
First Connecticut Bancorp, Inc.	63,853	1,637,829
First Financial Bancorp, Ohio	436,620	13,731,699
First Financial Bankshares, Inc. (a)	309,741	16,292,377
First Financial Corp., Indiana	56,581	2,466,932
First Financial Northwest, Inc.	38,725	673,041
First Foundation, Inc. (b)	140,403	2,722,414
First Hawaiian, Inc.	315,655	9,242,378
First Horizon National Corp.	1,403,728	26,025,117
First Internet Bancorp	38,971	1,375,676
First Interstate Bancsystem, Inc.	106,677	4,656,451
First Merchants Corp.	189,960	8,641,280
First Mid-Illinois Bancshares, Inc.	32,501	1,217,487
First Midwest Bancorp, Inc., Delaware	455,826	11,974,549
First Northwest Bancorp (b)	29,480	480,819
First of Long Island Corp.	98,527	2,512,439
First Republic Bank	695,738	69,295,505
First United Corp.	16,427	336,754
Flushing Financial Corp.	128,655	3,433,802
FNB Corp., Pennsylvania	1,383,233	18,327,837
Franklin Financial Network, Inc. (b)	55,816	2,040,075
Fulton Financial Corp.	783,300	13,668,585
German American Bancorp, Inc.	94,092	3,393,898
Glacier Bancorp, Inc. (a)	358,907	13,993,784
Glen Burnie Bancorp	18,661	216,468
Great Southern Bancorp, Inc.	46,238	2,658,685
Great Western Bancorp, Inc.	265,155	11,558,106
Green Bancorp, Inc.	114,949	2,580,605
Guaranty Bancorp	113,057	3,810,021
Guaranty Bancshares, Inc. Texas	6,893	224,367
Hancock Whitney Corp.	371,874	18,686,669
Hanmi Financial Corp.	149,966	4,491,482
HarborOne Bancorp, Inc. (b)	139,543	2,574,568
Hawthorn Bancshares, Inc.	48,188	1,045,680
Heartland Financial U.S.A., Inc.	124,040	6,803,594
Heritage Commerce Corp.	167,202	2,852,466
Heritage Financial Corp., Washington	134,310	4,318,067
Hilltop Holdings, Inc.	332,356	7,793,748
Home Bancshares, Inc.	712,322	16,397,652
HomeTrust Bancshares, Inc. (b)	82,069	2,207,656
Hope Bancorp, Inc.	575,341	10,350,385
Horizon Bancorp, Inc. Indiana	104,543	3,279,514
Howard Bancorp, Inc. (b)	32,517	562,544
IBERIABANK Corp.	251,283	20,077,512
Independent Bank Corp.	96,933	2,476,638
Independent Bank Corp., Massachusetts	125,796	9,856,117
Independent Bank Group, Inc.	78,392	5,898,998
International Bancshares Corp.	244,180	10,548,576
Investar Holding Corp.	29,136	796,870
Investors Bancorp, Inc.	1,117,287	14,904,609
Lakeland Bancorp, Inc.	201,190	4,043,919
Lakeland Financial Corp. (a)	114,291	5,576,258
Landmark Bancorp, Inc.	39	1,102
LCNB Corp.	38,996	762,372
LegacyTexas Financial Group, Inc.	203,055	8,526,279
Live Oak Bancshares, Inc.	117,643	3,476,351
Luther Burbank Corp.	64,900	795,025
Macatawa Bank Corp.	91,347	1,104,385
MB Financial, Inc.	366,215	18,087,359
MBT Financial Corp.	69,241	733,955
Mercantile Bank Corp.	67,865	2,449,927
Merchants Bancorp/IN	43,731	1,115,578
Metropolitan Bank Holding Corp. (b)	17,426	889,772
Mid Penn Bancorp, Inc.	28,255	1,014,355
Middlefield Banc Corp.	24,755	1,310,777
Midland States Bancorp, Inc.	79,960	2,593,902
Midsouth Bancorp, Inc.	59,250	823,575
MidWestOne Financial Group, Inc.	42,159	1,405,159
MutualFirst Financial, Inc.	16,479	632,794
National Bank Holdings Corp.	125,498	4,886,892
National Bankshares, Inc.	27,586	1,328,266
National Commerce Corp. (b)	54,810	2,524,001
NBT Bancorp, Inc.	212,914	8,112,023
Nicolet Bankshares, Inc. (b)	29,711	1,688,476
Northeast Bancorp	47,101	1,026,802
Northrim Bancorp, Inc.	32,754	1,300,334
Norwood Financial Corp. (a)	26,148	816,341
OFG Bancorp	196,849	2,775,571
Ohio Valley Banc Corp.	14,494	710,206
Old Line Bancshares, Inc.	53,425	1,836,752
Old National Bancorp, Indiana	597,389	10,723,133
Old Point Financial Corp.	8,603	229,528
Old Second Bancorp, Inc.	127,732	1,909,593
Opus Bank	75,669	2,239,802
Orrstown Financial Services, Inc.	28,866	749,073
Pacific Mercantile Bancorp (b)	76,145	746,221
Pacific Premier Bancorp, Inc. (b)	172,208	7,112,190
PacWest Bancorp	559,706	29,698,000
Park National Corp.	60,841	6,985,764
Parke Bancorp, Inc. (a)	10,578	232,187
Patriot National Bancorp, Inc.	1,402	28,320
PCSB Financial Corp.	71,701	1,465,568
Peapack-Gladstone Financial Corp.	71,026	2,450,397
Penns Woods Bancorp, Inc.	18,934	873,804
People's Utah Bancorp	68,752	2,506,010
Peoples Bancorp of North Carolina (a)	31,329	995,322
Peoples Bancorp, Inc.	86,252	3,237,038
Peoples Financial Services Corp.	28,276	1,329,538
Pinnacle Financial Partners, Inc.	326,958	21,922,534
Popular, Inc.	453,428	20,513,083
Porter Bancorp, Inc. (b)	9,892	137,103
Preferred Bank, Los Angeles	61,181	3,897,230
Premier Financial Bancorp, Inc.	21,201	474,902
Prosperity Bancshares, Inc.	306,318	22,186,613
QCR Holdings, Inc.	57,990	2,786,420
Reliant Bancorp, Inc.	23,562	603,658
Renasant Corp.	194,858	9,337,595
Republic Bancorp, Inc., Kentucky Class A	38,600	1,694,926
Republic First Bancorp, Inc. (a)(b)	238,609	2,052,037
S&T Bancorp, Inc.	162,604	7,344,823
Sandy Spring Bancorp, Inc.	148,381	6,165,231
SB Financial Group, Inc.	9,106	169,963
Sb One Bancorp	12,785	386,746
Seacoast Banking Corp., Florida (b)	208,924	6,514,250
Select Bancorp, Inc. New (b)	98	1,287
ServisFirst Bancshares, Inc.	208,931	8,777,191
Shore Bancshares, Inc.	42,320	799,002
Sierra Bancorp	45,562	1,286,671
Signature Bank (b)	236,301	30,126,014
Simmons First National Corp. Class A	361,348	11,563,136
SmartFinancial, Inc. (b)	29,546	703,490
South State Corp.	164,630	14,738,501
Southern First Bancshares, Inc. (b)	41,478	1,961,909
Southern National Bancorp of Virginia, Inc.	84,680	1,479,360
Southside Bancshares, Inc.	134,965	4,609,055
State Bank Financial Corp.	180,227	6,046,616
Sterling Bancorp (a)	992,688	24,370,490
Stock Yards Bancorp, Inc.	114,773	4,556,488
Summit Financial Group, Inc.	28,736	740,814
Synovus Financial Corp.	519,864	28,129,841
TCF Financial Corp.	740,226	19,475,346
Texas Capital Bancshares, Inc. (b)	232,022	22,355,320
The Bank of Princeton	18,774	616,538
The First Bancorp, Inc.	40,384	1,170,328
Tompkins Financial Corp.	56,854	4,791,087
TowneBank	288,080	9,117,732
Trico Bancshares	98,612	3,837,979
TriState Capital Holdings, Inc. (b)	98,771	2,538,415
Triumph Bancorp, Inc. (b)	106,122	4,356,308
Trustmark Corp.	310,132	9,976,946
Two River Bancorp	43,275	771,593
UMB Financial Corp.	196,225	15,119,136
Umpqua Holdings Corp.	976,311	22,982,361
Union Bankshares Corp.	242,805	9,979,286
Union Bankshares, Inc. (a)	26,240	1,331,680
United Bancorp, Inc.	41,665	549,978
United Bankshares, Inc., West Virginia (a)	460,054	16,768,968
United Community Bank, Inc.	332,793	10,802,461
United Security Bancshares, Inc.	8,545	94,080
United Security Bancshares, California	21,338	228,317
Unity Bancorp, Inc. (a)	57,145	1,322,907
Univest Corp. of Pennsylvania	138,279	4,023,919
Valley National Bancorp	1,161,215	14,759,043
Veritex Holdings, Inc. (b)	77,906	2,394,830
Village Bank & Trust Financial Corp. (b)	8,883	293,139
Washington Trust Bancorp, Inc.	65,779	4,012,519
Webster Financial Corp. (a)	404,555	25,931,976
WesBanco, Inc.	213,286	9,936,995
West Bancorp., Inc.	62,916	1,569,754
Westamerica Bancorp. (a)	121,474	6,951,957
Western Alliance Bancorp. (b)	451,450	27,204,377
Wintrust Financial Corp.	242,530	22,339,438
		1,613,268,011
Capital Markets - 2.2%
Arlington Asset Investment Corp. (a)	120,828	1,382,272
Artisan Partners Asset Management, Inc. (a)	201,289	6,501,635
Ashford, Inc.	4,486	347,329
Associated Capital Group, Inc. (a)	20,662	801,686
B. Riley Financial, Inc. (a)	77,782	1,648,978
BGC Partners, Inc. Class A	1,128,745	12,935,418
Cohen & Steers, Inc.	93,396	3,635,906
Cowen Group, Inc. Class A (a)(b)	135,057	2,019,102
Diamond Hill Investment Group, Inc.	13,785	2,701,033
Eaton Vance Corp. (non-vtg.)	531,659	28,603,254
Evercore, Inc. Class A	186,869	19,509,124
FactSet Research Systems, Inc.	171,602	34,493,718
Federated Investors, Inc. Class B (non-vtg.)	412,409	10,009,166
Financial Engines, Inc.	276,738	12,356,352
Gain Capital Holdings, Inc. (a)	115,932	954,120
GAMCO Investors, Inc. Class A	17,907	461,284
Great Elm Capital Group, Inc. (b)	111,763	413,523
Greenhill & Co., Inc.	111,740	2,944,349
Hamilton Lane, Inc. Class A	86,881	4,062,556
Hennessy Advisors, Inc.	9,352	168,617
Houlihan Lokey	135,088	6,604,452
Institutional Financial Markets, Inc.	1,681	18,239
Interactive Brokers Group, Inc.	315,100	22,932,978
INTL FCStone, Inc. (b)	71,146	3,557,300
Investment Technology Group, Inc.	144,928	3,179,720
Janus Henderson Group PLC (a)	793,608	24,514,551
Ladenburg Thalmann Financial Services, Inc.	402,412	1,436,611
Lazard Ltd. Class A	567,826	29,208,969
Legg Mason, Inc.	387,318	14,435,342
LPL Financial	398,094	27,376,924
Manning & Napier, Inc. Class A	54,262	168,212
MarketAxess Holdings, Inc.	166,535	35,580,203
Medley Management, Inc.	32,708	135,738
Moelis & Co. Class A (a)	160,608	9,516,024
Morningstar, Inc.	86,170	10,341,262
National Holdings Corp. (b)	3,483	12,191
National Holdings Corp. warrants 1/18/22 (b)	3,483	3,483
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	1,131,883
Piper Jaffray Companies	64,129	4,796,849
PJT Partners, Inc.	82,528	4,561,323
Pzena Investment Management, Inc.	58,015	521,555
Safeguard Scientifics, Inc. (b)	85,673	1,126,600
SEI Investments Co.	571,818	36,470,552
Siebert Financial Corp. (b)	13,255	108,625
Silvercrest Asset Management Group Class A	17,895	284,531
Stifel Financial Corp.	327,566	19,260,881
TD Ameritrade Holding Corp.	1,203,345	71,238,024
TheStreet.com, Inc. (b)	85,257	149,200
U.S. Global Investments, Inc. Class A (a)	36,632	84,620
Value Line, Inc.	13,155	265,336
Vector Capital Corp. rights (b)(d)	49,572	1
Virtu Financial, Inc. Class A	262,316	8,144,912
Virtus Investment Partners, Inc. (a)	31,891	4,003,915
Waddell & Reed Financial, Inc. Class A (a)	368,027	7,139,724
Westwood Holdings Group, Inc.	33,157	1,924,101
WisdomTree Investments, Inc. (a)	515,679	5,651,842
		501,836,095
Consumer Finance - 0.8%
Ally Financial, Inc.	1,942,794	49,832,666
Asta Funding, Inc. (b)	34,989	127,710
Atlanticus Holdings Corp. (b)	33,601	57,794
Consumer Portfolio Services, Inc. (b)	87,449	342,800
Credit Acceptance Corp. (a)(b)	55,452	19,575,111
CURO Group Holdings Corp. (a)(b)	66,700	1,534,767
Elevate Credit, Inc. (b)	77,759	595,634
Encore Capital Group, Inc. (a)(b)	104,445	4,120,355
Enova International, Inc. (b)	146,158	4,910,909
EZCORP, Inc. (non-vtg.) Class A (a)(b)	228,360	2,831,664
First Cash Financial Services, Inc.	214,308	19,448,451
Green Dot Corp. Class A (b)	203,057	14,471,872
Imperial Holdings, Inc. warrants 4/11/19 (b)	3,852	0
LendingClub Corp. (a)(b)	1,686,812	5,549,611
Nelnet, Inc. Class A	89,552	5,502,075
Nicholas Financial, Inc. (b)	73,640	640,668
OneMain Holdings, Inc. (b)	315,529	10,264,158
PRA Group, Inc. (a)(b)	202,706	7,824,452
Regional Management Corp. (b)	42,651	1,522,214
Santander Consumer U.S.A. Holdings, Inc.	500,124	8,957,221
SLM Corp. (b)	1,903,618	21,758,354
World Acceptance Corp. (a)(b)	27,812	2,999,524
		182,868,010
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc. (a)	15,543	214,338
Acushnet Holdings Corp.	186,547	4,460,339
Alteryx, Inc. (a)(b)	105,818	3,599,928
At Home Group, Inc. (a)(b)	61,521	2,129,242
Cannae Holdings, Inc. (b)	291,196	5,821,008
CF Corp. Class A (b)	652,516	5,409,358
Cotiviti Holdings, Inc. (a)(b)	165,909	5,659,156
Donnelley Financial Solutions, Inc. (b)	157,164	2,414,039
FB Financial Corp.	55,658	2,277,525
Granite Point Mortgage Trust, Inc.	205,729	3,762,783
Marlin Business Services Corp.	36,382	1,067,812
On Deck Capital, Inc. (b)	192,982	1,281,400
Rafael Holdings, Inc. (b)	44,772	409,664
RBB Bancorp	12,394	376,654
Senseonics Holdings, Inc. (a)(b)	189,132	627,918
Varex Imaging Corp. (a)(b)	169,006	6,246,462
Victory Capital Holdings, Inc. (b)	66,400	743,680
Voya Financial, Inc.	748,791	38,892,205
		85,393,511
Insurance - 3.7%
1347 Property Insurance Holdings, Inc. (b)	6,993	53,846
Alleghany Corp.	67,738	38,648,593
AMBAC Financial Group, Inc. (b)	200,573	3,716,618
American Equity Investment Life Holding Co.	399,047	14,142,226
American Financial Group, Inc.	302,270	33,213,428
American National Insurance Co.	40,063	4,767,497
Amerisafe, Inc.	88,352	5,270,197
AmTrust Financial Services, Inc. (a)	413,993	5,530,946
Arch Capital Group Ltd. (b)	601,488	47,186,734
Argo Group International Holdings, Ltd.	151,054	9,176,531
Aspen Insurance Holdings Ltd.	260,210	11,293,114
Assured Guaranty Ltd.	516,657	18,336,157
Athene Holding Ltd. (b)	555,997	24,836,386
Atlas Financial Holdings, Inc. (b)	42,675	458,756
Axis Capital Holdings Ltd.	372,741	21,190,326
Baldwin & Lyons, Inc. Class B	42,752	996,122
Blue Capital Reinsurance Holdings Ltd. (a)	23,939	265,723
Brown & Brown, Inc. (a)	1,012,554	28,128,750
Citizens, Inc. Class A (a)(b)	184,834	1,369,620
CNA Financial Corp.	123,338	5,794,419
CNO Financial Group, Inc.	728,424	14,583,048
Conifer Holdings, Inc. (b)	13,396	81,046
Crawford & Co. Class B	86,860	691,406
Donegal Group, Inc. Class A	119,498	1,670,582
eHealth, Inc. (b)	78,217	1,666,804
EMC Insurance Group	32,192	829,588
Employers Holdings, Inc. (a)	143,996	5,702,242
Enstar Group Ltd. (b)	47,661	9,687,098
Erie Indemnity Co. Class A	88,842	10,040,034
FBL Financial Group, Inc. Class A	43,350	3,407,310
Federated National Holding Co.	50,478	1,148,879
First American Financial Corp.	484,115	25,212,709
FNF Group	1,206,636	44,597,267
Genworth Financial, Inc. Class A (b)	2,230,172	7,671,792
Global Indemnity Ltd.	37,631	1,423,581
Greenlight Capital Re, Ltd. (b)	129,165	1,847,060
Hallmark Financial Services, Inc. (b)	49,582	488,879
Hanover Insurance Group, Inc.	186,436	22,603,501
HCI Group, Inc. (a)	36,061	1,495,089
Health Insurance Innovations, Inc. (a)(b)	56,763	1,810,740
Heritage Insurance Holdings, Inc. (a)	98,915	1,669,685
Horace Mann Educators Corp.	178,779	7,902,032
Independence Holding Co.	94,596	3,514,241
Infinity Property & Casualty Corp. (a)	49,011	7,091,892
Investors Title Co.	5,515	1,020,275
James River Group Holdings Ltd.	131,730	4,996,519
Kemper Corp. (a)	217,544	16,848,783
Kingstone Companies, Inc.	39,207	684,162
Kinsale Capital Group, Inc.	85,613	4,534,064
Maiden Holdings Ltd.	316,619	2,770,416
Markel Corp. (b)	61,981	67,998,115
MBIA, Inc. (a)(b)	417,124	3,412,074
Mercury General Corp.	160,000	7,537,600
National General Holdings Corp.	271,086	7,422,335
National Western Life Group, Inc.	9,867	3,070,216
Navigators Group, Inc.	101,022	5,940,094
NI Holdings, Inc. (b)	45,692	746,607
Old Republic International Corp.	1,112,184	23,333,620
Primerica, Inc.	193,078	18,989,221
ProAssurance Corp.	246,510	9,465,984
Reinsurance Group of America, Inc.	281,489	42,065,716
RenaissanceRe Holdings Ltd.	175,550	21,552,274
RLI Corp.	176,565	11,596,789
Safety Insurance Group, Inc.	66,718	5,737,748
Selective Insurance Group, Inc.	262,631	14,930,572
State Auto Financial Corp.	68,353	2,120,310
Stewart Information Services Corp.	103,105	4,350,000
Third Point Reinsurance Ltd. (b)	384,752	5,136,439
Tiptree, Inc.	128,445	847,737
Trupanion, Inc. (a)(b)	88,422	2,809,167
United Fire Group, Inc.	93,258	5,002,359
United Insurance Holdings Corp.	90,635	1,875,238
Universal Insurance Holdings, Inc.	143,216	5,105,650
Validus Holdings Ltd.	361,386	24,487,515
W.R. Berkley Corp.	420,258	32,137,129
White Mountains Insurance Group Ltd.	13,391	12,079,753
WMI Holdings Corp. (a)(b)	870,756	1,175,521
		822,992,496
Mortgage Real Estate Investment Trusts - 1.2%
AG Mortgage Investment Trust, Inc.	128,388	2,423,965
AGNC Investment Corp.	1,704,398	32,076,770
American Capital Mortgage Investment Corp.	216,830	4,325,759
Annaly Capital Management, Inc.	5,098,744	53,179,900
Anworth Mortgage Asset Corp.	522,696	2,650,069
Apollo Commercial Real Estate Finance, Inc. (a)	485,932	9,033,476
Arbor Realty Trust, Inc. (a)	227,213	2,172,156
Ares Commercial Real Estate Corp.	140,575	1,942,747
Armour Residential REIT, Inc. (a)	182,039	4,217,844
Blackstone Mortgage Trust, Inc. (a)	461,985	14,594,106
Capstead Mortgage Corp.	453,763	4,151,931
Cherry Hill Mortgage Investment Corp.	46,903	843,316
Chimera Investment Corp.	847,620	15,604,684
CYS Investments, Inc.	670,957	4,911,405
Dynex Capital, Inc.	259,773	1,683,329
Ellington Residential Mortgage REIT	40,648	469,891
Exantas Capital Corp.	146,355	1,476,722
Great Ajax Corp.	66,811	882,573
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	226,586	4,155,587
Hunt Companies Finance Trust I	77,659	254,722
Invesco Mortgage Capital, Inc.	490,062	7,953,706
KKR Real Estate Finance Trust, Inc. (a)	54,773	1,114,631
Ladder Capital Corp. Class A	432,461	6,711,795
MFA Financial, Inc.	1,734,837	13,497,032
New Residential Investment Corp.	1,492,406	26,684,219
New York Mortgage Trust, Inc. (a)	504,041	3,104,893
Orchid Island Capital, Inc. (a)	226,923	1,672,423
Owens Realty Mortgage, Inc. (a)	37,687	633,518
PennyMac Mortgage Investment Trust	278,340	5,210,525
Redwood Trust, Inc.	353,007	5,775,195
Starwood Property Trust, Inc.	1,131,271	24,559,893
Two Harbors Investment Corp.	758,863	11,800,320
Western Asset Mortgage Capital Corp. (a)	191,198	2,020,963
ZAIS Financial Corp.	54,249	846,284
		272,636,349
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,925	2,564,730
Thrifts & Mortgage Finance - 1.1%
BankFinancial Corp.	75,843	1,350,764
Beneficial Bancorp, Inc.	357,084	5,838,323
BofI Holding, Inc. (a)(b)	247,172	10,185,958
BSB Bancorp, Inc. (b)	29,828	1,009,678
Capitol Federal Financial, Inc.	608,106	7,990,513
Charter Financial Corp.	65,398	1,604,213
Citizens Community Bancorp, Inc.	15,634	216,687
Coastway Bancorp, Inc. (b)	8,864	242,874
Dime Community Bancshares, Inc.	152,632	3,106,061
Elmira Savings Bank	185	3,774
Entegra Financial Corp. (b)	77,977	2,222,345
ESSA Bancorp, Inc.	32,482	515,814
Essent Group Ltd. (b)	364,284	12,494,941
Farmer Mac Class C (non-vtg.)	44,156	4,129,028
First Capital, Inc.	12,982	477,089
First Defiance Financial Corp.	41,293	2,581,225
Flagstar Bancorp, Inc. (b)	95,859	3,334,935
FS Bancorp, Inc.	11,187	649,965
Greene County Bancorp, Inc. (a)	2,032	61,265
Hamilton Bancorp, Inc. (b)	69	1,011
Hingham Institution for Savings	8,459	1,812,425
HMN Financial, Inc. (b)	3,871	73,743
Home Bancorp, Inc.	20,571	905,535
Home Federal Bancorp, Inc.	31	984
HomeStreet, Inc. (b)	121,978	3,269,010
HopFed Bancorp, Inc.	18,100	284,713
Impac Mortgage Holdings, Inc. (a)(b)	65,855	560,426
Kearny Financial Corp.	506,823	7,323,592
Lendingtree, Inc. (a)(b)	34,585	8,954,057
Malvern Bancorp, Inc. (a)(b)	64,070	1,691,448
Meridian Bancorp, Inc. Maryland	249,020	4,868,341
Meta Financial Group, Inc.	40,463	4,578,388
MGIC Investment Corp. (b)	1,644,193	17,083,165
Nationstar Mortgage Holdings, Inc. (a)(b)	130,517	2,338,865
New York Community Bancorp, Inc. (a)	2,140,431	24,807,595
NMI Holdings, Inc. (b)	261,038	4,346,283
Northfield Bancorp, Inc.	220,790	3,607,709
Northwest Bancshares, Inc.	450,358	7,764,172
OceanFirst Financial Corp.	183,978	5,394,235
Ocwen Financial Corp. (b)	486,099	2,124,253
Oritani Financial Corp.	189,634	3,015,181
PB Bancorp, Inc.	7,070	73,528
PennyMac Financial Services, Inc. (b)	103,079	2,071,888
PHH Corp. (b)	166,067	1,793,524
Poage Bankshares, Inc. (a)	6,654	127,091
Provident Bancorp, Inc. (b)	84,161	1,986,200
Provident Financial Holdings, Inc.	21,795	399,938
Provident Financial Services, Inc.	273,209	7,633,459
Prudential Bancorp, Inc.	82,322	1,431,580
Radian Group, Inc.	959,499	15,256,034
Riverview Bancorp, Inc.	146,681	1,283,459
Security National Financial Corp. Class A	40,643	217,440
SI Financial Group, Inc.	23,177	348,814
Southern Missouri Bancorp, Inc.	20,482	748,822
Sterling Bancorp, Inc.	119,000	1,620,780
Territorial Bancorp, Inc.	30,643	937,063
TFS Financial Corp.	279,196	4,467,136
Timberland Bancorp, Inc.	27,057	883,140
Trustco Bank Corp., New York	425,565	3,702,416
United Community Bancorp, Inc.	21,061	565,488
United Community Financial Corp.	251,020	2,625,669
United Financial Bancorp, Inc. New	220,063	3,833,497
Walker & Dunlop, Inc.	124,586	6,991,766
Washington Federal, Inc.	382,695	12,418,453
Waterstone Financial, Inc.	133,580	2,317,613
Westfield Financial, Inc.	126,385	1,371,277
WSFS Financial Corp.	141,318	7,397,997
		245,324,655

TOTAL FINANCIALS		3,726,883,857

HEALTH CARE - 11.5%
Biotechnology - 4.7%
Abeona Therapeutics, Inc. (a)(b)	131,889	2,334,435
ACADIA Pharmaceuticals, Inc. (a)(b)	437,926	7,926,461
Acceleron Pharma, Inc. (a)(b)	173,903	6,180,513
Achaogen, Inc. (a)(b)	136,730	1,695,452
Achillion Pharmaceuticals, Inc. (b)	658,720	2,233,061
Acorda Therapeutics, Inc. (a)(b)	213,660	5,608,575
Actinium Pharmaceuticals, Inc. (b)	152,593	58,733
Adamas Pharmaceuticals, Inc. (a)(b)	88,405	2,531,919
ADMA Biologics, Inc. (a)(b)	107,827	584,422
Aduro Biotech, Inc. (a)(b)	171,883	1,512,570
Advaxis, Inc. (a)(b)	152,732	277,972
Adverum Biotechnologies, Inc. (b)	190,435	1,190,219
Aeglea BioTherapeutics, Inc. (b)	61,972	661,861
Aevi Genomic Medicine, Inc. (a)(b)	125,878	201,405
Agenus, Inc. (a)(b)	343,477	1,150,648
Agios Pharmaceuticals, Inc. (a)(b)	215,206	20,121,761
Aimmune Therapeutics, Inc. (a)(b)	164,229	5,434,338
Akebia Therapeutics, Inc. (b)	247,095	2,426,473
Albireo Pharma, Inc. (b)	33,192	1,039,905
Alder Biopharmaceuticals, Inc. (a)(b)	268,419	4,683,912
Aldeyra Therapeutics, Inc. (b)	74,826	628,538
Alkermes PLC (a)(b)	696,567	32,877,962
Allena Pharmaceuticals, Inc. (b)	21,337	305,973
Alnylam Pharmaceuticals, Inc. (b)	361,750	35,983,273
Alpine Immune Sciences, Inc. (b)	17,943	162,564
Altimmune, Inc. (a)(b)	24,817	15,141
AMAG Pharmaceuticals, Inc. (a)(b)	152,392	3,725,984
Amicus Therapeutics, Inc. (a)(b)	842,108	14,231,625
AmpliPhi Biosciences Corp. (a)(b)	72,911	86,035
AnaptysBio, Inc. (a)(b)	63,793	4,963,095
Anavex Life Sciences Corp. (a)(b)	157,620	433,455
Anthera Pharmaceuticals, Inc. (a)(b)	20,053	4,733
Apellis Pharmaceuticals, Inc. (a)(b)	122,830	2,506,960
Applied Genetic Technologies Corp. (b)	47,677	214,547
Aptevo Therapeutics, Inc. (b)	62,747	348,873
AquaBounty Technologies, Inc. (a)(b)	3,959	11,837
Aquinox Pharmaceuticals, Inc. (b)	97,890	1,403,743
ARCA Biopharma, Inc. (b)	48,679	26,725
Ardelyx, Inc. (a)(b)	161,390	641,525
Arena Pharmaceuticals, Inc. (b)	210,973	9,645,686
ARMO Biosciences, Inc. (b)	35,400	1,770,000
ArQule, Inc. (a)(b)	272,106	1,319,714
Array BioPharma, Inc. (b)	916,028	14,977,058
Arrowhead Pharmaceuticals, Inc. (a)(b)	378,705	4,059,718
Arsanis, Inc. (a)(b)	19,592	337,374
Asterias Biotherapeutics, Inc. (a)(b)	102,523	153,785
Atara Biotherapeutics, Inc. (a)(b)	184,159	9,171,118
Athersys, Inc. (a)(b)	611,927	1,493,102
aTyr Pharma, Inc. (b)	94,162	84,981
Audentes Therapeutics, Inc. (a)(b)	125,042	4,739,092
AVEO Pharmaceuticals, Inc. (a)(b)	440,743	974,042
Avid Bioservices, Inc. (a)(b)	229,411	711,174
Bellicum Pharmaceuticals, Inc. (a)(b)	178,678	1,443,718
Biocept, Inc. (a)(b)	156,681	34,000
BioCryst Pharmaceuticals, Inc. (a)(b)	462,086	2,971,213
Biohaven Pharmaceutical Holding Co. Ltd. (a)	119,821	4,193,735
BioMarin Pharmaceutical, Inc. (a)(b)	779,359	70,407,292
Biospecifics Technologies Corp. (b)	20,059	867,752
BioTime, Inc. (a)(b)	571,875	1,281,000
bluebird bio, Inc. (a)(b)	221,652	39,686,791
Blueprint Medicines Corp. (b)	171,616	14,429,473
BrainStorm Cell Therpeutic, Inc. (a)(b)	60,624	303,120
Calithera Biosciences, Inc. (b)	115,170	593,126
Calyxt, Inc. (a)	38,557	727,571
Cancer Genetics, Inc. (a)(b)	68,198	65,470
Capricor Therapeutics, Inc. (a)(b)	74,861	99,565
Cara Therapeutics, Inc. (a)(b)	115,679	1,809,220
CareDx, Inc. (b)	140,730	1,863,265
CASI Pharmaceuticals, Inc. (a)(b)	202,276	1,250,066
Catabasis Pharmaceuticals, Inc. (b)	76,612	133,305
Catalyst Biosciences, Inc. (b)	56,215	1,387,386
Catalyst Pharmaceutical Partners, Inc. (a)(b)	403,697	1,550,196
Cel-Sci Corp. (a)(b)	34,386	103,158
Celldex Therapeutics, Inc. (a)(b)	565,434	328,065
Cellectar Biosciences, Inc. (a)(b)	72,383	69,053
Cellular Biomedicine Group, Inc. (a)(b)	46,609	792,353
Celsion Corp. (a)(b)	4,287	11,232
ChemoCentryx, Inc. (b)	96,267	1,249,546
Chimerix, Inc. (b)	181,661	830,191
Cidara Therapeutics, Inc. (a)(b)	38,754	217,022
Cleveland Biolabs, Inc. (a)(b)	10,000	27,200
Clovis Oncology, Inc. (a)(b)	232,426	10,914,725
Co.-Diagnostics, Inc. (b)	40,356	117,032
Coherus BioSciences, Inc. (a)(b)	207,685	3,239,886
Conatus Pharmaceuticals, Inc. (a)(b)	122,869	528,337
Concert Pharmaceuticals, Inc. (b)	69,045	1,410,589
ContraFect Corp. (a)(b)	299,050	580,157
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	211,811	1,313,228
Corvus Pharmaceuticals, Inc. (a)(b)	44,218	607,113
CTI BioPharma Corp. (b)	236,561	1,017,212
Cue Biopharma, Inc. (a)(b)	42,800	548,268
Curis, Inc. (b)	114,957	319,580
Cyclacel Pharmaceuticals, Inc. (a)(b)	17,747	25,201
Cytokinetics, Inc. (b)	224,644	2,021,796
CytomX Therapeutics, Inc. (a)(b)	127,044	3,261,219
Cytori Therapeutics, Inc. (a)(b)	15,553	40,438
CytRx Corp. (a)(b)	105,625	139,425
Deciphera Pharmaceuticals, Inc. (a)(b)	36,860	948,039
Denali Therapeutics, Inc. (a)(b)	82,900	1,594,167
Dicerna Pharmaceuticals, Inc. (b)	104,825	1,492,184
Dyax Corp. rights 12/31/19 (b)(d)	559,523	1,975,116
Dynavax Technologies Corp. (a)(b)	240,272	3,796,298
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	2,425,547
Edge Therapeutics, Inc. (a)(b)	91,361	85,158
Editas Medicine, Inc. (a)(b)	162,203	6,215,619
Eiger Biopharmaceuticals, Inc. (a)(b)	34,672	494,076
Emergent BioSolutions, Inc. (b)	154,700	7,976,332
Enanta Pharmaceuticals, Inc. (b)	64,072	6,393,745
Epizyme, Inc. (a)(b)	230,392	4,020,340
Esperion Therapeutics, Inc. (a)(b)	92,632	3,565,406
Exact Sciences Corp. (a)(b)	531,119	31,622,825
Exelixis, Inc. (b)	1,235,453	25,610,941
Fate Therapeutics, Inc. (a)(b)	193,154	2,115,036
Fibrocell Science, Inc. (a)(b)	8,367	21,420
FibroGen, Inc. (b)	341,709	18,418,115
Five Prime Therapeutics, Inc. (a)(b)	156,013	2,739,588
Flexion Therapeutics, Inc. (a)(b)	152,615	4,137,393
Fortress Biotech, Inc. (a)(b)	160,408	553,408
Foundation Medicine, Inc. (a)(b)	65,132	6,457,838
Galectin Therapeutics, Inc. (a)(b)	129,777	659,267
Genocea Biosciences, Inc. (a)(b)	157,873	146,885
Genomic Health, Inc. (b)	92,757	3,702,859
GenVec, Inc. rights (a)(b)(d)	14,247	0
Geron Corp. (a)(b)	760,091	3,078,369
Global Blood Therapeutics, Inc. (a)(b)	208,139	10,021,893
GlycoMimetics, Inc. (a)(b)	142,445	2,545,492
GTx, Inc. (a)(b)	30,934	624,867
Halozyme Therapeutics, Inc. (a)(b)	597,294	10,990,210
Heat Biologics, Inc. (a)(b)	95,762	225,998
Hemispherx Biopharma, Inc. (a)(b)	63,934	20,261
Heron Therapeutics, Inc. (a)(b)	275,171	8,970,575
Histogenics Corp. (b)	270	624
iBio, Inc. (a)(b)	302,306	40,872
Idera Pharmaceuticals, Inc. (a)(b)	823,631	1,688,444
Immucell Corp. (b)	6,741	47,322
Immune Design Corp. (a)(b)	137,453	618,539
Immune Pharmaceuticals, Inc. (a)(b)	15,214	3,522
ImmunoCellular Therapeutics Ltd. (a)(b)	6,339	1,604
ImmunoGen, Inc. (a)(b)	458,604	5,255,602
Immunomedics, Inc. (a)(b)	478,949	10,565,615
Infinity Pharmaceuticals, Inc. (a)(b)	236,483	480,060
Inovio Pharmaceuticals, Inc. (a)(b)	369,930	1,760,867
Insmed, Inc. (a)(b)	342,316	9,536,924
Insys Therapeutics, Inc. (a)(b)	118,023	769,510
Intellia Therapeutics, Inc. (a)(b)	91,763	2,486,777
Intercept Pharmaceuticals, Inc. (a)(b)	92,678	6,506,922
Intrexon Corp. (a)(b)	297,411	4,931,074
Invitae Corp. (a)(b)	249,771	1,848,305
Ionis Pharmaceuticals, Inc. (a)(b)	548,921	25,607,165
Iovance Biotherapeutics, Inc. (a)(b)	337,210	4,923,266
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	607,519	11,287,703
IsoRay, Inc. (a)(b)	212,731	109,556
ITUS Corp. (a)(b)	62,373	219,553
Jounce Therapeutics, Inc. (a)(b)	34,622	389,498
Kadmon Holdings, Inc. (a)(b)	333,503	1,203,946
Kalvista Pharmaceuticals, Inc. (b)	15,341	133,006
Karyopharm Therapeutics, Inc. (b)	218,051	4,051,388
Keryx Biopharmaceuticals, Inc. (a)(b)	467,581	2,464,152
Kindred Biosciences, Inc. (b)	105,425	1,075,335
Kura Oncology, Inc. (a)(b)	117,817	1,961,653
La Jolla Pharmaceutical Co. (a)(b)	88,057	2,747,378
Lexicon Pharmaceuticals, Inc. (a)(b)	206,977	2,400,933
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	92,224	17,728,220
General CVR (b)	26,087	164
Glucagon CVR (b)	26,087	3,300
rights (b)	26,087	159
TR Beta CVR (b)	26,087	391
Loxo Oncology, Inc. (a)(b)	97,414	17,274,425
Macrogenics, Inc. (a)(b)	161,181	3,663,644
Madrigal Pharmaceuticals, Inc. (a)(b)	25,774	6,845,832
MannKind Corp. (a)(b)	531,123	1,062,246
Matinas BioPharma Holdings, Inc. (a)(b)	314,745	176,540
MediciNova, Inc. (a)(b)	162,856	1,508,047
MEI Pharma, Inc. (b)	156,034	518,033
Menlo Therapeutics, Inc. (a)(b)	35,900	300,483
Merrimack Pharmaceuticals, Inc.	58,611	514,018
MiMedx Group, Inc. (a)(b)	454,353	3,825,652
Minerva Neurosciences, Inc. (b)	138,621	1,219,865
Miragen Therapeutics, Inc. (a)(b)	82,194	581,112
Mirati Therapeutics, Inc. (a)(b)	132,054	5,612,295
Molecular Templates, Inc. (b)	23,056	145,483
Moleculin Biotech, Inc. (a)(b)	89,013	160,223
Momenta Pharmaceuticals, Inc. (a)(b)	341,255	8,053,618
Myriad Genetics, Inc. (a)(b)	313,548	11,447,637
NanoViricides, Inc. (b)	143,363	79,638
NantKwest, Inc. (b)	116,232	425,409
Natera, Inc. (b)	159,428	1,858,930
Navidea Biopharmaceuticals, Inc. (a)(b)	571,658	126,908
Neuralstem, Inc. (a)(b)	67,699	113,057
Neurocrine Biosciences, Inc. (a)(b)	393,778	37,905,070
NewLink Genetics Corp. (a)(b)	120,304	632,799
Novavax, Inc. (a)(b)	1,657,803	2,702,219
Ohr Pharmaceutical, Inc. (a)(b)	235,847	45,401
OncoCyte Corp. (a)(b)	11,637	37,820
OncoGenex Pharmaceuticals, Inc. (a)(b)	814	7,106
OncoMed Pharmaceuticals, Inc. (a)(b)	79,764	248,066
OncoSec Medical, Inc. (a)(b)	152,441	242,381
OpGen, Inc. (a)(b)	1,643	3,516
Ophthotech Corp. (a)(b)	123,408	340,606
Opiant Pharmaceuticals, Inc. (b)	3,215	52,662
Opko Health, Inc. (a)(b)	1,647,022	6,390,445
Oragenics, Inc. (a)(b)	7,997	11,996
Organovo Holdings, Inc. (a)(b)	472,846	931,507
OvaScience, Inc. (a)(b)	154,817	141,054
Ovid Therapeutics, Inc.	11,573	91,311
Palatin Technologies, Inc. (a)(b)	722,863	802,378
PDL BioPharma, Inc. (a)(b)	697,561	1,862,488
Pfenex, Inc. (b)	65,771	338,721
Polarityte, Inc. (a)(b)	24,635	628,193
Portola Pharmaceuticals, Inc. (a)(b)	290,102	11,647,595
Progenics Pharmaceuticals, Inc. (a)(b)	305,792	2,324,019
Protagonist Therapeutics, Inc. (b)	54,125	394,030
Proteon Therapeutics, Inc. (b)	24,275	52,191
Proteostasis Therapeutics, Inc. (a)(b)	109,237	528,707
Prothena Corp. PLC (a)(b)	168,821	2,277,395
PTC Therapeutics, Inc. (b)	168,332	5,706,455
Puma Biotechnology, Inc. (a)(b)	132,836	7,033,666
Ra Pharmaceuticals, Inc. (b)	58,686	404,933
Radius Health, Inc. (a)(b)	182,539	5,202,362
Recro Pharma, Inc. (b)	59,391	323,681
REGENXBIO, Inc. (a)(b)	122,384	6,633,213
Regulus Therapeutics, Inc. (a)(b)	368,835	269,434
Repligen Corp. (a)(b)	170,361	7,441,368
Retrophin, Inc. (a)(b)	173,921	4,871,527
Rexahn Pharmaceuticals, Inc. (a)(b)	103,785	232,478
Rigel Pharmaceuticals, Inc. (b)	721,880	2,346,110
Riot Blockchain, Inc. (a)	58,359	407,346
Rocket Pharmaceuticals, Inc. (a)(b)	50,811	987,766
RXi Pharmaceuticals Corp. (a)(b)	9,194	22,158
Sage Therapeutics, Inc. (a)(b)	203,626	31,091,654
Sangamo Therapeutics, Inc. (a)(b)	434,292	7,144,103
Sarepta Therapeutics, Inc. (a)(b)	266,434	25,004,831
Savara, Inc. (a)(b)	104,216	1,054,666
Seattle Genetics, Inc. (a)(b)	477,224	28,867,280
Selecta Biosciences, Inc. (a)(b)	40,673	486,856
Sellas Life Sciences Group, Inc. (b)	1,097	5,693
Seres Therapeutics, Inc. (a)(b)	92,614	745,543
Sesen Bio, Inc. (a)(b)	148,896	337,994
Sienna Biopharmaceuticals, Inc. (a)	20,933	313,786
Solid Biosciences, Inc. (a)(b)	41,300	891,254
Soligenix, Inc. (a)(b)	20,298	30,853
Sophiris Bio, Inc. (b)	30,403	113,099
Sorrento Therapeutics, Inc. (a)(b)	299,806	2,353,477
Spark Therapeutics, Inc. (a)(b)	145,074	11,575,454
Spectrum Pharmaceuticals, Inc. (a)(b)	400,703	7,729,561
Spring Bank Pharmaceuticals, Inc. (a)(b)	40,920	552,420
Stemline Therapeutics, Inc. (b)	122,377	2,404,708
Sunesis Pharmaceuticals, Inc. (a)(b)	110,982	250,819
Syndax Pharmaceuticals, Inc. (a)(b)	84,606	738,610
Synergy Pharmaceuticals, Inc. (a)(b)	1,043,707	1,659,494
Synlogic, Inc. (a)(b)	57,370	528,951
Synthetic Biologics, Inc. (a)(b)	532,366	135,753
Syros Pharmaceuticals, Inc. (a)(b)	93,678	1,164,418
T2 Biosystems, Inc. (a)(b)	110,105	815,878
Tenax Therapeutics, Inc. (a)(b)	1,502	9,102
TESARO, Inc. (a)(b)	166,414	7,616,769
TG Therapeutics, Inc. (a)(b)	273,381	3,663,305
Tocagen, Inc. (a)(b)	42,397	397,684
TONIX Pharmaceuticals Holding (b)	36,997	126,900
TRACON Pharmaceuticals, Inc. (a)(b)	24,629	65,267
Trevena, Inc. (a)(b)	213,476	399,200
Trovagene, Inc. (a)(b)	105,483	25,316
Ultragenyx Pharmaceutical, Inc. (a)(b)	213,248	15,609,754
United Therapeutics Corp. (b)	193,079	20,578,360
Vanda Pharmaceuticals, Inc. (a)(b)	222,704	3,919,590
Vaxart, Inc. (a)(b)	10,379	52,933
Veracyte, Inc. (b)	68,214	521,837
Verastem, Inc. (b)	250,899	1,402,525
Vericel Corp. (b)	180,932	2,433,535
Versartis, Inc. (b)	107,155	150,017
Vical, Inc. (a)(b)	105,122	173,451
Viking Therapeutics, Inc. (a)(b)	167,974	1,678,060
VistaGen Therapeutics, Inc. (a)(b)	114,368	161,259
Vital Therapies, Inc. (a)(b)	140,418	716,132
Voyager Therapeutics, Inc. (a)(b)	84,853	1,686,029
vTv Therapeutics, Inc. Class A (a)(b)	25,196	44,849
Xbiotech, Inc. (a)(b)	79,667	342,568
Xencor, Inc. (a)(b)	201,403	8,058,134
XOMA Corp. (a)(b)	33,875	726,619
Zafgen, Inc. (b)	100,511	710,613
ZIOPHARM Oncology, Inc. (a)(b)	620,104	3,038,510
		1,065,508,714
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	98,681	8,170,787
Accuray, Inc. (a)(b)	386,365	1,700,006
Aethlon Medical, Inc. (a)(b)	20,809	26,011
Akers Biosciences, Inc. (a)(b)	309,157	146,540
Allied Healthcare Products, Inc. (b)	2,477	6,143
Alliqua Biomedical, Inc. (a)(b)	6,374	12,939
Alphatec Holdings, Inc. (a)(b)	44,081	168,830
Amedica Corp. (a)(b)	3,748	4,160
Analogic Corp.	56,318	4,711,001
Angiodynamics, Inc. (b)	163,379	3,435,860
Anika Therapeutics, Inc. (a)(b)	70,985	2,886,250
Antares Pharma, Inc. (a)(b)	652,628	1,703,359
Apollo Endosurgery, Inc. (a)(b)	813	5,512
Atossa Genetics, Inc. (a)(b)	13,949	44,776
Atricure, Inc. (a)(b)	137,373	3,257,114
Atrion Corp.	7,307	4,311,130
Avinger, Inc. (a)(b)	1,624	2,907
AxoGen, Inc. (a)(b)	138,251	6,788,124
Bellerophon Therapeutics, Inc. (a)(b)	109,948	242,985
BioLase Technology, Inc. (a)(b)	28,468	38,147
BioLife Solutions, Inc. (b)	69,384	743,103
Bovie Medical Corp. (b)	92,879	364,086
Cantel Medical Corp.	158,591	17,300,692
Cardiovascular Systems, Inc. (b)	155,277	4,673,838
CAS Medical Systems, Inc. (b)	6,117	9,787
Cerus Corp. (b)	568,233	3,744,655
Cesca Therapeutics, Inc. (b)	12,204	5,836
Chembio Diagnostics, Inc. (b)	41,523	413,154
Chf Solutions, Inc. (b)	67	196
ConforMis, Inc. (a)(b)	157,069	218,326
CONMED Corp.	112,423	7,717,839
Corindus Vascular Robotics, Inc. (a)(b)	396,954	297,755
Cryolife, Inc. (b)	144,240	3,973,812
CryoPort, Inc. (a)(b)	136,724	1,776,045
Cutera, Inc. (b)	61,354	2,576,868
CytoSorbents Corp. (a)(b)	99,878	1,128,621
Dare Bioscience, Inc. (a)(b)	40,972	46,708
DexCom, Inc. (a)(b)	386,323	33,992,561
Dynatronics Corp. (b)	3,425	9,933
Ekso Bionics Holdings, Inc. (a)(b)	185,343	305,816
Electromed, Inc. (b)	18,483	86,131
Endologix, Inc. (a)(b)	367,188	2,059,925
Fonar Corp. (b)	28,662	765,275
Genmark Diagnostics, Inc. (a)(b)	243,937	1,788,058
Glaukos Corp. (a)(b)	139,725	5,277,413
Globus Medical, Inc. (b)	321,368	17,851,992
Haemonetics Corp. (b)	240,676	21,745,077
Halyard Health, Inc. (b)	208,542	11,448,956
Heska Corp. (a)(b)	30,211	3,230,764
Hill-Rom Holdings, Inc.	299,957	27,596,044
ICU Medical, Inc. (b)	66,535	19,365,012
Inogen, Inc. (b)	78,902	14,414,606
Insulet Corp. (b)	259,903	24,376,302
Integer Holdings Corp. (b)	124,964	8,247,624
Integra LifeSciences Holdings Corp. (a)(b)	300,815	19,414,600
IntriCon Corp. (b)	24,286	773,509
Invacare Corp. (a)	152,515	2,516,498
InVivo Therapeutics Holdings Corp. (a)(b)	4,889	31,730
Invuity, Inc. (a)(b)	46,878	164,073
IRadimed Corp. (a)(b)	17,654	327,482
iRhythm Technologies, Inc. (b)	81,981	6,233,015
Iridex Corp. (a)(b)	27,981	198,665
K2M Group Holdings, Inc. (b)	186,434	4,416,621
Kewaunee Scientific Corp.	5,250	169,575
Lantheus Holdings, Inc. (b)	130,409	1,825,726
LeMaitre Vascular, Inc.	72,373	2,466,472
LivaNova PLC (b)	190,428	17,909,753
Masimo Corp. (b)	206,801	20,483,639
Meridian Bioscience, Inc.	201,601	2,983,695
Merit Medical Systems, Inc. (b)	223,509	11,466,012
Microbot Medical, Inc. (b)	28,915	26,602
Milestone Scientific, Inc. (a)(b)	45,410	41,323
Misonix, Inc. (b)	18,363	224,029
Myomo, Inc. (a)(b)	37,314	119,405
Natus Medical, Inc. (b)	150,670	5,559,723
Neogen Corp. (b)	233,291	17,662,462
NeuroMetrix, Inc. (b)	820	1,107
Nevro Corp. (a)(b)	126,095	9,922,416
NuVasive, Inc. (a)(b)	223,826	11,473,321
Nuvectra Corp. (b)	51,479	867,421
NxStage Medical, Inc. (b)	308,237	8,519,671
OraSure Technologies, Inc. (b)	273,729	4,656,130
Orthofix International NV (b)	79,952	4,369,377
OrthoPediatrics Corp.	11,454	241,221
Penumbra, Inc. (a)(b)	132,026	21,242,983
Precision Therapeutics, Inc. (a)(b)	27,737	36,058
Presbia PLC (a)(b)	14,898	32,180
Pulse Biosciences, Inc. (a)(b)	23,721	374,555
Quanterix Corp. (a)(b)	34,900	642,160
Quidel Corp. (b)	142,157	8,913,244
ReShape Lifesciences, Inc. (a)(b)	13,409	4,023
Restoration Robotics, Inc. (b)	10,112	32,561
Retractable Technologies, Inc. (b)	36,514	31,767
Rockwell Medical Technologies, Inc. (a)(b)	202,763	1,090,865
RTI Biologics, Inc. (b)	250,898	1,141,586
Seaspine Holdings Corp. (b)	41,314	493,289
Second Sight Medical Products, Inc. (a)(b)	111,337	227,127
Sientra, Inc. (b)	103,544	1,870,005
Staar Surgical Co. (a)(b)	117,470	3,494,733
Steris PLC (a)	372,054	38,634,087
STRATA Skin Sciences, Inc. (a)(b)	1,434	2,380
SurModics, Inc. (b)	61,666	3,194,299
Synergetics U.S.A., Inc. (b)(d)	76,412	1
Tactile Systems Technology, Inc. (a)(b)	67,075	3,328,932
Tandem Diabetes Care, Inc. (b)	202,445	2,840,303
Teleflex, Inc.	200,807	53,647,598
TransEnterix, Inc. (a)(b)	481,032	1,707,664
Utah Medical Products, Inc.	15,694	1,642,377
Vermillion, Inc. (b)	170,759	175,882
ViewRay, Inc. (a)(b)	155,862	1,123,765
Viveve Medical, Inc. (a)(b)	132,315	351,958
VolitionRx Ltd. (a)(b)	100,890	239,109
West Pharmaceutical Services, Inc. (a)	328,901	30,587,793
Wright Medical Group NV (a)(b)	463,079	11,558,452
Zosano Pharma Corp. (a)(b)	53,023	220,576
		619,162,976
Health Care Providers & Services - 1.5%
AAC Holdings, Inc. (a)(b)	49,080	528,101
Acadia Healthcare Co., Inc. (a)(b)	358,376	14,403,131
Aceto Corp.	135,992	359,019
Addus HomeCare Corp. (b)	35,604	2,038,329
Amedisys, Inc. (b)	127,069	9,701,718
American Renal Associates Holdings, Inc. (a)(b)	50,577	730,332
American Shared Hospital Services (b)	115	319
AMN Healthcare Services, Inc. (a)(b)	210,133	11,872,515
BioScrip, Inc. (a)(b)	579,496	1,535,664
BioTelemetry, Inc. (b)	138,875	5,867,469
Brookdale Senior Living, Inc. (a)(b)	828,354	6,519,146
Caladrius Biosciences, Inc. (b)	17,378	69,164
Capital Senior Living Corp. (a)(b)	132,108	1,441,298
Chemed Corp.	70,081	22,846,406
Civitas Solutions, Inc. (b)	72,322	1,164,384
Community Health Systems, Inc. (a)(b)	505,186	2,066,211
Corvel Corp. (b)	44,212	2,232,706
Cross Country Healthcare, Inc. (b)	157,552	1,920,559
Digirad Corp.	52,208	86,143
Diplomat Pharmacy, Inc. (a)(b)	211,259	4,973,037
Diversicare Healthcare Services, Inc.	13,755	95,597
Five Star Sr Living, Inc. (b)	200,855	261,112
G1 Therapeutics, Inc. (a)	81,534	3,531,238
Genesis HealthCare, Inc. Class A (a)(b)	202,000	424,200
HealthEquity, Inc. (a)(b)	230,408	17,121,618
HealthSouth Corp.	436,027	28,232,748
InfuSystems Holdings, Inc. (b)	46,642	151,587
Innovative Industrial Properties, Inc.	26,663	1,001,729
Interpace Diagnostics Group, Inc. (a)(b)	84,688	70,291
Kindred Healthcare, Inc. (b)	404,966	3,624,446
LHC Group, Inc. (b)	129,617	9,976,620
LifePoint Hospitals, Inc. (a)(b)	174,674	9,231,521
Magellan Health Services, Inc. (b)	109,095	9,976,738
MEDNAX, Inc. (b)	416,333	19,088,868
Molina Healthcare, Inc. (a)(b)	205,523	17,455,068
National Healthcare Corp.	53,157	3,529,625
National Research Corp. Class A	41,327	1,423,715
National Vision Holdings, Inc. (a)	145,002	5,278,073
OptiNose, Inc. (a)	47,069	1,085,882
Owens & Minor, Inc.	275,011	4,482,679
Patterson Companies, Inc. (a)	387,000	8,096,040
Premier, Inc. (a)(b)	253,088	8,255,731
Providence Service Corp. (b)	55,715	4,011,480
Psychemedics Corp.	24,573	489,003
Quorum Health Corp. (a)(b)	123,157	504,944
R1 RCM, Inc. (b)	370,974	2,941,824
RadNet, Inc. (b)	138,775	1,762,443
Select Medical Holdings Corp. (b)	473,830	8,576,323
Sharps Compliance Corp. (b)	38,932	144,048
SunLink Health Systems, Inc. (b)	10,217	14,243
Surgery Partners, Inc. (a)(b)	85,904	1,395,940
Tenet Healthcare Corp. (a)(b)	364,359	12,909,239
The Ensign Group, Inc.	217,862	7,975,928
Tivity Health, Inc. (a)(b)	152,159	5,333,173
Triple-S Management Corp. (a)(b)	105,454	3,864,889
U.S. Physical Therapy, Inc.	56,068	5,233,948
Wellcare Health Plans, Inc. (b)	195,690	43,378,602
		341,286,804
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)(b)	800,645	10,128,159
Arrhythmia Research Technology, Inc. (b)	9,913	36,381
athenahealth, Inc. (b)	177,154	26,656,362
Castlight Health, Inc. Class B (b)	314,462	1,132,063
Computer Programs & Systems, Inc.	49,251	1,603,120
Evolent Health, Inc. (a)(b)	269,471	5,510,682
HealthStream, Inc.	115,141	3,206,677
HMS Holdings Corp. (b)	371,818	8,042,423
HTG Molecular Diagnostics (b)	125,576	480,956
iCAD, Inc. (b)	51,129	172,816
Inovalon Holdings, Inc. Class A (a)(b)	288,458	2,999,963
Medical Transcription Billing Corp. (a)(b)	30,694	106,508
Medidata Solutions, Inc. (a)(b)	268,397	20,709,513
NantHealth, Inc. (a)(b)	151,574	518,383
Omnicell, Inc. (b)	171,436	7,980,346
Quality Systems, Inc. (b)	210,000	3,696,000
Simulations Plus, Inc.	44,648	857,242
Streamline Health Solutions, Inc. (a)(b)	74,551	108,099
Tabula Rasa HealthCare, Inc. (a)(b)	58,682	3,201,103
Teladoc, Inc. (a)(b)	226,627	11,535,314
Valeritas Holdings, Inc. (b)	52,855	78,754
Veeva Systems, Inc. Class A (b)	516,917	39,988,699
Vocera Communications, Inc. (a)(b)	130,621	3,529,379
		152,278,942
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	122,456	2,498,102
Bio-Rad Laboratories, Inc. Class A (b)	89,556	25,714,214
Bio-Techne Corp.	165,492	24,876,757
Bioanalytical Systems, Inc. (b)	4,687	7,546
Bruker Corp.	448,968	13,590,261
Cambrex Corp. (a)(b)	148,440	6,724,332
Charles River Laboratories International, Inc. (b)	209,149	22,487,700
ChromaDex, Inc. (a)(b)	94,205	317,471
Codexis, Inc. (b)	179,904	2,698,560
Enzo Biochem, Inc. (b)	184,150	1,196,975
Fluidigm Corp. (a)(b)	119,521	665,732
Harvard Bioscience, Inc. (b)	111,418	490,239
Luminex Corp.	189,678	5,371,681
Medpace Holdings, Inc. (b)	50,905	2,146,155
Nanostring Technologies, Inc. (b)	83,396	1,074,974
NeoGenomics, Inc. (a)(b)	260,050	3,016,580
Pacific Biosciences of California, Inc. (a)(b)	465,028	1,176,521
PRA Health Sciences, Inc. (b)	220,042	18,681,566
Syneos Health, Inc. (a)(b)	249,175	10,714,525
		143,449,891
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	160,628	546,135
Acer Therapeutics, Inc. (b)	3,397	60,636
Aclaris Therapeutics, Inc. (a)(b)	117,559	2,124,291
Adamis Pharmaceuticals Corp. (a)(b)	122,410	526,363
Aerie Pharmaceuticals, Inc. (a)(b)	172,436	8,845,967
Agile Therapeutics, Inc. (a)(b)	73,763	41,307
Akcea Therapeutics, Inc. (a)	77,026	1,867,110
Akorn, Inc. (b)	405,401	5,663,452
Alimera Sciences, Inc. (a)(b)	102,415	80,293
Amneal Pharmaceuticals, Inc. (a)(b)	325,117	6,417,810
Amphastar Pharmaceuticals, Inc. (a)(b)	158,581	2,505,580
Ampio Pharmaceuticals, Inc. (a)(b)	318,736	580,100
ANI Pharmaceuticals, Inc. (b)	43,070	2,725,900
ANI Pharmaceuticals, Inc. rights (b)(d)	58,183	1
Apricus Biosciences, Inc. (b)	98,832	27,673
Aradigm Corp. (a)(b)	45,769	63,619
Aratana Therapeutics, Inc. (b)	155,922	795,202
Assembly Biosciences, Inc. (a)(b)	77,499	3,277,433
AstraZeneca PLC rights (b)(d)	21,542	0
Athenex, Inc. (a)	166,750	2,671,335
Axsome Therapeutics, Inc. (a)(b)	61,057	204,541
Bio Path Holdings, Inc. (a)(b)	34,609	55,720
Biodelivery Sciences International, Inc. (a)(b)	266,001	678,303
BioPharmX Corp. (a)(b)	606,822	171,731
Catalent, Inc. (b)	595,357	23,373,716
Cerecor, Inc. (a)(b)	45,961	190,738
Chiasma, Inc. (a)(b)	30,058	45,087
Clearside Biomedical, Inc. (b)	128,137	1,263,431
Collegium Pharmaceutical, Inc. (a)(b)	93,624	2,117,775
ContraVir Pharmaceuticals, Inc. (a)(b)	44,203	78,681
Corcept Therapeutics, Inc. (a)(b)	426,075	7,882,388
Corium International, Inc. (a)(b)	125,209	1,069,285
CorMedix, Inc. (a)(b)	246,421	56,677
Cumberland Pharmaceuticals, Inc. (b)	33,632	198,765
CymaBay Therapeutics, Inc. (a)(b)	265,558	3,444,287
DepoMed, Inc. (a)(b)	279,603	1,739,131
Dermira, Inc. (a)(b)	147,210	1,277,783
Dova Pharmaceuticals, Inc. (a)	58,628	1,289,230
Durect Corp. (b)	716,930	1,376,506
Egalet Corp. (a)(b)	234,546	107,680
Endo International PLC (b)	888,794	5,590,514
Endocyte, Inc. (a)(b)	255,619	3,494,312
Evofem Biosciences, Inc. (a)(b)	3,247	11,916
Evoke Pharma, Inc. (b)	15,864	46,323
Evolus, Inc. (b)	23,782	582,659
Eyepoint Pharmaceuticals, Inc. (a)(b)	200,166	434,360
Flex Pharma, Inc. (a)(b)	43,126	163,879
Gemphire Therapeutics, Inc. (a)(b)	34,369	213,088
Horizon Pharma PLC (a)(b)	727,591	11,859,733
Imprimis Pharmaceuticals, Inc. (a)(b)	47,994	107,027
InflaRx NV (a)(b)	32,900	1,254,806
Innoviva, Inc. (a)(b)	340,069	5,029,621
Intersect ENT, Inc. (b)	124,810	5,323,147
Intra-Cellular Therapies, Inc. (a)(b)	210,793	4,907,261
Jaguar Health, Inc. (a)(b)	448,963	58,994
Jazz Pharmaceuticals PLC (b)	264,208	44,651,152
Juniper Pharmaceuticals, Inc. (b)	42,963	371,630
Kala Pharmaceuticals, Inc. (a)	26,201	399,303
KemPharm, Inc. (a)(b)	54,249	336,344
Lannett Co., Inc. (a)(b)	132,787	2,197,625
Lipocine, Inc. (a)(b)	73,787	87,069
Mallinckrodt PLC (a)(b)	417,514	7,035,111
Marinus Pharmaceuticals, Inc. (a)(b)	116,446	727,788
Melinta Therapeutics, Inc. (a)(b)	84,105	550,888
Mersana Therapeutics, Inc. (a)	32,098	671,811
Mustang Bio, Inc. (b)	12,904	95,748
MyoKardia, Inc. (a)(b)	90,688	4,316,749
Neos Therapeutics, Inc. (a)(b)	97,688	659,394
NovaBay Pharmaceuticals, Inc. (a)(b)	5,692	12,522
Novan, Inc. (b)	36,199	114,027
Novus Therapeutics, Inc. (b)	3,220	26,018
Ocular Therapeutix, Inc. (a)(b)	145,435	984,595
Odonate Therapeutics, Inc. (a)(b)	42,000	1,007,580
Omeros Corp. (a)(b)	204,830	4,182,629
Onconova Therapeutics, Inc. (a)(b)	3,480	1,357
Otonomy, Inc. (b)	111,539	490,772
Pacira Pharmaceuticals, Inc. (a)(b)	178,706	6,120,681
Pain Therapeutics, Inc. (a)(b)	20,714	205,690
Paratek Pharmaceuticals, Inc. (a)(b)	124,492	1,300,941
Pernix Therapeutics Holdings, Inc. (a)(b)	30,899	71,686
Phibro Animal Health Corp. Class A	88,806	4,014,031
Plx Pharma PLC/New (b)	4,428	19,040
Prestige Brands Holdings, Inc. (a)(b)	233,489	7,805,537
Pulmatrix, Inc. (b)	141,136	66,927
Reata Pharmaceuticals, Inc. (a)(b)	49,848	1,769,106
resTORbio, Inc. (a)(b)	42,200	413,138
Revance Therapeutics, Inc. (a)(b)	125,702	3,507,086
Rhythm Pharmaceuticals, Inc. (a)	41,677	1,339,082
Ritter Pharmaceuticals, Inc. (a)(b)	2,961	10,660
scPharmaceuticals, Inc. (a)(b)	23,800	236,572
SCYNEXIS, Inc. (a)(b)	102,549	184,588
Sonoma Pharmaceuticals, Inc. (b)	13,177	50,204
Spero Therapeutics, Inc. (a)(b)	8,100	86,184
Supernus Pharmaceuticals, Inc. (a)(b)	233,651	13,166,234
Teligent, Inc. (a)(b)	188,677	526,409
Tetraphase Pharmaceuticals, Inc. (a)(b)	225,292	840,339
The Medicines Company (a)(b)	288,424	9,766,037
TherapeuticsMD, Inc. (a)(b)	789,860	4,668,073
Theravance Biopharma, Inc. (a)(b)	188,418	4,586,094
Titan Pharmaceuticals, Inc. (a)(b)	68,182	64,773
VIVUS, Inc. (a)(b)	380,623	287,370
WAVE Life Sciences (a)(b)	65,048	3,027,984
Zogenix, Inc. (a)(b)	151,516	6,447,006
Zynerba Pharmaceuticals, Inc. (a)(b)	45,110	481,324
		264,502,210

TOTAL HEALTH CARE		2,586,189,537

INDUSTRIALS - 13.5%
Aerospace & Defense - 1.5%
AAR Corp.	143,570	6,416,143
Aerojet Rocketdyne Holdings, Inc. (a)(b)	334,458	9,679,215
AeroVironment, Inc. (a)(b)	94,671	5,477,664
Air Industries Group, Inc. (b)	217	369
Arotech Corp. (b)	107,505	408,519
Astronics Corp. (a)(b)	94,609	3,330,237
Astrotech Corp. (a)(b)	7,902	15,172
Axon Enterprise, Inc. (a)(b)	252,991	16,110,467
BWX Technologies, Inc.	445,368	29,723,860
CPI Aerostructures, Inc. (b)	20,017	204,173
Cubic Corp. (a)	113,685	7,906,792
Curtiss-Wright Corp.	195,015	24,815,659
Ducommun, Inc. (b)	49,143	1,659,068
Engility Holdings, Inc. (b)	78,098	2,455,401
Esterline Technologies Corp. (b)	117,261	8,554,190
HEICO Corp. (a)	146,020	13,413,397
HEICO Corp. Class A	254,879	19,383,548
Hexcel Corp.	396,604	28,091,461
Innovative Solutions & Support, Inc. (b)	34,266	99,371
KEYW Holding Corp. (a)(b)	214,080	2,023,056
KLX, Inc. (b)	226,722	16,738,885
Kratos Defense & Security Solutions, Inc. (a)(b)	383,886	4,295,684
Mercury Systems, Inc. (a)(b)	216,006	7,977,102
Micronet Enertec Technologies, Inc. (a)(b)	8,571	11,485
Moog, Inc. Class A	144,025	11,742,358
National Presto Industries, Inc. (a)	24,898	2,810,984
Orbital ATK, Inc.	254,043	33,970,630
SIFCO Industries, Inc. (b)	8,947	47,866
Sparton Corp. (b)	47,425	879,734
Spirit AeroSystems Holdings, Inc. Class A	504,745	42,756,949
Teledyne Technologies, Inc. (b)	159,982	32,229,974
Triumph Group, Inc.	220,034	4,664,721
Vectrus, Inc. (b)	47,874	1,535,319
Wesco Aircraft Holdings, Inc. (b)	267,984	3,081,816
		342,511,269
Air Freight & Logistics - 0.3%
Air T, Inc. (b)	1,113	34,670
Air Transport Services Group, Inc. (b)	206,448	4,335,408
Atlas Air Worldwide Holdings, Inc. (b)	112,949	7,697,474
Echo Global Logistics, Inc. (a)(b)	121,080	3,366,024
Forward Air Corp.	135,469	8,036,021
Hub Group, Inc. Class A (b)	150,838	7,534,358
Radiant Logistics, Inc. (b)	144,096	583,589
XPO Logistics, Inc. (a)(b)	437,815	46,080,029
		77,667,573
Airlines - 0.3%
Allegiant Travel Co. (a)	55,876	8,456,833
Hawaiian Holdings, Inc.	232,578	8,605,386
JetBlue Airways Corp. (a)(b)	1,413,297	26,697,180
SkyWest, Inc.	231,906	13,218,642
Spirit Airlines, Inc. (a)(b)	304,619	11,176,471
		68,154,512
Building Products - 1.0%
AAON, Inc.	180,990	5,520,195
Advanced Drain Systems, Inc. Del	187,037	5,424,073
American Woodmark Corp. (a)(b)	63,037	6,499,115
Apogee Enterprises, Inc. (a)	129,908	5,670,484
Armstrong World Industries, Inc. (b)	235,522	14,272,633
Builders FirstSource, Inc. (b)	494,154	9,675,535
Continental Building Products, Inc. (b)	175,679	5,314,290
CSW Industrials, Inc. (b)	72,814	3,538,760
GCP Applied Technologies, Inc. (b)	318,839	10,091,254
Gibraltar Industries, Inc. (a)(b)	140,820	5,583,513
GMS, Inc. (b)	141,920	4,250,504
Griffon Corp.	137,012	3,110,172
Insteel Industries, Inc.	77,676	2,429,705
Jeld-Wen Holding, Inc. (b)	297,233	8,135,267
Lennox International, Inc. (a)	167,449	34,044,056
Masonite International Corp. (b)	126,617	8,369,384
NCI Building Systems, Inc. (b)	200,040	3,830,766
Owens Corning	497,297	31,439,116
Patrick Industries, Inc. (a)(b)	106,201	6,435,781
PGT, Inc. (b)	222,722	4,610,345
Quanex Building Products Corp.	151,050	2,537,640
Simpson Manufacturing Co. Ltd.	185,915	11,770,279
Tecogen, Inc. New (a)(b)	6,158	22,661
Trex Co., Inc. (b)	132,971	15,667,973
Universal Forest Products, Inc.	270,889	9,963,297
USG Corp. (b)	390,106	16,181,597
		234,388,395
Commercial Services & Supplies - 1.6%
ABM Industries, Inc. (a)	289,479	8,238,572
ACCO Brands Corp.	475,103	6,128,829
Acme United Corp.	1,357	30,668
ADS Waste Holdings, Inc. (b)	190,695	4,458,449
Amrep Corp. (b)	2,745	19,242
Aqua Metals, Inc. (a)(b)	119,355	414,162
ARC Document Solutions, Inc. (b)	152,363	297,108
Avalon Holdings Corp. Class A (b)	128	288
Brady Corp. Class A	217,590	8,486,010
Casella Waste Systems, Inc. Class A (b)	167,872	3,958,422
CECO Environmental Corp.	121,214	692,132
Cemtrex, Inc. (a)(b)	35,054	77,820
Clean Harbors, Inc. (b)	226,019	11,979,007
Command Security Corp. (b)	4,127	6,644
CompX International, Inc. Class A	729	10,352
Copart, Inc. (b)	897,139	49,190,131
Covanta Holding Corp. (a)	578,029	9,421,873
Deluxe Corp.	211,910	14,100,491
Ecology & Environment, Inc. Class A	5,634	72,960
Ennis, Inc.	117,199	2,138,882
Essendant, Inc.	162,977	2,280,048
Evoqua Water Technologies Corp. (b)	249,994	4,822,384
Fuel Tech, Inc. (a)(b)	72,552	83,435
Healthcare Services Group, Inc. (a)	321,337	11,616,333
Heritage-Crystal Clean, Inc. (b)	68,983	1,400,355
Herman Miller, Inc.	265,647	8,699,939
HNI Corp.	197,609	7,333,270
Hudson Technologies, Inc. (a)(b)	168,025	369,655
Industrial Services of America, Inc. (b)	12,843	27,099
InnerWorkings, Inc. (a)(b)	199,597	1,754,458
Interface, Inc.	269,580	6,119,466
Intersections, Inc. (a)(b)	42,827	96,789
KAR Auction Services, Inc.	595,589	31,429,232
Kimball International, Inc. Class B	162,059	2,633,459
Knoll, Inc.	222,691	4,498,358
LSC Communications, Inc.	153,886	1,948,197
Matthews International Corp. Class A (a)	146,544	8,059,920
McGrath RentCorp.	112,496	7,321,240
Mobile Mini, Inc.	203,358	9,273,125
Msa Safety, Inc.	154,258	14,345,994
Multi-Color Corp. (a)	61,479	4,266,643
NL Industries, Inc. (b)	19,361	179,089
Odyssey Marine Exploration, Inc. (a)(b)	33,792	306,831
Performant Financial Corp. (b)	101,625	225,608
Perma-Fix Environmental Services, Inc. (b)	24,334	114,370
Pitney Bowes, Inc.	812,456	7,230,858
Quad/Graphics, Inc.	135,690	2,682,591
Quest Resource Holding Corp. (a)(b)	36,362	69,815
R.R. Donnelley & Sons Co. (a)	314,030	1,959,547
Rollins, Inc.	429,467	21,374,573
SP Plus Corp. (b)	102,726	3,698,136
Steelcase, Inc. Class A	394,969	5,687,554
Team, Inc. (a)(b)	135,303	2,875,189
Tetra Tech, Inc.	247,371	13,593,036
The Brink's Co.	226,353	17,938,475
U.S. Ecology, Inc.	96,736	5,862,202
UniFirst Corp.	69,376	12,321,178
Viad Corp.	92,139	4,874,153
Virco Manufacturing Co.	17,110	83,839
VSE Corp.	36,031	1,780,292
		350,958,777
Construction & Engineering - 0.7%
AECOM (a)(b)	696,973	23,000,109
Aegion Corp. (b)	149,994	3,854,846
Ameresco, Inc. Class A (b)	80,886	966,588
Argan, Inc.	64,740	2,505,438
Comfort Systems U.S.A., Inc.	169,941	7,961,736
Dycom Industries, Inc. (a)(b)	136,274	12,695,286
EMCOR Group, Inc.	258,223	19,606,872
Goldfield Corp.	101,619	442,043
Granite Construction, Inc. (a)	180,506	10,265,376
Great Lakes Dredge & Dock Corp. (b)	250,064	1,256,572
HC2 Holdings, Inc. (b)	171,542	1,054,983
Ies Holdings, Inc. (a)(b)	36,498	644,190
KBR, Inc.	630,379	11,611,581
Keane Group, Inc. (a)(b)	231,306	3,388,633
Layne Christensen Co. (a)(b)	94,105	1,434,160
MasTec, Inc. (a)(b)	290,091	13,532,745
MYR Group, Inc. (b)	77,211	3,014,317
Northwest Pipe Co. (b)	42,043	885,005
NV5 Holdings, Inc. (b)	35,335	2,219,038
Orion Group Holdings, Inc. (b)	118,649	920,716
Primoris Services Corp.	193,379	5,041,391
Sterling Construction Co., Inc. (b)	119,336	1,516,761
Tutor Perini Corp. (a)(b)	176,871	3,502,046
Valmont Industries, Inc.	103,106	15,068,942
		146,389,374
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	31,810	1,538,332
American Electric Technologies, Inc. (b)	11,601	8,469
American Superconductor Corp. (a)(b)	66,860	465,346
AZZ, Inc.	119,655	5,175,079
Babcock & Wilcox Enterprises, Inc. (a)(b)	785,338	1,939,785
Broadwind Energy, Inc. (b)	61,516	157,481
Capstone Turbine Corp. (a)(b)	208,741	329,811
Encore Wire Corp.	92,696	4,486,486
Energous Corp. (a)(b)	89,576	1,650,886
Energy Focus, Inc. (a)(b)	31,432	74,808
EnerSys	185,724	14,841,205
Enphase Energy, Inc. (a)(b)	344,622	1,974,684
EnSync, Inc. (a)(b)	116,581	40,430
Espey Manufacturing & Electronics Corp.	5,358	155,489
FuelCell Energy, Inc. (a)(b)	287,289	537,230
Generac Holdings, Inc. (b)	275,789	13,814,271
General Cable Corp. (a)	222,391	6,593,893
Hubbell, Inc. Class B	240,964	25,949,413
Ideal Power, Inc. (a)(b)	18,012	21,434
LSI Industries, Inc.	102,850	565,675
Ocean Power Technologies, Inc. (a)(b)	72,243	80,912
Orion Energy Systems, Inc. (a)(b)	83,634	71,825
Plug Power, Inc. (a)(b)	1,047,949	1,959,665
Polar Power, Inc. (a)(b)	7,315	45,572
Powell Industries, Inc.	39,054	1,320,416
Preformed Line Products Co.	11,919	918,359
Real Goods Solar, Inc. (a)(b)	43,365	49,436
Regal Beloit Corp.	197,617	15,700,671
Revolution Lighting Technologies, Inc. (a)(b)	38,380	163,499
Sensata Technologies, Inc. PLC (a)(b)	760,253	38,841,326
Sunrun, Inc. (a)(b)	291,244	3,524,052
Sunworks, Inc. (a)(b)	47,552	54,209
Thermon Group Holdings, Inc. (a)(b)	144,076	3,322,393
TPI Composites, Inc. (b)	67,536	1,776,197
Ultralife Corp. (b)	43,594	453,378
Vicor Corp. (b)	75,261	3,300,195
Vivint Solar, Inc. (a)(b)	111,777	447,108
		152,349,420
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	273,054	29,323,269
ITT, Inc.	390,147	20,139,388
Raven Industries, Inc.	161,156	6,091,697
		55,554,354
Machinery - 3.7%
Actuant Corp. Class A (a)	270,996	6,327,757
AGCO Corp.	295,460	18,791,256
Alamo Group, Inc.	43,276	3,990,480
Albany International Corp. Class A	129,645	7,973,168
Allison Transmission Holdings, Inc.	585,792	24,199,068
Altra Industrial Motion Corp. (a)	134,206	5,549,418
American Railcar Industries, Inc. (a)	34,464	1,401,651
Apergy Corp. (a)(b)	342,000	14,770,980
ARC Group Worldwide, Inc. (a)(b)	25,827	60,693
Art's-Way Manufacturing Co., Inc. (b)	9,831	27,527
Astec Industries, Inc.	88,018	5,149,933
Barnes Group, Inc.	219,896	13,066,220
Blue Bird Corp. (b)	45,864	859,950
Briggs & Stratton Corp.	195,366	3,604,503
Cactus, Inc. (b)	116,788	3,938,091
Chart Industries, Inc. (a)(b)	137,395	8,852,360
Chicago Rivet & Machine Co.	772	24,627
CIRCOR International, Inc. (a)	73,485	3,536,833
Colfax Corp. (b)	443,787	13,571,006
Columbus McKinnon Corp. (NY Shares)	93,121	3,858,003
Commercial Vehicle Group, Inc. (b)	112,254	890,174
Crane Co.	224,210	18,634,093
Dmc Global, Inc.	63,572	2,851,204
Donaldson Co., Inc.	575,045	27,142,124
Douglas Dynamics, Inc.	103,727	4,776,628
Eastern Co.	27,488	839,758
Energy Recovery, Inc. (a)(b)	154,766	1,286,105
EnPro Industries, Inc.	97,756	7,200,707
ESCO Technologies, Inc.	113,837	6,386,256
ExOne Co. (a)(b)	41,005	277,604
Federal Signal Corp.	275,224	6,575,101
Franklin Electric Co., Inc.	171,998	7,954,908
FreightCar America, Inc.	54,073	925,730
Gardner Denver Holdings, Inc.	315,932	10,384,685
Gates Industrial Corp. PLC (b)	185,739	2,760,082
Gencor Industries, Inc. (b)	30,519	477,622
Global Brass & Copper Holdings, Inc.	97,132	3,049,945
Gorman-Rupp Co.	86,284	2,879,297
Graco, Inc.	760,291	34,517,211
Graham Corp.	37,894	966,676
Greenbrier Companies, Inc. (a)	126,722	6,298,083
Harsco Corp. (b)	358,982	8,795,059
Hillenbrand, Inc.	284,341	13,264,508
Hurco Companies, Inc.	24,930	1,195,394
Hyster-Yale Materials Handling Class A	43,248	2,884,642
IDEX Corp.	337,221	46,765,808
Jason Industries, Inc. (b)	35,118	102,896
John Bean Technologies Corp.	142,368	12,571,094
Kadant, Inc.	49,681	4,846,382
Kennametal, Inc.	370,040	13,776,589
L.B. Foster Co. Class A (b)	42,631	989,039
Lincoln Electric Holdings, Inc.	268,874	24,091,110
Lindsay Corp.	47,752	4,699,752
LiqTech International, Inc. (a)(b)	90,569	58,870
Lydall, Inc. (b)	78,806	3,301,971
Manitex International, Inc. (b)	52,326	609,075
Manitowoc Co., Inc. (b)	157,256	3,851,199
Meritor, Inc. (b)	400,173	8,303,590
MFRI, Inc. (b)	13,428	126,223
Middleby Corp. (a)(b)	246,014	24,507,915
Milacron Holdings Corp. (b)	226,450	4,463,330
Miller Industries, Inc.	43,433	1,157,489
Mueller Industries, Inc.	262,365	7,923,423
Mueller Water Products, Inc. Class A	699,067	8,325,888
Navistar International Corp. New (b)	290,698	10,883,733
NN, Inc.	125,767	2,716,567
Nordson Corp.	226,694	28,479,567
Omega Flex, Inc.	25,039	1,741,212
Oshkosh Corp.	332,458	24,186,320
Park-Ohio Holdings Corp.	37,253	1,469,631
ProPetro Holding Corp. (a)(b)	316,764	5,153,750
Proto Labs, Inc. (a)(b)	111,573	13,455,704
RBC Bearings, Inc. (b)	108,095	13,588,622
Rexnord Corp. (b)	464,355	13,549,879
Spartan Motors, Inc.	147,713	2,289,552
SPX Corp. (a)(b)	198,522	6,801,364
SPX Flow, Inc. (b)	187,991	8,190,768
Standex International Corp.	58,129	5,798,368
Sun Hydraulics Corp.	130,382	6,487,808
Taylor Devices, Inc. (b)	3,820	39,231
Tennant Co.	79,161	6,237,887
Terex Corp.	342,872	13,570,874
The L.S. Starrett Co. Class A (a)	20,536	137,591
Timken Co.	299,014	14,143,362
Titan International, Inc.	216,636	2,515,144
Toro Co.	471,250	27,332,500
TriMas Corp. (b)	207,679	5,939,619
Trinity Industries, Inc.	660,688	22,787,129
Twin Disc, Inc. (b)	35,431	982,147
Wabash National Corp.	259,988	5,202,360
WABCO Holdings, Inc. (b)	224,415	27,138,506
Wabtec Corp. (a)	378,862	36,942,834
Watts Water Technologies, Inc. Class A	123,812	9,527,333
Woodward, Inc.	247,296	18,737,618
WSI Industries, Inc.	5,668	28,623
Xerium Technologies, Inc. (b)	47,721	352,181
		819,646,547
Marine - 0.1%
Genco Shipping & Trading Ltd. (b)	38,097	698,318
Kirby Corp. (a)(b)	238,101	21,595,761
Matson, Inc.	186,660	6,391,238
		28,685,317
Professional Services - 1.3%
Acacia Research Corp. (b)	246,355	948,467
Asgn, Inc. (b)	216,204	16,647,708
Barrett Business Services, Inc.	32,543	2,805,857
BG Staffing, Inc. (a)	29,747	549,427
CBIZ, Inc. (b)	258,362	5,335,175
CoStar Group, Inc. (b)	160,597	61,222,788
CRA International, Inc.	36,975	2,000,348
DLH Holdings Corp. (b)	2,300	12,259
Dun & Bradstreet Corp.	159,849	19,631,056
Exponent, Inc.	117,241	11,524,790
Forrester Research, Inc.	46,079	1,946,838
Franklin Covey Co. (b)	52,794	1,480,872
FTI Consulting, Inc. (b)	168,091	10,419,961
General Employment Enterprises, Inc. (a)(b)	3,794	9,447
GP Strategies Corp. (b)	68,198	1,312,812
Heidrick & Struggles International, Inc.	90,530	3,422,034
Hill International, Inc. (b)	149,735	831,029
Hudson Global, Inc. (b)	74,637	121,658
Huron Consulting Group, Inc. (b)	98,046	3,970,863
ICF International, Inc.	87,475	6,180,109
Insperity, Inc.	162,713	14,969,596
Kelly Services, Inc. Class A (non-vtg.)	143,305	3,211,465
Kforce, Inc.	107,981	3,633,561
Korn/Ferry International	250,799	13,713,689
Lightbridge Corp. (a)(b)	12,874	14,548
Manpower, Inc.	289,063	26,015,670
Marathon Patent Group, Inc. (a)(b)	54,865	76,262
Mastech Digital, Inc. (b)	3,140	48,796
MISTRAS Group, Inc. (b)	76,579	1,474,146
Navigant Consulting, Inc. (b)	207,969	5,066,125
RCM Technologies, Inc.	26,829	141,121
Resources Connection, Inc.	147,742	2,459,904
RPX Corp.	226,854	2,370,624
Spherix, Inc. (a)(b)	4,801	5,137
TransUnion Holding Co., Inc.	660,102	45,282,997
TriNet Group, Inc. (b)	182,827	9,806,840
TrueBlue, Inc. (b)	193,372	4,988,998
Volt Information Sciences, Inc. (b)	57,341	172,023
WageWorks, Inc. (b)	175,258	8,315,992
Willdan Group, Inc. (a)(b)	32,802	934,857
		293,075,849
Road & Rail - 0.9%
AMERCO	30,439	9,829,971
ArcBest Corp.	116,882	5,546,051
Avis Budget Group, Inc. (a)(b)	313,221	12,212,487
Covenant Transport Group, Inc. Class A (b)	52,825	1,588,976
Daseke, Inc. (b)	224,915	2,141,191
Genesee & Wyoming, Inc. Class A(a)(b)	275,783	21,541,410
Heartland Express, Inc. (a)	226,325	4,227,751
Knight-Swift Transportation Holdings, Inc. Class A	562,740	22,892,263
Landstar System, Inc.	185,542	21,040,463
Marten Transport Ltd.	176,402	4,021,966
Old Dominion Freight Lines, Inc.	303,278	47,299,237
P.A.M. Transportation Services, Inc. (b)	12,026	488,256
Patriot Transportation Holding, Inc. (b)	5,823	109,181
Roadrunner Transportation Systems, Inc. (b)	119,733	216,717
Ryder System, Inc.	236,728	15,879,714
Saia, Inc. (b)	114,875	9,465,700
Schneider National, Inc. Class B	132,107	3,894,514
U.S.A. Truck, Inc. (b)	31,657	734,759
Universal Logistics Holdings, Inc.	36,649	912,560
Werner Enterprises, Inc. (a)	201,196	7,886,883
YRC Worldwide, Inc. (b)	143,374	1,536,969
		193,467,019
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (b)	740	11,026
Air Lease Corp. Class A	421,268	18,708,512
Aircastle Ltd.	248,136	5,300,185
Applied Industrial Technologies, Inc.	170,883	11,919,089
Beacon Roofing Supply, Inc. (b)	297,548	12,467,261
BlueLinx Corp. (b)	35,372	1,434,335
BMC Stock Holdings, Inc. (a)(b)	269,547	5,485,281
CAI International, Inc. (a)(b)	69,862	1,677,387
DXP Enterprises, Inc. (b)	74,977	2,925,603
EnviroStar, Inc. (a)	8,419	324,132
GATX Corp.	167,377	12,034,406
General Finance Corp. (b)	1,148	12,341
H&E Equipment Services, Inc.	137,617	4,757,420
HD Supply Holdings, Inc. (b)	826,472	33,662,205
Herc Holdings, Inc. (b)	127,058	6,943,720
Houston Wire & Cable Co. (b)	69,133	570,347
Huttig Building Products, Inc. (a)(b)	74,305	419,823
Kaman Corp.	123,042	8,707,682
Lawson Products, Inc. (b)	23,255	559,283
MRC Global, Inc. (b)	424,109	8,757,851
MSC Industrial Direct Co., Inc. Class A	203,170	18,657,101
Nexeo Solutions, Inc. (b)	267,934	2,593,601
Now, Inc. (a)(b)	469,634	6,603,054
Rush Enterprises, Inc. Class A (b)	159,984	6,884,112
SiteOne Landscape Supply, Inc. (a)(b)	179,196	13,556,177
Titan Machinery, Inc. (a)(b)	86,033	1,556,337
Transcat, Inc. (b)	4,785	86,848
Triton International Ltd.	208,733	7,265,996
Univar, Inc. (b)	502,002	13,689,595
Veritiv Corp. (b)	49,470	1,644,878
Watsco, Inc. (a)	141,672	26,070,481
WESCO International, Inc. (b)	206,108	12,232,510
Willis Lease Finance Corp. (b)	19,324	616,242
		248,134,821
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (a)	359,280	13,904,136

TOTAL INDUSTRIALS		3,024,887,363

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.5%
ADTRAN, Inc.	229,641	3,203,492
Aerohive Networks, Inc. (a)(b)	133,582	535,664
Applied Optoelectronics, Inc. (a)(b)	84,145	3,935,462
Arista Networks, Inc. (a)(b)	208,550	52,462,838
Arris International PLC (b)	773,261	19,548,038
Aviat Networks, Inc. (b)	18,281	320,649
Black Box Corp.	75,745	181,788
CalAmp Corp. (b)	170,320	3,614,190
Calix Networks, Inc. (a)(b)	184,979	1,257,857
Carvana Co. Class A (a)(b)	124,904	3,603,480
Ciena Corp. (a)(b)	641,980	14,797,639
Clearfield, Inc. (a)(b)	45,932	496,066
ClearOne, Inc.	17,545	106,147
CommScope Holding Co., Inc. (b)	857,026	25,128,002
Communications Systems, Inc.	9,294	37,641
Comtech Telecommunications Corp.	104,409	3,268,002
Dasan Zhone Solutions, Inc. (b)	16,898	169,487
Digi International, Inc. (b)	109,744	1,284,005
EchoStar Holding Corp. Class A (b)	217,069	10,210,926
EMCORE Corp. (a)(b)	119,065	607,232
Extreme Networks, Inc. (b)	506,123	4,357,719
Finisar Corp. (a)(b)	509,880	8,265,155
Harmonic, Inc. (a)(b)	400,488	1,541,879
Infinera Corp. (a)(b)	670,289	5,898,543
InterDigital, Inc.	153,242	12,083,132
KVH Industries, Inc. (b)	54,401	601,131
Lantronix, Inc. (b)	2,994	9,760
Lumentum Holdings, Inc. (a)(b)	276,561	16,247,959
NETGEAR, Inc. (a)(b)	139,140	8,411,013
NetScout Systems, Inc. (a)(b)	384,748	10,388,196
Network-1 Security Solutions, Inc.	45,735	132,632
Oclaro, Inc. (b)	761,725	6,520,366
Optical Cable Corp. (b)	11,466	33,251
Palo Alto Networks, Inc. (a)(b)	405,578	84,396,726
Parkervision, Inc. (a)(b)	61,411	43,633
PC-Tel, Inc.	66,388	441,480
Plantronics, Inc.	152,688	11,123,321
Quantenna Communications, Inc. (a)(b)	101,135	1,618,160
Relm Wireless Corp.	69,394	270,637
Resonant, Inc. (a)(b)	90,517	398,275
Sonus Networks, Inc. (b)	234,277	1,419,719
Technical Communications Corp. (b)	2,835	13,183
Tessco Technologies, Inc.	22,372	404,933
Ubiquiti Networks, Inc. (a)(b)	101,202	8,358,273
ViaSat, Inc. (a)(b)	244,312	15,296,374
Viavi Solutions, Inc. (b)	1,033,842	9,831,837
Westell Technologies, Inc. Class A (b)	37,506	109,142
xG Technology, Inc. (a)(b)	3,437	2,337
		352,987,371
Electronic Equipment & Components - 3.1%
ADDvantage Technologies Group, Inc. (b)	11,928	15,745
ADT, Inc. (a)	510,016	3,835,320
Akoustis Technologies, Inc. (a)(b)	45,754	302,891
Anixter International, Inc. (b)	129,093	7,906,946
Applied DNA Sciences, Inc. (b)	85,045	126,717
Arrow Electronics, Inc. (b)	386,600	28,654,792
Avnet, Inc.	531,257	20,251,517
AVX Corp.	233,323	3,567,509
Badger Meter, Inc.	134,935	5,903,406
Bel Fuse, Inc. Class B (non-vtg.)	44,160	852,288
Belden, Inc. (a)	185,976	10,277,034
Benchmark Electronics, Inc.	225,726	6,252,610
Cardtronics PLC (a)(b)	207,708	5,329,787
Casa Systems, Inc. (a)(b)	335,000	6,435,350
CDW Corp.	678,686	54,328,814
ClearSign Combustion Corp. (a)(b)	89,860	179,720
Cognex Corp.	768,152	35,112,228
Coherent, Inc. (a)(b)	109,894	18,357,793
Control4 Corp. (b)	95,917	2,377,782
CTS Corp.	150,687	4,897,328
CUI Global, Inc. (a)(b)	87,433	243,064
Daktronics, Inc.	190,874	1,528,901
Data I/O Corp. (b)	25,864	179,238
Dell Technologies, Inc. (b)	885,871	71,454,355
Digital Ally, Inc. (a)(b)	15,000	38,250
Dolby Laboratories, Inc. Class A	274,473	17,236,904
DPW Holdings, Inc. (a)(b)	141,049	90,271
Dynasil Corp. of America (b)	9,408	12,701
Echelon Corp. (b)	10,844	46,738
Electro Scientific Industries, Inc. (a)(b)	147,096	2,886,024
eMagin Corp. (a)(b)	60,537	90,806
ePlus, Inc. (b)	66,310	6,030,895
Fabrinet (a)	169,751	5,963,353
FARO Technologies, Inc. (b)	77,110	4,136,952
Fitbit, Inc. (a)(b)	784,586	4,260,302
Frequency Electronics, Inc. (b)	18,354	148,300
I. D. Systems Inc. (b)	43,008	246,006
Identiv, Inc. (b)	44,930	186,460
IEC Electronics Corp. (b)	18,101	97,021
II-VI, Inc. (a)(b)	246,106	10,816,359
Image Sensing Systems, Inc. (b)	9,763	40,028
Insight Enterprises, Inc. (b)	156,429	7,336,520
Intellicheck, Inc. (a)(b)	10,716	24,968
Iteris, Inc. (a)(b)	124,948	640,983
Itron, Inc. (b)	154,979	8,849,301
Jabil, Inc.	773,220	21,866,662
KEMET Corp. (b)	214,730	4,290,305
KEY Tronic Corp. (b)	23,864	200,696
Keysight Technologies, Inc. (b)	843,724	49,560,348
Kimball Electronics, Inc. (b)	122,862	2,297,519
Knowles Corp. (a)(b)	397,367	5,761,822
LGL Group, Inc. (b)	5,265	28,168
LightPath Technologies, Inc. Class A (a)(b)	76,597	161,620
Littelfuse, Inc.	110,428	23,968,397
LRAD Corp. (b)	77,211	162,143
Luna Innovations, Inc. (b)	137,097	459,275
Maxwell Technologies, Inc. (a)(b)	125,294	645,264
Mesa Laboratories, Inc. (a)	15,120	2,405,290
Methode Electronics, Inc. Class A	168,150	6,751,223
MicroVision, Inc. (a)(b)	347,500	566,425
MTS Systems Corp.	82,266	4,310,738
Napco Security Technolgies, Inc. (b)	36,465	432,110
National Instruments Corp.	489,894	20,389,388
Neonode, Inc. (a)(b)	121,979	41,473
NetList, Inc. (a)(b)	140,493	24,600
Novanta, Inc. (b)	142,511	9,241,838
OSI Systems, Inc. (b)	80,447	5,517,055
Par Technology Corp. (b)	46,490	651,325
Park Electrochemical Corp.	84,819	1,753,209
PC Connection, Inc.	76,692	2,269,316
PC Mall, Inc. (a)(b)	33,187	404,881
Perceptron, Inc. (b)	33,349	320,484
Plexus Corp. (b)	155,046	9,015,925
RadiSys Corp. (a)(b)	140,804	104,716
Research Frontiers, Inc. (a)(b)	71,977	58,301
RF Industries Ltd.	13,982	99,272
Richardson Electronics Ltd.	36,856	358,977
Rogers Corp. (b)	80,748	9,202,042
Sanmina Corp. (b)	318,204	9,164,275
ScanSource, Inc. (b)	117,709	4,608,307
Sigmatron International, Inc. (b)	11,463	78,407
Superconductor Technologies, Inc. (a)(b)	28,045	24,960
SYNNEX Corp.	128,283	13,703,190
Systemax, Inc.	60,715	2,004,809
Tech Data Corp. (b)	151,995	13,194,686
Trimble, Inc. (b)	1,099,740	36,357,404
TTM Technologies, Inc. (a)(b)	417,774	7,532,465
VeriFone Systems, Inc. (b)	501,200	11,397,288
Vishay Intertechnology, Inc.	581,346	12,324,535
Vishay Precision Group, Inc. (b)	56,908	2,136,895
Wayside Technology Group, Inc.	13,442	189,532
Wireless Telecom Group, Inc. (a)(b)	35,461	81,206
Zebra Technologies Corp. Class A (b)	236,834	36,356,387
		690,025,430
Internet Software & Services - 3.0%
2U, Inc. (a)(b)	231,238	21,921,362
Alarm.com Holdings, Inc. (a)(b)	115,244	5,120,291
Amber Road, Inc. (b)	73,552	664,910
ANGI Homeservices, Inc. Class A (a)(b)	238,590	3,593,165
AppFolio, Inc. (b)	48,668	2,881,146
Apptio, Inc. Class A (b)	143,370	4,735,511
Autoweb, Inc. (b)	47,015	170,664
Benefitfocus, Inc. (a)(b)	103,236	3,463,568
BlackLine, Inc. (a)(b)	168,252	7,002,648
Blucora, Inc. (b)	212,805	8,075,950
Box, Inc. Class A (a)(b)	571,361	14,672,550
Bridgeline Digital, Inc. (a)(b)	970	1,339
Brightcove, Inc. (b)	145,383	1,490,176
BroadVision, Inc. (b)	7,417	13,351
Carbonite, Inc. (b)	99,504	3,860,755
Care.com, Inc. (b)	70,954	1,471,586
CarGurus, Inc. Class A (a)	44,814	1,486,032
ChannelAdvisor Corp. (b)	104,787	1,550,848
Cision Ltd. (a)(b)	152,852	2,253,038
Cloudera, Inc. (a)(b)	369,077	5,986,429
Cornerstone OnDemand, Inc. (b)	231,027	11,431,216
Coupa Software, Inc. (b)	119,734	6,391,401
Determine, Inc. (b)	72,810	119,408
DHI Group, Inc. (b)	207,864	478,087
eGain Communications Corp. (b)	75,007	960,090
Endurance International Group Holdings, Inc. (b)	330,404	2,957,116
Envestnet, Inc. (b)	198,068	10,477,797
Etsy, Inc. (b)	491,863	15,906,849
Five9, Inc. (a)(b)	238,014	8,304,308
Fusion Connect, Inc. (a)(b)	83,849	327,850
GlowPoint, Inc. (b)	321,954	61,815
GoDaddy, Inc. (a)(b)	523,666	37,489,249
Gogo, Inc. (a)(b)	269,962	1,384,905
GrubHub, Inc. (a)(b)	383,430	41,107,530
GTT Communications, Inc. (a)(b)	144,172	6,776,084
Hortonworks, Inc. (b)	275,253	4,893,998
IAC/InterActiveCorp (b)	334,131	51,837,083
Instructure, Inc. (b)	133,056	5,721,408
Internap Network Services Corp. (a)(b)	60,871	659,842
Inuvo, Inc. (a)(b)	97,208	72,119
iPass, Inc. (a)(b)	412,177	182,594
Issuer Direct Corp.	35,897	619,223
Izea, Inc. (a)(b)	24,901	38,099
j2 Global, Inc.	213,118	17,995,684
Leaf Group Ltd. (b)	42,441	415,922
Limelight Networks, Inc. (b)	563,986	2,763,531
Liquidity Services, Inc. (b)	96,138	543,180
LivePerson, Inc. (b)	248,504	4,808,552
LogMeIn, Inc.	229,690	24,783,551
Marchex, Inc. Class B	112,959	304,989
Marin Software, Inc. (b)	11,020	64,467
Match Group, Inc. (a)(b)	277,380	11,414,187
MeetMe, Inc. (a)(b)	309,415	1,129,365
MINDBODY, Inc. (a)(b)	130,876	5,156,514
MongoDB, Inc. Class A (a)	58,738	2,768,322
Net Element International, Inc. (a)(b)	15,898	108,106
New Relic, Inc. (a)(b)	191,442	19,448,593
NIC, Inc.	302,760	4,647,366
Nutanix, Inc. Class A (b)	286,390	15,307,546
Okta, Inc. (a)(b)	178,155	10,014,093
Pandora Media, Inc. (a)(b)	1,122,716	8,106,010
Professional Diversity Network, Inc. (a)(b)	5,792	18,303
Q2 Holdings, Inc. (b)	149,483	8,542,953
QuinStreet, Inc. (b)	158,196	2,168,867
Qumu Corp. (b)	84,064	192,507
Quotient Technology, Inc. (a)(b)	329,193	4,411,186
Reis, Inc.	36,313	784,361
Remark Holdings, Inc. (a)(b)	90,247	398,892
SecureWorks Corp. (b)	52,243	542,805
ShotSpotter, Inc. (a)	15,219	441,655
Shutterstock, Inc. (a)(b)	84,939	4,025,259
SPS Commerce, Inc. (b)	80,065	5,959,238
Stamps.com, Inc. (b)	72,257	18,122,056
Support.com, Inc. (b)	55,905	160,447
Synacor, Inc. (a)(b)	121,700	231,230
TechTarget, Inc. (b)	93,581	2,511,714
Telaria, Inc. (b)	117,265	479,614
The Trade Desk, Inc. (a)(b)	96,699	8,270,665
Tintri, Inc. (a)	35,517	15,674
Travelzoo, Inc. (b)	32,602	549,344
TrueCar, Inc. (b)	349,832	3,431,852
Twilio, Inc. Class A (a)(b)	304,436	16,430,411
Twitter, Inc. (b)	2,862,277	99,321,012
Veritone, Inc. (a)	26,779	546,292
Web.com Group, Inc. (b)	229,327	4,483,343
WPCS International, Inc. (a)(b)	9,975	15,661
XO Group, Inc. (b)	113,629	3,688,397
Yelp, Inc. (a)(b)	332,358	14,241,540
Yext, Inc. (a)(b)	294,326	4,529,677
Zillow Group, Inc.:
Class A (a)(b)	242,570	14,127,277
Class C (a)(b)	492,749	28,742,049
		675,777,649
IT Services - 3.6%
Acxiom Corp. (b)	352,678	10,329,939
ALJ Regional Holdings, Inc. (b)	9,858	16,069
Blackhawk Network Holdings, Inc. (b)	248,952	11,202,840
Booz Allen Hamilton Holding Corp. Class A	642,314	28,961,938
Broadridge Financial Solutions, Inc.	511,558	59,059,371
CACI International, Inc. Class A (b)	108,749	18,123,021
Cass Information Systems, Inc.	46,083	2,864,980
Computer Task Group, Inc. (b)	44,089	320,968
Conduent, Inc. (b)	870,380	16,754,815
Convergys Corp.	405,145	9,577,628
CoreLogic, Inc. (b)	362,718	19,017,305
CSG Systems International, Inc.	151,676	6,276,353
CSP, Inc.	3,555	33,879
Edgewater Technology, Inc. (a)(b)	28,583	154,634
EPAM Systems, Inc. (b)	224,106	27,605,377
Euronet Worldwide, Inc. (a)(b)	233,532	19,572,317
Everi Holdings, Inc. (b)	314,907	2,358,653
EVERTEC, Inc.	265,835	5,795,203
ExlService Holdings, Inc. (b)	155,709	8,827,143
First Data Corp. Class A (b)	1,945,868	36,971,492
FleetCor Technologies, Inc. (b)	395,793	78,901,335
Genpact Ltd.	689,564	20,707,607
Hackett Group, Inc.	117,252	1,887,757
Helios and Matheson Analytics, Inc. (a)(b)	264,734	114,259
Information Services Group, Inc. (b)	108,930	438,988
Innodata, Inc. (b)	58,124	72,655
Jack Henry & Associates, Inc.	344,116	43,035,147
Leidos Holdings, Inc.	625,195	37,549,212
ManTech International Corp. Class A	116,151	6,261,700
Mattersight Corp. (b)	47,315	127,751
Maximus, Inc.	289,199	17,612,219
ModusLink Global Solutions, Inc. (b)	126,815	259,971
MoneyGram International, Inc. (b)	143,814	953,487
Perficient, Inc. (b)	167,067	4,362,119
PFSweb, Inc. (a)(b)	60,946	652,122
Presidio, Inc. (a)(b)	148,180	1,982,648
PRG-Schultz International, Inc. (b)	115,194	1,111,622
Sabre Corp. (a)	994,350	24,371,519
Science Applications International Corp.	189,229	16,737,305
ServiceSource International, Inc. (b)	316,675	1,326,868
Square, Inc. (a)(b)	1,251,169	72,880,594
StarTek, Inc. (b)	46,338	314,635
Sykes Enterprises, Inc. (b)	182,449	5,135,939
Syntel, Inc. (a)(b)	175,574	5,530,581
Teradata Corp. (a)(b)	539,598	21,513,772
Travelport Worldwide Ltd.	565,401	9,917,134
Ttec Holdings, Inc.	72,337	2,553,496
Unisys Corp. (a)(b)	234,063	2,820,459
Virtusa Corp. (b)	123,714	6,006,315
WEX, Inc. (b)	175,683	30,886,828
WidePoint Corp. (a)(b)	269,166	145,350
Worldpay, Inc. (b)	1,308,482	103,985,065
		803,980,384
Semiconductors & Semiconductor Equipment - 2.8%
Acacia Communications, Inc. (a)(b)	84,057	2,718,403
Adesto Technologies Corp. (b)	57,618	524,324
Advanced Energy Industries, Inc. (b)	173,626	11,377,712
AEHR Test Systems (a)(b)	79,166	205,832
Alpha & Omega Semiconductor Ltd. (b)	95,564	1,484,109
Amkor Technology, Inc.(b)	574,885	5,231,454
Amtech Systems, Inc. (b)	54,052	532,953
Aquantia Corp. (a)(b)	38,055	455,138
Atomera, Inc. (b)	36,407	218,806
Axcelis Technologies, Inc. (b)	144,025	3,060,531
AXT, Inc. (a)(b)	166,392	1,206,342
Brooks Automation, Inc.	309,179	10,103,970
Cabot Microelectronics Corp.	115,575	13,079,623
Cavium, Inc. (b)	307,813	25,736,245
Ceva, Inc. (b)	103,384	3,484,041
Cirrus Logic, Inc. (a)(b)	278,826	10,450,398
Cohu, Inc. (a)	139,488	3,350,502
Cree, Inc. (a)(b)	430,758	20,081,938
CVD Equipment Corp. (a)(b)	12,898	91,576
CyberOptics Corp. (a)(b)	32,417	555,952
Cypress Semiconductor Corp.	1,585,132	26,091,273
Diodes, Inc. (b)	175,145	5,996,965
DSP Group, Inc. (b)	100,061	1,280,781
Entegris, Inc.	624,256	21,911,386
First Solar, Inc. (b)	360,064	24,343,927
FormFactor, Inc. (b)	335,308	4,543,423
GSI Technology, Inc. (b)	65,735	500,901
Ichor Holdings Ltd. (a)(b)	77,562	1,929,743
Impinj, Inc. (a)(b)	78,484	1,404,864
Inphi Corp. (a)(b)	190,525	6,435,935
Integrated Device Technology, Inc. (a)(b)	583,008	19,379,186
Intermolecular, Inc. (b)	45,789	65,478
Intest Corp. (b)	34,005	253,337
Kopin Corp. (a)(b)	265,387	936,816
Kulicke & Soffa Industries, Inc. (b)	322,075	7,755,566
Lattice Semiconductor Corp. (b)	557,001	3,202,756
MACOM Technology Solutions Holdings, Inc. (a)(b)	178,869	4,033,496
Marvell Technology Group Ltd. (a)	1,897,219	40,866,097
Maxim Integrated Products, Inc.	1,243,229	72,915,381
MaxLinear, Inc. Class A (a)(b)	267,497	4,908,570
MKS Instruments, Inc.	240,897	27,028,643
Monolithic Power Systems, Inc.	172,992	22,802,076
MoSys, Inc. (a)(b)	16,576	28,842
Nanometrics, Inc. (b)	114,026	4,785,671
NeoPhotonics Corp. (a)(b)	162,379	1,058,711
NVE Corp.	22,496	2,486,933
ON Semiconductor Corp. (b)	1,872,819	47,063,941
PDF Solutions, Inc. (a)(b)	125,323	1,584,083
Photronics, Inc. (b)	325,040	2,827,848
Pixelworks, Inc. (b)	116,018	481,475
Power Integrations, Inc.	133,482	10,031,172
QuickLogic Corp. (a)(b)	369,431	443,317
Rambus, Inc. (a)(b)	500,137	6,731,844
Rubicon Technology, Inc. (a)(b)	8,619	65,418
Rudolph Technologies, Inc. (b)	151,615	5,079,103
Semtech Corp. (b)	294,874	14,271,902
Sigma Designs, Inc. (b)	171,877	1,065,637
Silicon Laboratories, Inc. (b)	191,641	20,237,290
SMART Global Holdings, Inc. (a)	25,016	1,113,962
SolarEdge Technologies, Inc. (a)(b)	160,009	8,936,503
SunPower Corp. (a)(b)	261,809	2,196,578
Synaptics, Inc. (a)(b)	152,288	6,402,188
Teradyne, Inc.	855,273	32,423,399
Ultra Clean Holdings, Inc. (a)(b)	178,377	3,143,003
Universal Display Corp. (a)	185,643	18,378,657
Veeco Instruments, Inc. (a)(b)	215,377	3,672,178
Versum Materials, Inc.	491,156	19,631,505
Xcerra Corp. (b)	250,496	3,449,330
Xperi Corp.	219,637	4,337,831
		634,464,770
Software - 5.1%
8x8, Inc. (b)	410,878	7,683,419
A10 Networks, Inc. (b)	208,779	1,342,449
ACI Worldwide, Inc. (a)(b)	520,908	12,579,928
Agilysys, Inc. (b)	66,316	943,014
Altair Engineering, Inc. Class A (b)	95,779	3,370,463
American Software, Inc. Class A	107,380	1,414,195
Appian Corp. Class A (a)	57,687	1,839,638
Aspen Technology, Inc. (b)	322,067	30,035,968
Asure Software, Inc. (a)(b)	45,600	799,368
Avaya Holdings Corp. (b)	482,000	10,637,740
Aware, Inc. (b)	24,496	95,534
Black Knight, Inc. (b)	625,982	31,674,689
Blackbaud, Inc.	211,453	20,610,324
Bottomline Technologies, Inc. (b)	161,367	7,674,615
BSQUARE Corp. (b)	35,898	118,463
Cardlytics, Inc. (a)(b)	34,400	702,448
CDK Global, Inc.	576,875	37,121,906
CommVault Systems, Inc. (b)	189,332	12,940,842
Datawatch Corp. (b)	55,025	536,494
Digimarc Corp. (a)(b)	49,238	1,440,212
Digital Turbine, Inc. (a)(b)	238,778	444,127
Document Security Systems, Inc. (a)(b)	20,445	30,668
Ebix, Inc.	97,592	7,280,363
Ellie Mae, Inc. (a)(b)	151,578	16,111,226
Everbridge, Inc. (a)(b)	82,010	3,778,201
Evolving Systems, Inc. (b)	27,515	90,800
Fair Isaac Corp. (b)	133,255	24,522,918
Finjan Holdings, Inc. (a)(b)	51,830	150,307
FireEye, Inc. (a)(b)	773,070	12,902,538
Forescout Technologies, Inc. (a)(b)	89,788	2,700,823
Fortinet, Inc. (b)	651,073	39,832,646
Globalscape, Inc.	29,423	112,396
Glu Mobile, Inc. (b)	469,639	2,648,764
GSE Systems, Inc. (b)	33,148	102,759
Guidewire Software, Inc. (a)(b)	351,228	32,608,008
HubSpot, Inc. (a)(b)	156,845	19,009,614
Imperva, Inc. (b)	142,946	6,932,881
Inseego Corp. (a)(b)	164,641	301,293
Majesco (b)	52,545	299,507
MAM Software Group, Inc. (b)	1,188	10,062
Manhattan Associates, Inc. (a)(b)	302,968	13,185,167
MicroStrategy, Inc. Class A (b)	41,918	5,431,315
Mitek Systems, Inc. (b)	154,668	1,337,878
MobileIron, Inc. (b)	232,155	998,267
Model N, Inc. (b)	120,554	2,151,889
Monotype Imaging Holdings, Inc.	197,762	4,271,659
NetSol Technologies, Inc. (b)	37,185	232,406
Nuance Communications, Inc. (b)	1,194,538	16,138,208
NXT-ID, Inc. (a)(b)	61,104	113,653
Parametric Technology Corp. (b)	509,702	43,956,700
Park City Group, Inc. (a)(b)	65,748	483,248
Paycom Software, Inc. (a)(b)	208,990	22,042,175
Paylocity Holding Corp. (a)(b)	120,332	7,189,837
Pegasystems, Inc.	160,353	9,917,833
Progress Software Corp.	214,818	8,137,306
Proofpoint, Inc. (b)	226,419	26,466,117
PROS Holdings, Inc. (a)(b)	127,082	4,491,078
QAD, Inc.:
Class A	27,311	1,416,075
Class B	24,367	990,275
Qualys, Inc. (b)	143,961	11,077,799
Rapid7, Inc. (b)	158,941	5,033,661
RealNetworks, Inc. (b)	90,666	321,864
RealPage, Inc. (b)	260,377	15,297,149
Red Violet, Inc. (a)(b)	24,315	176,284
RingCentral, Inc. (a)(b)	287,710	21,794,033
Rosetta Stone, Inc. (b)	76,625	1,242,858
SailPoint Technologies Holding, Inc. (a)(b)	99,200	2,588,128
SeaChange International, Inc. (b)	126,310	353,668
SendGrid, Inc. (b)	56,012	1,486,558
ServiceNow, Inc. (b)	760,016	134,986,442
SITO Mobile Ltd. (a)(b)	75,644	288,960
Smith Micro Software, Inc. (a)(b)	33,232	68,458
Snap, Inc. Class A (a)(b)	1,131,331	12,885,860
Sonic Foundry, Inc. (a)(b)	57,013	133,981
Splunk, Inc. (b)	622,380	68,965,928
SS&C Technologies Holdings, Inc.	863,688	43,970,356
Tableau Software, Inc. (b)	299,748	29,636,085
TeleNav, Inc. (b)	140,738	752,948
The Rubicon Project, Inc. (b)	165,320	388,502
TiVo Corp.	556,387	8,011,973
Tyler Technologies, Inc. (a)(b)	154,784	35,851,070
Ultimate Software Group, Inc. (a)(b)	127,425	33,404,464
Upland Software, Inc. (b)	49,341	1,765,421
Varonis Systems, Inc. (b)	87,494	6,793,909
Vasco Data Security International, Inc. (b)	142,853	3,092,767
Verint Systems, Inc. (b)	286,693	12,098,445
VirnetX Holding Corp. (a)(b)	229,099	733,117
VMware, Inc. Class A (a)(b)	299,669	41,198,494
Workday, Inc. Class A (a)(b)	648,454	84,921,536
Workiva, Inc. (b)	123,004	3,198,104
Zedge, Inc. (a)(b)	23,011	89,743
Zendesk, Inc. (b)	449,902	25,145,023
Zix Corp. (b)	279,934	1,514,443
Zynga, Inc. (b)	3,445,768	15,161,379
		1,146,812,106
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	500,415	6,185,129
Astro-Med, Inc.	83,410	1,576,449
Avid Technology, Inc. (a)(b)	153,041	780,509
CPI Card Group (a)	14,431	38,386
Cray, Inc. (b)	180,540	4,495,446
Diebold Nixdorf, Inc. (a)	324,176	3,728,024
Eastman Kodak Co. (a)(b)	162,328	827,873
Electronics for Imaging, Inc. (a)(b)	200,011	6,686,368
Everspin Technologies, Inc. (a)(b)	34,175	262,122
Immersion Corp. (a)(b)	128,551	1,950,119
Intevac, Inc. (b)	82,658	388,493
NCR Corp. (a)(b)	528,783	15,916,368
Pure Storage, Inc. Class A (a)(b)	497,243	10,670,835
Qualstar Corp. (a)(b)	11,989	109,939
Quantum Corp. (a)(b)	142,708	430,978
Super Micro Computer, Inc. (a)(b)	168,100	4,051,210
Transact Technologies, Inc.	28,331	307,391
U.S.A. Technologies, Inc. (a)(b)	214,765	2,888,589
Xplore Technologies Corp. (b)	14,878	47,163
		61,341,391

TOTAL INFORMATION TECHNOLOGY		4,365,389,101

MATERIALS - 5.3%
Chemicals - 2.5%
A. Schulman, Inc.	132,201	5,783,794
Advanced Emissions Solutions, Inc. (a)	94,724	1,050,489
AdvanSix, Inc. (b)	135,795	4,957,875
AgroFresh Solutions, Inc. (a)(b)	117,138	828,166
American Vanguard Corp.	119,871	2,583,220
Ashland Global Holdings, Inc.	274,587	21,340,902
Axalta Coating Systems Ltd. (b)	975,240	30,339,716
Balchem Corp. (a)	143,958	13,881,870
Cabot Corp.	272,744	16,432,826
Celanese Corp. Class A	598,935	67,631,740
Chase Corp.	32,113	3,819,841
Core Molding Technologies, Inc.	30,292	436,811
Ferro Corp. (b)	383,277	7,841,847
Flotek Industries, Inc. (a)(b)	269,684	844,111
FutureFuel Corp.	104,409	1,406,389
H.B. Fuller Co. (a)	222,503	11,470,030
Hawkins, Inc.	43,846	1,374,572
Huntsman Corp.	947,078	30,278,084
Ingevity Corp. (b)	188,519	14,353,837
Innophos Holdings, Inc.	93,380	4,438,351
Innospec, Inc.	111,234	8,531,648
Intrepid Potash, Inc. (a)(b)	459,412	2,058,166
KMG Chemicals, Inc.	54,539	3,645,932
Koppers Holdings, Inc. (b)	93,218	3,756,685
Kraton Performance Polymers, Inc. (b)	139,732	6,779,797
Kronos Worldwide, Inc.	100,083	2,476,053
LSB Industries, Inc. (a)(b)	92,483	468,889
MagneGas Corp. (b)	490	220
Marrone Bio Innovations, Inc. (a)(b)	135,708	221,204
Minerals Technologies, Inc.	157,600	11,504,800
NewMarket Corp.	41,617	15,992,997
Northern Technologies International Corp.	5,288	165,250
Olin Corp.	741,278	23,965,518
OMNOVA Solutions, Inc. (b)	193,743	1,976,179
Platform Specialty Products Corp. (b)	936,467	11,293,792
PolyOne Corp.	358,840	15,042,573
PQ Group Holdings, Inc.	144,283	2,369,127
Quaker Chemical Corp.	61,802	9,446,436
Rayonier Advanced Materials, Inc.	231,725	4,150,195
RPM International, Inc. (a)	585,992	29,006,604
Senomyx, Inc. (a)(b)	176,669	240,270
Sensient Technologies Corp. (a)	193,359	13,003,393
Stepan Co.	92,194	6,702,504
The Chemours Co. LLC	819,592	40,151,812
The Scotts Miracle-Gro Co. Class A (a)	181,003	15,408,785
Trecora Resources (b)	74,645	1,041,298
Tredegar Corp.	113,023	2,695,599
Trinseo SA	192,227	13,898,012
Tronox Ltd. Class A	402,095	7,386,485
Valhi, Inc.	98,806	635,323
Valvoline, Inc.	900,435	18,404,891
Venator Materials PLC	218,469	3,849,424
W.R. Grace & Co.	299,991	21,476,356
Westlake Chemical Corp. (a)	157,637	18,243,330
Yield10 Bioscience, Inc. (a)(b)	53,775	90,342
		557,174,360
Construction Materials - 0.3%
Eagle Materials, Inc.	217,689	23,593,134
Forterra, Inc. (a)(b)	88,632	768,439
Foundation Building Materials, Inc. (b)	60,974	935,951
nVent Electric PLC (b)	720,000	19,497,600
Summit Materials, Inc. (a)	482,728	13,719,130
Tecnoglass, Inc. (a)	22,937	199,781
U.S. Concrete, Inc. (a)(b)	68,699	4,187,204
United States Lime & Minerals, Inc.	10,256	810,224
		63,711,463
Containers & Packaging - 0.7%
Aptargroup, Inc. (a)	274,837	25,372,952
Bemis Co., Inc.	407,492	17,236,912
Berry Global Group, Inc. (b)	573,725	27,705,180
Crown Holdings, Inc. (b)	590,128	25,576,148
Graphic Packaging Holding Co.	1,350,990	19,562,335
Greif, Inc.:
Class A	125,469	7,316,097
Class B	6,493	411,332
Myers Industries, Inc.	127,675	2,502,430
Owens-Illinois, Inc. (b)	724,199	13,470,101
Silgan Holdings, Inc.	331,009	9,010,065
Sonoco Products Co.	441,580	22,577,985
UFP Technologies, Inc. (b)	22,606	691,744
		171,433,281
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	1,383,470	6,253,284
Alcoa Corp. (b)	761,890	36,624,052
Allegheny Technologies, Inc. (a)(b)	548,542	15,644,418
Ampco-Pittsburgh Corp. (a)(b)	39,547	431,062
Atkore International Group, Inc. (b)	170,174	3,675,758
Carpenter Technology Corp.	207,528	12,439,228
Century Aluminum Co. (a)(b)	216,529	3,836,894
Cleveland-Cliffs, Inc. (a)(b)	1,300,885	11,005,487
Coeur d'Alene Mines Corp. (a)(b)	825,703	6,655,166
Commercial Metals Co.	517,730	12,239,137
Compass Minerals International, Inc.	148,547	9,714,974
Comstock Mining, Inc. (b)	44,796	15,499
Friedman Industries	19,700	121,746
General Moly, Inc. (b)	202,841	80,731
Gold Resource Corp.	259,015	1,616,254
Golden Minerals Co. (a)(b)	165,129	64,483
Haynes International, Inc.	55,379	2,358,038
Hecla Mining Co.	1,823,688	6,857,067
Kaiser Aluminum Corp.	76,784	8,466,204
Materion Corp.	90,512	4,937,430
McEwen Mining, Inc. (a)	1,192,970	2,684,183
Olympic Steel, Inc.	41,963	970,604
Paramount Gold Nevada Corp. (a)(b)	22,744	32,524
Pershing Gold Corp. (a)(b)	69,048	132,572
Reliance Steel & Aluminum Co.	318,938	29,843,029
Royal Gold, Inc.	292,537	26,228,867
Ryerson Holding Corp. (b)	76,995	950,888
Schnitzer Steel Industries, Inc. Class A	119,830	3,732,705
Solitario Exploration & Royalty Corp. (b)	57,827	24,403
Steel Dynamics, Inc.	1,053,711	52,084,935
SunCoke Energy, Inc. (b)	295,507	4,001,165
Synalloy Corp.	24,589	462,273
TimkenSteel Corp. (a)(b)	180,620	3,166,269
U.S. Antimony Corp. (b)	114,807	34,442
U.S. Gold Corp.	276	367
United States Steel Corp.	781,316	28,807,121
Universal Stainless & Alloy Products, Inc. (b)	29,195	706,519
Warrior Metropolitan Coal, Inc. (a)	173,266	4,707,637
Worthington Industries, Inc.	199,405	9,561,470
		311,168,885
Paper & Forest Products - 0.4%
Boise Cascade Co.	171,188	8,165,668
Clearwater Paper Corp. (b)	75,015	1,804,111
Domtar Corp.	277,198	13,324,908
Kapstone Paper & Packaging Corp.	389,992	13,415,725
Louisiana-Pacific Corp.	647,625	18,897,698
Mercer International, Inc. (SBI)	218,134	3,501,051
Neenah, Inc.	81,298	6,597,333
P.H. Glatfelter Co.	196,344	3,434,057
Resolute Forest Products (b)	399,433	4,293,905
Schweitzer-Mauduit International, Inc.	139,661	6,118,548
Verso Corp. (b)	155,292	3,141,557
		82,694,561

TOTAL MATERIALS		1,186,182,550

REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Acadia Realty Trust (SBI)	379,129	9,762,572
Agree Realty Corp.	136,319	7,216,728
Alexander & Baldwin, Inc.	298,529	6,361,653
Alexanders, Inc.	17,160	6,649,500
American Assets Trust, Inc.	200,578	7,291,010
American Campus Communities, Inc.	602,325	24,153,233
American Homes 4 Rent Class A	1,112,229	22,155,602
Americold Realty Trust	214,045	4,409,327
Apple Hospitality (REIT), Inc.	935,337	17,799,463
Armada Hoffler Properties, Inc.	205,517	2,959,445
Ashford Hospitality Trust, Inc.	392,393	2,891,936
Bluerock Residential Growth (REIT), Inc.	99,613	884,563
Braemar Hotels & Resorts, Inc.	140,879	1,549,669
Brandywine Realty Trust (SBI)	758,602	12,334,869
Brixmor Property Group, Inc.	1,333,510	21,176,139
BRT Realty Trust	19,147	242,018
Camden Property Trust (SBI)	408,130	35,915,440
CareTrust (REIT), Inc.	342,138	5,641,856
CatchMark Timber Trust, Inc.	209,362	2,658,897
CBL & Associates Properties, Inc. (a)	749,524	3,792,591
Cedar Realty Trust, Inc.	355,338	1,559,934
Chatham Lodging Trust	195,655	4,067,667
Chesapeake Lodging Trust	274,304	8,840,818
CIM Commercial Trust Corp. (a)	63,757	949,979
City Office REIT, Inc.	155,160	1,923,984
Clipper Realty, Inc.	59,208	528,727
Colony NorthStar, Inc. (a)	2,472,701	14,564,209
Columbia Property Trust, Inc.	533,336	11,797,392
Community Healthcare Trust, Inc.	85,890	2,379,153
Condor Hospitality Trust, Inc.	253	2,573
CorEnergy Infrastructure Trust, Inc. (a)	54,615	1,976,517
CorePoint Lodging, Inc. (b)	185,057	5,161,240
CoreSite Realty Corp.	150,575	15,985,042
Corporate Office Properties Trust (SBI)	439,692	12,267,407
Corrections Corp. of America	519,234	11,173,916
Cousins Properties, Inc.	1,897,872	17,877,954
CubeSmart	811,530	24,751,665
CyrusOne, Inc.	431,080	23,873,210
DCT Industrial Trust, Inc.	416,384	27,119,090
DDR Corp.	673,932	10,237,027
DiamondRock Hospitality Co.	875,675	11,147,343
Douglas Emmett, Inc.	692,337	26,648,051
Easterly Government Properties, Inc.	207,545	4,202,786
EastGroup Properties, Inc.	153,161	14,279,200
Education Realty Trust, Inc.	342,359	12,509,798
Empire State Realty Trust, Inc.	572,025	9,701,544
EPR Properties	283,710	17,416,957
Equity Commonwealth (b)	541,154	16,835,301
Equity Lifestyle Properties, Inc.	389,830	35,435,547
Farmland Partners, Inc. (a)	138,179	1,175,903
First Industrial Realty Trust, Inc.	557,143	18,346,719
Forest City Realty Trust, Inc. Class A	1,175,890	23,952,879
Four Corners Property Trust, Inc.	285,265	6,529,716
Franklin Street Properties Corp.	501,603	3,882,407
Front Yard Residential Corp. Class B	242,358	2,549,606
Gaming & Leisure Properties	882,424	30,973,082
Getty Realty Corp.	151,343	3,951,566
Gladstone Commercial Corp.	120,539	2,266,133
Gladstone Land Corp. (a)	66,704	851,143
Global Medical REIT, Inc. (a)	88,447	790,716
Global Net Lease, Inc.	302,208	5,965,586
Global Self Storage, Inc.	70,475	295,290
Government Properties Income Trust	448,891	6,522,386
Gramercy Property Trust	696,409	19,199,996
Healthcare Realty Trust, Inc.	545,003	14,845,882
Healthcare Trust of America, Inc.	907,037	23,274,569
Hersha Hospitality Trust	179,923	3,826,962
Highwoods Properties, Inc. (SBI)	449,326	21,491,263
Hospitality Properties Trust (SBI)	726,155	21,022,187
Hudson Pacific Properties, Inc.	677,668	23,989,447
Independence Realty Trust, Inc.	391,676	3,799,257
Industrial Logistics Properties Trust (b)	89,200	1,898,176
InfraReit, Inc.	181,243	3,871,350
Investors Real Estate Trust (a)	543,680	3,028,298
Invitation Homes, Inc.	1,252,237	27,561,736
iStar Financial, Inc. (a)(b)	297,566	3,222,640
JBG SMITH Properties	422,254	15,576,950
Jernigan Capital, Inc. (a)	66,747	1,318,253
Kilroy Realty Corp.	438,943	33,425,509
Kite Realty Group Trust	379,543	5,955,030
Lamar Advertising Co. Class A	366,955	25,400,625
LaSalle Hotel Properties (SBI)	491,738	16,866,613
Lexington Corporate Properties Trust	992,662	8,566,673
Liberty Property Trust (SBI)	645,690	28,545,955
Life Storage, Inc.	203,317	18,810,889
LTC Properties, Inc.	177,746	7,312,470
Mack-Cali Realty Corp.	396,996	7,848,611
MedEquities Realty Trust, Inc.	143,153	1,500,243
Medical Properties Trust, Inc.	1,665,703	22,603,590
Monmouth Real Estate Investment Corp. Class A	347,622	5,370,760
National Health Investors, Inc.	182,751	13,490,679
National Retail Properties, Inc.	695,378	28,809,511
National Storage Affiliates Trust	225,401	6,338,276
New Senior Investment Group, Inc.	367,840	2,751,443
NexPoint Residential Trust, Inc.	104,953	2,909,297
NorthStar Realty Europe Corp.	264,460	3,705,085
Omega Healthcare Investors, Inc. (a)	890,230	27,285,550
One Liberty Properties, Inc.	69,690	1,778,489
Outfront Media, Inc.	614,289	12,187,494
Paramount Group, Inc.	892,331	13,402,812
Park Hotels & Resorts, Inc.	887,864	28,606,978
Pebblebrook Hotel Trust (a)	298,039	12,165,952
Pennsylvania Real Estate Investment Trust (SBI)	312,388	3,439,392
Physicians Realty Trust	790,880	12,037,194
Piedmont Office Realty Trust, Inc. Class A	620,721	11,930,258
Potlatch Corp.	268,204	13,544,302
Power (REIT) (b)	1,227	7,410
Preferred Apartment Communities, Inc. Class A	180,402	2,646,497
PS Business Parks, Inc.	91,263	11,185,193
QTS Realty Trust, Inc. Class A	222,120	8,380,588
Quality Care Properties, Inc. (b)	421,634	8,833,232
Ramco-Gershenson Properties Trust (SBI)	372,491	4,581,639
Rayonier, Inc.	570,556	22,177,512
Regional Health Properties, Inc. (b)	40,556	9,713
Retail Opportunity Investments Corp.	501,177	9,081,327
Retail Properties America, Inc.	1,007,557	12,352,649
Rexford Industrial Realty, Inc.	344,582	10,775,079
RLJ Lodging Trust	764,301	17,884,643
Ryman Hospitality Properties, Inc.	224,750	18,852,030
Sabra Health Care REIT, Inc.	784,378	16,260,156
Safety Income and Growth, Inc. (a)	46,074	883,699
Saul Centers, Inc.	56,829	2,816,445
Select Income REIT	294,883	6,369,473
Senior Housing Properties Trust (SBI)	1,056,031	18,649,507
Seritage Growth Properties (a)	119,856	4,993,201
Sotherly Hotels, Inc.	42,144	287,001
Spirit Realty Capital, Inc.	1,994,146	17,468,719
Stag Industrial, Inc.	417,113	11,111,890
Store Capital Corp.	723,513	19,390,148
Summit Hotel Properties, Inc.	470,212	7,189,541
Sun Communities, Inc.	347,194	33,566,716
Sunstone Hotel Investors, Inc.	985,377	17,135,706
Tanger Factory Outlet Centers, Inc. (a)	419,841	9,022,383
Taubman Centers, Inc.	274,413	14,980,206
Terreno Realty Corp.	247,165	9,419,458
The GEO Group, Inc.	557,645	13,829,596
TIER REIT, Inc.	211,369	4,641,663
UMH Properties, Inc.	175,228	2,577,604
Uniti Group, Inc. (a)	723,988	15,182,028
Universal Health Realty Income Trust (SBI)	65,609	4,078,912
Urban Edge Properties	467,624	10,226,937
Urstadt Biddle Properties, Inc. Class A	138,313	3,022,139
VEREIT, Inc.	4,336,861	31,051,925
Washington Prime Group, Inc. (a)	812,804	5,909,085
Washington REIT (SBI)	360,702	10,344,933
Weingarten Realty Investors (SBI)	535,524	15,701,564
Wheeler REIT, Inc. (a)	34,375	142,656
Whitestone REIT Class B	165,726	2,028,486
WP Carey, Inc.	485,292	32,616,475
Xenia Hotels & Resorts, Inc.	478,857	12,052,831
		1,693,348,915
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)(b)	2,472	170,321
Altisource Portfolio Solutions SA (a)(b)	53,097	1,559,990
American Realty Investments, Inc. (b)	2,022	29,501
Boston Omaha Corp. (a)	34,386	825,264
Consolidated-Tomoka Land Co.	23,055	1,384,914
Forestar Group, Inc. (a)(b)	48,268	1,129,471
FRP Holdings, Inc. (b)	42,447	2,410,990
Griffin Industrial Realty, Inc.	7,963	329,190
HFF, Inc.	181,857	6,132,218
Howard Hughes Corp. (b)	170,833	21,564,250
InterGroup Corp. (b)	845	21,928
J.W. Mays, Inc. (b)	15	600
Jones Lang LaSalle, Inc.	201,808	33,048,078
Kennedy-Wilson Holdings, Inc.	624,893	12,747,817
Marcus & Millichap, Inc. (a)(b)	70,870	2,654,790
Maui Land & Pineapple, Inc. (a)(b)	30,432	368,227
RE/MAX Holdings, Inc.	76,810	4,001,801
Realogy Holdings Corp. (a)	606,468	14,427,874
Redfin Corp. (a)	46,271	1,022,589
Stratus Properties, Inc. (b)	12,801	400,671
Tejon Ranch Co. (b)	80,362	1,976,905
The St. Joe Co. (a)(b)	312,153	5,556,323
Transcontinental Realty Investors, Inc. (a)(b)	1,510	52,865
Trinity Place Holdings, Inc. (b)	36,952	257,925
Williams Scotsman Corp. (a)(b)	144,996	1,768,951
		113,843,453

TOTAL REAL ESTATE		1,807,192,368

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (b)	196,814	326,711
Altice U.S.A., Inc. Class A (a)	287,102	5,615,715
Atlantic Tele-Network, Inc.	49,121	2,644,183
Bandwidth, Inc. (b)	21,474	801,195
Cincinnati Bell, Inc. (a)(b)	192,042	2,362,117
Cogent Communications Group, Inc. (a)	183,493	9,394,842
Consolidated Communications Holdings, Inc. (a)	286,426	3,210,835
Frontier Communications Corp. (a)	345,068	2,563,855
Globalstar, Inc. (a)(b)	1,890,637	1,025,292
Hawaiian Telcom Holdco, Inc. (b)	49,966	1,313,606
IDT Corp. Class B (a)	89,544	438,766
Iridium Communications, Inc. (a)(b)	364,703	5,543,486
Ooma, Inc. (a)(b)	86,590	1,026,092
ORBCOMM, Inc. (a)(b)	346,879	3,350,851
Pareteum Corp. (a)(b)	180,419	433,006
PDVWireless, Inc. (b)	45,934	1,164,427
Vonage Holdings Corp. (b)	926,109	10,603,948
WideOpenWest, Inc. (a)	111,187	984,005
Windstream Holdings, Inc. (a)	181,253	998,704
Zayo Group Holdings, Inc. (b)	821,785	28,598,118
		82,399,754
Wireless Telecommunication Services - 0.5%
Airgain, Inc. (a)(b)	21,048	173,646
Boingo Wireless, Inc.(b)	186,404	4,009,550
NII Holdings, Inc. (a)(b)	457,167	1,046,912
Shenandoah Telecommunications Co.	238,415	7,605,439
Spok Holdings, Inc.	164,459	2,532,669
Sprint Corp. (a)(b)	2,985,242	15,344,144
T-Mobile U.S., Inc. (b)	1,301,848	72,512,934
Telephone & Data Systems, Inc.	394,896	10,089,593
U.S. Cellular Corp. (b)	91,285	3,278,957
		116,593,844

TOTAL TELECOMMUNICATION SERVICES		198,993,598

UTILITIES - 3.0%
Electric Utilities - 1.1%
Allete, Inc.	228,702	17,568,888
El Paso Electric Co.	191,429	11,217,739
Genie Energy Ltd. Class B (a)	65,626	366,193
Great Plains Energy, Inc.	943,897	32,035,864
Hawaiian Electric Industries, Inc.	495,414	17,007,563
IDACORP, Inc.	225,165	20,796,239
MGE Energy, Inc.	166,462	9,929,458
OGE Energy Corp.	874,440	30,622,889
Otter Tail Corp.	185,715	8,580,033
PNM Resources, Inc.	356,531	14,243,413
Portland General Electric Co.	390,160	16,644,226
Spark Energy, Inc. Class A, (a)	73,657	736,570
Vistra Energy Corp. (a)(b)	1,635,964	40,130,197
Westar Energy, Inc.	628,802	35,653,073
		255,532,345
Gas Utilities - 1.0%
Atmos Energy Corp.	495,365	44,191,512
Chesapeake Utilities Corp.	77,341	6,175,679
National Fuel Gas Co. (a)	394,405	20,761,479
New Jersey Resources Corp.	377,291	16,751,720
Northwest Natural Gas Co.	130,419	7,799,056
ONE Gas, Inc. (a)	231,055	17,340,678
RGC Resources, Inc.	50,846	1,344,877
South Jersey Industries, Inc.	371,824	12,314,811
Southwest Gas Holdings, Inc.	211,554	16,014,638
Spire, Inc.	213,151	15,187,009
UGI Corp.	757,562	38,234,154
WGL Holdings, Inc.	222,071	19,586,662
		215,702,275
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc.:
Class A	127,027	2,219,162
Class C	303,396	5,309,430
Ormat Technologies, Inc.	158,007	8,187,923
Pattern Energy Group, Inc. (a)	399,547	7,423,583
Terraform Power, Inc.	205,447	2,282,516
		25,422,614
Multi-Utilities - 0.5%
Avangrid, Inc.	248,207	13,177,310
Avista Corp.	291,138	15,267,277
Black Hills Corp. (a)	230,314	13,395,062
MDU Resources Group, Inc.	863,926	24,017,143
NorthWestern Energy Corp.	214,138	11,666,238
Unitil Corp.	68,493	3,306,157
Vectren Corp.	366,210	25,876,399
		106,705,586
Water Utilities - 0.3%
American States Water Co. (a)	163,100	9,179,268
Aqua America, Inc. (a)	781,817	27,129,050
AquaVenture Holdings Ltd. (a)(b)	60,522	881,806
Artesian Resources Corp. Class A	30,130	1,175,070
Cadiz, Inc. (a)(b)	100,305	1,298,950
California Water Service Group	217,369	8,749,102
Connecticut Water Service, Inc.	59,749	3,855,005
Middlesex Water Co.	74,490	3,310,336
Pure Cycle Corp. (b)	69,664	651,358
Select Energy Services, Inc. Class A (a)(b)	215,834	3,079,951
SJW Corp.	79,374	5,010,881
York Water Co.	57,282	1,875,986
		66,196,763

TOTAL UTILITIES		669,559,583

TOTAL COMMON STOCKS
(Cost $15,424,630,954)		22,394,745,871
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (e)
(Cost $5,996,100)	6,000,000	5,994,325
	Shares	Value

Money Market Funds - 19.2%
Fidelity Cash Central Fund, 1.76% (f)	84,776,424	$84,793,379
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	4,212,934,733	4,213,356,026
TOTAL MONEY MARKET FUNDS
(Cost $4,298,149,405)		4,298,149,405
TOTAL INVESTMENT IN SECURITIES - 118.9%
(Cost $19,728,776,459)		26,698,889,601
NET OTHER ASSETS (LIABILITIES) - (18.9)%		(4,238,939,949)
NET ASSETS - 100%		$22,459,949,652

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	522	June 2018	$42,652,620	$1,715,942	$1,715,942
CME E-mini S&P MidCap 400 Index Contracts (United States)	146	June 2018	28,426,200	658,257	658,257
TOTAL FUTURES CONTRACTS					$2,374,199

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,172,996.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$263,246
Fidelity Securities Lending Cash Central Fund	9,000,688
Total	$9,263,934

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,139,644,090	$3,139,644,090	$--	$--
Consumer Staples	605,420,409	605,420,409	--	--
Energy	1,084,403,415	1,084,350,981	1	52,433
Financials	3,726,883,857	3,726,883,856	--	1
Health Care	2,586,189,537	2,584,214,419	--	1,975,118
Industrials	3,024,887,363	3,024,887,363	--	--
Information Technology	4,365,389,101	4,365,389,101	--	--
Materials	1,186,182,550	1,186,182,550	--	--
Real Estate	1,807,192,368	1,807,192,368	--	--
Telecommunication Services	198,993,598	198,993,598	--	--
Utilities	669,559,583	669,559,583	--	--
U.S. Government and Government Agency Obligations	5,994,325	--	5,994,325	--
Money Market Funds	4,298,149,405	4,298,149,405	--	--
Total Investments in Securities:	$26,698,889,601	$26,690,867,723	$5,994,326	$2,027,552
Derivative Instruments:
Assets
Futures Contracts	$2,374,199	$2,374,199	$--	$--
Total Assets	$2,374,199	$2,374,199	$--	$--
Total Derivative Instruments:	$2,374,199	$2,374,199	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Index Fund

May 31, 2018

SPI-QTLY-0718
1.816029.113

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 6.5%
AGL Energy Ltd.	1,005,435	$16,803,961
Alumina Ltd.	3,768,069	7,636,934
Amcor Ltd.	1,775,261	18,876,128
AMP Ltd.	4,473,970	13,195,415
APA Group unit	1,808,736	11,886,674
Aristocrat Leisure Ltd.	881,143	20,017,586
ASX Ltd.	296,650	13,601,829
Aurizon Holdings Ltd.	3,075,548	10,024,556
Australia & New Zealand Banking Group Ltd.	4,480,499	92,197,748
Bank of Queensland Ltd.	613,313	4,698,476
Bendigo & Adelaide Bank Ltd.	743,501	6,050,054
BHP Billiton Ltd.	4,923,711	122,413,987
BlueScope Steel Ltd.	852,769	11,208,476
Boral Ltd.	1,797,059	8,521,092
Brambles Ltd.	2,439,000	16,655,779
Caltex Australia Ltd.	399,718	8,893,276
Challenger Ltd.	842,439	8,212,148
Cimic Group Ltd.	149,283	4,653,543
Coca-Cola Amatil Ltd.	776,529	5,214,781
Cochlear Ltd.	88,221	13,086,565
Commonwealth Bank of Australia	2,687,072	140,824,405
Computershare Ltd.	707,389	9,276,257
Crown Ltd.	581,004	5,843,811
CSL Ltd.	693,389	97,455,174
DEXUS Property Group unit	1,559,740	11,665,783
Dominos Pizza Enterprises Ltd.	92,639	3,448,967
Flight Centre Travel Group Ltd.	85,672	3,992,326
Fortescue Metals Group Ltd.	2,385,747	8,461,797
Goodman Group unit	2,484,731	17,550,587
Harvey Norman Holdings Ltd. (a)	851,382	2,317,887
Healthscope Ltd.	2,690,458	4,781,448
Incitec Pivot Ltd.	2,560,065	6,660,009
Insurance Australia Group Ltd.	3,629,141	22,313,093
Lendlease Group unit	895,002	12,711,154
Macquarie Group Ltd.	495,706	42,859,763
Medibank Private Ltd.	4,221,162	9,353,304
Mirvac Group unit	5,688,924	9,895,172
National Australia Bank Ltd.	4,168,726	84,032,109
Newcrest Mining Ltd.	1,176,405	18,469,264
Orica Ltd.	579,582	7,744,918
Origin Energy Ltd. (b)	2,695,700	19,570,782
QBE Insurance Group Ltd.	2,083,949	14,940,351
Ramsay Health Care Ltd.	216,864	10,058,329
realestate.com.au Ltd.	80,196	5,204,224
Rio Tinto Ltd.	632,182	39,666,931
Santos Ltd. (b)	2,714,324	12,028,866
Scentre Group unit	8,162,827	25,803,716
SEEK Ltd.	510,581	7,799,763
Sonic Healthcare Ltd.	615,720	10,970,437
South32 Ltd.	7,942,170	22,343,310
SP AusNet	2,787,955	3,426,135
Stockland Corp. Ltd. unit	3,732,211	11,713,311
Suncorp Group Ltd.	1,986,374	20,174,483
Sydney Airport unit	1,692,285	9,316,875
Tabcorp Holdings Ltd.	2,928,385	9,677,763
Telstra Corp. Ltd.	6,379,262	13,479,142
The GPT Group unit	2,765,546	10,519,964
TPG Telecom Ltd.	569,995	2,400,997
Transurban Group unit	3,410,540	30,615,352
Treasury Wine Estates Ltd.	1,105,494	13,861,375
Vicinity Centers unit	5,045,137	10,187,078
Wesfarmers Ltd.	1,738,236	59,890,487
Westpac Banking Corp.	5,218,851	110,306,615
Woodside Petroleum Ltd.	1,380,297	33,831,166
Woolworths Group Ltd.	2,000,176	43,049,538

TOTAL AUSTRALIA		1,484,343,226

Austria - 0.2%
Andritz AG	110,779	5,529,914
Erste Group Bank AG	461,241	19,239,148
OMV AG	225,777	12,986,074
Raiffeisen International Bank-Holding AG	227,574	7,207,169
Voestalpine AG	175,683	9,439,366

TOTAL AUSTRIA		54,401,671

Bailiwick of Jersey - 1.2%
Experian PLC	1,408,492	34,479,856
Glencore Xstrata PLC	17,691,500	87,499,446
Randgold Resources Ltd.	144,615	11,496,802
Shire PLC	1,395,196	76,175,163
Wolseley PLC	381,475	29,625,588
WPP PLC	1,946,926	32,085,534

TOTAL BAILIWICK OF JERSEY		271,362,389

Belgium - 1.0%
Ageas	288,682	14,646,792
Anheuser-Busch InBev SA NV	1,168,150	109,553,927
Colruyt NV	92,787	4,932,251
Groupe Bruxelles Lambert SA	123,586	13,107,063
KBC Groep NV	384,965	29,792,869
Proximus	234,402	6,277,974
Solvay SA Class A	113,580	15,269,780
Telenet Group Holding NV (b)	81,434	4,118,370
UCB SA	193,808	15,293,559
Umicore SA	321,073	18,166,959

TOTAL BELGIUM		231,159,544

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	1,015,950	7,649,867
Dairy Farm International Holdings Ltd.	518,234	4,441,265
Hongkong Land Holdings Ltd.	1,803,000	13,089,780
Jardine Matheson Holdings Ltd.	334,000	20,854,960
Jardine Strategic Holdings Ltd.	339,700	12,161,260
Kerry Properties Ltd.	998,681	5,325,998
Li & Fung Ltd.	8,985,246	3,474,950
NWS Holdings Ltd.	2,408,104	4,469,376
Shangri-La Asia Ltd.	1,899,380	3,781,100
Yue Yuen Industrial (Holdings) Ltd.	1,121,500	3,459,035

TOTAL BERMUDA		78,707,591

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	468,729	6,114,723
Cheung Kong Property Holdings Ltd.	3,967,425	32,978,129
CK Hutchison Holdings Ltd.	4,139,925	46,616,546
Melco Crown Entertainment Ltd. sponsored ADR	377,798	12,338,883
MGM China Holdings Ltd.	1,457,200	4,212,547
Minth Group Ltd.	1,148,000	5,253,417
Sands China Ltd.	3,714,000	22,129,397
WH Group Ltd. (c)	13,498,000	13,829,030
Wharf Real Estate Investment Co. Ltd.	1,861,585	14,314,084
Wynn Macau Ltd.	2,390,000	9,061,992

TOTAL CAYMAN ISLANDS		166,848,748

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	5,840	8,209,655
Series B	9,952	14,838,590
Carlsberg A/S Series B	163,966	18,233,754
Christian Hansen Holding A/S	151,586	14,557,056
Coloplast A/S Series B	182,132	17,305,557
Danske Bank A/S	1,148,904	38,148,525
DONG Energy A/S (c)	290,005	17,377,570
DSV de Sammensluttede Vognmaend A/S	291,280	24,220,529
Genmab A/S (b)	93,903	14,129,734
H Lundbeck A/S	106,808	7,534,178
ISS Holdings A/S	256,073	8,752,089
Novo Nordisk A/S Series B	2,707,955	128,704,936
Novozymes A/S Series B	346,635	17,680,980
Pandora A/S	172,493	13,579,118
Tryg A/S	186,503	4,297,392
Vestas Wind Systems A/S	313,845	20,563,734
William Demant Holding A/S (b)	158,793	5,781,411

TOTAL DENMARK		373,914,808

Finland - 1.0%
Elisa Corp. (A Shares)	217,981	9,747,274
Fortum Corp.	681,119	16,012,832
Kone Oyj (B Shares)	518,605	25,675,754
Metso Corp.	161,372	5,587,870
Neste Oyj (b)	196,550	15,997,059
Nokia Corp.	8,633,819	49,861,228
Nokian Tyres PLC	178,918	6,946,339
Orion Oyj (B Shares)	158,353	4,681,750
Sampo Oyj (A Shares)	679,728	33,438,284
Stora Enso Oyj (R Shares)	845,005	17,292,368
UPM-Kymmene Corp.	818,398	30,051,460
Wartsila Corp.	680,474	14,386,764

TOTAL FINLAND		229,678,982

France - 9.9%
Accor SA	288,404	15,782,399
Aeroports de Paris	45,507	9,506,833
Air Liquide SA	336,149	41,500,303
Alstom SA	238,358	11,285,423
Amundi SA (c)	92,657	6,774,374
Arkema SA	104,666	12,756,008
Atos Origin SA	145,481	19,762,664
Atos Origin SA rights (b)	142,967	284,130
AXA SA	2,974,460	74,526,571
BIC SA	39,290	3,821,540
bioMerieux SA	63,716	5,608,885
BNP Paribas SA	1,723,118	106,884,652
Bollore SA (b)	6,825	33,184
Bollore SA	1,342,068	6,608,395
Bouygues SA	335,723	15,518,539
Bureau Veritas SA	406,207	10,072,126
Capgemini SA	245,376	32,314,420
Carrefour SA	890,654	16,060,804
Casino Guichard Perrachon SA	85,600	3,702,615
CNP Assurances	264,311	6,186,035
Compagnie de St. Gobain	763,814	38,284,663
Credit Agricole SA	1,745,144	23,998,021
Danone SA	955,487	73,168,176
Dassault Aviation SA	3,823	7,410,063
Dassault Systemes SA	198,690	27,908,267
Dassault Systemes SA rights (b)	195,738	132,720
Edenred SA	360,836	11,570,943
Edenred SA rights 6/9/18 (b)	334,897	332,785
EDF SA (b)	200,740	2,675,296
EDF SA	696,857	9,287,132
EDF SA:
rights (b)	671,419	243,326
rights (b)	200,740	83,544
Eiffage SA	120,203	13,546,448
ENGIE	2,800,234	44,308,359
Essilor International SA	319,149	43,615,523
Eurazeo SA	69,912	5,475,952
Eutelsat Communications	267,864	5,144,995
Faurecia SA	116,378	9,863,748
Fonciere des Regions	57,388	5,987,733
Gecina SA	69,326	11,994,743
Groupe Eurotunnel SA	716,623	9,709,732
Hermes International SCA	48,575	34,571,684
ICADE	51,134	4,752,367
Iliad SA	40,659	6,889,822
Imerys SA	54,902	4,678,954
Ingenico SA (a)	90,818	7,262,082
Ingenico SA rights (b)	88,961	166,400
Ipsen SA	57,805	9,173,569
JCDecaux SA	112,471	3,500,110
Kering SA	116,173	66,507,158
Klepierre SA	313,266	12,202,571
L'Oreal SA (b)	201,944	48,538,589
L'Oreal SA	184,340	44,307,350
Legrand SA	407,778	30,767,049
LVMH Moet Hennessy - Louis Vuitton SA	427,520	148,861,868
Michelin CGDE Series B	261,450	33,835,247
Natixis SA	1,442,674	10,453,287
Orange SA	3,057,924	52,629,259
Pernod Ricard SA	325,532	54,686,929
Peugeot Citroen SA	901,649	21,023,481
Publicis Groupe SA	318,195	22,148,038
Remy Cointreau SA	34,338	5,086,098
Renault SA	294,686	28,466,255
Rexel SA	464,960	6,840,721
Safran SA	511,499	61,082,421
Sanofi SA	1,730,323	132,635,959
Schneider Electric SA	823,600	71,196,037
SCOR SE	252,007	9,284,326
SEB SA	34,647	6,257,880
Societe Generale Series A	1,176,636	50,695,759
Sodexo SA (b)	84,696	8,235,272
Sodexo SA	54,056	5,256,044
SR Teleperformance SA	88,575	13,999,771
Suez Environnement SA	573,400	7,896,526
Thales SA	163,024	20,754,511
Total SA	3,693,651	224,551,355
Ubisoft Entertainment SA (b)	119,963	13,033,831
Unibail-Rodamco	211,073	47,512,654
Valeo SA	367,404	23,331,181
Veolia Environnement SA	820,525	18,628,339
VINCI SA	771,388	75,868,272
Vivendi SA	1,589,539	39,989,552
Wendel SA	42,538	5,619,383

TOTAL FRANCE		2,236,910,030

Germany - 8.9%
adidas AG	288,688	65,338,200
Allianz SE	674,930	139,057,357
Axel Springer Verlag AG	74,895	5,437,228
BASF AG	1,408,122	139,031,050
Bayer AG	1,267,821	151,319,213
Bayerische Motoren Werke AG (BMW)	507,641	50,669,419
Beiersdorf AG	154,553	17,753,635
Brenntag AG	236,846	13,661,497
Commerzbank AG (b)	1,535,831	15,697,735
Continental AG	168,643	42,801,721
Covestro AG (c)	294,920	26,871,859
Daimler AG (Germany)	1,394,167	100,529,205
Delivery Hero AG (c)	140,984	6,480,618
Deutsche Bank AG	3,010,029	32,222,333
Deutsche Borse AG	295,876	39,522,909
Deutsche Lufthansa AG	361,238	9,818,598
Deutsche Lufthansa AG rights (b)	352,650	329,812
Deutsche Post AG	1,506,870	57,150,894
Deutsche Telekom AG	5,108,888	79,142,964
Deutsche Wohnen AG (Bearer)	543,639	25,504,267
Drillisch AG	81,226	5,621,469
E.ON AG	3,374,569	35,747,618
Evonik Industries AG	249,979	8,761,294
Fraport AG Frankfurt Airport Services Worldwide	63,762	5,964,768
Fresenius Medical Care AG & Co. KGaA	330,670	33,017,196
Fresenius SE & Co. KGaA	637,836	49,034,744
GEA Group AG (a)	265,576	9,779,856
Hannover Reuck SE	92,404	11,666,689
HeidelbergCement Finance AG	228,106	20,213,383
Henkel AG & Co. KGaA	159,629	17,998,947
Hochtief AG	29,362	5,395,992
Hugo Boss AG	97,220	8,737,800
Infineon Technologies AG	1,742,057	47,878,550
Innogy SE (a)(c)	212,934	8,988,880
K&S AG (a)	293,372	7,853,934
KION Group AG (a)	108,616	8,830,018
Lanxess AG	133,278	10,545,129
Linde AG	182,974	41,925,528
Linde AG	101,773	21,076,904
MAN SE	54,034	5,880,982
Merck KGaA	198,150	20,232,071
Metro Wholesale & Food Specialist AG (a)	279,455	3,763,548
MTU Aero Engines Holdings AG	79,725	15,070,846
Muenchener Rueckversicherungs AG	237,655	48,852,494
OSRAM Licht AG	152,458	8,997,102
ProSiebenSat.1 Media AG (a)	357,175	10,501,463
Puma AG	12,721	7,718,301
RWE AG	794,407	18,012,166
SAP SE	1,506,767	169,733,053
Schaeffler AG	252,946	3,788,001
Siemens AG	1,172,837	152,855,041
Siemens Healthineers AG (b)(c)	229,974	9,142,282
Symrise AG	189,039	15,350,385
Telefonica Deutschland Holding AG	1,150,149	4,862,007
Thyssenkrupp AG	668,005	17,625,618
TUI AG	269,735	6,246,761
TUI AG (GB)	405,909	9,426,727
Uniper SE	308,540	9,785,755
United Internet AG	188,529	12,033,831
Volkswagen AG	49,808	9,224,468
Vonovia SE	744,255	35,116,078
Vonovia SE rights (b)	727,022	1,121,901
Wirecard AG	179,964	27,802,631
Zalando SE (a)(b)(c)	170,664	9,087,897

TOTAL GERMANY		2,009,610,622

Hong Kong - 2.5%
AIA Group Ltd.	18,511,600	168,964,663
Bank of East Asia Ltd.	1,907,029	7,894,734
BOC Hong Kong (Holdings) Ltd.	5,673,066	28,397,459
CLP Holdings Ltd.	2,517,657	26,434,431
Galaxy Entertainment Group Ltd.	3,638,000	31,883,089
Hang Lung Group Ltd.	1,356,000	4,191,781
Hang Lung Properties Ltd.	3,114,423	7,052,077
Hang Seng Bank Ltd.	1,172,401	29,230,392
Henderson Land Development Co. Ltd.	1,839,407	12,056,923
Hong Kong & China Gas Co. Ltd.	12,867,384	27,751,203
Hong Kong Exchanges and Clearing Ltd.	1,805,706	58,083,242
Hysan Development Co. Ltd.	969,677	5,594,192
Link (REIT)	3,321,308	29,262,938
MTR Corp. Ltd.	2,302,827	12,941,095
New World Development Co. Ltd.	9,398,803	14,353,081
PCCW Ltd.	6,559,863	3,856,309
Power Assets Holdings Ltd.	2,126,676	14,771,436
Sino Land Ltd.	4,940,470	8,513,680
SJM Holdings Ltd.	3,016,000	4,307,766
Sun Hung Kai Properties Ltd.	2,442,676	39,292,526
Swire Pacific Ltd. (A Shares)	765,384	7,868,605
Swire Properties Ltd.	1,792,800	7,020,012
Techtronic Industries Co. Ltd.	2,110,000	12,552,176
Wharf Holdings Ltd.	1,867,585	6,007,903
Wheelock and Co. Ltd.	1,251,000	9,395,555

TOTAL HONG KONG		577,677,268

Ireland - 0.7%
AIB Group PLC	1,248,245	6,820,585
Bank Ireland Group PLC	1,482,564	12,253,663
CRH PLC	1,286,162	47,456,616
DCC PLC (United Kingdom)	136,787	13,119,597
James Hardie Industries PLC CDI	676,816	11,347,539
Kerry Group PLC Class A	243,101	25,620,380
Paddy Power Betfair PLC (Ireland)	129,702	15,769,325
Ryanair Holdings PLC (b)	243,332	4,644,414
Smurfit Kappa Group PLC	345,430	14,295,403

TOTAL IRELAND		151,327,522

Isle of Man - 0.1%
Gaming VC Holdings SA	835,907	11,301,036
Genting Singapore Ltd.	9,278,659	8,732,203

TOTAL ISLE OF MAN		20,033,239

Israel - 0.5%
Azrieli Group	65,915	3,213,697
Bank Hapoalim BM (Reg.)	1,632,653	11,271,363
Bank Leumi le-Israel BM	2,216,594	13,822,816
Bezeq The Israel Telecommunication Corp. Ltd.	3,206,092	3,921,330
Check Point Software Technologies Ltd. (a)(b)	200,331	19,504,226
Elbit Systems Ltd. (Israel)	35,757	4,293,147
Frutarom Industries Ltd.	59,285	5,804,184
Israel Chemicals Ltd.	1,082,550	5,019,862
Mizrahi Tefahot Bank Ltd.	216,498	4,137,133
NICE Systems Ltd. (b)	84,809	8,900,217
NICE Systems Ltd. sponsored ADR (a)(b)	8,453	893,905
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,480,903	31,839,415

TOTAL ISRAEL		112,621,295

Italy - 1.9%
Assicurazioni Generali SpA	1,795,639	30,543,240
Atlantia SpA	759,567	22,012,821
Davide Campari-Milano SpA	890,377	6,651,321
Enel SpA	12,469,606	68,530,845
Eni SpA	3,900,039	70,774,559
Intesa Sanpaolo SpA	20,681,103	61,032,823
Intesa Sanpaolo SpA (Risparmio Shares)	1,417,114	4,265,944
Leonardo SpA	620,484	6,328,187
Luxottica Group SpA	260,378	16,218,160
Mediobanca SpA	948,361	8,944,842
Moncler SpA	274,385	12,596,629
Pirelli & C. S.p.A. (c)	613,180	5,245,821
Poste Italiane SpA (c)	800,741	6,856,042
Prysmian SpA	320,196	8,908,938
Recordati SpA	160,598	5,951,583
Snam Rete Gas SpA	3,488,114	14,304,851
Telecom Italia SpA (b)	17,482,795	14,068,907
Terna SpA	2,157,052	11,425,830
UniCredit SpA	3,077,146	50,844,768

TOTAL ITALY		425,506,111

Japan - 23.8%
ABC-MART, Inc.	50,400	3,104,104
ACOM Co. Ltd.	605,400	2,543,253
AEON Co. Ltd.	935,700	18,515,549
AEON Financial Service Co. Ltd.	173,300	4,046,348
AEON MALL Co. Ltd.	156,740	3,030,052
Air Water, Inc.	229,900	4,476,060
Aisin Seiki Co. Ltd.	248,500	12,518,086
Ajinomoto Co., Inc.	701,366	13,364,818
Alfresa Holdings Corp.	288,300	7,295,950
All Nippon Airways Ltd.	177,900	7,142,984
Alps Electric Co. Ltd.	288,600	6,797,349
Amada Holdings Co. Ltd.	521,600	5,641,433
Aozora Bank Ltd.	182,200	7,192,411
Asahi Glass Co. Ltd.	288,435	11,767,392
Asahi Group Holdings	556,003	28,993,796
Asahi Kasei Corp.	1,935,227	26,458,177
Asics Corp.	244,300	4,078,217
Astellas Pharma, Inc.	3,013,200	46,661,542
Bandai Namco Holdings, Inc.	306,350	13,038,567
Bank of Kyoto Ltd.	81,400	4,265,110
Benesse Holdings, Inc.	109,900	4,000,588
Bridgestone Corp.	933,979	37,378,996
Brother Industries Ltd.	341,600	7,159,516
Calbee, Inc.	123,700	4,514,308
Canon, Inc.	1,533,644	52,296,469
Casio Computer Co. Ltd.	295,800	4,511,020
Central Japan Railway Co.	221,100	45,608,777
Chiba Bank Ltd.	928,574	7,134,979
Chubu Electric Power Co., Inc.	929,664	14,382,752
Chugai Pharmaceutical Co. Ltd.	343,225	19,307,480
Chugoku Electric Power Co., Inc.	423,600	5,541,047
Coca-Cola West Co. Ltd.	205,500	8,661,281
Concordia Financial Group Ltd.	1,677,684	9,410,541
Credit Saison Co. Ltd.	244,452	4,038,856
CyberAgent, Inc.	155,100	8,112,506
CYBERDYNE, Inc. (a)(b)	168,400	2,162,567
Dai Nippon Printing Co. Ltd.	372,721	7,989,949
Dai-ichi Mutual Life Insurance Co.	1,653,000	30,710,182
Daicel Chemical Industries Ltd.	402,300	4,556,084
Daifuku Co. Ltd.	155,300	8,065,864
Daiichi Sankyo Kabushiki Kaisha	869,570	27,829,271
Daikin Industries Ltd.	381,994	43,957,874
Dainippon Sumitomo Pharma Co. Ltd.	243,100	5,033,300
Daito Trust Construction Co. Ltd.	111,963	18,289,125
Daiwa House Industry Co. Ltd.	868,084	31,356,231
Daiwa House REIT Investment Corp.	2,638	6,222,464
Daiwa Securities Group, Inc.	2,473,985	14,304,294
DeNA Co. Ltd.	164,200	3,149,850
DENSO Corp.	669,538	32,459,518
Dentsu, Inc.	331,600	15,800,213
Disco Corp.	44,100	8,330,698
Don Quijote Holdings Co. Ltd.	182,000	9,703,544
East Japan Railway Co.	473,000	46,687,501
Eisai Co. Ltd.	386,478	27,890,733
Electric Power Development Co. Ltd.	224,480	5,965,636
FamilyMart Co. Ltd. (a)	116,600	12,079,019
Fanuc Corp.	297,172	62,866,870
Fast Retailing Co. Ltd.	89,500	39,021,242
Fuji Electric Co. Ltd.	915,153	6,486,870
Fujifilm Holdings Corp.	591,705	22,642,337
Fujitsu Ltd.	3,015,075	18,384,598
Fukuoka Financial Group, Inc.	1,120,300	5,970,448
Hakuhodo DY Holdings, Inc.	360,100	5,468,449
Hamamatsu Photonics K.K.	218,300	9,481,707
Hankyu Hanshin Holdings, Inc.	350,900	14,483,072
Hikari Tsushin, Inc.	32,700	5,813,467
Hino Motors Ltd.	398,400	4,445,582
Hirose Electric Co. Ltd.	48,877	6,366,568
Hisamitsu Pharmaceutical Co., Inc.	87,500	7,287,310
Hitachi Chemical Co. Ltd.	158,300	3,413,814
Hitachi Construction Machinery Co. Ltd.	164,900	6,041,386
Hitachi High-Technologies Corp.	105,700	4,824,199
Hitachi Ltd.	7,410,271	53,952,453
Hitachi Metals Ltd.	327,600	3,607,711
Honda Motor Co. Ltd.	2,499,460	79,320,700
Hoshizaki Corp.	83,300	8,369,435
Hoya Corp.	584,816	34,798,124
Hulic Co. Ltd.	459,300	4,716,074
Idemitsu Kosan Co. Ltd.	207,200	6,961,585
IHI Corp.	225,318	8,432,032
Iida Group Holdings Co. Ltd.	223,600	4,273,240
INPEX Corp.	1,569,200	17,387,416
Isetan Mitsukoshi Holdings Ltd.	516,087	6,352,202
Isuzu Motors Ltd.	845,400	11,284,554
Itochu Corp.	2,166,986	40,548,168
J. Front Retailing Co. Ltd.	352,800	5,536,155
Japan Airlines Co. Ltd.	179,000	6,940,497
Japan Airport Terminal Co. Ltd.	72,200	3,331,746
Japan Exchange Group, Inc.	781,100	14,855,871
Japan Post Bank Co. Ltd.	622,600	7,789,296
Japan Post Holdings Co. Ltd.	2,414,600	27,616,785
Japan Prime Realty Investment Corp.	1,266	4,602,684
Japan Real Estate Investment Corp.	2,008	10,539,762
Japan Retail Fund Investment Corp.	4,025	7,303,718
Japan Tobacco, Inc.	1,686,400	45,435,772
JFE Holdings, Inc.	753,475	15,503,660
JGC Corp.	317,717	6,603,386
JSR Corp.	296,116	5,781,591
JTEKT Corp.	315,700	4,576,282
JX Holdings, Inc.	4,991,000	32,063,145
Kajima Corp.	1,378,317	11,214,917
Kakaku.com, Inc.	213,100	4,640,657
Kamigumi Co. Ltd.	164,631	3,604,826
Kaneka Corp.	375,559	3,866,582
Kansai Electric Power Co., Inc.	1,079,336	15,509,613
Kansai Paint Co. Ltd.	271,600	5,832,216
Kao Corp.	758,950	58,621,119
Kawasaki Heavy Industries Ltd.	217,694	6,573,302
KDDI Corp.	2,776,400	74,889,155
Keihan Electric Railway Co., Ltd.	146,300	4,955,789
Keihin Electric Express Railway Co. Ltd.	338,230	5,699,091
Keio Corp.	157,682	7,307,523
Keisei Electric Railway Co.	198,300	6,710,284
Keyence Corp.	149,124	91,611,499
Kikkoman Corp.	225,749	10,612,907
Kintetsu Group Holdings Co. Ltd.	263,110	11,016,832
Kirin Holdings Co. Ltd.	1,261,156	35,726,580
Kobayashi Pharmaceutical Co. Ltd.	75,500	6,669,624
Kobe Steel Ltd.	476,400	4,753,880
Koito Manufacturing Co. Ltd.	160,200	11,795,762
Komatsu Ltd.	1,415,645	46,189,123
Konami Holdings Corp.	143,100	6,703,615
Konica Minolta, Inc.	693,500	6,308,624
Kose Corp.	46,500	10,117,709
Kubota Corp.	1,513,564	25,412,100
Kuraray Co. Ltd.	489,486	7,471,485
Kurita Water Industries Ltd.	151,400	4,356,134
Kyocera Corp.	492,104	29,040,766
Kyowa Hakko Kirin Co., Ltd.	397,689	8,104,506
Kyushu Electric Power Co., Inc.	581,570	6,875,020
Kyushu Railway Co.	245,300	7,813,251
Lawson, Inc.	76,316	4,973,852
LINE Corp. (b)	109,700	3,994,825
Lion Corp.	343,900	6,300,434
LIXIL Group Corp.	407,959	9,022,837
M3, Inc.	322,700	13,511,959
Mabuchi Motor Co. Ltd.	74,942	3,478,946
Makita Corp.	343,400	15,341,490
Marubeni Corp.	2,398,144	18,603,380
Marui Group Co. Ltd.	304,649	6,164,103
Maruichi Steel Tube Ltd.	87,700	2,906,269
Mazda Motor Corp.	871,700	10,933,864
McDonald's Holdings Co. (Japan) Ltd.	101,100	5,092,871
Mebuki Financial Group, Inc.	1,264,710	4,603,807
Medipal Holdings Corp.	262,500	6,059,084
Meiji Holdings Co. Ltd.	187,258	15,902,561
Minebea Mitsumi, Inc.	589,300	11,121,028
Misumi Group, Inc.	434,500	12,581,468
Mitsubishi Chemical Holdings Corp.	1,962,775	18,075,739
Mitsubishi Corp.	2,072,202	57,434,185
Mitsubishi Electric Corp.	2,798,006	39,652,692
Mitsubishi Estate Co. Ltd.	1,812,423	32,794,328
Mitsubishi Gas Chemical Co., Inc.	248,633	6,356,100
Mitsubishi Heavy Industries Ltd.	465,525	17,560,838
Mitsubishi Materials Corp.	161,193	4,460,229
Mitsubishi Motors Corp. of Japan	1,028,100	7,747,158
Mitsubishi Tanabe Pharma Corp.	387,300	6,942,455
Mitsubishi UFJ Financial Group, Inc.	18,113,630	109,192,994
Mitsubishi UFJ Lease & Finance Co. Ltd.	618,000	3,698,286
Mitsui & Co. Ltd.	2,616,623	45,918,183
Mitsui Chemicals, Inc.	282,736	8,145,119
Mitsui Fudosan Co. Ltd.	1,367,877	34,203,331
Mitsui OSK Lines Ltd.	175,628	4,625,163
Mizuho Financial Group, Inc.	36,977,700	64,335,177
MS&AD Insurance Group Holdings, Inc.	727,584	23,084,300
Murata Manufacturing Co. Ltd.	276,254	41,100,988
Nabtesco Corp.	173,300	5,671,260
Nagoya Railroad Co. Ltd.	277,300	7,132,283
NEC Corp.	399,254	11,223,734
New Hampshire Foods Ltd.	139,970	5,744,657
Nexon Co. Ltd. (b)	675,100	11,176,680
NGK Insulators Ltd.	402,109	7,304,513
NGK Spark Plug Co. Ltd.	244,400	6,694,967
Nidec Corp.	342,784	53,205,018
Nikon Corp.	491,638	7,950,813
Nintendo Co. Ltd.	173,796	71,140,964
Nippon Building Fund, Inc.	2,057	11,534,403
Nippon Electric Glass Co. Ltd.	130,300	3,521,055
Nippon Express Co. Ltd.	114,754	8,600,493
Nippon Paint Holdings Co. Ltd.	224,500	9,400,170
Nippon Prologis REIT, Inc.	2,719	5,673,696
Nippon Steel & Sumitomo Metal Corp.	1,165,363	24,326,659
Nippon Telegraph & Telephone Corp.	1,060,500	49,543,276
Nippon Yusen KK	234,557	4,759,908
Nissan Chemical Industries Co. Ltd.	196,800	9,214,355
Nissan Motor Co. Ltd.	3,559,148	35,300,000
Nisshin Seifun Group, Inc.	303,223	6,385,177
Nissin Food Holdings Co. Ltd.	90,523	6,740,233
Nitori Holdings Co. Ltd.	122,800	21,126,093
Nitto Denko Corp.	253,094	19,791,160
NKSJ Holdings, Inc.	509,403	22,060,836
NOK Corp.	119,400	2,245,644
Nomura Holdings, Inc.	5,306,347	27,351,782
Nomura Real Estate Holdings, Inc.	192,000	4,505,915
Nomura Real Estate Master Fund, Inc.	5,955	8,342,529
Nomura Research Institute Ltd.	173,155	8,722,612
NSK Ltd.	549,276	6,214,795
NTT Data Corp.	967,500	10,804,467
NTT DOCOMO, Inc.	2,092,300	53,964,365
Obayashi Corp.	995,504	10,015,845
OBIC Co. Ltd.	99,500	8,615,986
Odakyu Electric Railway Co. Ltd.	452,000	9,756,228
Oji Holdings Corp.	1,322,352	8,655,484
Olympus Corp.	446,629	15,781,579
OMRON Corp.	295,160	15,546,875
Ono Pharmaceutical Co. Ltd.	583,100	14,469,628
Oracle Corp. Japan	58,900	4,488,496
Oriental Land Co. Ltd.	306,724	31,437,906
ORIX Corp.	2,030,580	34,093,435
Osaka Gas Co. Ltd.	574,905	12,517,598
Otsuka Corp.	160,200	6,619,470
Otsuka Holdings Co. Ltd.	598,700	29,713,389
Panasonic Corp.	3,384,873	45,897,138
Park24 Co. Ltd.	157,500	4,253,665
Pola Orbis Holdings, Inc.	140,500	6,961,392
Rakuten, Inc.	1,319,600	8,842,103
Recruit Holdings Co. Ltd.	1,690,100	46,835,587
Renesas Electronics Corp. (b)	1,278,000	12,711,275
Resona Holdings, Inc.	3,206,500	17,813,894
Ricoh Co. Ltd.	1,027,770	9,275,474
Rinnai Corp.	51,600	4,933,033
ROHM Co. Ltd.	144,944	13,443,811
Ryohin Keikaku Co. Ltd.	36,600	12,448,407
Sankyo Co. Ltd. (Gunma)	68,200	2,705,180
Santen Pharmaceutical Co. Ltd.	561,000	9,782,755
SBI Holdings, Inc. Japan	344,260	9,411,493
Secom Co. Ltd.	321,867	23,932,501
Sega Sammy Holdings, Inc.	265,400	4,693,934
Seibu Holdings, Inc.	338,200	5,568,012
Seiko Epson Corp.	428,800	7,490,993
Sekisui Chemical Co. Ltd.	575,493	9,458,854
Sekisui House Ltd.	953,067	16,940,190
Seven & i Holdings Co. Ltd.	1,155,200	51,095,437
Seven Bank Ltd.	914,900	2,893,097
SG Holdings Co. Ltd.	147,200	3,339,519
Sharp Corp. (a)	267,400	7,118,540
Shimadzu Corp.	340,400	9,402,969
Shimamura Co. Ltd.	33,800	3,455,035
SHIMANO, Inc.	113,700	16,085,333
SHIMIZU Corp.	846,316	8,250,678
Shin-Etsu Chemical Co. Ltd.	563,062	55,990,542
Shinsei Bank Ltd.	252,900	3,984,551
Shionogi & Co. Ltd.	428,891	22,427,426
Shiseido Co. Ltd.	582,550	46,018,266
Shizuoka Bank Ltd.	692,074	6,655,042
Showa Shell Sekiyu K.K.	289,800	3,840,131
SMC Corp.	87,771	33,426,966
SoftBank Corp.	1,265,530	89,802,191
Sohgo Security Services Co., Ltd.	109,700	5,026,929
Sony Corp.	1,940,685	91,559,387
Sony Financial Holdings, Inc.	269,100	4,926,799
Stanley Electric Co. Ltd.	202,325	6,909,384
Start Today Co. Ltd.	310,600	10,806,830
Subaru Corp.	943,400	28,769,893
Sumco Corp.	359,700	8,684,337
Sumitomo Chemical Co. Ltd.	2,284,334	13,750,890
Sumitomo Corp.	1,725,642	28,844,022
Sumitomo Electric Industries Ltd.	1,156,306	17,391,553
Sumitomo Heavy Industries Ltd.	169,564	5,962,875
Sumitomo Metal Mining Co. Ltd.	356,632	13,550,287
Sumitomo Mitsui Financial Group, Inc.	2,060,100	84,932,413
Sumitomo Mitsui Trust Holdings, Inc.	508,572	21,163,259
Sumitomo Realty & Development Co. Ltd.	547,000	20,585,230
Sumitomo Rubber Industries Ltd.	260,600	4,371,880
Sundrug Co. Ltd.	112,200	5,105,391
Suntory Beverage & Food Ltd.	213,200	9,485,572
Suzuken Co. Ltd.	110,916	4,975,595
Suzuki Motor Corp.	527,000	30,199,040
Sysmex Corp.	256,200	23,103,571
T&D Holdings, Inc.	853,500	13,413,473
Taiheiyo Cement Corp.	186,000	6,849,242
Taisei Corp.	327,018	17,917,047
Taisho Pharmaceutical Holdings Co. Ltd.	55,257	5,876,945
Taiyo Nippon Sanso Corp.	196,900	2,921,327
Takashimaya Co. Ltd.	437,000	3,640,485
Takeda Pharmaceutical Co. Ltd.	1,091,542	44,373,384
TDK Corp.	198,625	17,748,753
Teijin Ltd.	272,968	5,275,416
Temp Holdings Co., Ltd.	272,100	5,835,449
Terumo Corp.	465,824	27,564,837
The Suruga Bank Ltd.	249,100	2,876,036
THK Co. Ltd.	185,200	6,588,445
Tobu Railway Co. Ltd.	296,859	9,177,273
Toho Co. Ltd.	173,754	6,011,679
Toho Gas Co. Ltd.	114,200	3,605,984
Tohoku Electric Power Co., Inc.	655,290	8,366,942
Tokio Marine Holdings, Inc.	1,032,100	49,503,692
Tokyo Century Corp.	65,400	3,937,767
Tokyo Electric Power Co., Inc. (b)	2,217,318	10,506,374
Tokyo Electron Ltd.	240,618	44,901,986
Tokyo Gas Co. Ltd.	596,979	16,233,462
Tokyo Tatemono Co. Ltd.	299,200	4,132,966
Tokyu Corp.	766,477	13,591,239
Tokyu Fudosan Holdings Corp.	787,800	5,800,407
Toppan Printing Co. Ltd.	750,013	6,098,101
Toray Industries, Inc.	2,125,983	17,348,960
Toshiba Corp. (b)	9,996,880	28,120,102
Tosoh Corp.	398,600	6,954,956
Toto Ltd.	217,092	11,318,515
Toyo Seikan Group Holdings Ltd.	233,600	3,907,375
Toyo Suisan Kaisha Ltd.	134,800	4,814,064
Toyoda Gosei Co. Ltd.	99,200	2,616,214
Toyota Industries Corp.	224,786	13,141,876
Toyota Motor Corp.	3,501,863	222,113,132
Toyota Tsusho Corp.	325,700	11,190,815
Trend Micro, Inc.	182,800	10,334,759
Tsuruha Holdings, Inc.	56,400	8,393,768
Unicharm Corp.	618,640	19,227,116
United Urban Investment Corp.	4,450	6,823,183
USS Co. Ltd.	336,600	6,377,098
West Japan Railway Co.	252,500	18,111,570
Yahoo! Japan Corp. (a)	2,183,100	7,912,234
Yakult Honsha Co. Ltd.	170,466	11,219,714
Yamada Denki Co. Ltd. (a)	958,050	4,967,047
Yamaguchi Financial Group, Inc.	304,000	3,669,182
Yamaha Corp.	211,743	11,011,958
Yamaha Motor Co. Ltd.	429,100	12,369,956
Yamato Holdings Co. Ltd.	472,932	13,541,850
Yamazaki Baking Co. Ltd.	185,700	4,028,607
Yaskawa Electric Corp.	368,000	14,753,528
Yokogawa Electric Corp.	350,600	6,373,640
Yokohama Rubber Co. Ltd.	183,300	3,973,133

TOTAL JAPAN		5,396,680,773

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,018,241	32,973,377
Eurofins Scientific SA	17,538	9,008,930
Millicom International Cellular SA (depository receipt)	101,610	6,406,001
RTL Group SA	59,269	4,472,568
SES SA (France) (depositary receipt)	558,452	9,645,982
Tenaris SA	723,858	13,008,662

TOTAL LUXEMBOURG		75,515,520

Malta - 0.0%
BGP Holdings PLC (b)(d)	5,796,476	68
Mauritius - 0.0%
Golden Agri-Resources Ltd.	9,834,180	2,313,752
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	4,062,500	3,906,541
HKT Trust/HKT Ltd. unit	5,820,760	7,300,228

TOTAL MULTI-NATIONAL		11,206,769

Netherlands - 4.5%
ABN AMRO Group NV GDR	648,427	16,843,728
AEGON NV	2,730,054	16,998,300
AEGON NV rights (b)	2,689,967	440,259
AerCap Holdings NV (b)	205,893	11,387,942
Airbus Group NV	890,622	101,605,522
Akzo Nobel NV	387,272	34,000,799
ASML Holding NV (Netherlands)	628,402	123,356,346
CNH Industrial NV	1,568,019	18,367,588
EXOR NV	166,266	12,051,143
Ferrari NV	188,302	24,544,991
Fiat Chrysler Automobiles NV	1,652,804	37,484,884
Heineken Holding NV	176,610	17,198,611
Heineken NV (Bearer)	397,375	39,784,168
ING Groep NV (Certificaten Van Aandelen)	5,957,217	86,765,152
Koninklijke Ahold Delhaize NV	1,911,402	43,917,345
Koninklijke Boskalis Westminster NV rights (a)(b)	136,656	159,758
Koninklijke DSM NV	278,117	27,694,801
Koninklijke DSM NV rights (b)	271,862	403,632
Koninklijke KPN NV	5,151,796	13,996,612
Koninklijke Philips Electronics NV	1,442,524	59,405,629
Koninklijke Philips Electronics NV rights (b)	1,409,962	1,318,653
NN Group NV	470,009	20,198,297
NXP Semiconductors NV (b)	526,843	60,060,102
QIAGEN NV (Germany) (b)	349,867	12,703,913
Randstad NV	182,602	10,899,822
RELX NV	1,480,868	32,288,892
STMicroelectronics NV (France) (b)	1,046,940	24,963,092
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,366,051	131,951,907
Vopak NV	107,925	5,299,128
Wolters Kluwer NV	445,051	24,994,581

TOTAL NETHERLANDS		1,011,085,597

New Zealand - 0.2%
Auckland International Airport Ltd.	1,479,060	6,831,305
Fisher & Paykel Healthcare Corp.	877,518	8,155,077
Fletcher Building Ltd.	1,307,788	6,031,102
Meridian Energy Ltd.	1,964,853	4,104,387
Ryman Healthcare Group Ltd.	612,520	4,886,513
Spark New Zealand Ltd.	2,806,264	7,187,594
The a2 Milk Co. Ltd. (b)	1,121,333	8,529,785

TOTAL NEW ZEALAND		45,725,763

Norway - 0.7%
Aker Bp ASA	165,680	6,054,031
DNB ASA	1,498,493	26,857,615
Gjensidige Forsikring ASA	306,882	4,736,725
Marine Harvest ASA (a)	638,824	12,780,071
Norsk Hydro ASA	2,061,757	12,974,999
Orkla ASA	1,249,914	11,273,009
Schibsted ASA (B Shares)	148,789	4,036,706
Statoil ASA (b)	1,783,497	46,926,675
Telenor ASA	1,150,891	23,706,439
Yara International ASA	272,312	11,221,676

TOTAL NORWAY		160,567,946

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	2,101,862	13,145,439
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)(d)	2,598,658	30
Energias de Portugal SA	3,923,506	15,365,695
Galp Energia SGPS SA Class B	768,049	14,271,925
Jeronimo Martins SGPS SA	387,727	6,096,512

TOTAL PORTUGAL		35,734,162

Singapore - 1.3%
Ascendas Real Estate Investment Trust	3,822,783	7,566,475
CapitaCommercial Trust (REIT)	3,894,053	4,973,545
CapitaLand Ltd.	3,928,237	10,151,772
CapitaMall Trust	3,805,900	5,884,313
City Developments Ltd.	623,000	5,216,290
ComfortDelgro Corp. Ltd.	3,316,784	6,094,252
DBS Group Holdings Ltd.	2,751,508	58,303,979
Jardine Cycle & Carriage Ltd.	151,530	3,888,838
Keppel Corp. Ltd.	2,229,900	12,841,266
Oversea-Chinese Banking Corp. Ltd.	4,821,886	45,162,976
Sembcorp Industries Ltd.	1,516,930	3,319,718
Singapore Airlines Ltd.	827,825	6,974,542
Singapore Airport Terminal Service Ltd.	1,025,300	3,951,561
Singapore Exchange Ltd.	1,231,600	6,660,032
Singapore Press Holdings Ltd.	2,470,421	4,852,827
Singapore Technologies Engineering Ltd.	2,393,961	6,222,493
Singapore Telecommunications Ltd.	12,512,127	30,653,006
Suntec (REIT)	3,263,100	4,387,034
United Overseas Bank Ltd.	2,049,960	43,086,137
UOL Group Ltd.	774,350	4,696,360
Venture Corp. Ltd.	418,900	6,601,778
Wilmar International Ltd.	2,944,200	7,124,927
Yangzijiang Shipbuilding Holdings Ltd.	3,642,300	2,625,253

TOTAL SINGAPORE		291,239,374

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	385,917	16,075,811
Aena Sme SA (c)	103,463	19,872,647
Amadeus IT Holding SA Class A	672,728	53,400,136
Banco Bilbao Vizcaya Argentaria SA	10,221,821	70,200,758
Banco de Sabadell SA	8,625,200	14,499,771
Banco Santander SA (Spain)	24,737,765	134,534,058
Bankia SA	1,895,357	7,192,380
Bankinter SA	1,033,073	9,956,394
CaixaBank SA	5,501,339	23,672,046
Enagas SA	347,573	9,268,392
Endesa SA	486,839	10,725,427
Ferrovial SA	729,650	14,867,743
Ferrovial SA rights (b)	729,636	266,130
Gas Natural SDG SA	536,941	13,175,651
Grifols SA	457,294	13,471,909
Iberdrola SA	8,883,459	63,058,981
Inditex SA	1,672,534	52,867,110
International Consolidated Airlines Group SA	201,599	1,830,757
International Consolidated Airlines Group SA CDI	740,550	6,700,168
MAPFRE SA (Reg.)	1,664,417	5,043,479
Red Electrica Corporacion SA	663,509	12,954,585
Repsol SA	2,028,005	38,656,534
Siemens Gamesa Renewable Energy SA (a)	365,433	5,619,940
Telefonica SA	7,162,301	63,176,769

TOTAL SPAIN		661,087,576

Sweden - 2.5%
Alfa Laval AB	450,065	11,237,463
ASSA ABLOY AB (B Shares)	1,536,663	33,035,751
Atlas Copco AB:
(A Shares)	1,029,603	40,861,431
(B Shares)	598,114	21,634,675
Boliden AB	419,113	14,772,627
Electrolux AB (B Shares)	368,812	9,099,964
Essity AB Class B	929,476	23,608,149
H&M Hennes & Mauritz AB (B Shares) (a)	1,343,734	20,274,463
Hexagon AB (B Shares)	396,295	22,319,707
Husqvarna AB (B Shares)	641,624	6,306,309
ICA Gruppen AB (a)	124,107	3,829,134
Industrivarden AB (C Shares)	254,375	5,341,843
Investor AB (B Shares)	698,218	28,944,960
Kinnevik AB (B Shares)	359,117	12,509,297
Lundbergfoeretagen AB	116,974	3,777,505
Lundin Petroleum AB	286,948	9,097,375
Nordea Bank AB	4,656,242	44,772,065
Sandvik AB	1,730,680	30,025,064
Securitas AB (B Shares)	482,029	7,766,815
Skandinaviska Enskilda Banken AB (A Shares)	2,494,506	22,469,816
Skanska AB (B Shares)	521,396	9,598,331
SKF AB (B Shares)	579,808	11,258,759
Svenska Handelsbanken AB (A Shares)	2,340,952	25,645,703
Swedbank AB (A Shares)	1,388,145	28,851,808
Swedish Match Co. AB	278,701	13,209,627
Tele2 AB (B Shares)	556,211	6,805,135
Telefonaktiebolaget LM Ericsson (B Shares)	4,710,182	34,191,743
TeliaSonera AB	4,313,787	20,221,106
Volvo AB (B Shares)	2,400,825	41,310,927

TOTAL SWEDEN		562,777,552

Switzerland - 7.5%
ABB Ltd. (Reg.)	2,825,321	63,917,230
Adecco SA (Reg.)	249,253	14,951,134
Baloise Holdings AG	74,754	10,967,358
Barry Callebaut AG	3,365	5,882,605
Clariant AG (Reg.)	305,263	7,365,213
Coca-Cola HBC AG	309,737	10,581,946
Compagnie Financiere Richemont SA Series A	800,397	73,298,775
Credit Suisse Group AG	3,918,503	60,080,430
Dufry AG	49,594	6,765,334
Ems-Chemie Holding AG	12,544	7,846,364
Galenica AG	69,755	10,824,906
Geberit AG (Reg.)	56,791	24,534,911
Givaudan SA	14,155	31,524,173
Julius Baer Group Ltd.	343,034	20,057,407
Kuehne & Nagel International AG	82,767	12,478,872
Lafargeholcim Ltd. (Reg.)	744,329	38,092,487
Lindt & Spruengli AG	157	11,867,390
Lindt & Spruengli AG (participation certificate)	1,610	10,299,361
Lonza Group AG	114,170	30,569,775
Nestle SA (Reg. S)	4,771,302	360,626,756
Novartis AG	3,410,180	253,522,272
Pargesa Holding SA	59,427	5,194,436
Partners Group Holding AG	26,602	19,217,354
Roche Holding AG (participation certificate)	1,077,120	230,947,273
Schindler Holding AG:
(participation certificate)	62,488	13,200,083
(Reg.)	30,774	6,313,416
SGS SA (Reg.)	8,192	21,186,494
Sika AG	3,298	26,334,476
Sonova Holding AG Class B	85,134	14,856,989
Straumann Holding AG	15,824	10,427,849
Swatch Group AG (Bearer)	47,437	23,015,801
Swatch Group AG (Bearer) (Reg.)	84,931	7,544,348
Swiss Life Holding AG	52,437	17,876,250
Swiss Prime Site AG	109,465	10,212,365
Swiss Re Ltd.	482,141	41,459,703
Swisscom AG	39,683	17,699,520
Temenos Group AG	92,329	13,676,983
UBS Group AG	5,908,143	89,017,780
Zurich Insurance Group AG	232,015	68,760,611

TOTAL SWITZERLAND		1,702,996,430

United Kingdom - 16.2%
3i Group PLC	1,491,445	18,894,677
Admiral Group PLC	308,971	7,908,618
Anglo American PLC (United Kingdom)	1,615,009	38,584,306
Antofagasta PLC	604,419	8,472,743
Ashtead Group PLC	758,411	23,500,994
Associated British Foods PLC	546,172	19,240,424
AstraZeneca PLC (United Kingdom)	1,941,589	141,650,442
Auto Trader Group PLC (c)	1,468,384	6,876,190
Aviva PLC	6,152,438	41,686,904
Babcock International Group PLC	387,534	4,291,352
BAE Systems PLC	4,886,033	41,476,846
Barclays PLC	26,160,425	68,520,371
Barratt Developments PLC	1,552,354	11,259,120
Berkeley Group Holdings PLC	196,589	11,096,309
BHP Billiton PLC	3,237,911	74,448,782
BP PLC	30,537,517	233,557,164
British American Tobacco PLC (United Kingdom)	3,516,413	180,499,451
British Land Co. PLC	1,440,301	12,981,423
BT Group PLC	12,928,434	35,063,354
Bunzl PLC	515,062	15,679,577
Burberry Group PLC	643,982	17,712,243
Carnival PLC	279,088	17,883,088
Centrica PLC	8,586,381	16,653,472
Coca-Cola European Partners PLC	334,133	12,687,030
Compass Group PLC	2,427,840	52,203,989
ConvaTec Group PLC (c)	2,086,499	6,426,634
Croda International PLC	201,425	12,483,173
Diageo PLC	3,771,843	138,589,836
Direct Line Insurance Group PLC	2,107,435	10,015,429
easyJet PLC	243,617	5,534,635
Fresnillo PLC	338,834	5,983,949
G4S PLC (United Kingdom)	2,380,567	8,541,274
GlaxoSmithKline PLC	7,601,670	154,008,687
Hammerson PLC	1,217,662	8,854,283
Hargreaves Lansdown PLC	436,292	11,060,310
HSBC Holdings PLC (United Kingdom)	30,679,277	293,667,109
Imperial Tobacco Group PLC	1,462,205	52,676,498
InterContinental Hotel Group PLC	276,838	17,716,223
Intertek Group PLC	247,441	17,979,625
Investec PLC	1,029,891	7,606,640
ITV PLC	5,554,026	12,005,155
J Sainsbury PLC	2,686,296	11,366,581
John Wood Group PLC	1,038,868	9,261,115
Johnson Matthey PLC	296,699	13,855,863
Kingfisher PLC	3,313,687	13,446,434
Land Securities Group PLC	1,136,831	14,048,546
Legal & General Group PLC	9,134,390	32,761,278
Lloyds Banking Group PLC	110,516,083	92,697,766
London Stock Exchange Group PLC	478,416	28,439,327
Marks & Spencer Group PLC	2,492,492	9,410,040
Mediclinic International PLC	560,294	4,550,892
Meggitt PLC	1,190,594	7,782,215
Melrose Industries PLC	7,425,941	23,297,152
Merlin Entertainments PLC (c)	1,096,774	5,347,931
Micro Focus International PLC	668,422	11,842,102
Mondi PLC	563,028	15,635,356
National Grid PLC	5,163,515	57,198,701
Next PLC	220,636	17,011,543
NMC Health PLC	159,432	7,468,798
Old Mutual PLC	7,562,126	24,106,404
Pearson PLC	1,196,727	14,344,750
Persimmon PLC	473,604	17,829,861
Prudential PLC	3,966,513	95,277,150
Reckitt Benckiser Group PLC	1,025,066	78,461,827
RELX PLC	1,622,848	35,649,928
Rio Tinto PLC	1,842,236	103,904,468
Rolls-Royce Holdings PLC	2,553,019	27,941,173
Royal Bank of Scotland Group PLC (b)	5,503,474	20,126,435
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,047,524	244,352,528
Class B (United Kingdom)	5,742,674	205,107,124
Royal Mail PLC	1,379,567	9,334,690
RSA Insurance Group PLC	1,567,818	13,584,678
Sage Group PLC	1,661,032	14,626,407
Schroders PLC	190,572	8,200,515
Scottish & Southern Energy PLC	1,555,396	28,254,696
Segro PLC	1,537,825	13,382,038
Severn Trent PLC	362,210	9,577,112
SKY PLC	1,581,252	28,314,443
Smith & Nephew PLC	1,341,467	24,344,407
Smiths Group PLC	606,731	14,199,451
St. James's Place Capital PLC	810,943	12,850,083
Standard Chartered PLC (United Kingdom)	4,296,026	43,094,619
Standard Life PLC	4,110,480	19,152,254
Taylor Wimpey PLC	5,022,995	12,696,921
Tesco PLC	14,915,644	48,688,186
The Weir Group PLC	369,343	10,757,506
Travis Perkins PLC	386,519	6,913,435
Unilever PLC	1,888,552	104,123,425
United Utilities Group PLC	1,045,385	10,781,157
Vodafone Group PLC	40,805,851	104,277,072
Vodafone Group PLC sponsored ADR	8,775	227,536
Whitbread PLC	281,252	15,759,141
WM Morrison Supermarkets PLC	3,430,759	11,210,150

TOTAL UNITED KINGDOM		3,682,851,539

TOTAL COMMON STOCKS
(Cost $20,263,806,657)		22,077,031,306

Nonconvertible Preferred Stocks - 0.8%
France - 0.2%
Air Liquide SA (b)	320,692	39,592,012
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	84,467	7,401,024
Fuchs Petrolub AG	106,904	5,606,429
Henkel AG & Co. KGaA	272,830	33,697,269
Porsche Automobil Holding SE (Germany)	234,726	17,309,558
Sartorius AG (non-vtg.)	54,530	7,987,662
Volkswagen AG	284,482	53,524,408

TOTAL GERMANY		125,526,350

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	9,235,905	6,467,544
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)	176,304,076	234,370
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $141,193,103)		171,820,276
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.9% to 2% 9/20/18 to 11/8/18 (Cost $29,769,758)(e)	30,000,000	29,769,045
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.76% (f)	378,592,082	378,667,801
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	158,192,692	158,208,512
TOTAL MONEY MARKET FUNDS
(Cost $536,892,153)		536,876,313
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $20,971,661,671)		22,815,496,940
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(149,602,067)
NET ASSETS - 100%		$22,665,894,873

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	6,809	June 2018	$676,474,150	$(14,856,420)	$(14,856,420)

The notional amount of futures purchased as a percentage of Net Assets is 3%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
JPY	196,000,000	USD	1,836,688	Goldman Sachs Bank USA	6/8/18	$(34,444)
JPY	160,000,000	USD	1,516,776	Goldman Sachs Bank USA	6/8/18	(45,556)
JPY	350,000,000	USD	3,314,554	Goldman Sachs Bank USA	6/8/18	(96,261)
JPY	200,000,000	USD	1,906,111	Goldman Sachs Bank USA	6/8/18	(67,086)
JPY	285,000,000	USD	2,613,559	Goldman Sachs Bank USA	6/8/18	7,051
JPY	210,000,000	USD	1,927,635	Goldman Sachs Bank USA	6/8/18	3,341
USD	8,545,662	JPY	906,000,000	Goldman Sachs Bank USA	6/8/18	214,881
USD	4,470,733	JPY	495,000,000	Goldman Sachs Bank USA	6/8/18	(80,852)
EUR	2,100,000	USD	2,587,043	Goldman Sachs Bank USA	6/15/18	(129,839)
EUR	1,600,000	USD	1,976,960	Goldman Sachs Bank USA	6/15/18	(104,805)
EUR	3,600,000	USD	4,472,939	Goldman Sachs Bank USA	6/15/18	(260,590)
EUR	2,100,000	USD	2,624,943	Goldman Sachs Bank USA	6/15/18	(167,740)
EUR	2,600,000	USD	3,157,700	Goldman Sachs Bank USA	6/15/18	(115,448)
EUR	2,200,000	USD	2,632,892	Goldman Sachs Bank USA	6/15/18	(58,679)
GBP	1,100,000	USD	1,535,525	Goldman Sachs Bank USA	6/15/18	(72,379)
GBP	900,000	USD	1,244,753	Goldman Sachs Bank USA	6/15/18	(47,634)
GBP	1,900,000	USD	2,638,188	Goldman Sachs Bank USA	6/15/18	(110,936)
GBP	1,100,000	USD	1,532,771	Goldman Sachs Bank USA	6/15/18	(69,625)
GBP	1,400,000	USD	1,952,331	Goldman Sachs Bank USA	6/15/18	(90,145)
SEK	1,900,000	USD	232,544	Goldman Sachs Bank USA	6/15/18	(16,906)
SEK	1,500,000	USD	183,214	Goldman Sachs Bank USA	6/15/18	(12,973)
SEK	3,100,000	USD	377,949	Goldman Sachs Bank USA	6/15/18	(26,118)
SEK	1,600,000	USD	196,006	Goldman Sachs Bank USA	6/15/18	(14,416)
SEK	2,500,000	USD	289,295	Goldman Sachs Bank USA	6/15/18	(5,560)
SEK	2,400,000	USD	272,572	Goldman Sachs Bank USA	6/15/18	(187)
USD	11,734,189	EUR	9,400,000	Goldman Sachs Bank USA	6/15/18	735,279
USD	5,669,237	EUR	4,800,000	Goldman Sachs Bank USA	6/15/18	52,772
USD	7,021,715	GBP	5,000,000	Goldman Sachs Bank USA	6/15/18	371,051
USD	1,892,065	GBP	1,400,000	Goldman Sachs Bank USA	6/15/18	29,879
USD	994,421	SEK	8,100,000	Goldman Sachs Bank USA	6/15/18	75,121
USD	561,405	SEK	4,900,000	Goldman Sachs Bank USA	6/15/18	5,286
AUD	900,000	USD	701,921	Goldman Sachs Bank USA	6/21/18	(21,224)
AUD	600,000	USD	466,105	Goldman Sachs Bank USA	6/21/18	(12,307)
AUD	1,300,000	USD	1,009,375	Goldman Sachs Bank USA	6/21/18	(26,146)
AUD	800,000	USD	624,850	Goldman Sachs Bank USA	6/21/18	(19,786)
AUD	1,200,000	USD	905,615	Goldman Sachs Bank USA	6/21/18	1,980
AUD	600,000	USD	451,509	Goldman Sachs Bank USA	6/21/18	2,289
USD	2,838,056	AUD	3,600,000	Goldman Sachs Bank USA	6/21/18	115,271
USD	1,352,797	AUD	1,800,000	Goldman Sachs Bank USA	6/21/18	(8,596)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(102,037)
					Unrealized Appreciation	1,614,201
					Unrealized Depreciation	(1,716,238)

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,177,775 or 0.7% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,827,783.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,006,924
Fidelity Securities Lending Cash Central Fund	1,445,790
Total	$2,452,714

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,787,410,771	$1,482,535,848	$1,304,874,923	$--
Consumer Staples	2,468,169,255	880,181,076	1,587,988,179	--
Energy	1,321,196,357	276,554,273	1,044,642,084	--
Financials	4,470,784,416	1,854,481,785	2,616,302,533	98
Health Care	2,315,019,281	606,725,325	1,708,293,956	--
Industrials	3,204,073,899	1,558,045,616	1,646,028,283	--
Information Technology	1,528,143,379	662,716,939	865,426,440	--
Materials	1,838,975,362	957,991,748	880,983,614	--
Real Estate	796,580,582	464,480,605	332,099,977	--
Telecommunication Services	814,284,357	159,094,754	655,189,603	--
Utilities	704,213,923	409,062,902	295,151,021	--
Government Obligations	29,769,045	--	29,769,045	--
Money Market Funds	536,876,313	536,876,313	--	--
Total Investments in Securities:	$22,815,496,940	$9,848,747,184	$12,966,749,658	$98
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$1,614,201	$--	$1,614,201	$--
Total Assets	$1,614,201	$--	$1,614,201	$--
Liabilities
Forward Foreign Currency Contracts	$(1,716,238)	$--	$(1,716,238)	$--
Futures Contracts	$(14,856,420)	$(14,856,420)	$--	$--
Total Liabilities	$(16,572,658)	$(14,856,420)	$(1,716,238)	$--
Total Derivative Instruments:	$(14,958,457)	$(14,856,420)	$(102,037)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$8,671,720,593

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® 500 Index Fund

May 31, 2018

UEI-QTLY-0718
1.816023.113

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.2%
Aptiv PLC	1,728,873	$168,565
BorgWarner, Inc.	1,287,140	62,787
The Goodyear Tire & Rubber Co.	1,562,981	38,184
		269,536
Automobiles - 0.5%
Ford Motor Co.	25,379,639	293,135
General Motors Co.	8,212,133	350,658
Harley-Davidson, Inc.	1,095,270	44,994
		688,787
Distributors - 0.1%
Genuine Parts Co.	954,278	86,639
LKQ Corp. (a)	2,013,301	63,963
		150,602
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,359,581	37,320
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	2,640,202	164,432
Chipotle Mexican Grill, Inc. (a)(b)	159,842	68,761
Darden Restaurants, Inc.	803,394	70,225
Hilton Worldwide Holdings, Inc.	1,841,540	148,631
Marriott International, Inc. Class A	1,952,637	264,309
McDonald's Corp.	5,184,443	829,563
MGM Mirage, Inc.	3,314,996	104,257
Norwegian Cruise Line Holdings Ltd. (a)	1,340,898	70,183
Royal Caribbean Cruises Ltd.	1,112,081	116,746
Starbucks Corp.	9,139,361	517,928
Wynn Resorts Ltd.	550,166	107,838
Yum! Brands, Inc.	2,162,476	175,874
		2,638,747
Household Durables - 0.4%
D.R. Horton, Inc.	2,224,746	93,907
Garmin Ltd.	719,445	43,231
Leggett & Platt, Inc.	860,014	35,519
Lennar Corp. Class A	1,775,878	91,884
Mohawk Industries, Inc. (a)	411,414	83,945
Newell Brands, Inc.	3,155,464	74,406
PulteGroup, Inc.	1,713,964	51,847
Whirlpool Corp. (b)	459,714	66,544
		541,283
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	2,613,136	4,258,419
Expedia, Inc.	795,687	96,302
Netflix, Inc. (a)	2,822,150	992,268
The Booking Holdings, Inc. (a)	317,170	668,886
TripAdvisor, Inc. (a)(b)	705,741	36,797
		6,052,672
Leisure Products - 0.1%
Hasbro, Inc.	734,900	63,753
Mattel, Inc. (b)	2,236,680	34,713
		98,466
Media - 2.4%
CBS Corp. Class B	2,244,641	113,063
Charter Communications, Inc. Class A (a)	1,209,865	315,823
Comcast Corp. Class A	30,143,816	939,884
Discovery Communications, Inc.:
Class A (a)(b)	1,012,020	21,344
Class C (non-vtg.) (a)	2,211,984	43,731
DISH Network Corp. Class A (a)	1,483,044	43,824
Interpublic Group of Companies, Inc.	2,500,373	56,508
News Corp.:
Class A	2,490,762	37,436
Class B	791,951	12,236
Omnicom Group, Inc. (b)	1,497,529	107,942
The Walt Disney Co.	9,779,044	972,722
Time Warner, Inc.	5,071,713	477,552
Twenty-First Century Fox, Inc.:
Class A	6,854,675	264,248
Class B	2,856,219	109,022
Viacom, Inc. Class B (non-vtg.)	2,295,132	62,198
		3,577,533
Multiline Retail - 0.5%
Dollar General Corp.	1,677,794	146,773
Dollar Tree, Inc. (a)	1,541,945	127,349
Kohl's Corp.	1,092,608	72,932
Macy's, Inc.	1,982,243	69,200
Nordstrom, Inc. (b)	760,252	37,275
Target Corp.	3,535,089	257,673
		711,202
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	481,111	61,880
AutoZone, Inc. (a)	177,224	115,075
Best Buy Co., Inc.	1,653,975	112,884
CarMax, Inc. (a)(b)	1,176,133	81,059
Foot Locker, Inc.	788,254	42,542
Gap, Inc.	1,416,708	39,639
Home Depot, Inc.	7,594,375	1,416,731
L Brands, Inc.	1,597,052	54,156
Lowe's Companies, Inc.	5,397,596	512,826
O'Reilly Automotive, Inc. (a)	544,149	146,599
Ross Stores, Inc.	2,485,259	196,037
Tiffany & Co., Inc.	662,744	86,674
TJX Companies, Inc.	4,112,140	371,408
Tractor Supply Co.	813,689	60,465
Ulta Beauty, Inc. (a)	376,825	93,042
		3,391,017
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (b)	2,342,814	42,709
Michael Kors Holdings Ltd. (a)	989,035	56,761
NIKE, Inc. Class B	8,440,640	606,038
PVH Corp.	500,304	80,049
Ralph Lauren Corp.	360,343	48,495
Tapestry, Inc.	1,852,709	81,000
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,204,954	25,184
Class C (non-vtg.) (a)(b)	1,198,850	22,682
VF Corp.	2,141,272	173,786
		1,136,704

TOTAL CONSUMER DISCRETIONARY		19,293,869

CONSUMER STAPLES - 6.7%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	1,700,916	96,204
Constellation Brands, Inc. Class A (sub. vtg.)	1,114,564	248,637
Dr. Pepper Snapple Group, Inc.	1,168,952	139,456
Molson Coors Brewing Co. Class B	1,202,516	74,135
Monster Beverage Corp. (a)	2,689,000	137,569
PepsiCo, Inc.	9,248,809	927,193
The Coca-Cola Co.	24,968,725	1,073,655
		2,696,849
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	2,855,697	566,113
Kroger Co.	5,228,692	127,214
Sysco Corp.	3,122,723	203,071
Walgreens Boots Alliance, Inc.	5,540,760	345,688
Walmart, Inc.	9,440,163	779,191
		2,021,277
Food Products - 1.1%
Archer Daniels Midland Co.	3,637,045	159,012
Campbell Soup Co. (b)	1,251,184	42,090
ConAgra Foods, Inc.	2,605,671	96,566
General Mills, Inc.	3,700,738	156,504
Hormel Foods Corp. (b)	1,756,500	63,041
Kellogg Co.	1,618,960	104,245
McCormick & Co., Inc. (non-vtg.) (b)	787,552	79,543
Mondelez International, Inc.	9,672,736	379,848
The Hershey Co.	916,152	82,490
The J.M. Smucker Co.	738,692	79,409
The Kraft Heinz Co.	3,884,171	223,262
Tyson Foods, Inc. Class A	1,935,394	130,581
		1,596,591
Household Products - 1.3%
Church & Dwight Co., Inc.	1,586,461	74,484
Clorox Co.	841,569	101,687
Colgate-Palmolive Co.	5,692,628	359,148
Kimberly-Clark Corp.	2,280,792	230,018
Procter & Gamble Co.	16,395,174	1,199,635
		1,964,972
Personal Products - 0.2%
Coty, Inc. Class A	3,070,790	40,688
Estee Lauder Companies, Inc. Class A	1,460,397	218,242
		258,930
Tobacco - 1.0%
Altria Group, Inc.	12,359,437	688,915
Philip Morris International, Inc.	10,100,757	803,414
		1,492,329

TOTAL CONSUMER STAPLES		10,030,948

ENERGY - 6.2%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	2,748,233	95,061
Halliburton Co.	5,674,509	282,250
Helmerich & Payne, Inc.	708,008	46,998
National Oilwell Varco, Inc.	2,471,580	102,373
Schlumberger Ltd.	9,000,312	618,051
TechnipFMC PLC	2,851,384	88,821
		1,233,554
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	3,351,400	233,928
Andeavor	920,000	132,876
Apache Corp.	2,480,720	99,229
Cabot Oil & Gas Corp.	2,996,691	68,474
Chevron Corp.	12,423,199	1,544,204
Cimarex Energy Co.	620,674	57,673
Concho Resources, Inc. (a)(b)	969,451	133,115
ConocoPhillips Co.	7,638,784	514,778
Devon Energy Corp.	3,421,455	142,230
EOG Resources, Inc.	3,763,120	443,333
EQT Corp.	1,592,227	82,063
Exxon Mobil Corp.	27,556,766	2,238,712
Hess Corp.	1,741,592	105,227
Kinder Morgan, Inc.	12,338,424	205,805
Marathon Oil Corp.	5,525,729	118,416
Marathon Petroleum Corp.	3,085,170	243,821
Newfield Exploration Co. (a)	1,298,878	37,979
Noble Energy, Inc.	3,200,938	114,273
Occidental Petroleum Corp.	4,976,094	418,987
ONEOK, Inc.	2,670,531	182,023
Phillips 66 Co.	2,730,466	318,072
Pioneer Natural Resources Co.	1,107,541	213,866
Range Resources Corp. (b)	1,470,883	23,299
The Williams Companies, Inc.	5,380,462	144,519
Valero Energy Corp.	2,817,131	341,436
		8,158,338

TOTAL ENERGY		9,391,892

FINANCIALS - 14.2%
Banks - 6.3%
Bank of America Corp.	62,219,560	1,806,856
BB&T Corp.	5,055,515	265,415
Citigroup, Inc.	16,714,248	1,114,673
Citizens Financial Group, Inc.	3,169,284	129,465
Comerica, Inc.	1,123,879	105,971
Fifth Third Bancorp	4,512,113	137,980
Huntington Bancshares, Inc.	7,168,965	106,603
JPMorgan Chase & Co.	22,319,502	2,388,410
KeyCorp	6,898,105	134,099
M&T Bank Corp.	976,667	168,065
Peoples United Financial, Inc.	2,257,419	41,559
PNC Financial Services Group, Inc.	3,066,955	439,832
Regions Financial Corp.	7,300,526	133,162
SunTrust Banks, Inc.	3,045,555	205,605
SVB Financial Group (a)	343,864	107,330
U.S. Bancorp	10,205,881	510,192
Wells Fargo & Co.	28,549,920	1,541,410
Zions Bancorporation	1,278,015	70,048
		9,406,675
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	354,411	56,443
Ameriprise Financial, Inc.	951,660	131,929
Bank of New York Mellon Corp.	6,566,831	359,534
BlackRock, Inc. Class A	804,823	429,961
Brighthouse Financial, Inc. (b)	623,145	29,356
Cboe Global Markets, Inc.	732,970	71,509
Charles Schwab Corp.	7,793,458	433,472
CME Group, Inc.	2,213,650	360,604
E*TRADE Financial Corp. (a)	1,732,085	109,728
Franklin Resources, Inc.	2,116,902	71,064
Goldman Sachs Group, Inc.	2,297,629	518,988
IntercontinentalExchange, Inc.	3,786,909	268,454
Invesco Ltd.	2,647,861	72,340
Moody's Corp.	1,081,239	184,427
Morgan Stanley	8,972,921	449,902
MSCI, Inc.	584,946	95,095
Northern Trust Corp.	1,383,581	141,845
Raymond James Financial, Inc.	842,829	81,384
S&P Global, Inc.	1,651,219	326,116
State Street Corp.	2,391,004	229,799
T. Rowe Price Group, Inc.	1,590,719	193,145
The NASDAQ OMX Group, Inc.	758,252	69,653
		4,684,748
Consumer Finance - 0.8%
American Express Co.	4,685,308	460,566
Capital One Financial Corp.	3,162,533	297,278
Discover Financial Services	2,307,138	170,405
Navient Corp.	1,710,480	23,622
Synchrony Financial	4,647,377	160,939
		1,112,810
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	12,516,576	2,397,300
Jefferies Financial Group, Inc.	2,038,959	44,612
		2,441,912
Insurance - 2.4%
AFLAC, Inc.	5,068,553	228,389
Allstate Corp.	2,305,195	215,490
American International Group, Inc.	5,846,318	308,627
Aon PLC	1,601,019	223,935
Arthur J. Gallagher & Co.	1,179,891	78,203
Assurant, Inc.	341,268	31,857
Chubb Ltd.	3,018,180	394,446
Cincinnati Financial Corp.	970,500	67,324
Everest Re Group Ltd.	265,601	59,837
Hartford Financial Services Group, Inc.	2,321,601	121,489
Lincoln National Corp.	1,419,426	94,094
Loews Corp.	1,753,563	85,697
Marsh & McLennan Companies, Inc.	3,301,279	265,324
MetLife, Inc.	6,741,735	310,052
Principal Financial Group, Inc.	1,751,901	97,756
Progressive Corp.	3,786,949	235,132
Prudential Financial, Inc.	2,744,448	265,772
The Travelers Companies, Inc.	1,765,213	226,865
Torchmark Corp.	689,989	58,532
Unum Group	1,438,953	55,846
Willis Group Holdings PLC	859,364	129,893
XL Group Ltd.	1,670,828	92,865
		3,647,425

TOTAL FINANCIALS		21,293,570

HEALTH CARE - 13.9%
Biotechnology - 2.5%
AbbVie, Inc.	10,367,083	1,025,719
Alexion Pharmaceuticals, Inc. (a)	1,441,687	167,423
Amgen, Inc.	4,347,297	780,861
Biogen, Inc. (a)	1,375,889	404,456
Celgene Corp. (a)	4,891,725	384,881
Gilead Sciences, Inc.	8,519,285	574,200
Incyte Corp. (a)	1,142,528	78,000
Regeneron Pharmaceuticals, Inc. (a)	502,215	150,825
Vertex Pharmaceuticals, Inc. (a)	1,651,168	254,280
		3,820,645
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	11,319,879	696,512
Abiomed, Inc. (a)	273,561	104,265
Align Technology, Inc. (a)	469,036	155,697
Baxter International, Inc.	3,231,734	228,936
Becton, Dickinson & Co.	1,731,484	383,680
Boston Scientific Corp. (a)	8,941,640	271,736
Danaher Corp.	3,992,198	396,345
Dentsply Sirona, Inc.	1,493,727	65,440
Edwards Lifesciences Corp. (a)	1,365,877	187,549
Hologic, Inc. (a)	1,798,388	68,141
IDEXX Laboratories, Inc. (a)	566,599	117,972
Intuitive Surgical, Inc. (a)	730,329	335,710
Medtronic PLC	8,813,844	760,811
ResMed, Inc.	929,516	95,564
Stryker Corp.	2,095,354	364,634
The Cooper Companies, Inc.	318,806	72,149
Varian Medical Systems, Inc. (a)	593,763	69,987
Zimmer Biomet Holdings, Inc.	1,321,152	147,322
		4,522,450
Health Care Providers & Services - 3.1%
Aetna, Inc.	2,126,251	374,497
AmerisourceBergen Corp.	1,057,165	86,836
Anthem, Inc.	1,663,071	368,237
Cardinal Health, Inc.	2,046,671	106,611
Centene Corp. (a)	1,285,611	150,622
Cigna Corp.	1,579,522	267,524
CVS Health Corp.	6,597,938	418,243
DaVita HealthCare Partners, Inc. (a)	946,903	63,291
Envision Healthcare Corp. (a)	786,823	33,739
Express Scripts Holding Co. (a)	3,670,192	278,237
HCA Holdings, Inc.	1,820,464	187,763
Henry Schein, Inc. (a)(b)	999,538	69,168
Humana, Inc.	895,417	260,548
Laboratory Corp. of America Holdings (a)	662,698	119,677
McKesson Corp.	1,341,912	190,471
Quest Diagnostics, Inc.	882,112	93,971
UnitedHealth Group, Inc.	6,293,130	1,519,854
Universal Health Services, Inc. Class B	565,741	65,049
		4,654,338
Health Care Technology - 0.1%
Cerner Corp. (a)	2,054,871	122,635
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	2,098,768	129,956
Illumina, Inc. (a)	956,005	260,454
Mettler-Toledo International, Inc. (a)	165,662	91,237
PerkinElmer, Inc.	718,654	53,418
Quintiles Transnational Holdings, Inc. (a)	948,040	93,790
Thermo Fisher Scientific, Inc.	2,612,974	544,204
Waters Corp. (a)	512,368	98,692
		1,271,751
Pharmaceuticals - 4.3%
Allergan PLC	2,148,215	323,951
Bristol-Myers Squibb Co.	10,617,390	558,687
Eli Lilly & Co.	6,270,129	533,212
Johnson & Johnson	17,448,067	2,087,138
Merck & Co., Inc.	17,534,490	1,043,828
Mylan NV (a)	3,347,847	128,758
Nektar Therapeutics (a)	1,034,405	83,032
Perrigo Co. PLC	851,833	62,320
Pfizer, Inc.	38,714,043	1,390,996
Zoetis, Inc. Class A	3,169,044	265,249
		6,477,171

TOTAL HEALTH CARE		20,868,990

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.8%
Arconic, Inc.	2,762,913	48,765
General Dynamics Corp.	1,795,914	362,254
Harris Corp.	772,152	116,186
Huntington Ingalls Industries, Inc.	295,308	65,284
L3 Technologies, Inc.	508,723	100,895
Lockheed Martin Corp.	1,615,755	508,220
Northrop Grumman Corp.	1,132,111	370,483
Raytheon Co.	1,876,277	393,080
Rockwell Collins, Inc.	1,066,191	146,612
Textron, Inc.	1,702,418	113,347
The Boeing Co.	3,597,573	1,266,921
TransDigm Group, Inc. (b)	315,693	105,476
United Technologies Corp.	4,837,209	603,780
		4,201,303
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	908,849	79,070
Expeditors International of Washington, Inc.	1,148,130	85,513
FedEx Corp.	1,602,828	399,297
United Parcel Service, Inc. Class B	4,476,000	519,753
		1,083,633
Airlines - 0.5%
Alaska Air Group, Inc.	799,902	48,642
American Airlines Group, Inc.	2,738,556	119,237
Delta Air Lines, Inc.	4,229,571	228,608
Southwest Airlines Co.	3,517,803	179,689
United Continental Holdings, Inc. (a)	1,573,806	109,521
		685,697
Building Products - 0.3%
A.O. Smith Corp.	946,033	59,666
Allegion PLC	619,030	47,312
Fortune Brands Home & Security, Inc.	988,195	55,507
Johnson Controls International PLC	6,022,976	202,131
Masco Corp.	2,038,124	75,961
		440,577
Commercial Services & Supplies - 0.3%
Cintas Corp.	560,962	102,235
Republic Services, Inc.	1,464,738	98,767
Stericycle, Inc. (a)	556,331	35,327
Waste Management, Inc.	2,594,738	214,611
		450,940
Construction & Engineering - 0.1%
Fluor Corp.	909,874	44,347
Jacobs Engineering Group, Inc.	783,146	50,748
Quanta Services, Inc. (a)	999,869	36,005
		131,100
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	274,172	32,421
AMETEK, Inc.	1,504,470	109,871
Eaton Corp. PLC	2,862,810	219,234
Emerson Electric Co.	4,128,625	292,472
Fortive Corp.	1,991,793	144,783
Rockwell Automation, Inc.	831,041	145,773
		944,554
Industrial Conglomerates - 1.6%
3M Co.	3,872,794	763,831
General Electric Co.	56,466,529	795,049
Honeywell International, Inc.	4,890,592	723,367
Roper Technologies, Inc.	668,718	184,426
		2,466,673
Machinery - 1.5%
Caterpillar, Inc.	3,886,618	590,416
Cummins, Inc.	1,012,856	144,221
Deere & Co.	2,105,733	314,828
Dover Corp.	1,004,283	77,541
Flowserve Corp. (b)	850,637	35,165
Illinois Tool Works, Inc.	1,999,099	287,271
Ingersoll-Rand PLC	1,624,999	142,252
PACCAR, Inc.	2,289,124	142,452
Parker Hannifin Corp.	865,275	147,875
Pentair PLC	1,077,289	47,013
Snap-On, Inc.	368,880	54,528
Stanley Black & Decker, Inc.	997,315	138,866
Xylem, Inc.	1,169,918	82,362
		2,204,790
Professional Services - 0.3%
Equifax, Inc.	780,925	88,994
IHS Markit Ltd. (a)	2,354,312	116,020
Nielsen Holdings PLC	2,180,246	65,778
Robert Half International, Inc.	808,129	51,462
Verisk Analytics, Inc. (a)	1,008,809	107,176
		429,430
Road & Rail - 1.0%
CSX Corp.	5,770,076	373,035
J.B. Hunt Transport Services, Inc.	556,736	71,318
Kansas City Southern	670,203	71,812
Norfolk Southern Corp.	1,847,997	280,249
Union Pacific Corp.	5,119,300	730,831
		1,527,245
Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	1,870,697	99,577
United Rentals, Inc. (a)	549,623	87,703
W.W. Grainger, Inc.	332,036	102,596
		289,876

TOTAL INDUSTRIALS		14,855,818

INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 1.1%
Cisco Systems, Inc.	31,330,386	1,338,121
F5 Networks, Inc. (a)	402,198	69,624
Juniper Networks, Inc.	2,235,600	59,556
Motorola Solutions, Inc.	1,053,556	113,089
		1,580,390
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,986,695	172,703
Corning, Inc.	5,651,852	153,561
FLIR Systems, Inc.	903,458	48,696
IPG Photonics Corp. (a)	246,083	59,372
TE Connectivity Ltd.	2,284,046	212,599
		646,931
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	1,105,793	83,355
Alphabet, Inc.:
Class A (a)	1,941,227	2,135,350
Class C (a)	1,979,413	2,147,643
eBay, Inc. (a)	6,121,253	230,894
Facebook, Inc. Class A (a)	15,581,713	2,988,261
VeriSign, Inc. (a)	624,369	81,443
		7,666,946
IT Services - 4.3%
Accenture PLC Class A	4,010,456	624,588
Alliance Data Systems Corp.	313,800	66,155
Automatic Data Processing, Inc.	2,882,777	374,819
Cognizant Technology Solutions Corp. Class A	3,824,018	288,140
DXC Technology Co.	1,855,224	170,885
Fidelity National Information Services, Inc.	2,153,799	220,161
Fiserv, Inc. (a)	2,687,321	195,100
Gartner, Inc. (a)	590,733	78,414
Global Payments, Inc.	1,034,970	115,047
IBM Corp.	5,571,400	787,295
MasterCard, Inc. Class A	6,003,635	1,141,411
Paychex, Inc.	2,078,980	136,340
PayPal Holdings, Inc. (a)	7,336,848	602,135
The Western Union Co.	2,986,976	59,411
Total System Services, Inc.	1,075,476	91,620
Visa, Inc. Class A	11,723,245	1,532,463
		6,483,984
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)(b)	5,357,159	73,554
Analog Devices, Inc.	2,404,994	233,717
Applied Materials, Inc.	6,833,078	346,984
Broadcom, Inc.	2,669,572	672,919
Intel Corp.	30,436,054	1,680,070
KLA-Tencor Corp.	1,018,566	115,332
Lam Research Corp.	1,059,747	210,021
Microchip Technology, Inc. (b)	1,524,035	148,411
Micron Technology, Inc. (a)	7,520,014	433,078
NVIDIA Corp.	3,934,577	992,261
Qorvo, Inc. (a)	822,644	66,017
Qualcomm, Inc.	9,627,439	559,547
Skyworks Solutions, Inc.	1,186,766	117,027
Texas Instruments, Inc.	6,397,995	716,000
Xilinx, Inc.	1,657,174	112,870
		6,477,808
Software - 6.1%
Activision Blizzard, Inc.	4,933,710	349,849
Adobe Systems, Inc. (a)	3,196,951	796,936
ANSYS, Inc. (a)	545,449	88,799
Autodesk, Inc. (a)	1,432,491	184,935
CA Technologies, Inc.	2,033,577	72,680
Cadence Design Systems, Inc. (a)	1,839,619	78,092
Citrix Systems, Inc. (a)	841,176	88,845
Electronic Arts, Inc. (a)	1,994,786	261,137
Intuit, Inc.	1,582,320	318,996
Microsoft Corp.	50,075,071	4,949,420
Oracle Corp.	19,652,778	918,178
Red Hat, Inc. (a)	1,151,133	186,967
Salesforce.com, Inc. (a)	4,501,607	582,193
Symantec Corp.	4,032,009	83,785
Synopsys, Inc. (a)	967,222	85,183
Take-Two Interactive Software, Inc. (a)	743,978	83,385
		9,129,380
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	32,998,492	6,166,419
Hewlett Packard Enterprise Co.	10,190,875	155,309
HP, Inc.	10,649,146	234,601
NetApp, Inc.	1,742,420	119,042
Seagate Technology LLC	1,852,353	104,380
Western Digital Corp.	1,935,159	161,605
Xerox Corp.	1,391,250	37,814
		6,979,170

TOTAL INFORMATION TECHNOLOGY		38,964,609

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,423,855	229,824
Albemarle Corp. U.S.	719,529	67,254
CF Industries Holdings, Inc.	1,516,905	62,405
DowDuPont, Inc.	15,217,963	975,624
Eastman Chemical Co.	929,775	96,985
Ecolab, Inc.	1,690,711	241,112
FMC Corp.	873,612	76,083
International Flavors & Fragrances, Inc.	513,302	62,690
LyondellBasell Industries NV Class A	2,104,092	235,911
Monsanto Co.	2,866,719	365,392
PPG Industries, Inc.	1,654,968	167,019
Praxair, Inc.	1,867,371	291,795
Sherwin-Williams Co.	537,928	204,009
The Mosaic Co.	2,279,815	62,672
		3,138,775
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	408,434	91,028
Vulcan Materials Co.	861,586	110,059
		201,087
Containers & Packaging - 0.3%
Avery Dennison Corp.	571,833	60,060
Ball Corp.	2,276,564	84,119
International Paper Co.	2,685,533	143,676
Packaging Corp. of America	613,605	72,099
Sealed Air Corp.	1,088,510	47,415
WestRock Co.	1,659,004	97,682
		505,051
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	8,756,843	147,991
Newmont Mining Corp.	3,469,418	135,064
Nucor Corp.	2,067,553	132,716
		415,771

TOTAL MATERIALS		4,260,684

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	658,401	82,247
American Tower Corp.	2,867,050	396,714
Apartment Investment & Management Co. Class A	1,023,185	41,777
AvalonBay Communities, Inc.	898,010	148,657
Boston Properties, Inc.	1,003,739	122,225
Crown Castle International Corp.	2,696,791	280,871
Digital Realty Trust, Inc.	1,336,086	143,603
Duke Realty Corp.	2,321,659	65,285
Equinix, Inc.	515,256	204,479
Equity Residential (SBI)	2,394,368	153,216
Essex Property Trust, Inc.	429,464	102,655
Extra Space Storage, Inc.	819,679	78,894
Federal Realty Investment Trust (SBI)	476,005	56,592
General Growth Properties, Inc.	4,107,769	83,306
HCP, Inc.	3,052,991	73,180
Host Hotels & Resorts, Inc.	4,774,240	103,267
Iron Mountain, Inc.	1,830,307	60,931
Kimco Realty Corp.	2,766,921	42,777
Mid-America Apartment Communities, Inc.	738,967	69,138
Prologis, Inc.	3,466,679	223,081
Public Storage	974,382	206,413
Realty Income Corp.	1,848,367	98,518
Regency Centers Corp.	966,349	56,126
SBA Communications Corp. Class A (a)	757,702	119,770
Simon Property Group, Inc.	2,023,640	324,228
SL Green Realty Corp.	587,435	57,287
The Macerich Co.	705,336	39,238
UDR, Inc.	1,743,960	63,602
Ventas, Inc.	2,316,432	126,616
Vornado Realty Trust	1,124,348	78,378
Welltower, Inc.	2,408,592	138,855
Weyerhaeuser Co.	4,911,538	183,348
		4,025,274
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,965,090	90,768

TOTAL REAL ESTATE		4,116,042

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	39,931,060	1,290,572
CenturyLink, Inc.	6,326,490	115,269
Verizon Communications, Inc.	26,845,926	1,279,745
		2,685,586
UTILITIES - 2.8%
Electric Utilities - 1.7%
Alliant Energy Corp.	1,504,607	62,321
American Electric Power Co., Inc.	3,199,727	217,421
Duke Energy Corp.	4,553,006	351,310
Edison International	2,118,890	131,710
Entergy Corp.	1,175,624	95,120
Eversource Energy	2,060,845	117,633
Exelon Corp.	6,275,999	259,764
FirstEnergy Corp.	2,907,389	100,072
NextEra Energy, Inc.	3,059,202	507,246
PG&E Corp.	3,349,066	145,115
Pinnacle West Capital Corp.	727,084	57,883
PPL Corp.	4,513,707	123,314
Southern Co.	6,556,493	294,387
Xcel Energy, Inc.	3,304,165	150,406
		2,613,702
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,962,449	67,175
The AES Corp.	4,295,469	54,767
		121,942
Multi-Utilities - 0.9%
Ameren Corp.	1,577,960	93,399
CenterPoint Energy, Inc.	2,803,134	73,246
CMS Energy Corp.	1,836,698	84,727
Consolidated Edison, Inc.	2,018,645	154,891
Dominion Resources, Inc.	4,237,146	271,982
DTE Energy Co.	1,166,630	119,498
NiSource, Inc.	2,194,329	55,517
Public Service Enterprise Group, Inc.	3,282,703	173,918
SCANA Corp.	927,637	33,673
Sempra Energy	1,660,482	176,891
WEC Energy Group, Inc.	2,052,120	129,591
		1,367,333
Water Utilities - 0.1%
American Water Works Co., Inc.	1,161,202	96,542

TOTAL UTILITIES		4,199,519

TOTAL COMMON STOCKS
(Cost $83,776,556)		149,961,527
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.26% 6/21/18 (c)
(Cost $19,986)	20,000	19,981
	Shares	Value (000s)

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.76% (d)	163,272,058	$163,305
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	997,060,997	997,161
TOTAL MONEY MARKET FUNDS
(Cost $1,160,448)		1,160,466
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $84,956,990)		151,141,974
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(788,165)
NET ASSETS - 100%		$150,353,809

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,931	June 2018	$396,491	$12,897	$12,897

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,083,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,697
Fidelity Securities Lending Cash Central Fund	583
Total	$2,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$19,293,869	$19,293,869	$--	$--
Consumer Staples	10,030,948	10,030,948	--	--
Energy	9,391,892	9,391,892	--	--
Financials	21,293,570	21,293,570	--	--
Health Care	20,868,990	20,868,990	--	--
Industrials	14,855,818	14,855,818	--	--
Information Technology	38,964,609	38,964,609	--	--
Materials	4,260,684	4,260,684	--	--
Real Estate	4,116,042	4,116,042	--	--
Telecommunication Services	2,685,586	2,685,586	--	--
Utilities	4,199,519	4,199,519	--	--
U.S. Government and Government Agency Obligations	19,981	--	19,981	--
Money Market Funds	1,160,466	1,160,466	--	--
Total Investments in Securities:	$151,141,974	$151,121,993	$19,981	$--
Derivative Instruments:
Assets
Futures Contracts	$12,897	$12,897	$--	$--
Total Assets	$12,897	$12,897	$--	$--
Total Derivative Instruments:	$12,897	$12,897	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ 500 Index Fund

May 31, 2018

Z5I-QTLY-0718
1.9881568.101

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.2%
Aptiv PLC	4,887	$476,483
BorgWarner, Inc.	3,639	177,510
The Goodyear Tire & Rubber Co.	4,418	107,932
		761,925
Automobiles - 0.5%
Ford Motor Co.	71,744	828,643
General Motors Co.	23,214	991,238
Harley-Davidson, Inc.	3,096	127,184
		1,947,065
Distributors - 0.1%
Genuine Parts Co.	2,698	244,951
LKQ Corp. (a)	5,691	180,803
		425,754
Diversified Consumer Services - 0.0%
H&R Block, Inc.	3,843	105,490
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	7,463	464,796
Chipotle Mexican Grill, Inc. (a)	452	194,441
Darden Restaurants, Inc.	2,271	198,508
Hilton Worldwide Holdings, Inc.	5,206	420,176
Marriott International, Inc. Class A	5,520	747,187
McDonald's Corp.	14,656	2,345,107
MGM Mirage, Inc.	9,371	294,718
Norwegian Cruise Line Holdings Ltd. (a)	3,790	198,369
Royal Caribbean Cruises Ltd.	3,144	330,057
Starbucks Corp.	25,835	1,464,069
Wynn Resorts Ltd.	1,555	304,796
Yum! Brands, Inc.	6,113	497,170
		7,459,394
Household Durables - 0.4%
D.R. Horton, Inc.	6,289	265,459
Garmin Ltd.	2,034	122,223
Leggett & Platt, Inc.	2,431	100,400
Lennar Corp. Class A	5,020	259,735
Mohawk Industries, Inc. (a)	1,163	237,299
Newell Brands, Inc.	8,920	210,334
PulteGroup, Inc.	4,845	146,561
Whirlpool Corp.	1,300	188,175
		1,530,186
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	7,387	12,038,003
Expedia, Inc.	2,249	272,196
Netflix, Inc. (a)	7,978	2,805,065
The Booking Holdings, Inc. (a)	897	1,891,701
TripAdvisor, Inc. (a)	1,995	104,019
		17,110,984
Leisure Products - 0.1%
Hasbro, Inc.	2,077	180,180
Mattel, Inc.	6,323	98,133
		278,313
Media - 2.4%
CBS Corp. Class B	6,345	319,598
Charter Communications, Inc. Class A (a)	3,420	892,757
Comcast Corp. Class A	85,211	2,656,879
Discovery Communications, Inc.:
Class A (a)(b)	2,861	60,338
Class C (non-vtg.) (a)	6,253	123,622
DISH Network Corp. Class A (a)	4,192	123,874
Interpublic Group of Companies, Inc.	7,068	159,737
News Corp.:
Class A	7,041	105,826
Class B	2,239	34,593
Omnicom Group, Inc.	4,233	305,115
The Walt Disney Co.	27,644	2,749,749
Time Warner, Inc.	14,337	1,349,972
Twenty-First Century Fox, Inc.:
Class A	19,377	746,983
Class B	8,074	308,185
Viacom, Inc. Class B (non-vtg.)	6,488	175,825
		10,113,053
Multiline Retail - 0.5%
Dollar General Corp.	4,743	414,918
Dollar Tree, Inc. (a)	4,359	360,010
Kohl's Corp.	3,089	206,191
Macy's, Inc.	5,603	195,601
Nordstrom, Inc.	2,149	105,365
Target Corp.	9,993	728,390
		2,010,475
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	1,360	174,923
AutoZone, Inc. (a)	501	325,309
Best Buy Co., Inc.	4,675	319,069
CarMax, Inc. (a)	3,325	229,159
Foot Locker, Inc.	2,228	120,245
Gap, Inc.	4,005	112,060
Home Depot, Inc.	21,468	4,004,855
L Brands, Inc.	4,515	153,104
Lowe's Companies, Inc.	15,258	1,449,663
O'Reilly Automotive, Inc. (a)	1,538	414,353
Ross Stores, Inc.	7,025	554,132
Tiffany & Co., Inc.	1,873	244,951
TJX Companies, Inc.	11,624	1,049,880
Tractor Supply Co.	2,300	170,913
Ulta Beauty, Inc. (a)	1,065	262,959
		9,585,575
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	6,623	120,737
Michael Kors Holdings Ltd. (a)	2,796	160,462
NIKE, Inc. Class B	23,860	1,713,148
PVH Corp.	1,414	226,240
Ralph Lauren Corp.	1,019	137,137
Tapestry, Inc.	5,237	228,962
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	3,407	71,206
Class C (non-vtg.) (a)	3,388	64,101
VF Corp.	6,053	491,261
		3,213,254

TOTAL CONSUMER DISCRETIONARY		54,541,468

CONSUMER STAPLES - 6.7%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	4,808	271,940
Constellation Brands, Inc. Class A (sub. vtg.)	3,151	702,925
Dr. Pepper Snapple Group, Inc.	3,304	394,167
Molson Coors Brewing Co. Class B	3,399	209,548
Monster Beverage Corp. (a)	7,601	388,867
PepsiCo, Inc.	26,145	2,621,036
The Coca-Cola Co.	70,582	3,035,026
		7,623,509
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	8,073	1,600,392
Kroger Co.	14,781	359,622
Sysco Corp.	8,827	574,020
Walgreens Boots Alliance, Inc.	15,663	977,215
Walmart, Inc.	26,686	2,202,662
		5,713,911
Food Products - 1.1%
Archer Daniels Midland Co.	10,281	449,485
Campbell Soup Co.	3,537	118,985
ConAgra Foods, Inc.	7,366	272,984
General Mills, Inc.	10,461	442,396
Hormel Foods Corp.	4,965	178,194
Kellogg Co.	4,577	294,713
McCormick & Co., Inc. (non-vtg.)	2,226	224,826
Mondelez International, Inc.	27,343	1,073,760
The Hershey Co.	2,590	233,204
The J.M. Smucker Co.	2,088	224,460
The Kraft Heinz Co.	10,980	631,130
Tyson Foods, Inc. Class A	5,471	369,128
		4,513,265
Household Products - 1.3%
Church & Dwight Co., Inc.	4,485	210,571
Clorox Co.	2,379	287,455
Colgate-Palmolive Co.	16,092	1,015,244
Kimberly-Clark Corp.	6,447	650,180
Procter & Gamble Co.	46,346	3,391,137
		5,554,587
Personal Products - 0.2%
Coty, Inc. Class A	8,681	115,023
Estee Lauder Companies, Inc. Class A	4,128	616,888
		731,911
Tobacco - 1.0%
Altria Group, Inc.	34,938	1,947,444
Philip Morris International, Inc.	28,553	2,271,106
		4,218,550

TOTAL CONSUMER STAPLES		28,355,733

ENERGY - 6.2%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	7,769	268,730
Halliburton Co.	16,041	797,879
Helmerich & Payne, Inc.	2,001	132,826
National Oilwell Varco, Inc.	6,987	289,402
Schlumberger Ltd.	25,442	1,747,102
TechnipFMC PLC	8,060	251,069
		3,487,008
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	9,474	661,285
Andeavor	2,601	375,662
Apache Corp.	7,013	280,520
Cabot Oil & Gas Corp.	8,471	193,562
Chevron Corp.	35,118	4,365,167
Cimarex Energy Co.	1,755	163,075
Concho Resources, Inc. (a)	2,740	376,229
ConocoPhillips Co.	21,594	1,455,220
Devon Energy Corp.	9,672	402,065
EOG Resources, Inc.	10,638	1,253,263
EQT Corp.	4,501	231,982
Exxon Mobil Corp.	77,898	6,328,434
Hess Corp.	4,923	297,448
Kinder Morgan, Inc.	34,879	581,782
Marathon Oil Corp.	15,620	334,737
Marathon Petroleum Corp.	8,721	689,221
Newfield Exploration Co. (a)	3,672	107,369
Noble Energy, Inc.	9,048	323,014
Occidental Petroleum Corp.	14,067	1,184,441
ONEOK, Inc.	7,549	514,540
Phillips 66 Co.	7,719	899,186
Pioneer Natural Resources Co.	3,131	604,596
Range Resources Corp.	4,160	65,894
The Williams Companies, Inc.	15,210	408,541
Valero Energy Corp.	7,964	965,237
		23,062,470

TOTAL ENERGY		26,549,478

FINANCIALS - 14.1%
Banks - 6.2%
Bank of America Corp.	175,884	5,107,671
BB&T Corp.	14,291	750,278
Citigroup, Inc.	47,248	3,150,969
Citizens Financial Group, Inc.	8,959	365,975
Comerica, Inc.	3,177	299,559
Fifth Third Bancorp	12,755	390,048
Huntington Bancshares, Inc.	20,265	301,341
JPMorgan Chase & Co.	63,093	6,751,582
KeyCorp	19,500	379,080
M&T Bank Corp.	2,761	475,113
Peoples United Financial, Inc.	6,381	117,474
PNC Financial Services Group, Inc.	8,670	1,243,365
Regions Financial Corp.	20,637	376,419
SunTrust Banks, Inc.	8,609	581,194
SVB Financial Group (a)	972	303,390
U.S. Bancorp	28,850	1,442,212
Wells Fargo & Co.	80,706	4,357,317
Zions Bancorporation (b)	3,613	198,029
		26,591,016
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	1,002	159,579
Ameriprise Financial, Inc.	2,690	372,915
Bank of New York Mellon Corp.	18,563	1,016,324
BlackRock, Inc. Class A	2,275	1,215,373
Brighthouse Financial, Inc.	1,762	83,008
Cboe Global Markets, Inc.	2,072	202,144
Charles Schwab Corp.	22,031	1,225,364
CME Group, Inc.	6,258	1,019,428
E*TRADE Financial Corp. (a)	4,896	310,162
Franklin Resources, Inc.	5,984	200,883
Goldman Sachs Group, Inc.	6,495	1,467,091
IntercontinentalExchange, Inc.	10,705	758,877
Invesco Ltd.	7,485	204,490
Moody's Corp.	3,056	521,262
Morgan Stanley	25,365	1,271,801
MSCI, Inc.	1,654	268,891
Northern Trust Corp.	3,911	400,956
Raymond James Financial, Inc.	2,383	230,102
S&P Global, Inc.	4,668	921,930
State Street Corp.	6,759	649,607
T. Rowe Price Group, Inc.	4,497	546,026
The NASDAQ OMX Group, Inc.	2,143	196,856
		13,243,069
Consumer Finance - 0.8%
American Express Co.	13,245	1,301,984
Capital One Financial Corp.	8,940	840,360
Discover Financial Services	6,522	481,715
Navient Corp.	4,835	66,771
Synchrony Financial	13,137	454,934
		3,145,764
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	35,382	6,776,714
Jefferies Financial Group, Inc.	5,764	126,116
		6,902,830
Insurance - 2.4%
AFLAC, Inc.	14,328	645,620
Allstate Corp.	6,516	609,116
American International Group, Inc.	16,527	872,460
Aon PLC	4,526	633,052
Arthur J. Gallagher & Co.	3,335	221,044
Assurant, Inc.	965	90,083
Chubb Ltd.	8,532	1,115,047
Cincinnati Financial Corp.	2,743	190,282
Everest Re Group Ltd.	751	169,193
Hartford Financial Services Group, Inc.	6,563	343,442
Lincoln National Corp.	4,012	265,955
Loews Corp.	4,957	242,249
Marsh & McLennan Companies, Inc.	9,332	750,013
MetLife, Inc.	19,058	876,477
Principal Financial Group, Inc.	4,952	276,322
Progressive Corp.	10,705	664,673
Prudential Financial, Inc.	7,758	751,285
The Travelers Companies, Inc.	4,990	641,315
Torchmark Corp.	1,950	165,419
Unum Group	4,068	157,879
Willis Group Holdings PLC	2,429	367,143
XL Group Ltd.	4,723	262,504
		10,310,573

TOTAL FINANCIALS		60,193,252

HEALTH CARE - 13.8%
Biotechnology - 2.5%
AbbVie, Inc.	29,306	2,899,536
Alexion Pharmaceuticals, Inc. (a)	4,075	473,230
Amgen, Inc.	12,289	2,207,350
Biogen, Inc. (a)	3,889	1,143,210
Celgene Corp. (a)	13,828	1,087,987
Gilead Sciences, Inc.	24,083	1,623,194
Incyte Corp. (a)	3,230	220,512
Regeneron Pharmaceuticals, Inc. (a)	1,420	426,454
Vertex Pharmaceuticals, Inc. (a)	4,668	718,872
		10,800,345
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	31,999	1,968,898
Abiomed, Inc. (a)	773	294,621
Align Technology, Inc. (a)	1,326	440,166
Baxter International, Inc.	9,136	647,194
Becton, Dickinson & Co.	4,895	1,084,683
Boston Scientific Corp. (a)	25,276	768,138
Danaher Corp.	11,285	1,120,375
Dentsply Sirona, Inc.	4,222	184,966
Edwards Lifesciences Corp. (a)	3,861	530,154
Hologic, Inc. (a)	5,084	192,633
IDEXX Laboratories, Inc. (a)	1,602	333,552
Intuitive Surgical, Inc. (a)	2,064	948,759
Medtronic PLC	24,915	2,150,663
ResMed, Inc.	2,628	270,185
Stryker Corp.	5,923	1,030,720
The Cooper Companies, Inc.	901	203,905
Varian Medical Systems, Inc. (a)	1,678	197,786
Zimmer Biomet Holdings, Inc.	3,735	416,490
		12,783,888
Health Care Providers & Services - 3.1%
Aetna, Inc.	6,011	1,058,717
AmerisourceBergen Corp.	2,988	245,434
Anthem, Inc.	4,701	1,040,895
Cardinal Health, Inc.	5,786	301,393
Centene Corp. (a)	3,634	425,759
Cigna Corp.	4,465	756,237
CVS Health Corp.	18,651	1,182,287
DaVita HealthCare Partners, Inc. (a)	2,677	178,931
Envision Healthcare Corp. (a)	2,224	95,365
Express Scripts Holding Co. (a)	10,375	786,529
HCA Holdings, Inc.	5,146	530,758
Henry Schein, Inc. (a)	2,826	195,559
Humana, Inc.	2,531	736,470
Laboratory Corp. of America Holdings (a)	1,873	338,245
McKesson Corp.	3,793	538,378
Quest Diagnostics, Inc.	2,494	265,686
UnitedHealth Group, Inc.	17,790	4,296,463
Universal Health Services, Inc. Class B	1,599	183,853
		13,156,959
Health Care Technology - 0.1%
Cerner Corp. (a)	5,809	346,681
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	5,933	367,371
Illumina, Inc. (a)	2,702	736,133
Mettler-Toledo International, Inc. (a)	468	257,746
PerkinElmer, Inc.	2,032	151,039
Quintiles Transnational Holdings, Inc. (a)	2,680	265,132
Thermo Fisher Scientific, Inc.	7,386	1,538,282
Waters Corp. (a)	1,448	278,914
		3,594,617
Pharmaceuticals - 4.3%
Allergan PLC	6,073	915,808
Bristol-Myers Squibb Co.	30,014	1,579,337
Eli Lilly & Co.	17,725	1,507,334
Johnson & Johnson	49,323	5,900,017
Merck & Co., Inc.	49,567	2,950,724
Mylan NV (a)	9,464	363,985
Nektar Therapeutics (a)	2,924	234,709
Perrigo Co. PLC	2,408	176,169
Pfizer, Inc.	109,438	3,932,107
Zoetis, Inc. Class A	8,958	749,785
		18,309,975

TOTAL HEALTH CARE		58,992,465

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.8%
Arconic, Inc.	7,810	137,847
General Dynamics Corp.	5,077	1,024,082
Harris Corp.	2,183	328,476
Huntington Ingalls Industries, Inc.	835	184,593
L3 Technologies, Inc.	1,438	285,199
Lockheed Martin Corp.	4,567	1,436,504
Northrop Grumman Corp.	3,200	1,047,200
Raytheon Co.	5,304	1,111,188
Rockwell Collins, Inc.	3,014	414,455
Textron, Inc.	4,812	320,383
The Boeing Co.	10,170	3,581,467
TransDigm Group, Inc.	892	298,026
United Technologies Corp.	13,674	1,706,789
		11,876,209
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,569	223,503
Expeditors International of Washington, Inc.	3,246	241,762
FedEx Corp.	4,531	1,128,763
United Parcel Service, Inc. Class B	12,653	1,469,266
		3,063,294
Airlines - 0.5%
Alaska Air Group, Inc.	2,261	137,491
American Airlines Group, Inc.	7,741	337,043
Delta Air Lines, Inc.	11,956	646,222
Southwest Airlines Co.	9,944	507,940
United Continental Holdings, Inc. (a)	4,449	309,606
		1,938,302
Building Products - 0.3%
A.O. Smith Corp.	2,674	168,649
Allegion PLC	1,750	133,753
Fortune Brands Home & Security, Inc.	2,793	156,883
Johnson Controls International PLC	17,026	571,393
Masco Corp.	5,761	214,712
		1,245,390
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,586	289,049
Republic Services, Inc.	4,141	279,228
Stericycle, Inc. (a)	1,573	99,886
Waste Management, Inc.	7,335	606,678
		1,274,841
Construction & Engineering - 0.1%
Fluor Corp.	2,572	125,359
Jacobs Engineering Group, Inc.	2,214	143,467
Quanta Services, Inc. (a)	2,826	101,764
		370,590
Electrical Equipment - 0.6%
Acuity Brands, Inc.	775	91,644
AMETEK, Inc.	4,253	310,597
Eaton Corp. PLC	8,093	619,762
Emerson Electric Co.	11,671	826,774
Fortive Corp.	5,630	409,245
Rockwell Automation, Inc.	2,349	412,038
		2,670,060
Industrial Conglomerates - 1.6%
3M Co.	10,948	2,159,274
General Electric Co.	159,621	2,247,464
Honeywell International, Inc.	13,825	2,044,856
Roper Technologies, Inc.	1,890	521,243
		6,972,837
Machinery - 1.5%
Caterpillar, Inc.	10,987	1,669,035
Cummins, Inc.	2,863	407,663
Deere & Co.	5,953	890,033
Dover Corp.	2,839	219,199
Flowserve Corp.	2,405	99,423
Illinois Tool Works, Inc.	5,651	812,049
Ingersoll-Rand PLC	4,594	402,159
PACCAR, Inc.	6,471	402,690
Parker Hannifin Corp.	2,446	418,021
Pentair PLC	3,045	132,884
Snap-On, Inc.	1,043	154,176
Stanley Black & Decker, Inc.	2,819	392,518
Xylem, Inc.	3,307	232,813
		6,232,663
Professional Services - 0.3%
Equifax, Inc.	2,208	251,624
IHS Markit Ltd. (a)	6,655	327,958
Nielsen Holdings PLC	6,163	185,938
Robert Half International, Inc.	2,284	145,445
Verisk Analytics, Inc. (a)	2,852	302,996
		1,213,961
Road & Rail - 1.0%
CSX Corp.	16,311	1,054,506
J.B. Hunt Transport Services, Inc.	1,574	201,629
Kansas City Southern	1,895	203,049
Norfolk Southern Corp.	5,224	792,220
Union Pacific Corp.	14,471	2,065,880
		4,317,284
Trading Companies & Distributors - 0.2%
Fastenal Co.	5,288	281,480
United Rentals, Inc. (a)	1,554	247,972
W.W. Grainger, Inc.	939	290,142
		819,594

TOTAL INDUSTRIALS		41,995,025

INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 1.0%
Cisco Systems, Inc.	88,566	3,782,654
F5 Networks, Inc. (a)	1,137	196,826
Juniper Networks, Inc.	6,320	168,365
Motorola Solutions, Inc.	2,978	319,659
		4,467,504
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	5,616	488,199
Corning, Inc.	15,977	434,095
FLIR Systems, Inc.	2,554	137,661
IPG Photonics Corp. (a)	696	167,924
TE Connectivity Ltd.	6,457	601,018
		1,828,897
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	3,126	235,638
Alphabet, Inc.:
Class A (a)	5,488	6,036,800
Class C (a)	5,595	6,070,519
eBay, Inc. (a)	17,304	652,707
Facebook, Inc. Class A (a)	44,047	8,447,334
VeriSign, Inc. (a)	1,765	230,227
		21,673,225
IT Services - 4.3%
Accenture PLC Class A	11,337	1,765,624
Alliance Data Systems Corp.	887	186,997
Automatic Data Processing, Inc.	8,149	1,059,533
Cognizant Technology Solutions Corp. Class A	10,810	814,534
DXC Technology Co.	5,244	483,025
Fidelity National Information Services, Inc.	6,088	622,315
Fiserv, Inc. (a)	7,597	551,542
Gartner, Inc. (a)	1,670	221,676
Global Payments, Inc.	2,926	325,254
IBM Corp.	15,749	2,225,491
MasterCard, Inc. Class A	16,971	3,226,527
Paychex, Inc.	5,877	385,414
PayPal Holdings, Inc. (a)	20,740	1,702,132
The Western Union Co.	8,444	167,951
Total System Services, Inc.	3,040	258,978
Visa, Inc. Class A	33,140	4,332,061
		18,329,054
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	15,144	207,927
Analog Devices, Inc.	6,798	660,630
Applied Materials, Inc.	19,316	980,866
Broadcom, Inc.	7,546	1,902,120
Intel Corp.	86,038	4,749,298
KLA-Tencor Corp.	2,879	325,989
Lam Research Corp.	2,996	593,747
Microchip Technology, Inc.	4,308	419,513
Micron Technology, Inc. (a)	21,258	1,224,248
NVIDIA Corp.	11,122	2,804,857
Qorvo, Inc. (a)	2,325	186,581
Qualcomm, Inc.	27,215	1,581,736
Skyworks Solutions, Inc.	3,355	330,837
Texas Instruments, Inc.	18,086	2,024,004
Xilinx, Inc.	4,685	319,095
		18,311,448
Software - 6.1%
Activision Blizzard, Inc.	13,947	988,982
Adobe Systems, Inc. (a)	9,037	2,252,743
ANSYS, Inc. (a)	1,542	251,038
Autodesk, Inc. (a)	4,049	522,726
CA Technologies, Inc.	5,749	205,469
Cadence Design Systems, Inc. (a)	5,200	220,740
Citrix Systems, Inc. (a)	2,378	251,164
Electronic Arts, Inc. (a)	5,639	738,201
Intuit, Inc.	4,473	901,757
Microsoft Corp.	141,554	13,991,197
Oracle Corp.	55,555	2,595,530
Red Hat, Inc. (a)	3,254	528,515
Salesforce.com, Inc. (a)	12,725	1,645,724
Symantec Corp.	11,398	236,850
Synopsys, Inc. (a)	2,734	240,783
Take-Two Interactive Software, Inc. (a)	2,103	235,704
		25,807,123
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	93,281	17,431,415
Hewlett Packard Enterprise Co.	28,808	439,034
HP, Inc.	30,103	663,169
NetApp, Inc.	4,926	336,544
Seagate Technology LLC	5,236	295,049
Western Digital Corp.	5,470	456,800
Xerox Corp.	3,933	106,899
		19,728,910

TOTAL INFORMATION TECHNOLOGY		110,146,161

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	4,025	649,675
Albemarle Corp. U.S.	2,034	190,118
CF Industries Holdings, Inc.	4,288	176,408
DowDuPont, Inc.	43,019	2,757,948
Eastman Chemical Co.	2,628	274,127
Ecolab, Inc.	4,779	681,533
FMC Corp.	2,470	215,112
International Flavors & Fragrances, Inc.	1,451	177,211
LyondellBasell Industries NV Class A	5,948	666,890
Monsanto Co.	8,104	1,032,936
PPG Industries, Inc.	4,678	472,104
Praxair, Inc.	5,279	824,897
Sherwin-Williams Co.	1,521	576,839
The Mosaic Co.	6,445	177,173
		8,872,971
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,155	257,415
Vulcan Materials Co.	2,436	311,175
		568,590
Containers & Packaging - 0.3%
Avery Dennison Corp.	1,616	169,728
Ball Corp.	6,435	237,773
International Paper Co.	7,592	406,172
Packaging Corp. of America	1,735	203,863
Sealed Air Corp.	3,077	134,034
WestRock Co.	4,690	276,147
		1,427,717
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	24,754	418,343
Newmont Mining Corp.	9,807	381,787
Nucor Corp.	5,845	375,191
		1,175,321

TOTAL MATERIALS		12,044,599

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	1,861	232,476
American Tower Corp.	8,105	1,121,489
Apartment Investment & Management Co. Class A	2,892	118,080
AvalonBay Communities, Inc.	2,539	420,306
Boston Properties, Inc.	2,837	345,461
Crown Castle International Corp.	7,623	793,935
Digital Realty Trust, Inc.	3,777	405,952
Duke Realty Corp.	6,563	184,552
Equinix, Inc.	1,457	578,210
Equity Residential (SBI)	6,768	433,084
Essex Property Trust, Inc.	1,214	290,182
Extra Space Storage, Inc.	2,317	223,011
Federal Realty Investment Trust (SBI)	1,346	160,026
General Growth Properties, Inc.	11,612	235,491
HCP, Inc.	8,630	206,861
Host Hotels & Resorts, Inc.	13,496	291,918
Iron Mountain, Inc.	5,174	172,242
Kimco Realty Corp.	7,822	120,928
Mid-America Apartment Communities, Inc.	2,089	195,447
Prologis, Inc.	9,800	630,630
Public Storage	2,754	583,407
Realty Income Corp.	5,225	278,493
Regency Centers Corp.	2,732	158,675
SBA Communications Corp. Class A (a)	2,142	338,586
Simon Property Group, Inc.	5,720	916,458
SL Green Realty Corp.	1,661	161,981
The Macerich Co.	1,994	110,926
UDR, Inc.	4,930	179,797
Ventas, Inc.	6,548	357,914
Vornado Realty Trust	3,178	221,538
Welltower, Inc.	6,809	392,539
Weyerhaeuser Co.	13,884	518,290
		11,378,885
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	5,555	256,585

TOTAL REAL ESTATE		11,635,470

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	112,878	3,648,217
CenturyLink, Inc.	17,884	325,846
Verizon Communications, Inc.	75,889	3,617,629
		7,591,692
UTILITIES - 2.8%
Electric Utilities - 1.7%
Alliant Energy Corp.	4,253	176,159
American Electric Power Co., Inc.	9,045	614,608
Duke Energy Corp.	12,871	993,126
Edison International	5,990	372,338
Entergy Corp.	3,323	268,864
Eversource Energy	5,826	332,548
Exelon Corp.	17,741	734,300
FirstEnergy Corp.	8,219	282,898
NextEra Energy, Inc.	8,648	1,433,925
PG&E Corp.	9,467	410,205
Pinnacle West Capital Corp.	2,055	163,599
PPL Corp.	12,759	348,576
Southern Co.	18,534	832,177
Xcel Energy, Inc.	9,340	425,157
		7,388,480
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	5,547	189,874
The AES Corp.	12,143	154,823
		344,697
Multi-Utilities - 0.9%
Ameren Corp.	4,461	264,047
CenterPoint Energy, Inc.	7,924	207,054
CMS Energy Corp.	5,192	239,507
Consolidated Edison, Inc.	5,706	437,821
Dominion Resources, Inc.	11,978	768,868
DTE Energy Co.	3,298	337,814
NiSource, Inc.	6,203	156,936
Public Service Enterprise Group, Inc.	9,280	491,654
SCANA Corp.	2,622	95,179
Sempra Energy	4,694	500,052
WEC Energy Group, Inc.	5,801	366,333
		3,865,265
Water Utilities - 0.1%
American Water Works Co., Inc.	3,283	272,949

TOTAL UTILITIES		11,871,391

TOTAL COMMON STOCKS
(Cost $416,229,007)		423,916,734
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18 (c)
(Cost $188,331)	190,000	188,322
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.76% (d)	3,032,609	$3,033,215
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	297,080	297,110
TOTAL MONEY MARKET FUNDS
(Cost $3,330,325)		3,330,325
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $419,747,663)		427,435,381
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,137,700)
NET ASSETS - 100%		$426,297,681

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	17	June 2018	$2,299,675	$36,019	$36,019

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $158,587.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,865
Fidelity Securities Lending Cash Central Fund	3
Total	$14,868

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$54,541,468	$54,541,468	$--	$--
Consumer Staples	28,355,733	28,355,733	--	--
Energy	26,549,478	26,549,478	--	--
Financials	60,193,252	60,193,252	--	--
Health Care	58,992,465	58,992,465	--	--
Industrials	41,995,025	41,995,025	--	--
Information Technology	110,146,161	110,146,161	--	--
Materials	12,044,599	12,044,599	--	--
Real Estate	11,635,470	11,635,470	--	--
Telecommunication Services	7,591,692	7,591,692	--	--
Utilities	11,871,391	11,871,391	--	--
U.S. Government and Government Agency Obligations	188,322	--	188,322	--
Money Market Funds	3,330,325	3,330,325	--	--
Total Investments in Securities:	$427,435,381	$427,247,059	$188,322	$--
Derivative Instruments:
Assets
Futures Contracts	$36,019	$36,019	$--	$--
Total Assets	$36,019	$36,019	$--	$--
Total Derivative Instruments:	$36,019	$36,019	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018